             T  RAK -REGISTERED TRADEMARK-
                                 --------------
                    PERSONALIZED INVESTMENT ADVISORY SERVICE

                                CONSULTING GROUP
                                    CAPITAL
                                 MARKETS FUNDS

                                 Annual Report

                                August 31, 1995

                                     [LOGO]

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder
Letter...................................................................
1
Statements of Assets and
Liabilities.................................................           4
Statements of
Operations.............................................................
8
Statements of Changes in Net
Assets..................................................          10
Financial
Highlights.................................................................
14
Portfolios of Investments:
    Government Money
Investments.....................................................          23
    Intermediate Fixed Income
Investments............................................          26
    Long-Term Bond
Investments.......................................................          32
    Municipal Bond
Investments.......................................................          35
    Mortgage Backed
Investments......................................................          39
    Balanced
Investments.............................................................
41
    Large Capitalization Value Equity
Investments....................................          45
    Large Capitalization Growth
Investments..........................................          56
    Small Capitalization Value Equity
Investments....................................          64
    Small Capitalization Growth
Investments..........................................          91
    International Equity
Investments.................................................         112
    International Fixed Income
Investments...........................................         118
    Emerging Markets Equity
Investments..............................................         121
Notes to Financial
Statements........................................................         129
Independent Auditors'
Report.........................................................         138
Tax
Information...................................................................
 ...         139
Additional
Information...............................................................
140
Portfolio
Highlights.................................................................
142

CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

During the 12 months ended August 31, 1995 the capital markets turned in exceptional performance. The S&P 500 Index, which represents a broad measure of the U.S. stock market's performance, returned 21.42%, with dividends reinvested.
The Lehman Brothers Government/Corporate Index, which tracks the performance of the U.S. bond market, returned 11.49% over the same period.

The fuel for  the rise  in stock  and bond  prices was  improving U.S.
business
conditions.  The stock market's performance  was predominantly caused by company
profits exceeding the  expectations of  securities analysts.  The bond market's
performance  was attributed to declining  interest rates and moderate inflation.
After raising interest rates throughout 1994, the Federal Reserve lowered rates
in July 1995 for the first time since 1992. Meanwhile, the Consumer Price
Index,
which is a widely accepted barometer of inflation, rose only 2.35% during the
12
months ended August 31, 1995.

The better-than-average performance of the U.S. stock and bond markets, however,
was  not  matched overseas.  The  Morgan Stanley  Capital  International
Europe,
Australia, Far  East Index,  which  measures the  performance  of stocks  in
20
foreign countries, returned only 0.51% in the 12 months ended August 31, 1995.
In the two years prior to the close of TRAK's fiscal year, international stocks outperformed the U.S. stock market. International stock performance would have been worse had the value of the U.S. dollar not declined. The performance of overseas investments improves when the exchange rate on the dollar falls.

All of the Consulting Group Capital Markets Funds, with the exception of the two
international  stock funds, earned positive returns during the past fiscal year.
On a before-fees basis, seven of the funds earned double-digit returns.
Although
we are pleased with the  performance of the funds, the  key element of the
TRAK
Personalized  Investment Service is  how the funds  perform as a  group in their
shareholders' TRAK  portfolios. Each  of the  mutual funds  invest in different
types  of stock or bond investments. Based on your particular risk tolerance
and
investment  return  goals,  the  Consulting  Group  recommends  how  you should
distribute  your  total TRAK  investment among  the  separate mutual  funds.
The
purpose of this allocation is to provide you with investment diversification
and
reduce risk. Consulting  Group analysts  develop the allocation  based on their
outlook for the U.S. and global economies, corporate profits and the performance
of  the  international capital  markets. When  conditions warrant  or investment
opportunities  emerge,  the  Consulting   Group  will  revise  its
recommended
allocations for all TRAK investors. The last allocation change occurred in
September 1994.

Throughout the past fiscal year, we made several significant changes to
Consulting  Group  Capital Markets  Funds  management. In  recent  months
Mellon
Capital Management Corp. became a co-manager of the Small Capitalization
Growth
Investments Portfolio, Wells Fargo Nikko Investment Advisors became a co-manager of the Small Capitalization Value Equity Investments Portfolio and State Street
Advisors became co-manager  of the International  Equity Investments
Portfolio.
Since  early  1994 we  have added  co-managers  to all  of our  Consulting
Group
Capital Markets Funds investing in U.S. stocks. Our goal was to increase the funds' investment diversification, lower overall fund expenses, and better target the risk of each fund in relation to its appropriate stock index benchmark.

Another major development occurred in September when an exemptive order from the
Securities  and Exchange Commission was issued  that allows the Consulting
Group
Capital Markets Funds to make changes involving investment advisers without requiring shareholder approval. Previously, as you know from the three proxy solicitations during the past 12 months, shareholder votes were needed for changes to an agreement with an investment adviser. With the new order, shareholders will receive information about any investment adviser changes with their quarterly reports and Consulting Group recommendations can be implemented directly, without the delay and expense associated with proxy solicitations.

On September 21, 1995 the Board of Trustees elected the Consulting Group's new
Vice President, Tom Matthews, as executive vice president and investment officer of TRAK. Tom is a seasoned investment professional with more than 21 years of experience in this business. We are certain that Tom's keen intelligence and strong dedication to quality will be strong assets for the TRAK program in the months and years ahead. Under Tom's leadership, TRAK shareholders will continue to receive the service that they have come to expect.

We wish to thank you for the confidence you've shown in the Consulting Group and your Financial Consultant. In 1995 the number of clients investing through TRAK
Personalized Investment Advisory Service totaled 67,000 and total shareholder assets exceeded $4 billion.

As always, if you should have any questions or comments about your TRAK investments, your Financial Consultant remains ready to assist you.

Sincerely,

 Heath B. McLendon              H. John Ellis        Donald G. Robinson
 Chairman of the Board of       President of         Vice President and
 Trustees of the Consulting     the Consulting Group Investment Officer
 Group Capital Markets Funds    Capital Markets      of the Consulting
                                Funds                Group Capital
                                                     Markets Funds

October 25, 1995

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

CONSULTING GROUP CAPITAL MARKETS
              FUNDS
    STATEMENTS OF ASSETS AND
           LIABILITIES
         AUGUST 31, 1995

                                       GOVERNMENT     INTERMEDIATE      LONG-
TERM      MUNICIPAL       MORTGAGE
                                          MONEY       FIXED INCOME        BOND
BOND          BACKED
                                       INVESTMENTS     INVESTMENTS
INVESTMENTS*    INVESTMENTS     INVESTMENTS
                                      -------------   -------------   --------
-----   ------------   -------------
ASSETS
Investments, at value (Note 1)
  See accompanying schedules:
  Securities.......................   $ 241,039,659   $268,265,560
$133,388,927    $44,691,125    $ 101,841,490
  Repurchase agreements............        --              --              --
--             2,839,000
                                      -------------   -------------   --------
-----   ------------   -------------
  Total investments................     241,039,659    268,265,560
133,388,927     44,691,125      104,680,490
Cash and/or foreign currency.......          63,750            183
132,566         98,345              258
Daily variation margin on open
  futures contracts (Note 1).......        --              --              --
--              --
Forward foreign exchange contracts
  to buy, at value (Contract cost
  of $622,988 for International
  Equity Investments and
  $17,100,000 for International
  Fixed Income Investments,
  respectively) (Note 1)...........        --              --              --
--              --
Receivable for forward foreign
  exchange contracts to sell.......        --              --              --
--              --
Due from Agents (Note 2)...........          20,271        --
10,440          7,839           23,058
Dividends and/or interest
  receivable.......................         421,366      2,574,524
1,601,537        700,800          742,526
Unamortized organization costs
  (Note 5).........................          18,504         19,109
19,109         15,683           19,109
Receivable for Portfolio shares
  sold.............................       1,474,139        770,147
583,251        211,669          354,431
Receivable for investment
  securities sold..................        --              --
2,488,348        --             7,078,750
                                      -------------   -------------   --------
-----   ------------   -------------
    Total Assets...................     243,037,689    271,629,523
138,224,178     45,725,461      112,898,622
                                      -------------   -------------   --------
-----   ------------   -------------
LIABILITIES
Payable for Portfolio shares
  redeemed.........................         649,895        209,689
381,713        289,744          191,498
Payable for investment securities
  purchased........................        --           24,884,606
132,000        --             7,775,938
Forward foreign exchange contracts
  to sell, at value (Contract cost
  of $96,976,172 for International
  Equity Investments and
  $34,800,000 for International
  Fixed Income Investments,
  respectively) (Note 1)...........        --              --              --
--              --
Payable for forward foreign
  exchange contracts to buy........        --              --              --
--              --
Due to custodian...................        --              --              --
--              --
Transfer agent fees payable (Note
  2)...............................          52,373         12,717
20,182          2,368           14,999
Custodian fees payable (Note 2)....          20,440          8,065
14,122          8,239           29,292
Management fee payable (Note 2)....          11,309         81,425
26,706          6,546           25,864
Accrued legal and audit fees.......          22,022         22,022
22,022         22,022           22,022
Accrued registration and filing
  fees.............................          15,902          1,688
9,961            100              100
Accrued shareholder reports
  expense..........................          31,980         31,980
31,980         31,980           31,980
Payable for dividends declared.....         624,216        --              --
--              --
Administration fee payable (Note
  2)...............................          15,077         40,712
13,353          3,273           10,343
Accrued Trustees' fees and expenses
  (Note 2).........................           1,767          1,767
1,767          1,767            1,767
Accrued expenses and other
  payables.........................           2,649         12,160
24,962          3,700            5,450
                                      -------------   -------------   --------
-----   ------------   -------------
    Total Liabilities..............       1,447,630     25,306,831
678,768        369,739        8,109,253
                                      -------------   -------------   --------
-----   ------------   -------------
NET ASSETS.........................   $ 241,590,059   $246,322,692
$137,545,410    $45,355,722    $ 104,789,369
                                      -------------   -------------   --------
-----   ------------   -------------
                                      -------------   -------------   --------
-----   ------------   -------------
Investments at cost................   $ 241,039,659   $266,873,012
$129,047,467    $45,637,384    $ 105,695,506
Cash and/or foreign currency at
  cost.............................          63,750            183
132,566         98,345              258

------------------------
* Formerly known as Total Return Fixed Income Investments.

                       See Notes to Financial Statements.

                                                             LARGE
LARGE             SMALL
                                                         CAPITALIZATION
CAPITALIZATION    CAPITALIZATION
                                           BALANCED       VALUE EQUITY
GROWTH         VALUE EQUITY
                                         INVESTMENTS      INVESTMENTS
INVESTMENTS       INVESTMENTS
                                         ------------    --------------    ---
-----------    --------------
ASSETS
Investments, at value (Note 1)
  See accompanying schedules:
  Securities.......................      $29,886,989     $1,076,366,619    $
782,044,722     $ 332,524,903
  Repurchase agreements............          --                --
2,169,000         5,565,000
                                         ------------    --------------    ---
-----------    --------------
  Total investments................       29,886,989      1,076,366,619
784,213,722       338,089,903
Cash and/or foreign currency.......           89,669                577
52           233,094
Daily variation margin on open
  futures contracts (Note 1).......          --                --
93,574          --
Forward foreign exchange contracts
  to buy, at value (Contract cost
  of $622,988 for International
  Equity Investments and
  $17,100,000 for International
  Fixed Income Investments,
  respectively) (Note 1)...........          --                --
--                --
Receivable for forward foreign
  exchange contracts to sell.......          --                --
--                --
Due from Agents (Note 2)...........           13,821           --
--                --
Dividends and/or interest
  receivable.......................          163,732          4,408,775
794,088           651,032
Unamortized organization costs
  (Note 5).........................           46,431             19,109
19,109            19,109
Receivable for Portfolio shares
  sold.............................           12,832          4,529,942
3,331,811         1,896,806
Receivable for investment
  securities sold..................          671,220          1,779,006
17,688,714         2,405,210
                                         ------------    --------------    ---
-----------    --------------
    Total Assets...................       30,884,694      1,087,104,028
806,141,070       343,295,154
                                         ------------    --------------    ---
-----------    --------------
LIABILITIES
Payable for Portfolio shares
  redeemed.........................            2,126            507,987
418,630           157,304
Payable for investment securities
  purchased........................          524,435         15,384,072
22,615,215         2,230,274
Forward foreign exchange contracts
  to sell, at value (Contract cost
  of $96,976,172 for International
  Equity Investments and
  $34,800,000 for International
  Fixed Income Investments,
  respectively) (Note 1)...........          --                --
--                --
Payable for forward foreign
  exchange contracts to buy........          --                --
--                --
Due to custodian...................          --                --
--                --
Transfer agent fees payable (Note
  2)...............................              302             52,171
50,733            51,402
Custodian fees payable (Note 2)....           15,019             16,425
14,548            46,791
Management fee payable (Note 2)....            3,655            786,874
325,766           387,934
Accrued legal and audit fees.......           22,022             22,022
22,022            22,022
Accrued registration and filing
  fees.............................            4,445             33,650
64,816               100
Accrued shareholder reports
  expense..........................           31,980             31,980
31,980            31,980
Payable for dividends declared.....          --                --
--                --
Administration fee payable (Note
  2)...............................              309            177,481
130,375            56,571
Accrued Trustees' fees and expenses
  (Note 2).........................            1,767              1,767
1,767             1,767
Accrued expenses and other
  payables.........................           10,228             52,234
70,954             2,750
                                         ------------    --------------    ---
-----------    --------------
    Total Liabilities..............          616,288         17,066,663
23,746,806         2,988,895
                                         ------------    --------------    ---
-----------    --------------
NET ASSETS.........................      $30,268,406     $1,070,037,365    $
782,394,264     $ 340,306,259
                                         ------------    --------------    ---
-----------    --------------
                                         ------------    --------------    ---
-----------    --------------
Investments at cost................      $28,253,919     $  951,196,877    $
650,961,340     $ 307,776,135
Cash and/or foreign currency at
  cost.............................           89,669                577
52           233,094

                                           SMALL
EMERGING
                                       CAPITALIZATION    INTERNATIONAL
INTERNATIONAL       MARKETS
                                           GROWTH           EQUITY
FIXED INCOME        EQUITY
                                        INVESTMENTS       INVESTMENTS
INVESTMENTS      INVESTMENTS
                                       --------------    -------------    ----
---------    -------------
ASSETS
Investments, at value (Note 1)
  See accompanying schedules:
  Securities.......................    $ 315,241,696     $ 646,802,300    $
95,938,456     $ 54,973,262
  Repurchase agreements............         --                --
--             3,595,000
                                       --------------    -------------    ----
---------    -------------
  Total investments................      315,241,696       646,802,300
95,938,456       58,568,262
Cash and/or foreign currency.......            7,702          --
6,034,510          756,904
Daily variation margin on open
  futures contracts (Note 1).......         --                --
--               --
Forward foreign exchange contracts
  to buy, at value (Contract cost
  of $622,988 for International
  Equity Investments and
  $17,100,000 for International
  Fixed Income Investments,
  respectively) (Note 1)...........         --                 621,779
16,871,679          --
Receivable for forward foreign
  exchange contracts to sell.......         --              96,976,172
34,800,000          --
Due from Agents (Note 2)...........         --                --
44,153           25,331
Dividends and/or interest
  receivable.......................           67,392         2,171,008
2,893,259           84,536
Unamortized organization costs
  (Note 5).........................           16,353            35,488
19,109           23,893
Receivable for Portfolio shares
  sold.............................        1,713,572         3,180,750
321,627          343,606
Receivable for investment
  securities sold..................        2,325,274        10,182,394
--               321,345
                                       --------------    -------------    ----
---------    -------------
    Total Assets...................      319,371,989       759,969,891
156,922,793       60,123,877
                                       --------------    -------------    ----
---------    -------------
LIABILITIES
Payable for Portfolio shares
  redeemed.........................          159,282           435,693
203,621           34,313
Payable for investment securities
  purchased........................        3,790,945         1,371,395
--               572,707
Forward foreign exchange contracts
  to sell, at value (Contract cost
  of $96,976,172 for International
  Equity Investments and
  $34,800,000 for International
  Fixed Income Investments,
  respectively) (Note 1)...........         --              90,220,190
33,557,826           --
Payable for forward foreign
  exchange contracts to buy........         --                 622,988
17,100,000           --
Due to custodian...................         --               2,790,995
--               --
Transfer agent fees payable (Note
  2)...............................           43,451           128,160
16,059           10,288
Custodian fees payable (Note 2)....           46,491           717,540
40,150           46,992
Management fee payable (Note 2)....          139,274           381,526
49,678           41,318
Accrued legal and audit fees.......           22,022            22,022
22,022           22,022
Accrued registration and filing
  fees.............................           18,970          --
100           11,530
Accrued shareholder reports
  expense..........................           31,980            31,980
31,980           31,980
Payable for dividends declared.....         --                --
--               --
Administration fee payable (Note
  2)...............................           52,198           109,008
12,557            9,182
Accrued Trustees' fees and expenses
  (Note 2).........................            1,767             1,767
1,767            1,767
Accrued expenses and other
  payables.........................           32,196             6,252
2,950            8,690
                                       --------------    -------------    ----
---------    -------------
    Total Liabilities..............        4,338,576        96,839,516
51,038,710          790,789
                                       --------------    -------------    ----
---------    -------------
NET ASSETS.........................    $ 315,033,413     $ 663,130,375
$105,884,083     $ 59,333,088
                                       --------------    -------------    ----
---------    -------------
                                       --------------    -------------    ----
---------    -------------
Investments at cost................    $ 261,064,499     $ 582,609,547    $
94,815,682     $ 59,715,930
Cash and/or foreign currency at
  cost.............................            7,702        (2,790,995)
6,009,383          758,457

                       See Notes to Financial Statements.

CONSULTING GROUP CAPITAL MARKETS FUNDS
 STATEMENTS OF ASSETS AND LIABILITIES
              (CONTINUED)
            AUGUST 31, 1995

                                       GOVERNMENT     INTERMEDIATE       LONG-
TERM       MUNICIPAL        MORTGAGE
                                          MONEY       FIXED INCOME
BOND             BOND           BACKED
                                       INVESTMENTS     INVESTMENTS
INVESTMENTS*     INVESTMENTS     INVESTMENTS
                                      -------------   -------------    -------
------    ------------    ------------
NET ASSETS consist of:
Undistributed net investment
  income/ (distributions in excess
  of net investment income)........   $         303   $    551,398     $
222,615     $   --          $    --
Accumulated net realized
  gain/(loss) on securities,
  futures contracts, forward
  foreign exchange contracts and
  currency transactions............         (56,543)    (7,313,762)
(3,111,322)     (1,492,836)      (1,085,669)
Net unrealized appreciation/
  (depreciation) of securities,
  futures contracts, forward
  foreign exchange contracts,
  currency transactions and net
  other assets.....................        --            1,392,548
4,341,460        (946,259)      (1,015,016)
Par value..........................         241,646         30,399
16,715           5,481           13,240
Paid-in capital in excess of par
  value............................     241,404,653    251,662,109
136,075,942      47,789,336      106,876,814
                                      -------------   -------------    -------
------    ------------    ------------
Total Net Assets...................   $ 241,590,059   $246,322,692
$137,545,410     $45,355,722     $104,789,369
                                      -------------   -------------    -------
------    ------------    ------------
                                      -------------   -------------    -------
------    ------------    ------------
NET ASSET VALUE, offering and
  redemption price per share of
  beneficial interest..............       $1.00           $8.10
$8.23           $8.27           $7.91
                                           -----             -----
-----           -----         -----
                                           -----             -----
-----           -----         -----
Number of shares outstanding.......     241,646,299     30,399,179
16,714,559       5,481,358       13,240,341

------------------------
* Formerly known as Total Return Fixed Income Investments.

                       See Notes to Financial Statements.

                                                               LARGE
LARGE              SMALL
                                                          CAPITALIZATION
CAPITALIZATION     CAPITALIZATION
                                           BALANCED        VALUE EQUITY
GROWTH          VALUE EQUITY
                                         INVESTMENTS        INVESTMENTS
INVESTMENTS        INVESTMENTS
                                         ------------     ---------------
--------------     --------------
NET ASSETS consist of:
Undistributed net investment
  income/ (distributions in excess
  of net investment income)........      $    93,066      $    22,607,890
$  3,147,242       $  2,927,034
Accumulated net realized
  gain/(loss) on securities,
  futures contracts, forward
  foreign exchange contracts and
  currency transactions............          534,436            7,433,409
21,773,708         (5,477,841)
Net unrealized appreciation/
  (depreciation) of securities,
  futures contracts, forward
  foreign exchange contracts,
  currency transactions and net
  other assets.....................        1,633,070          125,169,742
133,614,132         30,313,768
Par value..........................            3,230              102,690
64,475             34,008
Paid-in capital in excess of par
  value............................       28,004,604          914,723,634
623,794,707        312,509,290
                                         ------------     ---------------
--------------     --------------
Total Net Assets...................      $30,268,406      $ 1,070,037,365
$782,394,264       $340,306,259
                                         ------------     ---------------
--------------     --------------
                                         ------------     ---------------
--------------     --------------
NET ASSET VALUE, offering and
  redemption price per share of
  beneficial interest..............         $9.37             $10.42
$12.13             $10.01
                                               -----             -------
-------            -------
                                               -----             -------
-------            -------
Number of shares outstanding.......        3,230,004          102,690,248
64,474,930         34,008,451

                                           SMALL
EMERGING
                                       CAPITALIZATION     INTERNATIONAL
INTERNATIONAL        MARKETS
                                           GROWTH            EQUITY
FIXED INCOME          EQUITY
                                        INVESTMENTS        INVESTMENTS
INVESTMENTS       INVESTMENTS
                                       --------------     -------------     --
-----------     --------------
NET ASSETS consist of:
Undistributed net investment
  income/ (distributions in excess
  of net investment income)........     $   --            $    (547,822)    $
4,742,882      $   (179,607)
Accumulated net realized
  gain/(loss) on securities,
  futures contracts, forward
  foreign exchange contracts and
  currency transactions............       50,309,086         17,657,600
(1,531,548)       (3,065,528)
Net unrealized appreciation/
  (depreciation) of securities,
  futures contracts, forward
  foreign exchange contracts,
  currency transactions and net
  other assets.....................       54,177,197         70,458,331
2,048,866        (1,155,994)
Par value..........................           18,329             63,168
11,758             7,560
Paid-in capital in excess of par
  value............................      210,528,801        575,499,098
100,612,125        63,726,657
                                       --------------     -------------     --
-----------     --------------
Total Net Assets...................     $315,033,413      $ 663,130,375
$105,884,083      $ 59,333,088
                                       --------------     -------------     --
-----------     --------------
                                       --------------     -------------     --
-----------     --------------
NET ASSET VALUE, offering and
  redemption price per share of
  beneficial interest..............        $17.19            $10.50
$9.01             $7.85
                                             -------      -------------
-----             -----
                                             -------      -------------
-----             -----
Number of shares outstanding.......       18,329,222         63,168,278
11,757,748         7,559,614

                       See Notes to Financial Statements.

CONSULTING GROUP CAPITAL MARKETS
              FUNDS
    STATEMENTS OF OPERATIONS
  FOR THE YEAR ENDED AUGUST 31,
              1995

                                       GOVERNMENT     INTERMEDIATE     LONG-
TERM       MUNICIPAL        MORTGAGE
                                         MONEY        FIXED INCOME        BOND
BOND           BACKED
                                      INVESTMENTS     INVESTMENTS
INVESTMENTS     INVESTMENTS     INVESTMENTS
                                      ------------    ------------    --------
----    ------------    ------------
INVESTMENT INCOME:
Dividends (net of withholding tax
  of $7,704, $34,220, $8,444,
  $3,656,122 and $76,790 for
  Balanced Investments, Large
  Capitalization Value Equity
  Investments, Large Capitalization
  Growth Investments, International
  Equity Investments and Emerging
  Markets Equity Investments,
  respectively)....................   $   --          $   --          $   --
$   --          $   --
Interest (net of withholding tax of
  $6,060, $233,850 and $179 for
  Intermediate Fixed Income
  Investments, International Fixed
  Income Investments and Emerging
  Markets Equity Investments,
  respectively)....................    12,725,384      15,860,225
8,669,489       2,741,005       8,053,255
                                      ------------    ------------    --------
----    ------------    ------------
  Total investment income..........    12,725,384      15,860,225
8,669,489       2,741,005       8,053,255
                                      ------------    ------------    --------
----    ------------    ------------
EXPENSES:
Management fee (Note 2)............       332,386         881,208
525,476         189,270         526,392
Administration fee (Note 2)........       443,181         440,604
262,738          94,635         210,557
Transfer agent fees (Note 2).......       607,590         169,003
175,554          30,096         182,248
Custodian fees (Note 2)............        55,643          69,215
49,231          20,775          60,000
Trustees' fees and expenses (Note
  2)...............................         9,142           9,142
9,142           9,142           9,142
Legal and audit fees...............        36,700          36,700
36,700          36,700          36,700
Amortization of organization costs
  (Note 5).........................        16,378          16,378
16,378          16,378          16,378
Shareholder reports expense........        56,199          56,199
56,199          56,199          56,199
Registration and filing fees.......        59,505          27,999
37,099          22,672          18,497
Other..............................        15,623          58,861
59,379          17,760          32,481
Fees waived (Note 2)...............      (302,812)        --
(177,584)       (114,970)       (306,275)
                                      ------------    ------------    --------
----    ------------    ------------
  Total expenses...................     1,329,535       1,765,309
1,050,312         378,657         842,319
                                      ------------    ------------    --------
----    ------------    ------------
NET INVESTMENT INCOME/(LOSS).......    11,395,849      14,094,916
7,619,177       2,362,348       7,210,936
                                      ------------    ------------    --------
----    ------------    ------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 3):
Net realized gain/(loss) on
  securities.......................       (12,842)     (3,398,646)
(1,937,986)     (1,310,665)     (1,209,658)
Net realized gain on futures.......       --              --              --
--              --
Net realized loss on forward
  foreign exchange contracts and
  currency transactions............       --              --              --
--              --
Net unrealized
  appreciation/(depreciation) of
  securities during the period.....       --            7,656,383
8,674,793       1,972,430       3,533,625
Net unrealized depreciation of
  futures during the period........       --              --              --
--              --
Net unrealized
  appreciation/(depreciation) of
  forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  period...........................       --              --              --
--              --
                                      ------------    ------------    --------
----    ------------    ------------
Net realized and unrealized
  gain/(loss) on investments.......       (12,842)      4,257,737
6,736,807         661,765       2,323,967
                                      ------------    ------------    --------
----    ------------    ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................   $11,383,007     $18,352,653
$14,355,984     $ 3,024,113     $ 9,534,903
                                      ------------    ------------    --------
----    ------------    ------------
                                      ------------    ------------    --------
----    ------------    ------------

                       See Notes to Financial Statements.

                                                             LARGE
LARGE              SMALL
                                                         CAPITALIZATION
CAPITALIZATION     CAPITALIZATION
                                          BALANCED        VALUE EQUITY
GROWTH          VALUE EQUITY
                                         INVESTMENTS      INVESTMENTS
INVESTMENTS        INVESTMENTS
                                         -----------     --------------     --
------------     --------------
INVESTMENT INCOME:
Dividends (net of withholding tax
  of $7,704, $34,220, $8,444,
  $3,656,122 and $76,790 for
  Balanced Investments, Large
  Capitalization Value Equity
  Investments, Large Capitalization
  Growth Investments, International
  Equity Investments and Emerging
  Markets Equity Investments,
  respectively)....................      $  360,712       $ 31,317,284       $
9,809,512       $  7,212,168
Interest (net of withholding tax of
  $6,060, $233,850 and $179 for
  Intermediate Fixed Income
  Investments, International Fixed
  Income Investments and Emerging
  Markets Equity Investments,
  respectively)....................         457,765          1,892,572
1,747,211            522,709
                                         -----------     --------------     --
------------     --------------
  Total investment income..........         818,477         33,209,856
11,556,723          7,734,877
                                         -----------     --------------     --
------------     --------------
EXPENSES:
Management fee (Note 2)............         114,764          5,293,946
3,720,760          1,754,756
Administration fee (Note 2)........          38,254          1,764,649
1,240,253            584,919
Transfer agent fees (Note 2).......           3,415            601,827
567,556            545,407
Custodian fees (Note 2)............          16,358            162,392
130,701            162,316
Trustees' fees and expenses (Note
  2)...............................           9,142              9,142
9,142              9,142
Legal and audit fees...............          24,200             36,700
36,700             36,700
Amortization of organization costs
  (Note 5).........................          18,927             16,378
16,378             16,378
Shareholder reports expense........          56,199            151,432
97,921            141,880
Registration and filing fees.......          22,279             57,563
91,671             38,172
Other..............................          30,487            126,083
146,425             17,467
Fees waived (Note 2)...............        (143,109)          (890,922)
(594,507)           (63,448)
                                         -----------     --------------     --
------------     --------------
  Total expenses...................         190,916          7,329,190
5,463,000          3,243,689
                                         -----------     --------------     --
------------     --------------
NET INVESTMENT INCOME/(LOSS).......         627,561         25,880,666
6,093,723          4,491,188
                                         -----------     --------------     --
------------     --------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 3):
Net realized gain/(loss) on
  securities.......................         534,576         14,835,032
18,941,858           (343,816)
Net realized gain on futures.......          --               --
3,740,476           --
Net realized loss on forward
  foreign exchange contracts and
  currency transactions............          --               --
--                 --
Net unrealized
  appreciation/(depreciation) of
  securities during the period.....       1,278,055        100,030,653
108,309,561         30,913,921
Net unrealized depreciation of
  futures during the period........          --               --
(188,625)          --
Net unrealized
  appreciation/(depreciation) of
  forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  period...........................          --               --
--                 --
                                         -----------     --------------     --
------------     --------------
Net realized and unrealized
  gain/(loss) on investments.......       1,812,631        114,865,685
130,803,270         30,570,105
                                         -----------     --------------     --
------------     --------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................      $2,440,192       $140,746,351
$136,896,993       $ 35,061,293
                                         -----------     --------------     --
------------     --------------
                                         -----------     --------------     --
------------     --------------

                                           SMALL
EMERGING
                                       CAPITALIZATION     INTERNATIONAL
INTERNATIONAL        MARKETS
                                           GROWTH            EQUITY
FIXED INCOME         EQUITY
                                        INVESTMENTS        INVESTMENTS
INVESTMENTS       INVESTMENTS
                                       --------------     -------------     --
-----------     -------------
INVESTMENT INCOME:
Dividends (net of withholding tax
  of $7,704, $34,220, $8,444,
  $3,656,122 and $76,790 for
  Balanced Investments, Large
  Capitalization Value Equity
  Investments, Large Capitalization
  Growth Investments, International
  Equity Investments and Emerging
  Markets Equity Investments,
  respectively)....................     $    312,785       $16,315,813      $
--           $    893,697
Interest (net of withholding tax of
  $6,060, $233,850 and $179 for
  Intermediate Fixed Income
  Investments, International Fixed
  Income Investments and Emerging
  Markets Equity Investments,
  respectively)....................        1,538,307         1,459,436
7,997,941            50,970
                                       --------------     -------------     --
-----------     -------------
  Total investment income..........        1,851,092        17,775,249
7,997,941           944,667
                                       --------------     -------------     --
-----------     -------------
EXPENSES:
Management fee (Note 2)............        1,405,674         4,163,115
536,934           445,779
Administration fee (Note 2)........          468,558         1,189,461
214,773            99,062
Transfer agent fees (Note 2).......          466,218           561,865
195,539           108,379
Custodian fees (Note 2)............          104,338           764,540
164,071           173,805
Trustees' fees and expenses (Note
  2)...............................            9,142             9,142
9,142             9,142
Legal and audit fees...............           36,700            36,700
36,700            22,353
Amortization of organization costs
  (Note 5).........................           16,378            16,378
16,378             6,567
Shareholder reports expense........           88,510           142,398
56,199            56,199
Registration and filing fees.......           48,162            33,580
20,424            29,866
Other..............................           81,773           138,584
16,718            21,551
Fees waived (Note 2)...............          (62,278)          --
(246,444)         (104,739)
                                       --------------     -------------     --
-----------     -------------
  Total expenses...................        2,663,175         7,055,763
1,020,434           867,964
                                       --------------     -------------     --
-----------     -------------
NET INVESTMENT INCOME/(LOSS).......         (812,083)       10,719,486
6,977,507            76,703
                                       --------------     -------------     --
-----------     -------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 3):
Net realized gain/(loss) on
  securities.......................       54,492,262        21,831,975
8,177,377        (2,386,531)
Net realized gain on futures.......         --                 --
--                --
Net realized loss on forward
  foreign exchange contracts and
  currency transactions............         --              (8,141,738)
(1,224,843)         (212,483)
Net unrealized
  appreciation/(depreciation) of
  securities during the period.....       26,169,089       (28,961,002)
2,367,018        (5,137,188)
Net unrealized depreciation of
  futures during the period........         --                 --
--                --
Net unrealized
  appreciation/(depreciation) of
  forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  period...........................         --               5,285,293
880,931            (9,831)
                                       --------------     -------------     --
-----------     -------------
Net realized and unrealized
  gain/(loss) on investments.......       80,661,351        (9,985,472)
10,200,483        (7,746,033)
                                       --------------     -------------     --
-----------     -------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS.......................     $ 79,849,268       $   734,014      $
17,177,990      $ (7,669,330)
                                       --------------     -------------     --
-----------     -------------
                                       --------------     -------------     --
-----------     -------------

                       See Notes to Financial Statements.

CONSULTING GROUP CAPITAL MARKETS
              FUNDS
  STATEMENTS OF CHANGES IN NET
             ASSETS
  FOR THE YEAR ENDED AUGUST 31,
              1995

                                       GOVERNMENT      INTERMEDIATE
LONG-TERM        MUNICIPAL        MORTGAGE
                                          MONEY        FIXED INCOME
BOND             BOND            BACKED
                                       INVESTMENTS      INVESTMENTS
INVESTMENTS      INVESTMENTS      INVESTMENTS
                                      -------------    -------------    ------
-------    -------------    -------------
Net investment income/(loss).......   $  11,395,849    $ 14,094,916     $
7,619,177    $   2,362,348    $   7,210,936
Net realized gain/(loss) on
  securities, futures contracts,
  forward foreign exchange
  contracts and currency
  transactions.....................         (12,842)     (3,398,646)
(1,937,986)      (1,310,665)      (1,209,658)
Net unrealized
  appreciation/(depreciation) of
  securities, futures contracts,
  forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  period...........................        --             7,656,383
8,674,793        1,972,430        3,533,625
                                      -------------    -------------    ------
-------    -------------    -------------
Net increase/(decrease) in net
  assets resulting from
  operations.......................      11,383,007      18,352,653
14,355,984        3,024,113        9,534,903
Distributions to shareholders (Note
  1):
  Distributions from net investment
    income.........................     (11,396,511)    (13,439,233)
(7,376,803)      (2,340,393)      (6,763,944)
  Distributions in excess of net
    investment income..............        --               --               -
-                (12,537)        --
  Distributions from net realized
    capital gains..................        --               --               -
-               --               --
  Distributions in excess of net
    realized capital gains.........        --               --               -
-               --               --
  Distributions from capital (Note
    1).............................        --               --               -
-               --               (242,721)
Net increase/(decrease) in net
  assets from Portfolio share
  transactions (Note 4)............      56,947,801      17,861,697
35,938,113      (11,940,468)     (18,165,960)
                                      -------------    -------------    ------
-------    -------------    -------------
Net increase/(decrease) in net
  assets...........................      56,934,297      22,775,117
42,917,294      (11,269,285)     (15,637,722)
NET ASSETS:
Beginning of year..................     184,655,762     223,547,575
94,628,116       56,625,007      120,427,091
                                      -------------    -------------    ------
-------    -------------    -------------
End of year (including
  undistributed net investment
  income/(distributions in excess
  of net investment income) of
  $303; $551,398; $222,615; $0; $0;
  $93,066; $22,607,890; $3,147,242;
  $2,927,034; $0; $(4,031,619);
  $4,742,882 and $(179,607),
  respectively)....................   $ 241,590,059    $246,322,692     $
137,545,410    $  45,355,722    $ 104,789,369
                                      -------------    -------------    ------
-------    -------------    -------------
                                      -------------    -------------    ------
-------    -------------    -------------

                       See Notes to Financial Statements.

                                                               LARGE
LARGE              SMALL
                                                          CAPITALIZATION
CAPITALIZATION     CAPITALIZATION
                                           BALANCED        VALUE EQUITY
GROWTH          VALUE EQUITY
                                         INVESTMENTS        INVESTMENTS
INVESTMENTS        INVESTMENTS
                                         ------------     ---------------
--------------     --------------
Net investment income/(loss).......      $   627,561      $    25,880,666
$  6,093,723       $  4,491,188
Net realized gain/(loss) on
  securities, futures contracts,
  forward foreign exchange
  contracts and currency
  transactions.....................          534,576           14,835,032
22,682,334           (343,816)
Net unrealized
  appreciation/(depreciation) of
  securities, futures contracts,
  forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  period...........................        1,278,055          100,030,653
108,120,936         30,913,921
                                         ------------     ---------------
--------------     --------------
Net increase/(decrease) in net
  assets resulting from
  operations.......................        2,440,192          140,746,351
136,896,993         35,061,293
Distributions to shareholders (Note
  1):
  Distributions from net investment
    income.........................         (636,646)         (21,453,227)
(4,334,639)        (3,890,576)
  Distributions in excess of net
    investment income..............          --                 --
--                 --
  Distributions from net realized
    capital gains..................          (70,178)         (14,119,177)
(332,576)            (5,170)
  Distributions in excess of net
    realized capital gains.........          --                 --
--                 --
  Distributions from capital (Note
    1).............................          --                 --
--                 --
Net increase/(decrease) in net
  assets from Portfolio share
  transactions (Note 4)............       13,594,591          132,724,981
192,576,507        (33,246,792)
                                         ------------     ---------------
--------------     --------------
Net increase/(decrease) in net
  assets...........................       15,327,959          237,898,928
324,806,285         (2,081,245)
NET ASSETS:
Beginning of year..................       14,940,447          832,138,437
457,587,979        342,387,504
                                         ------------     ---------------
--------------     --------------
End of year (including
  undistributed net investment
  income/(distributions in excess
  of net investment income) of
  $303; $551,398; $222,615; $0; $0;
  $93,066; $22,607,890; $3,147,242;
  $2,927,034; $0; $(4,031,619);
  $4,742,882 and $(179,607),
  respectively)....................      $30,268,406      $ 1,070,037,365
$782,394,264       $340,306,259
                                         ------------     ---------------
--------------     --------------
                                         ------------     ---------------
--------------     --------------

                                           SMALL
EMERGING
                                       CAPITALIZATION     INTERNATIONAL
INTERNATIONAL        MARKETS
                                           GROWTH             EQUITY
FIXED INCOME         EQUITY
                                        INVESTMENTS        INVESTMENTS
INVESTMENTS       INVESTMENTS
                                       --------------     --------------     -
------------     -------------
Net investment income/(loss).......     $   (812,083)      $  10,719,486     $
6,977,507      $      76,703
Net realized gain/(loss) on
  securities, futures contracts,
  forward foreign exchange
  contracts and currency
  transactions.....................       54,492,262          13,690,237
6,952,534         (2,599,014)
Net unrealized
  appreciation/(depreciation) of
  securities, futures contracts,
  forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  period...........................       26,169,089         (23,675,709)
3,247,949         (5,147,019)
                                       --------------     --------------     -
------------     -------------
Net increase/(decrease) in net
  assets resulting from
  operations.......................       79,849,268             734,014
17,177,990         (7,669,330)
Distributions to shareholders (Note
  1):
  Distributions from net investment
    income.........................         --                  --
(6,918,169)          --
  Distributions in excess of net
    investment income..............         --                  --
--                --
  Distributions from net realized
    capital gains..................       (1,133,278)        (18,399,952)
--              (1,164,897)
  Distributions in excess of net
    realized capital gains.........         --                  --
--                --
  Distributions from capital (Note
    1).............................         --                  --
--                --
Net increase/(decrease) in net
  assets from Portfolio share
  transactions (Note 4)............       56,142,414          85,831,325
(21,305,214)        31,802,438
                                       --------------     --------------     -
------------     -------------
Net increase/(decrease) in net
  assets...........................      134,858,404          68,165,387
(11,045,393)        22,968,211
NET ASSETS:
Beginning of year..................      180,175,009         594,964,988
116,929,476         36,364,877
                                       --------------     --------------     -
------------     -------------
End of year (including
  undistributed net investment
  income/(distributions in excess
  of net investment income) of
  $303; $551,398; $222,615; $0; $0;
  $93,066; $22,607,890; $3,147,242;
  $2,927,034; $0; $(4,031,619);
  $4,742,882 and $(179,607),
  respectively)....................     $315,033,413       $ 663,130,375
$105,884,083      $  59,333,088
                                       --------------     --------------     -
------------     -------------
                                       --------------     --------------     -
------------     -------------

                       See Notes to Financial Statements.

CONSULTING GROUP CAPITAL MARKETS
              FUNDS
  STATEMENTS OF CHANGES IN NET
             ASSETS
  FOR THE YEAR ENDED AUGUST 31,
              1994

                                       GOVERNMENT      INTERMEDIATE      LONG-
TERM       MUNICIPAL        MORTGAGE
                                          MONEY        FIXED INCOME
BOND            BOND           BACKED
                                       INVESTMENTS      INVESTMENTS
INVESTMENTS     INVESTMENTS      INVESTMENTS
                                      -------------    -------------    ------
------    ------------    -------------
Net investment income/(loss).......   $   4,922,703    $ 11,138,569     $
4,641,769     $ 2,721,956     $   7,149,577
Net realized gain/(loss) on
  securities, futures, forward
  foreign exchange contracts and
  currency transactions............         (42,497)     (3,896,417)
(752,714)        161,443        (1,713,808)
Net unrealized appreciation/
  (depreciation) of securities,
  futures, forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  year.............................        --           (10,018,042)
(7,822,282)     (5,689,466)       (5,511,497)
                                      -------------    -------------    ------
------    ------------    -------------
Net increase/(decrease) in net
  assets resulting from
  operations.......................       4,880,206      (2,775,890)
(3,933,227)     (2,806,067)          (75,728)
Distributions to shareholders (Note
  1):
  Distributions from net investment
    income.........................      (4,922,042)    (11,658,914)
(4,782,814)     (2,743,126)       (5,667,609)
  Distributions from net realized
    capital gains..................        --            (1,117,476)
(75,744)       (324,664)          (91,163)
  Distributions in excess of net
    realized capital gains.........        --              (242,336)
(446,600)       (182,170)         --
  Distributions from capital (Note
    1).............................        --              (209,411)
(34,587)        --             (1,390,385)
Net increase in net assets from
  Portfolio share transactions
  (Note 4).........................     100,663,669      98,971,646
39,167,305      14,870,441        33,230,560
                                      -------------    -------------    ------
------    ------------    -------------
Net increase in net assets.........     100,621,833      82,967,619
29,894,333       8,814,414        26,005,675
NET ASSETS:
Beginning of year..................      84,033,929     140,579,956
64,733,783      47,810,593        94,421,416
                                      -------------    -------------    ------
------    ------------    -------------
End of year (including
  undistributed net investment
  income/(distributions in excess
  of net investment income) of
  $965; $0; $0; $(21,955); $0;
  $102,151; $13,631,925;
  $1,388,158; $2,326,425; $0;
  $(3,125,570); $2,877 and
  $(84,673)+, respectively)........   $ 184,655,762    $223,547,575
$94,628,116     $56,625,007     $ 120,427,091
                                      -------------    -------------    ------
------    ------------    -------------
                                      -------------    -------------    ------
------    ------------    -------------
------------------------
*Emerging Markets Equity Investments commenced operations on April 21, 1994.
+Amount represents net investment loss.

                       See Notes to Financial Statements.

                                                              LARGE
LARGE              SMALL
                                                          CAPITALIZATION
CAPITALIZATION     CAPITALIZATION
                                           BALANCED        VALUE EQUITY
GROWTH          VALUE EQUITY
                                         INVESTMENTS       INVESTMENTS
INVESTMENTS        INVESTMENTS
                                         ------------     --------------     -
-------------     --------------
Net investment income/(loss).......      $   325,992       $ 18,194,438
$  1,388,158       $  2,871,166
Net realized gain/(loss) on
  securities, futures, forward
  foreign exchange contracts and
  currency transactions............           87,984         15,919,114
11,525,823         (4,828,113)
Net unrealized appreciation/
  (depreciation) of securities,
  futures, forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  year.............................          169,151        (13,291,418)
(2,413,243)        (4,950,339)
                                         ------------     --------------     -
-------------     --------------
Net increase/(decrease) in net
  assets resulting from
  operations.......................          583,127         20,822,134
10,500,738         (6,907,286)
Distributions to shareholders (Note
  1):
  Distributions from net investment
    income.........................         (223,841)       (11,543,060)
--               (1,542,402)
  Distributions from net realized
    capital gains..................          --                 (30,454)
--              (11,474,945)
  Distributions in excess of net
    realized capital gains.........          --                --
--                 (300,742)
  Distributions from capital (Note
    1).............................          --                --
--                 --
Net increase in net assets from
  Portfolio share transactions
  (Note 4).........................        9,323,042        260,382,359
208,831,233        179,561,447
                                         ------------     --------------     -
-------------     --------------
Net increase in net assets.........        9,682,328        269,630,979
219,331,971        159,336,072
NET ASSETS:
Beginning of year..................        5,258,119        562,507,458
238,256,008        183,051,432
                                         ------------     --------------     -
-------------     --------------
End of year (including
  undistributed net investment
  income/(distributions in excess
  of net investment income) of
  $965; $0; $0; $(21,955); $0;
  $102,151; $13,631,925;
  $1,388,158; $2,326,425; $0;
  $(3,125,570); $2,877 and
  $(84,673)+, respectively)........      $14,940,447       $832,138,437
$457,587,979       $342,387,504
                                         ------------     --------------     -
-------------     --------------
                                         ------------     --------------     -
-------------     --------------

                                           SMALL
EMERGING
                                       CAPITALIZATION     INTERNATIONAL
INTERNATIONAL        MARKETS
                                           GROWTH            EQUITY
FIXED INCOME         EQUITY
                                        INVESTMENTS        INVESTMENTS
INVESTMENTS      INVESTMENTS*
                                       --------------     -------------     --
-----------     -------------
Net investment income/(loss).......     $ (1,015,479)     $     972,773     $
6,724,712      $    (29,790)
Net realized gain/(loss) on
  securities, futures, forward
  foreign exchange contracts and
  currency transactions............         (713,757)        13,715,345
(3,323,106)          471,863
Net unrealized appreciation/
  (depreciation) of securities,
  futures, forward foreign exchange
  contracts, currency transactions
  and net other assets during the
  year.............................       14,390,891         55,859,895
(2,452,103)        3,991,025
                                       --------------     -------------     --
-----------     -------------
Net increase/(decrease) in net
  assets resulting from
  operations.......................       12,661,655         70,548,013
949,503         4,433,098
Distributions to shareholders (Note
  1):
  Distributions from net investment
    income.........................         --                 (985,545)
(9,381,369)          --
  Distributions from net realized
    capital gains..................         (343,998)        (8,595,781)
(1,076,772)          --
  Distributions in excess of net
    realized capital gains.........         (904,595)          --
(719,263)          --
  Distributions from capital (Note
    1).............................         (425,517)          --
(107,330)          --
Net increase in net assets from
  Portfolio share transactions
  (Note 4).........................       93,689,020        263,696,219
26,902,908        31,931,779
                                       --------------     -------------     --
-----------     -------------
Net increase in net assets.........      104,676,565        324,662,906
16,567,677        36,364,877
NET ASSETS:
Beginning of year..................       75,498,444        270,302,082
100,361,799           --
                                       --------------     -------------     --
-----------     -------------
End of year (including
  undistributed net investment
  income/(distributions in excess
  of net investment income) of
  $965; $0; $0; $(21,955); $0;
  $102,151; $13,631,925;
  $1,388,158; $2,326,425; $0;
  $(3,125,570); $2,877 and
  $(84,673)+, respectively)........     $180,175,009      $ 594,964,988
$116,929,476      $ 36,364,877
                                       --------------     -------------     --
-----------     -------------
                                       --------------     -------------     --
-----------     -------------
------------------------
*Emerging Markets Equity Investments commenced operations on April 21, 1994.
+Amount represents net investment loss.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
        GOVERNMENT MONEY INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                     YEAR              YEAR
YEAR            PERIOD
                                                     ENDED             ENDED
ENDED            ENDED
                                                    8/31/95           8/31/94
8/31/93          8/31/92*
                                                   ---------         ---------
--------         --------
NET ASSET VALUE, beginning of year............     $    1.00         $    1.00
$   1.00         $   1.00
                                                   ---------         ---------
--------         --------
Net investment income#........................          0.05              0.03
0.03             0.03
Dividends from net investment income..........         (0.05)
(0.03)           (0.03)           (0.03)
                                                   ---------         ---------
--------         --------
NET ASSET VALUE, end of year..................     $    1.00         $    1.00
$   1.00         $   1.00
                                                   ---------         ---------
--------         --------
                                                   ---------         ---------
--------         --------
Total return++................................          5.24%
3.10%            2.76%            2.72%
                                                   ---------         ---------
--------         --------
                                                   ---------         ---------
--------         --------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's)............     $241,590          $184,656
$84,034          $30,353
Ratio of operating expenses to average net
  assets+.....................................          0.60%
0.55%            0.50%            0.49%**
Ratio of net investment income to average net
  assets......................................          5.14%
3.16%            2.71%            3.37%**

------------------------
 * The Portfolio commenced operations on November 18, 1991.
** Annualized.
 +  Annualized  operating  expense  ratios before  fees  waived  and/or expenses
   reimbursed by the Agents (see  Note 2) for the  years ended August 31,
1995,
   1994  and 1993, and the period ended August 31, 1992 were 0.74%, 0.84%,
1.39%
   and 2.48%, respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income before fees waived and/or expenses reimbursed by the
   Agents for the years ended August 31, 1995, 1994 and 1993 and the period ended August 31, 1992 were $0.05, $0.03, $0.02, and $0.01, respectively.

    INTERMEDIATE FIXED INCOME INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                YEAR             YEAR
YEAR            PERIOD
                                               ENDED            ENDED
ENDED            ENDED
                                              8/31/95          8/31/94
8/31/93          8/31/92*
                                              --------         --------
--------         --------
NET ASSET VALUE, beginning of year.......     $   7.92         $   8.58
$   8.25         $   8.00
                                              --------         --------
--------         --------
Income from investment operations:
Net investment income#...................         0.50             0.47
0.51             0.34
Net realized and unrealized gain/(loss)
  on investments.........................         0.16            (0.56)
0.33             0.25
                                              --------         --------
--------         --------
Total from investment operations.........         0.66            (0.09)
0.84             0.59
Less Distributions:
Distributions from net investment
  income.................................        (0.48)           (0.50)
(0.48)           (0.34)
Distributions from net realized capital
  gains..................................        --               (0.05)
(0.03)           --
Distributions in excess of net realized
  gains..................................        --               (0.01)
--               --
Distributions from capital (Note 1)......        --               (0.01)
--               --
                                              --------         --------
--------         --------
Total Distributions......................        (0.48)           (0.57)
(0.51)           (0.34)
                                              --------         --------
--------         --------
NET ASSET VALUE, end of year.............     $   8.10         $   7.92
$   8.58         $   8.25
                                              --------         --------
--------         --------
                                              --------         --------
--------         --------
Total return++...........................         8.70%           (1.13)%
10.59%            7.53%
                                              --------         --------
--------         --------
                                              --------         --------
--------         --------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's).......     $246,323         $223,548
$140,580         $58,545
Ratio of operating expenses to average
  net assets+............................         0.80%            0.80%
0.80%            0.79%**
Ratio of net investment income to average
  net assets.............................         6.40%            5.77%
5.94%            6.00%**
Portfolio turnover rate..................           98%              86%
92%             169%

------------------------
  * The Portfolio commenced operations on November 18, 1991.
 ** Annualized.
  + Annualized operating expense ratios before fees waived by the Agents for the the year ended August 31, 1993 and the period ended August 31, 1992 were
    0.88% and 1.30%, respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income before fees waived by the Agents for the year ended
   August 31, 1993 and the  period ended August 31,  1992 were $0.50 and
$0.31,
   respectively.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
         LONG-TERM BOND INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                     YEAR              YEAR
YEAR             PERIOD
                                                     ENDED             ENDED
ENDED            ENDED
                                                    8/31/95           8/31/94
8/31/93          8/31/92*
                                                   ---------         ---------
---------         --------
NET ASSET VALUE, beginning of year............     $    7.86         $    8.70
$    8.26         $   8.00
                                                   ---------         ---------
---------         --------
Income from investment operations:
Net investment income#........................          0.45              0.38
0.47             0.31
Net realized and unrealized gain/(loss) on
  investments.................................          0.36
(0.75)             0.42             0.26
                                                   ---------         ---------
---------         --------
Total from investment operations..............          0.81
(0.37)             0.89             0.57
Less Distributions:
Distributions from net investment income......         (0.44)
(0.41)            (0.45)           (0.31)
Distributions from net realized capital
  gains.......................................        --
(0.01)           --                --
Distributions in excess of net realized
  gains.......................................        --
(0.05)           --                --
Distributions from capital (Note 1)...........        --
(0.00)@          --                --
                                                   ---------         ---------
---------         --------
Total Distributions...........................         (0.44)
(0.47)            (0.45)           (0.31)
                                                   ---------         ---------
---------         --------
NET ASSET VALUE, end of year..................     $    8.23         $    7.86
$    8.70         $   8.26
                                                   ---------         ---------
---------         --------
                                                   ---------         ---------
---------         --------
Total return++................................         10.71%
(3.93)%           11.08%            7.37%
                                                   ---------         ---------
---------         --------
                                                   ---------         ---------
---------         --------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's)............     $137,545          $94,628
$64,734           $34,986
Ratio of operating expenses to average net
  assets+.....................................          0.80%
0.80%             0.80%            0.79%**
Ratio of net investment income to average net
  assets......................................          5.80%
5.34%             5.40%            5.69%**
Portfolio turnover rate.......................            62%
43%               35%              4 %

------------------------
 * The Portfolio commenced operations on November 18, 1991.
** Annualized.
 + Annualized operating expense ratios before fees waived and/or expenses reimbursed by the Agents for the years ended August 31, 1995, 1994, 1993, and the period  ended  August  31,  1992 were  0.93%,  0.95%,  1.09%  and
1.91%,
   respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income before fees waived and/or expenses reimbursed by the
   Agents for the years ended August 31, 1995, 1994, 1993, and the period ended
   August 31, 1992 were $0.44, $0.37, $0.44 and $0.25, respectively.
 @ Amount represents less than $0.01 per Portfolio share.

         MUNICIPAL BOND INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                YEAR             YEAR
YEAR            PERIOD
                                               ENDED            ENDED
ENDED            ENDED
                                              8/31/95          8/31/94
8/31/93          8/31/92*
                                              --------         --------
--------         --------
NET ASSET VALUE, beginning of year.......     $   8.06         $   8.85
$   8.25         $   8.00
                                              --------         --------
--------         --------
Income from investment operations:
Net investment income#...................         0.40             0.40
0.41             0.30
Net realized and unrealized gain/(loss)
  on investments.........................         0.21            (0.71)
0.62             0.25
                                              --------         --------
--------         --------
Total from investment operations.........         0.61            (0.31)
1.03             0.55
Less Distributions:
Distributions from net investment
  income.................................        (0.40)           (0.40)
(0.41)           (0.30)
Distributions in excess of net investment
  income.................................        (0.00)@          --
--               --
Distributions from net realized capital
  gains..................................        --               (0.05)
(0.02)           --
Distributions in excess of net realized
  capital gains..........................        --               (0.03)
--               --
                                              --------         --------
--------         --------
Total Distributions......................        (0.40)           (0.48)
(0.43)           (0.30)
                                              --------         --------
--------         --------
NET ASSET VALUE, end of year.............     $   8.27         $   8.06
$   8.85         $   8.25
                                              --------         --------
--------         --------
                                              --------         --------
--------         --------
Total return++...........................         7.86%           (3.78)%
12.94%            7.06%
                                              --------         --------
--------         --------
                                              --------         --------
--------         --------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's).......     $45,356          $56,625
$47,811          $21,795
Ratio of operating expenses to average
  net assets+............................         0.80%            0.80%
0.80%            0.79%**
Ratio of net investment income to average
  net assets.............................         4.99%            4.59%
4.76%            4.71%**
Portfolio turnover rate..................           49%             132%
15%              76%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
** Annualized.
 +  Annualized  operating  expense  ratios before  fees  waived  and/or expenses
   reimbursed by the Agents for the years  ended August 31, 1995, 1994 and
1993
   and the period ended August 31, 1992 were 1.04%, 0.93%, 1.02% and 1.66%, respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income before fees waived and/or expenses reimbursed by the
   Agents for the years ended August 31, 1995, 1994 and 1993 and the period ended August 31, 1992 were $0.38, $0.39, $0.39 and $0.24, respectively.
 @Amount represents less than $0.01 per Portfolio share.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
         MORTGAGE BACKED INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                     YEAR              YEAR
YEAR             PERIOD
                                                     ENDED             ENDED
ENDED            ENDED
                                                    8/31/95           8/31/94
8/31/93          8/31/92*
                                                   ---------         ---------
---------         --------
NET ASSET VALUE, beginning of year............     $    7.69         $    8.21
$    8.19         $   8.00
                                                   ---------         ---------
---------         --------
Income from investment operations:
Net investment income#........................          0.51              0.41
0.53             0.40
Net realized and unrealized gain/(loss) on
  investments.................................          0.22
(0.41)             0.00@            0.19
                                                   ---------         ---------
---------         --------
Total from investment operations..............          0.73              0.00
0.53             0.59
Less Distributions:
Distributions from net investment income......         (0.49)
(0.41)            (0.42)           (0.40)
Distributions from net realized capital
  gains.......................................        --
(0.01)           --                --
Distributions in excess of net realized
  capital gains...............................        --                --
(0.04)           --
Distributions from capital (Note 1)...........         (0.02)
(0.10)            (0.05)           --
                                                   ---------         ---------
---------         --------
Total Distributions...........................         (0.51)
(0.52)            (0.51)           (0.40)
                                                   ---------         ---------
---------         --------
NET ASSET VALUE, end of year..................     $    7.91         $    7.69
$    8.21         $   8.19
                                                   ---------         ---------
---------         --------
                                                   ---------         ---------
---------         --------
Total return++................................          9.96%
(0.20)%            6.68%            7.56%
                                                   ---------         ---------
---------         --------
                                                   ---------         ---------
---------         --------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's)............     $104,789          $120,427
$94,421           $35,694
Ratio of operating expenses to average net
  assets+.....................................          0.80%
0.80%             0.80%            0.79%**
Ratio of net investment income to average net
  assets......................................          6.85%
6.38%             6.53%            6.55%**
Portfolio turnover rate.......................            30%
53%               93%              35%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
** Annualized.
 + Annualized  operating  expense  ratios before  fees  waived  and/or expenses
   reimbursed  by the Agents for the years  ended August 31, 1995, 1994 and
1993
   and the period ended August 31, 1992 were 1.09%, 1.06%, 1.13% and 1.66%, respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income before fees waived and/or expenses reimbursed by the
   Agents for the years ended August 31, 1995, 1994 and 1993 and the period ended August 31, 1992 were $0.49, $0.39, $0.49 and $0.35, respectively.
 @ Amount represents less than $0.01 per Portfolio share.

            BALANCED INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                              YEAR
YEAR            PERIOD
                                                             ENDED
ENDED            ENDED
                                                            8/31/95
8/31/94          8/31/93*
                                                            --------         -
-------         --------
NET ASSET VALUE, beginning of year.....................     $   8.63         $
8.41         $   8.00
                                                            --------         -
-------         --------
Income from investment operations:
Net investment income#.................................         0.26
0.21             0.09
Net realized and unrealized gain on investments........         0.81
0.16             0.42
                                                            --------         -
-------         --------
Total from investment operations.......................         1.07
0.37             0.51
Less Distributions:
Distributions from net investment income...............        (0.29)
(0.15)           (0.10)
Distributions from net realized capital gains..........        (0.04)
--               --
Distributions from capital (Note 1)....................        --
--               (0.00)@
                                                            --------         -
-------         --------
Total Distributions....................................        (0.33)
(0.15)           (0.10)
                                                            --------         -
-------         --------
NET ASSET VALUE, end of year...........................     $   9.37         $
8.63         $   8.41
                                                            --------         -
-------         --------
                                                            --------         -
-------         --------
Total return++.........................................        12.76%
4.62%            6.35%
                                                            --------         -
-------         --------
                                                            --------         -
-------         --------
Ratios to average net assets/Supplemental Data:
NET ASSETS, end of year (in 000's).....................     $30,268
$14,940          $5,258
Ratio of operating expenses to average net assets+.....         1.00%
1.00%            1.00%**
Ratio of net investment income to average net assets...         3.28%
2.66%            2.67%**
Portfolio turnover rate................................           47%
43%              10%

------------------------
 * The Portfolio commenced operations on February 16, 1993.
** Annualized.
 + Annualized operating expense ratio before fees waived and/or expenses reimbursed by the Agents for the years ended August 31, 1995 and 1994, and the period ended August 31, 1993 were 1.75%, 2.01% and 5.55%, respectively. ++ Total return represents aggregate total return for the period indicated.
 # Net investment income/(loss) before fees waived and/or expenses reimbursed by the Agents for the years ended August 31, 1995 and 1994, and the period ended
   August 31, 1993 were $0.20, $0.13 and $(0.06), respectively.
 @ Amount represents less than $0.01 per Portfolio share.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                                   YEAR
YEAR            PERIOD
                                              YEAR ENDED          ENDED
ENDED            ENDED
                                              8/31/95++          8/31/94
8/31/93++        8/31/92*
                                              ----------         --------
--------         --------
NET ASSET VALUE, beginning of year.......     $     9.39         $   9.35
$   8.77         $   8.00
                                              ----------         --------
--------         --------
Income from investment operations:
Net investment income#...................           0.27             0.17
0.25             0.09
Net realized and unrealized gain on
  investments............................           1.16             0.02
0.54             0.68
                                              ----------         --------
--------         --------
Total from investment operations.........           1.43             0.19
0.79             0.77
Less Distributions:
Distributions from net investment
  income.................................          (0.24)           (0.15)
(0.14)           --
Distributions from net realized capital
  gains..................................          (0.16)            0.00@
(0.07)           --
                                              ----------         --------
--------         --------
Total Distributions......................          (0.40)           (0.15)
(0.21)            0.00
                                              ----------         --------
--------         --------
NET ASSET VALUE, end of year.............     $    10.42         $   9.39
$   9.35         $   8.77
                                              ----------         --------
--------         --------
                                              ----------         --------
--------         --------
Total return+............................          16.14%            2.09%
9.25%            9.63%
                                              ----------         --------
--------         --------
                                              ----------         --------
--------         --------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's).......     $1,070,037         $832,138
$562,507         $197,695
Ratio of operating expenses to average
  net assets+++..........................           0.83%            0.88%
0.95%            1.24%**
Ratio of net investment income to average
  net assets.............................           2.93%            2.57%
2.88%            3.24%**
Portfolio turnover rate..................             21%             108%
47%              12%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
 ** Annualized.
 + Total return represents aggregate total return for the period indicated. ++ Per share amounts have been calculated using the monthly average share
    method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
+++ Annualized operating expense ratio before fee waivers by the Agents for the years ended August 31, 1995 and 1994 were 0.93% and 0.92%, respectively. @ Amount represents less than $0.01 per Portfolio share.
 # Net investment income before fees waived by the Agents for the years ended
   August 31, 1995 and 1994 were $0.26 and $0.17, respectively.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
   LARGE CAPITALIZATION GROWTH INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                                              YEAR
YEAR             YEAR            PERIOD
                                                             ENDED
ENDED            ENDED            ENDED
                                                            8/31/95
8/31/94          8/31/93+++       8/31/92*
                                                            --------         -
-------         --------         --------
NET ASSET VALUE, beginning of year.....................     $  10.00         $
9.76         $   8.88         $   8.00
                                                            --------         -
-------         --------         --------
Income from investment operations:
Net investment income#.................................         0.09
0.03             0.00@            0.01
Net realized and unrealized gain on investments........         2.13
0.21             0.89             0.87
                                                            --------         -
-------         --------         --------
Total from investment operations.......................         2.22
0.24             0.89             0.88
Less Distributions:
Distributions from net investment income...............        (0.08)
--               (0.00)@          --
Distributions in excess of net investment income.......        --
--               (0.01)           --
Distributions from net realized capital gains..........        (0.01)
--               --               --
Distributions from capital (Note 1)....................        --
--               (0.00)@          --
                                                            --------         -
-------         --------         --------
Total Distributions....................................        (0.09)
--               (0.01)           --
                                                            --------         -
-------         --------         --------
NET ASSET VALUE, end of year...........................     $  12.13         $
10.00         $   9.76         $   8.88
                                                            --------         -
-------         --------         --------
                                                            --------         -
-------         --------         --------
Total return++.........................................        22.30%
2.46%           10.00%           11.00%
                                                            --------         -
-------         --------         --------
                                                            --------         -
-------         --------         --------
Ratios to average net assets/Supplemental Data:
NET ASSETS, end of year (in 000's).....................     $782,394
$457,588         $238,256         $85,401
Ratio of operating expenses to average net assets+.....         0.88%
0.98%            1.12%            1.24%**
Ratio of net investment income/(loss) to average net
  assets...............................................         0.98%
0.39%           (0.04)%           0.31%**
Portfolio turnover rate................................           38%
104%              47%              19%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
 ** Annualized.
 + Annualized operating expense ratio before  fees waived by the Agents for the
   years  ended August 31,  1995 and 1994  and the period  ended August 31,
1992
   were 0.98%, 1.02% and 1.42%, respectively.
 ++ Total return represents aggregate total return for the period indicated. +++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
 # Net investment income before fees waived by the Agents for the years ended
   August 31, 1995 and  1994 and the  period ended August  31, 1992 were
$0.09,
   $0.03 and $0.00, respectively.
 @ Amount represents less than $0.01 per Portfolio share.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.


PERIOD
                                              YEAR ENDED       YEAR ENDED
YEAR ENDED         ENDED
                                                8/31/95          8/31/94
8/31/93        8/31/92*
                                              -----------      -----------
-----------      ---------
NET ASSET VALUE, beginning of year.......     $    9.03        $    9.94
$    8.68        $    8.00
                                              -----------      -----------
-----------      ---------
Income from investment operations:
Net investment income#...................          0.15             0.08
0.06             0.03
Net realized and unrealized gain/(loss)
  on investments.........................          0.95            (0.40)
1.31             0.65
                                              -----------      -----------
-----------      ---------
Total from investment operations.........          1.10            (0.32)
1.37             0.68
Less Distributions:
Distributions from net investment
  income.................................         (0.12)           (0.07)
(0.03)          --
Distributions from net realized capital
  gains..................................         (0.00)@          (0.51)
(0.08)          --
Distributions in excess of net realized
  capital gains..........................         --               (0.01)
--              --
                                              -----------      -----------
-----------      ---------
Total Distributions......................         (0.12)           (0.59)
(0.11)          --
                                              -----------      -----------
-----------      ---------
NET ASSET VALUE, end of year.............     $   10.01        $    9.03
$    9.94        $    8.68
                                              -----------      -----------
-----------      ---------
                                              -----------      -----------
-----------      ---------
Total return++...........................         12.50%           (3.30)%
15.74%            8.50%
                                              -----------      -----------
-----------      ---------
                                              -----------      -----------
-----------      ---------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's).......     $340,306         $342,388
$183,051         $ 93,458
Ratio of operating expenses to average
  net assets+............................          1.11%            1.06%
1.11%            1.24%**
Ratio of net investment income to average
  net assets.............................          1.54%            1.12%
0.82%            0.99%**
Portfolio turnover rate..................           115%             65%
70%                 20%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
** Annualized.
 + Annualized operating expense ratio before fees waived by the Agents for the year ended August 31,1995 and the period ended August 31, 1992 were 1.13% and
   1.40%, respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income per share before fees waived by the Agents for the year
   ended August 31, 1995 and the period ended August 31, 1992 were $0.15 and
   $0.02, respectively.
 @ Amount represents less than $0.01 per Portfolio share.

   SMALL CAPITALIZATION GROWTH INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                 EACH YEAR.

                                              YEAR ENDED        YEAR ENDED
YEAR ENDED       PERIOD ENDED
                                              8/31/95+++        8/31/94+++
8/31/93+++         8/31/92*
                                              -----------      ------------
------------      -------------
NET ASSET VALUE, beginning of year.......     $   12.50        $     11.21
$     7.99        $     8.00
                                              -----------      ------------
------------      -------------
Income from investment operations:
Net investment loss#.....................         (0.05)             (0.09)
(0.07)            (0.01)
Net realized and unrealized gain on
  investments............................          4.81               1.56
3.29             --
                                              -----------      ------------
------------      -------------
Total from investment operations.........          4.76               1.47
3.22             (0.01)
Less Distributions:
Distributions from realized capital
  gains..................................         (0.07)             (0.04)
--                --
Distributions in excess of net realized
  capital gains..........................         --                 (0.10)
--                --
Distributions from capital (Note 1)......         --                 (0.04)
--                --
                                              -----------      ------------
------------      -------------
Total Distributions......................         (0.07)             (0.18)
0.00              0.00
                                              -----------      ------------
------------      -------------
NET ASSET VALUE, end of year.............     $   17.19        $     12.50
$    11.21        $     7.99
                                              -----------      ------------
------------      -------------
                                              -----------      ------------
------------      -------------
Total return++...........................         38.25%             13.18%
40.30%            (0.13)%
                                              -----------      ------------
------------      -------------
                                              -----------      ------------
------------      -------------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's).......     $315,033         $180,175
$75,498           $22,145
Ratio of operating expenses to average
  net assets+............................          1.14%              1.20%
1.25%             1.24%**
Ratio of net investment loss to average
  net assets.............................         (0.35)%            (0.78)%
(0.72)%           (0.25)%**
Portfolio turnover rate..................           174%               94%
97%               35%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
 ** Annualized.
 + Annualized operating expense ratios before fees waived and/or expenses reimbursed by the Agents for the years ended August 31, 1995 and 1993, and the period ended August 31, 1992 were 1.16%, 1.49% and 2.61%, respectively. ++ Total return represents aggregate total return for the period indicated.
+++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
 # Net investment loss before fees waived and/or expenses reimbursed by the
   Agents for the years ended August 31, 1995 and 1993, and the period ended
   August 31, 1992 were $0.05, $0.09 and $0.05, respectively.

                       See Notes to Financial Statements.

    CONSULTING GROUP CAPITAL MARKETS FUNDS
             FINANCIAL HIGHLIGHTS
       INTERNATIONAL EQUITY INVESTMENTS
 FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                  EACH YEAR.

                                                YEAR             YEAR
YEAR            PERIOD
                                               ENDED            ENDED
ENDED             ENDED
                                              8/31/95          8/31/94+++
8/31/93          8/31/92*
                                              --------         --------
--------         ---------
NET ASSET VALUE, beginning of year.......     $  10.86         $   9.57
$   7.76         $     8.00
                                              --------         --------
--------         ---------
Income from investment operations:
Net investment income#...................         0.05             0.02
0.05               0.03
Net realized and unrealized gain/(loss)
  on investments.........................        (0.09)            1.54
1.79              (0.27)
                                              --------         --------
--------         ---------
Total from investment operations.........        (0.04)            1.56
1.84              (0.24)
Less Distributions:
Distributions from net investment
  income.................................        --               (0.03)
(0.03)           --
Distributions from net realized capital
  gains..................................        (0.32)           (0.24)
--               --
                                              --------         --------
--------         ---------
Total Distributions......................        (0.32)           (0.27)
(0.03)           --
                                              --------         --------
--------         ---------
NET ASSET VALUE, end of year.............     $  10.50         $  10.86
$   9.57         $     7.76
                                              --------         --------
--------         ---------
                                              --------         --------
--------         ---------
Total return++...........................        (0.18)%          16.74%
23.73%             (3.00)%
                                              --------         --------
--------         ---------
                                              --------         --------
--------         ---------
Ratios to average net assets/Supplemental
  Data:
NET ASSETS, end of year (in 000's).......     $663,130         $594,965
$270,302         $ 115,779
Ratio of operating expenses to average
  net assets+............................         1.19%            1.19%
1.32%              1.50%**
Ratio of net investment income to average
  net assets.............................         0.43%            0.23%
0.61%              1.08%**
Portfolio turnover rate..................           28%              33%
46%                 10%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
 ** Annualized.
 + Annualized operating expense ratio before fees waived by the Agents for the period ended August 31, 1992 was 1.52%.
 ++ Total return represents aggregate total return for the period indicated. +++ Per share amounts have been calculated using the monthly average share method, which more appropriately presents the per share data for the period since use of the undistributed net investment income method does not accord with results of operations.
 # Net investment income before fees waived by the Agents for the period ended
   August 31, 1992 was $0.03.

                       See Notes to Financial Statements.

    CONSULTING GROUP CAPITAL MARKETS FUNDS
             FINANCIAL HIGHLIGHTS
    INTERNATIONAL FIXED INCOME INVESTMENTS
 FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                  EACH YEAR.


PERIOD
                                                            YEAR ENDED
YEAR ENDED          YEAR ENDED           ENDED
                                                              8/31/95
8/31/94             8/31/93           8/31/92*
                                                            -----------
-----------         -----------         --------
NET ASSET VALUE, beginning of year.....................     $      8.17
$      8.86         $      8.71         $   8.00
                                                            -----------
-----------         -----------         --------
Income from investment operations:
Net investment income#.................................            0.56
0.40                0.51             0.39
Net realized and unrealized gain/(loss) on
  investments..........................................            0.84
(0.32)               0.20             0.69
                                                            -----------
-----------         -----------         --------
Total from investment operations.......................            1.40
0.08                0.71             1.08
Less Distributions:
Distributions from net investment income...............           (0.56)
(0.65)              (0.55)           (0.37)
Distributions from net realized capital gains..........         --
(0.07)              (0.01)           --
Distributions in excess of net realized capital
  gains................................................         --
(0.05)            --                 --
Distributions from capital (Note 1)....................         --
(0.00)@           --                 --
                                                            -----------
-----------         -----------         --------
Total Distributions....................................           (0.56)
(0.77)              (0.56)           (0.37)
                                                            -----------
-----------         -----------         --------
NET ASSET VALUE, end of year...........................     $      9.01
$      8.17         $      8.86         $   8.71
                                                            -----------
-----------         -----------         --------
                                                            -----------
-----------         -----------         --------
Total return++.........................................           17.66%
1.00%               8.67%           13.93%
                                                            -----------
-----------         -----------         --------
                                                            -----------
-----------         -----------         --------
Ratios to average net assets/Supplemental Data:
NET ASSETS, end of year (in 000's).....................     $ 105,884
$ 116,929           $ 100,362           $39,182
Ratio of operating expenses to average net assets+.....            0.95%
0.95%               0.95%            0.95%**
Ratio of net investment income to average net assets...            6.50%
5.54%               6.03%            6.34%**
Portfolio turnover rate................................             307%
358%                251%             106%

------------------------
 * The Portfolio commenced operations on November 18, 1991.
** Annualized.
 +  Annualized  operating  expense  ratios before  fees  waived  and/or expenses
   reimbursed by the Agents for the years  ended August 31, 1995, 1994 and
1993
   and the period ended August 31, 1992 were 1.18%, 1.08%, 1.22% and 1.87%, respectively.
 ++ Total return represents aggregate total return for the period indicated. # Net investment income before fees waived and/or expenses reimbursed by the
   Agents for the years ended August 31, 1995, 1994 and 1993 and the period ended August 31, 1992 were $0.54, $0.39, $0.49 and $0.33, respectively.
 @ Amount represents less than $0.01 per Portfolio share.

                       See Notes to Financial Statements.

   CONSULTING GROUP CAPITAL MARKETS FUNDS
            FINANCIAL HIGHLIGHTS
     EMERGING MARKETS EQUITY INVESTMENTS
FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT
                  THE YEAR.


PERIOD
                                                            YEAR ENDED
ENDED
                                                            8/31/95+++
8/31/94*
                                                            -----------
-----------
NET ASSET VALUE, beginning of year.....................     $      9.49
$      8.00
                                                            -----------
-----------
Income from investment operations:
Net investment income/(loss)#..........................            0.01
(0.02)
Net realized and unrealized gain/(loss) on
  investments..........................................           (1.45)
1.51
                                                            -----------
-----------
Total from investment operations.......................           (1.44)
1.49
Less Distributions:
Distributions from net realized capital gains..........           (0.20)
--
                                                            -----------
-----------
Total Distributions....................................           (0.20)
--
                                                            -----------
-----------
NET ASSET VALUE, end of year...........................     $      7.85
$      9.49
                                                            -----------
-----------
                                                            -----------
-----------
Total return++.........................................          (15.13)%
18.63%
                                                            -----------
-----------
                                                            -----------
-----------
Ratios to average net assets/Supplemental Data:
NET ASSETS, end of year (in 000's).....................     $  59,333
$  36,365
Ratio of operating expenses to average net assets+.....            1.75%
1.72%**
Ratio of net investment income/(loss) to average net
  assets...............................................            0.15%
(0.42)%**
Portfolio turnover rate................................              89%
16%

------------------------
  * The Portfolio commenced operations on April 21, 1994.
 ** Annualized.
  + Annualized operating expense ratios before fees waived by the Agents for the
    year ended August 31, 1995 and the  period ended August 31, 1994 were
1.96%
    and 2.56%, respectively.
 ++ Total return represents aggregate total return for the period indicated. +++Per share amounts have been calculated using the monthly average share
    method, which more appropriately presents the per share data for the period since use of the undistributed net investment income method does not accord with results of operations.
 # Net investment loss per share before fees waived by the Agents for the year ended August 31, 1995 and the period ended August 31, 1994 were $0.01 and
   $0.04, respectively.

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                          GOVERNMENT MONEY INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                DISCOUNTED
   FACE            YIELD                     MATURITY
VALUE
   VALUE        (UNAUDITED)                    DATE                      (NOTE
1)
-----------     -----------                                            -------
-----
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 83.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 44.5%
$19,300,000        5.630%        09/05/95.........................     $
19,284,780
  2,680,000        5.630         09/07/95.........................
2,677,014
  4,715,000        5.630         09/08/95.........................
4,708,997
  3,500,000        5.630         09/15/95.........................
3,491,658
  1,500,000        5.630         09/20/95.........................
1,495,183
  5,700,000        5.630         09/22/95.........................
5,680,633
  5,000,000        5.610         10/02/95.........................
4,974,667
  8,235,000        5.610         10/03/95.........................
8,192,783
  1,000,000        5.610         10/05/95.........................
994,565
    920,000        5.610         10/06/95.........................
914,839
  1,250,000        5.610         10/12/95.........................
1,241,892
    305,000        5.600         10/16/95.........................
302,837
 10,700,000        5.600         10/20/95.........................
10,617,075
    250,000        5.600         10/23/95.........................
247,943
  1,750,000        5.590         10/31/95.........................
1,733,424
  2,560,000        5.590         11/01/95.........................
2,535,354
    290,000        5.580         11/20/95.........................
286,333
  3,000,000        5.550         12/29/95.........................
2,940,200
    400,000        5.530         04/01/96.........................
386,233
 23,800,000        5.630         09/01/95.........................
23,796,243
    500,000        7.240         02/05/96.........................
500,000
    565,000        6.790         02/20/96.........................
565,174
  9,750,000        6.840         02/28/96.........................
9,761,145
                                                                       -------
-----

107,328,972
                                                                       -------
-----
FEDERAL HOME LOAN BANK (FHLB) -- 20.2%
    410,000        5.630         09/05/95.........................
409,661
  9,940,000        5.630         09/14/95.........................
9,917,613
    180,000        5.630         09/15/95.........................
179,568
    150,000        5.630         09/22/95.........................
149,448
    225,000        5.630         09/29/95.........................
223,920
  1,100,000        5.610         10/06/95.........................
1,093,862
  3,800,000        5.590         11/08/95.........................
3,758,776
  4,900,000        5.590         11/09/95.........................
4,846,549
    125,000        5.580         11/22/95.........................
123,386
  3,500,000        5.550         12/22/95.........................
3,434,743
  1,000,000        5.550         01/19/96.........................
976,422
    900,000        5.550         01/22/96.........................
879,984
  7,400,000        5.550         01/24/96.........................
7,233,138
  2,210,000        5.530         03/25/96.........................
2,236,247
  2,000,000        5.630         09/26/95.........................
2,000,000
 11,400,000        5.540         02/28/96.........................
11,411,508
                                                                       -------
-----

48,874,825
                                                                       -------
-----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                          GOVERNMENT MONEY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                DISCOUNTED
   FACE            YIELD                     MATURITY
VALUE
   VALUE        (UNAUDITED)                    DATE                      (NOTE
1)
-----------     -----------                                            -------
-----
U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 16.5%
$ 1,860,000        5.630%        09/06/95.........................     $
1,858,214
  7,640,000        5.630         09/07/95.........................
7,631,413
  3,600,000        5.630         09/15/95.........................
3,590,985
  2,450,000        5.630         09/21/95.........................
2,441,429
  6,900,000        5.630         09/25/95.........................
6,871,104
    485,000        5.630         09/26/95.........................
482,919
  9,200,000        5.610         10/11/95.........................
9,140,277
  1,640,000        5.610         10/13/95.........................
1,629,069
  2,700,000        5.590         11/02/95.........................
2,673,588
  2,000,000        5.590         11/03/95.........................
1,980,124
    215,000        5.580         11/27/95.........................
212,057
    300,000        5.560         12/08/95.........................
295,496
    160,000        5.550         01/19/96.........................
156,227
  1,000,000        5.530         03/27/96.........................
999,556
                                                                       -------
-----

39,962,458
                                                                       -------
-----
FEDERAL FARM CREDIT BANK (FFCB) -- 1.8%
  1,200,000        5.630         09/08/95.........................
1,198,400
    220,000        5.630         09/20/95.........................
219,267
    500,000        5.630         09/27/95.........................
497,731
  1,360,000        5.610         10/06/95.........................
1,351,785
    770,000        5.580         11/20/95.........................
760,881
    250,000        5.550         01/16/96.........................
243,663
                                                                       -------
-----

4,271,727
                                                                       -------
-----
                   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $200,437,982)........................
200,437,982
                                                                       -------
-----
U.S. TREASURY OBLIGATIONS -- 16.8%
U.S. TREASURY NOTES -- 11.3%
  3,000,000        5.125+        11/15/95.........................
2,994,626
  3,700,000        7.875+        02/15/96.........................
3,731,941
  3,125,000        4.250+        05/15/96.........................
3,094,058
  2,925,000        6.125+        07/31/96.........................
2,934,498
 12,475,000        4.375+        08/15/96.........................
12,322,136
  2,300,000        6.500+        09/30/96.........................
2,318,640
                                                                       -------
-----

27,395,899
                                                                       -------
-----
U.S. TREASURY BILLS -- 5.5%
    300,000        5.260         10/05/95.........................
298,410
  6,100,000        5.340         11/16/95.........................
6,025,885
  3,350,000        5.360         04/04/96.........................
3,229,852
    650,000        5.340         05/02/96.........................
625,626

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                          GOVERNMENT MONEY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                DISCOUNTED
   FACE            YIELD                     MATURITY
VALUE
   VALUE        (UNAUDITED)                    DATE                      (NOTE
1)
-----------     -----------                                            -------
-----
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY BILLS (CONTINUED)
$   380,000        5.340         05/30/96.........................     $
365,382
  2,800,000        5.370%        07/25/96.........................
2,660,623
                                                                       -------
-----

13,205,778
                                                                       -------
-----
                      TOTAL U.S. TREASURY OBLIGATIONS (Cost
                $40,601,677)...............................
40,601,677
                                                                       -------
-----

TOTAL INVESTMENTS (Cost $241,039,659*)................        99.8 %
241,039,659
OTHER ASSETS AND LIABILITIES (NET)....................         0.2
550,400
                                                           --------      -----
-------
NET ASSETS............................................       100.0%
$241,590,059
                                                           --------      -----
-------
                                                           --------      -----
-------

-------------------
* Aggregate cost for Federal tax purposes.
 + Coupon rate.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Government Money Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    U.S. Treasury Obligations                                      16.8%
    U.S. Government Agency Obligations                             83.0%
    Net Other Assets and Liabilities                                0.2%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
MORTGAGE-BACKED SECURITIES -- 45.7%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 62 POOLS -- 30.6%
$28,695,225       7.000% due 5/1/24 - 8/1/25......................     $
28,219,745
 15,143,842       7.500% due 2/1/23 - 5/1/25......................
15,224,255
  9,999,743       8.000% due 4/1/02 - 9/1/24......................
10,231,577
 15,400,000     Commitment to purchase, 7.000% due 10/1/00........
15,166,325
  1,500,000     Non-interest bearing until 11/22/96, 7.940% due
                  11/22/01........................................
1,384,785
  2,450,000     Principal Only, FNMA Strips, Zero Coupon due
                  10/10/01........................................
2,289,648
  1,165,000     Principal Only, FNMA Strips, Zero Coupon due
                  11/1/01.........................................
1,080,736
    650,000     Principal Only, FNMA Strips, Zero Coupon due
                  12/20/01........................................
600,438
  1,400,000     Principal Only, FNMA Strips, Zero Coupon due
                  3/9/02..........................................
1,266,720
                                                                       -------
-----

75,464,229
                                                                       -------
-----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 48 POOLS -- 10.1%
  2,128,891       7.000% due 1/15/23 - 9/15/24....................
2,096,958
 10,518,179       7.500% due 1/15/23 - 8/15/25....................
10,597,065
  2,053,205       8.000% due 4/15/22 - 8/15/24....................
2,107,738
    186,907       9.000% due 11/15/24.............................
197,187
                GNMA II:
  1,470,276       5.000% due 1/20/24..............................
1,439,032
  1,972,270       5.500% due 1/20/24..............................
1,950,082
  5,694,944       6.000% due 1/20/24 - 6/20/24....................
5,702,846
    699,387       6.500% due 1/20/25..............................
709,437
                                                                       -------
-----

24,800,345
                                                                       -------
-----
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) 4 POOLS -- 3.7%
  4,000,000       5.690% due 9/13/95..............................
3,964,104
    300,000       5.500% due 8/15/03..............................
294,435
  1,252,886       7.500% due 8/1/99 - 6/1/00......................
1,275,977
  1,148,590       9.500% due 7/25/22..............................
1,199,200
  2,300,000     Commitment to purchase, 7.500% due 10/1/00........
2,337,375
                                                                       -------
-----

9,071,091
                                                                       -------
-----
COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- 1.3%
  2,000,000     Federal Deposit Insurance Company REMIC Trust,
                  7.850% due 9/25/25**............................
2,046,250
                U.S. Department of Veteran Affairs:
    717,852       6.500% due 2/15/07**............................
713,308
    500,000       7.750% due 9/15/10**............................
506,155
                                                                       -------
-----

3,265,713
                                                                       -------
-----
                TOTAL MORTGAGE-BACKED SECURITIES (Cost
                  $113,530,203)...................................
112,601,378
                                                                       -------
-----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
CORPORATE BONDS AND NOTES -- 42.3%
BANKING -- 13.6%
$ 1,425,000     Capital One Bank, Medium Term Note,
                  8.625% due 1/15/97..............................     $
1,469,531
  1,500,000     Centura Bank, Medium Term Note,
                  7.950% due 7/25/96..............................
1,522,500
  2,000,000     Chase Manhattan Corporation,
                  Subordinated Notes,
                  5.250% due 12/5/09..............................
1,935,000
                Citicorp, Subordinated Capital Notes:
  1,000,000       8.750% due 11/1/96..............................
1,028,750
     50,000       9.000% due 4/15/99..............................
53,875
  1,500,000       9.750% due 8/1/99...............................
1,661,250
  1,425,000     Continental Bank, Subordinated Note,
                  9.875% due 6/15/96..............................
1,465,969
  1,500,000     First Interstate Bancorp, Subordinated Capital
                  Notes,
                  8.625% due 4/1/99...............................
1,586,250
  2,050,000     First National Bank of Boston, Notes,
                  8.375% due 12/15/02.............................
2,221,688
  2,325,000     First Security Corporation, Notes,
                  7.000% due 7/15/05..............................
2,290,125
  1,500,000     First Union Corporation, Subordinated Note,
                  8.125% due 12/15/96.............................
1,535,625
                General Motors Acceptance Corporation:
                  Notes:
    500,000       8.625% due 7/15/96..............................
510,485
    975,000       7.750% due 4/15/97..............................
999,375
                  Medium Term Notes:
    500,000       8.700% due 4/11/96..............................
507,825
    100,000       7.375% due 1/15/97..............................
101,625
                International Leasing Finance Corporation, Notes:
    800,000       7.900% due 10/1/96..............................
814,872
    600,000       5.500% due 4/1/97...............................
594,000
  1,075,000       5.750% due 3/15/98..............................
1,060,219
  1,325,000     Markel Corporation, Notes,
                  7.250% due 11/1/03..............................
1,290,219
                Morgan Stanley Group Inc., Notes:
    250,000       7.320% due 1/15/97..............................
253,125
  1,100,000       9.250% due 3/1/98...............................
1,170,125
  3,000,000       8.100% due 6/24/02..............................
3,191,250
  1,000,000     NationsBank Corporation, Notes,
                  6.625% due 1/15/98..............................
1,008,750

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
CORPORATE BONDS AND NOTES (CONTINUED)
BANKING (CONTINUED)
$ 1,500,000     Orion Capital Corporation, Senior Notes,
                  9.125% due 9/1/02...............................     $
1,648,125
  1,500,000     Shawmut National Corporation, Subordinated Note,
                  8.625% due 12/15/99.............................
1,595,625
  2,000,000     St. George Bank, Note,
                  6.875% due 4/1/99+..............................
2,007,040
                                                                       -------
-----

33,523,223
                                                                       -------
-----
FINANCIAL SERVICES -- 13.0%
  1,675,000     Bear Stearns Companies, Inc., Notes,
                  6.750% due 8/15/00..............................
1,681,281
  2,800,000     Equitable Companies, Inc., Sr. Notes,
                  9.000% due 12/15/04.............................
3,129,000
  2,175,000     Finova Capital Corporation, Notes,
                  6.000% due 6/1/00...............................
2,155,969
  2,100,000     First U.S.A. Bank Wilmington, Delaware,
                  8.200% due 2/15/98..............................
2,176,125
  2,100,000     Fleet Financial Group Inc., Senior Note,
                  7.250% due 10/15/97.............................
2,139,375
  5,425,000     Goldman Sachs Group, Notes,
                  6.375% due 6/15/00+.............................
5,282,594
  1,000,000     Hartford National Corporation, Senior Notes,
                  9.850% due 6/1/99...............................
1,103,750
  1,500,000     Integra Financial Corporation, Subordinated Notes,
                  6.500% due 4/15/00..............................
1,481,250
  2,050,000     Merrill Lynch Corporation, Note,
                  8.980% due 10/25/15.............................
2,199,999
                Salomon Inc.:
                  Medium Term Notes:
  1,000,000       8.875% due 4/1/97...............................
1,028,750
    525,000       6.360% due 4/1/98...............................
515,156
    700,000       6.125% due 5/15/98..............................
681,625
  1,550,000       Notes,
                  5.790% due 11/26/97.............................
1,511,250
  2,500,000     United Financial Corporation, Notes,
                  7.000% due 7/15/98..............................
2,493,750
                United States Fidelity and Guarantee Corporation,
                  Notes:
  2,125,000       7.000% due 5/15/98..............................
2,148,906
  2,100,000       8.375% due 6/15/01..............................
2,241,750
                                                                       -------
-----

31,970,530
                                                                       -------
-----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
CORPORATE BONDS AND NOTES (CONTINUED)
REAL ESTATE -- 3.4%
                SKW Real Estate, Class C:
$ 4,000,000       7.050% due 4/15/02+.............................     $
4,002,400
  2,325,000       7.450% due 4/15/03+.............................
2,329,418
  2,100,000     Taubman Realty Group Ltd.,
                  8.000% due 6/15/99..............................
2,157,750
                                                                       -------
-----

8,489,568
                                                                       -------
-----
HEALTH CARE -- 3.2%
  1,675,000     Columbia Healthcare Corporation,
                  6.125% due 12/15/00.............................
1,639,406
  2,150,000     Health & Retirement Properties,
                  7.056% due 7/13/99..............................
2,106,355
  2,325,000     Meditrust Corporation, Notes,
                  7.375% due 7/15/00..............................
2,330,813
  2,000,000     Scherer (R.P.) International Corporation,
                  6.750% due 2/1/04...............................
1,920,000
                                                                       -------
-----

7,996,574
                                                                       -------
-----
COMMUNICATIONS -- 2.9%
                Time Warner, Inc., Notes:
    600,000       9.625% due 5/1/02...............................
672,000
  6,445,000       7.750% due 6/15/05..............................
6,436,944
                                                                       -------
-----

7,108,944
                                                                       -------
-----
OIL -- 1.8%
                Occidental Petroleum Corporation, Notes:
    700,000       9.500% due 8/15/97..............................
737,625
    125,000       5.850% due 11/9/98..............................
122,031
  2,100,000       5.900% due 11/9/98..............................
2,063,250
  1,600,000       5.950% due 11/9/98..............................
1,566,000
                                                                       -------
-----

4,488,906
                                                                       -------
-----
POWER & LIGHTING -- 1.7%
  2,000,000     FPL Group Capital Inc., Debenture,
                  6.500% due 7/1/97...............................
2,005,000
                System Energy Resources, First Mortgage Bonds:
  1,000,000       6.000% due 4/1/98...............................
982,500
  1,100,000       7.625% due 4/1/99...............................
1,115,125
                                                                       -------
-----

4,102,625
                                                                       -------
-----
PAPER -- 0.8%
  1,950,000     Georgia-Pacific Corporation, Debentures, Credit
                  Sensitive Note,
                  9.850% due 6/15/97..............................
2,052,375
                                                                       -------
-----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
CORPORATE BONDS AND NOTES (CONTINUED)
OTHER -- 1.9%
$ 2,100,000     ERP Operation Ltd.,
                  8.500% due 5/15/99+.............................     $
2,181,837
  2,455,000     Hertz Corporation, Notes,
                  6.700% due 6/15/02..............................
2,439,656
                                                                       -------
-----

4,621,493
                                                                       -------
-----
                TOTAL CORPORATE BONDS AND NOTES
                  (Cost $102,973,696).............................
104,354,238
                                                                       -------
-----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 13.8%
U.S. TREASURY NOTES -- 6.6%
    400,000       7.500% due 12/31/96.............................
409,016
    425,000       7.500% due 1/31/97..............................
435,000
    325,000       5.500% due 7/31/97..............................
323,232
  1,505,000       6.000% due 11/30/97.............................
1,509,831
    100,000       6.000% due 12/31/97.............................
100,334
  3,950,000       5.375% due 5/31/98..............................
3,895,688
  5,500,000       6.875% due 7/31/99..............................
5,657,630
  4,000,000       5.750% due 8/15/03..............................
3,868,680
                                                                       -------
-----

16,199,411
                                                                       -------
-----
U.S. TREASURY BILLS -- 4.2%
  3,800,000       5.370%# due 10/12/95............................
3,752,031
    960,000       5.340%# due 1/11/96.............................
896,597
  2,125,000       5.350%# due 4/4/96..............................
2,016,384
  4,000,000       5.300%# due 6/27/96.............................
3,798,640
                                                                       -------
-----

10,463,652
                                                                       -------
-----
OTHER U.S. TREASURY OBLIGATIONS -- 1.0%
  2,875,000     Treasury Synthetic-Linked Coupon Securities,
                  5.920%# due 11/15/98++..........................
2,378,919
                                                                       -------
-----
U.S. GOVERNMENT AGENCIES -- 2.0%
                Government Trust Certificate,
                  Resolution Trust Corporation:
     16,617       8.465% due 3/25/20..............................
17,905
    586,148       6.780% due 3/25/22..............................
576,074
    311,589       7.500% due 8/25/23..............................
311,736
    875,000       7.250% due 10/25/23.............................
839,180
     61,598       9.000% due 9/25/28..............................
69,143

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (CONTINUED)
U.S. GOVERNMENT AGENCIES (CONTINUED)
$ 3,100,000       7.500% due 10/25/28.............................     $
3,107,266
     51,049       7.750% due 7/25/30..............................
51,559
     42,927       8.625% due 7/25/30..............................
49,849
                                                                       -------
-----

5,022,712
                                                                       -------
-----
                TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
                  (Cost $33,978,638)..............................
34,064,694
                                                                       -------
-----
FOREIGN GOVERNMENT OBLIGATION -- 0.7% (Cost $746,475)
  1,750,000     Republic of Columbia,
                  7.250% due 2/23/04..............................
1,601,250
                                                                       -------
-----
COMMERCIAL PAPER -- 6.4% (Cost $15,644,000)
 10,000,000     General Electric Capital Corporation,
                  5.820% due 9/1/95...............................
10,000,000
  5,644,000     Prudential Funding Capital Corporation,
                  5.820%, due 9/1/95..............................
5,644,000
                                                                       -------
-----

15,644,000
                                                                       -------
-----

TOTAL INVESTMENTS (Cost $266,873,012*).............       108.9%
268,265,560
OTHER ASSETS AND LIABILITIES (NET).................        (8.9)
(21,942,868)
                                                        --------      --------
----
NET ASSETS.........................................       100.0%
$246,322,692
                                                        --------      --------
----
                                                        --------      --------
----

-------------------
 * Aggregate cost for Federal tax purposes.
** Real estate mortgage investment conduit.
 + Security exempt from registration under Rule 144A of the Securities Act of
   1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
 ++ These instruments represent ownership interest in a series of U.S.
Treasury
    Bond  STRIPS. STRIPS are zero coupon securities isssued by the U.S.
Treasury
    as component parts of Treasury Bonds that represent scheduled interest and principal payments on the bonds. The market value of these holdings will fluctuate with the value of the underlying STRIPS.
 # Represents annualized yield to maturity (unaudited).

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Intermediate Fixed Income Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Mortgage-Backed Securities                                      45.7%
    Corporate Bonds and Notes                                       42.3%
    U.S. Government and Agency Obligations,
     Foreign Government Obligation, Commercial
     Paper and Net Other Assets and Liabilities                     12.0%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           LONG-TERM BOND INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

   FACE                                                                  VALUE
   VALUE                                                                (NOTE
1)
-----------                                                           --------
----
MORTGAGE-BACKED AND GOVERNMENT AGENCY SECURITIES -- 40.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) 27 POOLS -- 13.4%
$ 4,375,164     Gold 6.000% due 8/1/08 - 11/1/08.................     $
4,240,293
 11,421,981     Gold 6.500% due 4/1/09 - 8/1/10..................
11,286,288
  2,459,600     Gold 7.000% due 4/1/07 - 3/1/25..................
2,453,879
    372,514     Gold 8.000% due 7/1/02 - 12/1/06.................
381,228
                                                                      --------
----

18,361,688
                                                                      --------
----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 29 POOLS -- 9.0%
  2,016,161     6.500% due 1/15/24 - 3/15/24.....................
1,934,869
 10,659,405     7.000% due 12/15/23 - 6/15/24....................
10,499,514
                                                                      --------
----

12,434,383
                                                                      --------
----
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 24 POOLS -- 8.7%
  3,652,297     6.000% due 12/1/08 - 11/1/13.....................
3,480,803
  6,213,467     7.000% due 2/1/07 - 7/1/24.......................
6,110,510
  1,703,321     7.500% due 10/1/07 - 7/1/09......................
1,735,786
    622,493     8.000% due 11/1/06 - 8/1/07......................
640,583
                                                                      --------
----

11,967,682
                                                                      --------
----
FEDERAL HOME LOAN BANK (FHLB) NOTES -- 3.8%
  2,000,000     6.000% due 9/27/96...............................
2,000,340
  1,800,000     5.209% due 2/10/97...............................
1,768,500
  1,500,000     5.740% due 12/23/98..............................
1,476,375
                                                                      --------
----

5,245,215
                                                                      --------
----
STUDENT LOAN MARKETING ASSOCIATION (SLMA) NOTES -- 2.6%
  2,550,000     6.000% due 10/4/96...............................
2,550,587
  1,000,000     7.875% due 2/3/97................................
1,028,680
                                                                      --------
----

3,579,267
                                                                      --------
----
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) NOTES -- 1.5%
  2,000,000     4.550% due 4/8/96................................
1,983,280
                                                                      --------
----
FEDERAL FARM CREDIT BANK (FFCB) NOTES -- 1.0%
  1,400,000     4.440% due 4/28/98...............................
1,407,658
                                                                      --------
----
                TOTAL MORTGAGE-BACKED AND GOVERNMENT AGENCY
                  SECURITIES (Cost $54,533,438)..................
54,979,173
                                                                      --------
----
U.S. TREASURY OBLIGATIONS -- 34.0%
U.S. TREASURY BONDS -- 18.6%
  3,500,000     9.375% due 2/15/06...............................
4,293,730
  1,250,000     10.375% due 11/15/12.............................
1,642,288
  3,500,000     7.125% due 2/15/23...............................
3,662,855
 17,025,000     6.250% due 8/15/23...............................
15,980,346
                                                                      --------
----

25,579,219
                                                                      --------
----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           LONG-TERM BOND INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                  VALUE
   VALUE                                                                (NOTE
1)
-----------                                                           --------
----
U.S. TREASURY OBLIGATIONS (CONTINUED)
U.S. TREASURY NOTES -- 15.4%
$ 1,000,000     7.125% due 10/15/98..............................     $
1,033,790
  1,000,000     7.000% due 4/15/99...............................
1,032,020
  4,000,000     7.125% due 9/30/99...............................
4,153,080
  4,400,000     5.500% due 4/15/00...............................
4,306,764
 10,000,000     7.500% due 11/15/01..............................
10,681,000
                                                                      --------
----

21,206,654
                                                                      --------
----
                TOTAL U.S. TREASURY OBLIGATIONS (Cost
                  $43,771,840)...................................
46,785,873
                                                                      --------
----
CORPORATE BONDS AND NOTES -- 22.9%
BANKING & FINANCE -- 19.3%
  2,000,000     American General Corporation, Senior Notes,
                  7.700% due 10/15/99............................
2,082,500
  1,500,000     Aon Corporation, Note, 6.300% due 1/15/04........
1,443,750
                Associates Corporation N.A.:
  3,000,000     6.750% due 7/15/97...............................
3,033,750
  1,000,000     7.750% due 11/1/97...............................
1,032,500
  1,500,000     7.250% due 9/1/99................................
1,541,250
  2,000,000     Bank America Corporation, Subordinated Notes,
                  7.625% due 6/15/04.............................
2,085,000
  3,000,000     Cit Group Holdings, Inc., Medium Term Note,
                  7.000% due 9/30/97.............................
3,041,250
  2,000,000     Commercial Credit Group Inc., Senior Notes,
                  6.875% due 5/1/02..............................
2,015,000
  1,500,000     International Lease Finance Corporation, 5.625%
                  due 3/1/98.....................................
1,475,625
  1,850,000     Lincoln National Corporation, Subordinated Notes,
                  7.250% due 5/15/05.............................
1,880,063
  1,500,000     NBD Bank N.A., Subordinated Notes, 6.250% due
                  8/15/03........................................
1,443,750
  2,000,000     Toronto Dominion Bank, Subordinated Note, 6.500%
                  due 8/15/08....................................
1,902,500
  1,107,035     USAA Auto Loan Grantor, 5.000% due 11/15/99......
1,098,068
  2,500,000     Westdeutsche LB Bank, Debenture, 6.750% due
                  6/15/05........................................
2,500,000
                                                                      --------
----

26,575,006
                                                                      --------
----
UTILITY -- 1.9%
  2,000,000     Citizens Utilities Company, 7.600% due 6/1/06....
2,127,500
    400,000     Louisville Gas and Electric, 1st Mortgage, 5.625%
                  due 6/1/96.....................................
400,000
                                                                      --------
----

2,527,500
                                                                      --------
----
RETAIL -- 1.0%
  1,500,000     Wal Mart Stores Inc., 5.875% due 10/15/05........
1,415,625
                                                                      --------
----
AUTOMOTIVE -- 0.7%
  1,000,000     Ford Motor Credit Company, Notes, 5.625% due
                  1/15/99........................................
973,750
                                                                      --------
----
                TOTAL CORPORATE BONDS AND NOTES (Cost
                  $30,610,189)...................................
31,491,881
                                                                      --------
----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           LONG-TERM BOND INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                  VALUE
   VALUE                                                                (NOTE
1)
-----------                                                           --------
----
COMMERCIAL PAPER -- 0.1% (Cost $132,000)
$   132,000     Prudential Funding Capital Corporation, 5.820%
                  due 9/1/95.....................................     $
132,000
                                                                      --------
----

TOTAL INVESTMENTS (Cost $129,047,467*)............        97.0%
133,388,927
OTHER ASSETS AND LIABILITIES (NET)................         3.0
4,156,483
                                                       --------      ---------
---
NET ASSETS........................................       100.0%
$137,545,410
                                                       --------      ---------
---
                                                       --------      ---------
---

-------------------
* Aggregate cost for Federal tax purposes.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Long-Term Bond Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Commercial Paper and Net Other Assets
     and Liabilities                                                3.1%
    Corporate Bonds and Notes                                      22.9%
    Mortgage-Backed and Government
     Agency Securities                                             40.0%
    U.S. Treasury Obligations                                      34.0%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           MUNICIPAL BOND INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

   FACE                                                                 VALUE
  VALUE                                                               (NOTE 1)
----------                                                           ---------
--
MUNICIPAL BONDS AND NOTES -- 95.2%
ALABAMA -- 2.1%
$1,000,000     Birmingham, Alabama, Resource Recovery
                 Improvement Revenue, Public Improvement
                 Revenue, Series B,
                 5.625% due 4/1/18..............................     $
960,000
                                                                     ---------
--
ARIZONA -- 2.5%
 1,200,000     Salt River Project, Arizona, Agriculture
                 Improvement and Power District, Series B,
                 5.250% due 1/1/13..............................
1,135,500
                                                                     ---------
--
COLORADO -- 4.0%
 2,000,000     Colorado Springs, Colorado, Utilities Revenue
                 Bonds, Series A,
                 5.125% due 11/15/18............................
1,805,000
                                                                     ---------
--
CONNECTICUT -- 4.4%
 1,000,000     Connecticut State, Clean Water Fund, Sewer
                 Improvement Revenue,
                 5.750% due 12/1/13.............................
1,006,250
 1,000,000     Connecticut State, Special Tax Obligation, Series
                 A,
                 5.400% due 9/1/10..............................
988,750
                                                                     ---------
--

1,995,000
                                                                     ---------
--
FLORIDA -- 8.7%
 1,200,000     Florida State Board of Education, Series E,
                 5.700% due 6/1/14..............................
1,183,500
 2,000,000     Orlando, Florida, Utilities Commission, Water and
                 Electricity Revenue,
                 5.000% due 10/1/14.............................
1,802,500
 1,000,000     St. Petersburg, Florida, Public Utilities
                 Revenue, Water and Sewer Revenue,
                 5.600% due 10/1/15.............................
967,500
                                                                     ---------
--

3,953,500
                                                                     ---------
--
ILLINOIS -- 8.7%
 1,000,000     Du Page County, Illinois, Jail Revenue Refunding,
                 5.500% due 1/1/13..............................
965,000
 1,950,000     Illinois Regional Transportation Authority,
                 6.300% due 6/1/12..............................
2,008,500
 1,000,000     Illinois State, Public Improvement Revenue,
                 5.875% due 8/1/13..............................
991,250
                                                                     ---------
--

3,964,750
                                                                     ---------
--
INDIANA -- 2.4%
 1,200,000     Indiana State Office Commission, Health, Hospital
                 and Nursing Home Revenue, Series C,
                 5.250% due 7/1/15..............................
1,098,000
                                                                     ---------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           MUNICIPAL BOND INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                 VALUE
  VALUE                                                               (NOTE 1)
----------                                                           ---------
--
MUNICIPAL BONDS AND NOTES (CONTINUED)
IOWA -- 5.9%
$1,650,000     Cedar Rapids, Iowa, Revenue Bonds, Series A,
                 5.125%, due 6/1/13.............................     $
1,563,375
 1,100,000     Des Moines, Iowa, General Obligation Bonds,
                 Series A,
                 6.000%, due 6/1/12.............................
1,111,000
                                                                     ---------
--

2,674,375
                                                                     ---------
--
MARYLAND -- 3.0%
 1,500,000     Harford County, Maryland, Public Improvement
                 Revenue,
                 4.900% due 12/1/11.............................
1,380,000
                                                                     ---------
--
MASSACHUSETTS -- 2.2%
 1,000,000     Commonwealth of Massachusetts, Consolidated Loan,
                 6.000% due 6/1/13..............................
1,006,250
                                                                     ---------
--
MICHIGAN -- 10.3%
               Michigan Municipal Bond Authority, Sewer Revenue:
 1,000,000       5.000% due 11/1/09.............................
937,500
   750,000       Series A,
                 6.550% due 10/1/13.............................
796,875
 1,500,000     Michigan State Building Authority, Revenue Bonds,
                 Series I,
                 5.300% due 10/1/16.............................
1,389,375
 1,700,000     Michigan State Public Power Agency, Revenue
                 Bonds, Series A,
                 5.250% due 1/1/18..............................
1,536,375
                                                                     ---------
--

4,660,125
                                                                     ---------
--
NEBRASKA -- 3.1%
 1,500,000     Omaha, Nebraska, Power District Revenue, Series
                 D,
                 5.300% due 2/1/16..............................
1,387,500
                                                                     ---------
--
NEVADA -- 2.1%
 1,000,000     Washoe County, Nevada, Recreational Revenue,
                 Series A, (Reno Bowling),
                 5.700% due 7/1/17..............................
957,500
                                                                     ---------
--
NEW YORK -- 8.8%
 2,000,000     New York State Environmental Facilities
                 Corporation, Series D,
                 5.875% due 6/15/14.............................
1,987,500
 1,000,000     New York State, Local Government, Series A,
                 5.900% due 4/1/13..............................
998,750
 1,000,000     Onondaga County, New York, General Obligation
                 Bond,
                 5.850% due 5/1/14..............................
1,010,000
                                                                     ---------
--

3,996,250
                                                                     ---------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           MUNICIPAL BOND INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                 VALUE
  VALUE                                                               (NOTE 1)
----------                                                           ---------
--
MUNICIPAL BONDS AND NOTES (CONTINUED)
OKLAHOMA -- 2.2%
$1,000,000     Oklahoma State Municipal Power Authority, Revenue
                 Bonds,
                 5.150% due 1/1/14..............................     $
932,500
                                                                     ---------
--
TEXAS -- 13.9%
 1,500,000     Harris County, Texas, Municipal Utilities
                 District Revenue,
                 5.250% due 3/1/10..............................
1,453,125
 2,000,000     Houston, Texas, Public Improvement Revenue
                 Refunding,
                 5.000% due 3/1/12..............................
1,847,500
 1,000,000     San Antonio, Texas, Certificates of Obligation,
                 5.750% due 8/1/13..............................
992,500
   500,000     San Antonio, Texas, Water Revenue, Series B,
                 6.500% due 5/15/10.............................
527,500
 1,600,000     Texas State, Water Development Board Revenue,
                 5.250% due 7/15/15.............................
1,488,000
                                                                     ---------
--

6,308,625
                                                                     ---------
--
WASHINGTON -- 6.6%
 1,000,000     Snohomish County, Washington, Public Utilities
                 Revenue,
                 6.000% due 1/1/13..............................
1,011,250
 1,000,000     Tacoma, Washington, Water Revenue Refunding,
                 5.500% due 12/1/13.............................
1,002,500
 1,000,000     Washington State, Series B,
                 5.750% due 5/1/13..............................
996,250
                                                                     ---------
--

3,010,000
                                                                     ---------
--
WISCONSIN -- 4.3%
 1,000,000     Green Bay, Wisconsin, General Obligation Bonds,
                 Series B,
                 5.900% due 4/1/10..............................
1,016,250
 1,000,000     Wisconsin State, Clean Water Revenue, Series 1,
                 5.300% due 6/1/12..............................
950,000
                                                                     ---------
--

1,966,250
                                                                     ---------
--
               TOTAL MUNICIPAL BONDS AND NOTES
                 (Cost $44,137,384).............................
43,191,125
                                                                     ---------
--
SHORT-TERM MUNICIPAL BONDS AND NOTES -- 3.3%
ALASKA -- 0.2%
   100,000     Anchorage, Alaska, Higher Education Agency,
                 3.600% due 6/1/12+.............................
100,000
                                                                     ---------
--
DELAWARE -- 0.2%
   100,000     Wilmington, Delaware, Hospital Revenue Bond,
                 3.500% due 7/1/11+.............................
100,000
                                                                     ---------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                           MUNICIPAL BOND INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                 VALUE
  VALUE                                                               (NOTE 1)
----------                                                           ---------
--
SHORT-TERM MUNICIPAL BONDS AND NOTES (CONTINUED)
ILLINOIS -- 0.2%
$  100,000     Illinois Health Facilities Authority, Revenue
                 Bond,
                 3.600% due 11/1/15+............................     $
100,000
                                                                     ---------
--
INDIANA -- 0.2%
   100,000     Fort Wayne, Indiana, Hospital Revenue, (Parkview
                 Hospital),
                 3.850% due 1/1/16++............................
100,000
                                                                     ---------
--
LOUISIANA -- 0.9%
   400,000     West Feliciana Parish, Louisiana, Pollution
                 Control Revenue,
                 3.450% due 12/1/15+............................
400,000
                                                                     ---------
--
NORTH CAROLINA -- 0.7%
   300,000     North Carolina, Educational Revenue, (Bowman
                 School),
                 3.800% due 9/1/20+.............................
300,000
                                                                     ---------
--
TEXAS -- 0.7%
   300,000     Grapevine, Texas, Industrial Development
                 Corporation,
                 3.500% due 1/1/24+.............................
300,000
                                                                     ---------
--
WYOMING -- 0.2%
   100,000     Green River, Wyoming, Pollution Control,
                 3.550% due 6/1/99+.............................
100,000
                                                                     ---------
--
               TOTAL SHORT-TERM MUNICIPAL BONDS AND NOTES
                 (Cost $1,500,000)..............................
1,500,000
                                                                     ---------
--

TOTAL INVESTMENTS (Cost $45,637,384*).............        98.5 %
44,691,125
OTHER ASSETS AND LIABILITIES (NET)................         1.5
664,597
                                                       --------      ---------
--
NET ASSETS........................................       100.0%
$45,355,722
                                                       --------      ---------
--
                                                       --------      ---------
--

-------------------
 * Aggregate cost for Federal tax purposes.
 + Variable rate daily demand notes are payable upon not more than one business day's notice.
++ Variable rate demand notes are payable upon not more than one week's notice.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Municipal Bond Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Connecticut                                                     4.4%
    Wisconsin                                                       4.3%
    Iowa                                                            5.9%
    Washington                                                      6.6%
    Florida                                                         8.7%
    New York                                                        8.8%
    Illinois                                                        8.9%
    Michigan                                                       10.3%
    Texas                                                          14.6%
    Other States and Net Other Assets and Liabilities              27.5%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                          MORTGAGE BACKED INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
MORTGAGE-BACKED SECURITIES -- 97.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) 75 POOLS -- 36.2%
$ 2,304,600       5.500% due 10/1/97 - 7/1/98.....................     $
2,258,508
  1,772,981       6.500% due 7/1/23...............................
1,705,927
    806,707       7.000% due 11/1/22..............................
795,357
  4,502,765       7.500% due 12/1/12 - 8/1/23.....................
4,487,882
  6,332,860       8.000% due 5/1/06 - 2/1/22......................
6,469,433
  7,725,273       8.500% due 12/1/06 - 2/1/18.....................
7,953,009
  1,976,232       9.000% due 12/1/04 - 7/1/11.....................
2,053,954
  1,674,901       9.500% due 10/1/08 - 8/1/16.....................
1,753,897
    595,592       10.000% due 4/1/09 - 10/1/09....................
642,677
    342,803       10.250% due 11/1/03 - 6/1/16....................
371,726
    811,050       11.000% due 4/1/00 - 10/1/00....................
860,216
    108,502       11.500% due 10/1/15.............................
120,200
    562,443     Collateralized Mortgage Obligation, Multiclass
                  Mortgage,
                  7.000% due 11/15/19.............................
565,167
                Commitments to Purchase:
  1,000,000       7.000% due 8/15/25..............................
985,930
  7,000,000       7.000% due 8/15/25..............................
6,901,510
                                                                       -------
-----

37,925,393
                                                                       -------
-----
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) 61 POOLS -- 41.7%
  3,638,380       5.500% due 11/1/08..............................
3,455,296
  5,253,626       6.000% due 9/1/08 - 12/1/23.....................
4,985,692
  7,252,134       6.500% due 3/1/09 - 8/1/23......................
7,045,530
  4,316,985       7.000% due 1/1/24...............................
4,245,452
  8,303,369       7.500% due 12/1/06 - 9/1/23.....................
8,358,471
  6,275,905       8.000% due 9/1/02 - 12/1/22.....................
6,413,736
  2,279,575       8.500% due 6/1/06 - 6/1/17......................
2,356,881
  4,506,080       9.000% due 9/1/97 - 3/1/18......................
4,711,080
  1,120,062       9.500% due 4/1/01 - 11/1/21.....................
1,178,972
    142,178       10.000% due 1/1/21..............................
155,018
    454,955       10.750% due 10/1/12.............................
502,298
    247,341       12.500% due 6/1/15..............................
279,881
                                                                       -------
-----

43,688,307
                                                                       -------
-----
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 29 POOLS -- 19.3%
                GNMA -- I - 5.7%
  1,684,878       7.000% due 4/15/23 - 8/15/23....................
1,659,604
  1,227,186       8.000% due 1/15/14 - 9/15/22....................
1,259,780
    449,149       8.500% due 5/15/17..............................
467,254
    812,796       9.000% due 10/15/16 - 10/15/21..................
854,453

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                          MORTGAGE BACKED INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
VALUE
   VALUE                                                                 (NOTE
1)
-----------                                                            -------
-----
MORTGAGE-BACKED SECURITIES (CONTINUED)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) 29 POOLS (CONTINUED)
                GNMA -- I (CONTINUED)
$ 1,324,809       9.500% due 12/15/16 - 6/15/20...................     $
1,407,186
    310,844       11.000% due 7/15/10 - 9/15/10...................
346,203
                                                                       -------
-----

5,994,480
                                                                       -------
-----
                GNMA -- II - 13.6%
  9,025,913       6.500% due 12/20/23 - 5/20/24...................
8,594,294
  1,399,393       7.000% due 11/20/16.............................
1,367,907
  2,384,674       8.500% due 6/20/16 - 1/20/17....................
2,459,933
  1,739,424       9.000% due 4/20/17 - 11/20/21...................
1,811,176
                                                                       -------
-----

14,233,310
                                                                       -------
-----
                TOTAL MORTGAGE-BACKED SECURITIES (Cost
                  $102,856,506)...................................
101,841,490
                                                                       -------
-----
REPURCHASE AGREEMENT -- 2.7% (Cost $2,839,000)
  2,839,000     Agreement with Union Bank of Switzerland, 5.750%
                  dated 8/31/95, to be repurchased at $2,839,453
                  on 9/1/95 collateralized by $3,020,000 U.S.
                  Treasury Note, 5.540% due 5/30/96...............
2,839,000
                                                                       -------
-----

TOTAL INVESTMENTS (Cost $105,695,506*).............        99.9%
104,680,490
OTHER ASSETS AND LIABILITIES (NET).................         0.1
108,879
                                                        --------      --------
----
NET ASSETS.........................................       100.0%
$104,789,369
                                                        --------      --------
----
                                                        --------      --------
----

-------------------
* Aggregate cost for Federal tax purposes.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Mortgaged Backed Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    GNMA                                                           19.3%
    FHLMC                                                          36.2%
    FNMA                                                           41.7%
    Repurchase Agreement and Net Other
     Assets and Liabilities                                         2.8%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                              BALANCED INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS -- 72.4%
CONSUMER PRODUCTS -- 15.2%
     22,700     American Greetings Corporation, Class A........     $
698,025
     15,000     Brunswick Corporation..........................
301,875
      9,400     Eastman Kodak Company..........................
541,675
      8,500     PepsiCo Inc....................................
384,625
      8,900     Philip Morris Companies, Inc...................
664,163
      9,100     Pitney Bowes Inc...............................
369,687
      9,500     Proctor & Gamble Company.......................
659,063
     17,660     RJR Nabisco Holdings Corporation...............
503,310
      4,000     Xerox Corporation..............................
483,000
                                                                    ----------
--

4,605,423
                                                                    ----------
--
OIL & GAS -- 9.1%
      7,011     Elf Aquitaine, Sponsored ADR...................
256,778
     15,800     Repsol S.A., Sponsored ADR.....................
499,675
      2,200     Royal Dutch Petroleum Company..................
262,350
      6,400     Shell Transportation and Trading, ADR..........
444,000
     13,500     Tenneco Inc....................................
654,750
     30,700     USX-Marathon Group.............................
633,188
                                                                    ----------
--

2,750,741
                                                                    ----------
--
FINANCIAL SERVICES -- 8.6%
     18,100     Ahmanson H F & Company.........................
429,875
     11,000     American General Corporation...................
387,750
      9,800     Bank of New York Inc...........................
426,300
     11,900     CoreStates Financial Corporation...............
440,300
     11,700     Pinnacle West Capital Corporation..............
291,037
      9,000     Providian Corporation..........................
345,375
      9,000     Shawmut National Corporation...................
291,375
                                                                    ----------
--

2,612,012
                                                                    ----------
--
RETAIL -- 5.6%
     27,000     American Stores Company........................
793,125
     10,900     May Department Stores Company..................
461,887
      8,175     V F Corporation................................
447,581
                                                                    ----------
--

1,702,593
                                                                    ----------
--
CONSUMER SERVICES -- 4.6%
     14,500     Browning Ferris Industries Inc.................
487,563
     17,300     Foster Wheeler Corporation.....................
637,938
     11,000     Ryder Systems Inc..............................
266,750
                                                                    ----------
--

1,392,251
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                              BALANCED INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE -- 4.5%
     14,000     Ciba Geigy AG, Sponsored ADR...................     $
495,040
      7,800     SmithKline Beecham PLC, ADR....................
349,050
     12,300     Upjohn Company.................................
521,213
                                                                    ----------
--

1,365,303
                                                                    ----------
--
CAPITAL GOODS -- 4.4%
      4,900     International Business Machines Corporation....
506,538
     14,900     Minnesota Mining & Manufacturing Company.......
813,912
                                                                    ----------
--

1,320,450
                                                                    ----------
--
ELECTRONICS -- 3.3%
      6,100     Loral Corporation..............................
333,975
     14,900     Philips Electronics, N.V.......................
670,500
                                                                    ----------
--

1,004,475
                                                                    ----------
--
CONSUMER DURABLES -- 3.3%
     16,400     Goodyear Tire & Rubber Company.................
656,000
     12,000     Masco Corporation..............................
336,000
                                                                    ----------
--

992,000
                                                                    ----------
--
BASIC INDUSTRIES -- 2.7%
     10,000     International Paper Company....................
818,750
                                                                    ----------
--
TRANSPORTATION -- 2.5%
      5,000     Burlington Northern Inc........................
346,250
      6,500     Union Pacific Corporation......................
425,750
                                                                    ----------
--

772,000
                                                                    ----------
--
COMMUNICATIONS -- 2.1%
     11,100     American Telephone & Telegraph Corporation.....
627,150
                                                                    ----------
--
INSURANCE -- 2.0%
      6,600     Aon Corporation................................
257,400
      3,700     Chubb Corporation..............................
337,625
                                                                    ----------
--

595,025
                                                                    ----------
--
PUBLISHING -- 1.9%
     10,700     Gannett Inc....................................
572,450
                                                                    ----------
--
AEROSPACE -- 1.5%
      5,800     Raytheon Company...............................
469,075
                                                                    ----------
--
CHEMICAL -- 1.1%
      3,600     Monsanto Company...............................
341,550
                                                                    ----------
--
                TOTAL COMMON STOCK (Cost $20,295,306)..........
21,941,248
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                              BALANCED INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                VALUE
   VALUE                                                              (NOTE 1)
-----------                                                         ----------
--
U.S. TREASURY NOTES -- 12.5%
                U.S. Treasury Notes:
$   425,000       5.500% due 4/30/96...........................     $
424,520
    300,000       6.250% due 8/31/96...........................
301,578
    300,000       6.500% due 9/30/96...........................
302,520
    600,000       6.500% due 8/15/97...........................
607,524
    200,000       7.125% due 10/15/98..........................
206,758
    400,000       6.375% due 1/15/99...........................
404,600
    300,000       7.000% due 4/15/99...........................
309,606
    100,000       6.375% due 7/15/99...........................
101,303
    350,000       6.375% due 1/15/00...........................
354,277
    785,000       5.750% due 8/15/03...........................
759,228
                                                                    ----------
--
                TOTAL U.S. TREASURY NOTES (Cost $3,760,425)....
3,771,914
                                                                    ----------
--
U.S. GOVERNMENT AGENCY SECURITIES -- 9.1%
                Federal Home Loan Banks, Consolidation Bonds:
    250,000       6.700% due 4/28/98...........................
248,945
    100,000       5.250% due 5/26/98...........................
98,049
    100,000       5.010% due 7/29/98...........................
97,256
                Federal Home Loan Mortgage Corporation:
    100,000     Corporate Debenture,
                  5.900% due 4/21/00...........................
97,737
    290,867     Group #E6-0341,
                  7.500% due 4/1/10............................
296,501
    300,000     Multiclass Mortgage PC,
                  7.000% due 8/15/06...........................
298,617
    350,000     Multiclass Mortgage PC,
                  7.500% due 7/15/22...........................
360,472
     50,000     Federal National Mortgage Association,
                  Debenture,
                  5.300% due 3/11/98...........................
48,960
                Government National Mortgage Association:
    937,737       9.000% due 6/15/20...........................
985,796
    199,757       9.000% due 6/15/25...........................
209,994
                                                                    ----------
--
                TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                  (Cost $2,730,979)............................
2,742,327
                                                                    ----------
--
CORPORATE BONDS AND NOTES -- 4.7%
    100,000     Associates Corporation North America, Note,
                  5.250% due 9/1/98............................
97,250
    100,000     Dean Witter Discover & Company, Note,
                  6.000% due 3/1/98............................
99,375
    100,000     Florida Power & Light Company, First Mortgage,
                  5.375% due 4/1/00............................
96,375

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                              BALANCED INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                VALUE
   VALUE                                                              (NOTE 1)
-----------                                                         ----------
--
CORPORATE BONDS AND NOTES (CONTINUED)
                Ford Motor Credit Company, Notes:
$   150,000       5.625% due 12/15/98..........................     $
146,250
    200,000       7.250% due 5/15/99...........................
204,500
    100,000     NationsBank Corporation, Sr. Note,
                  5.375% due 4/15/00...........................
95,625
    100,000     Norwest Corporation, Bond,
                  5.750% due 3/15/98...........................
98,875
    200,000     Ontario Province, CDA,
                  5.700% due 10/1/97...........................
199,000
    100,000     Philip Morris Companies, Inc., Note,
                  7.375% due 2/15/99...........................
102,500
    200,000     Salomon Brothers, Series C, Medium Term Note,
                  6.750% due 2/15/00...........................
193,500
    100,000     Wal Mart Stores Inc., Sr. Note,
                  5.500% due 3/1/98............................
98,250
                                                                    ----------
--
                TOTAL CORPORATE BONDS AND NOTES (Cost
                  $1,467,209)..................................
1,431,500
                                                                    ----------
--

TOTAL INVESTMENTS (Cost $28,253,919*)............      98.7%
29,886,989
OTHER ASSETS AND LIABILITIES (NET)...............       1.3
381,417
                                                      -------      -----------
-
NET ASSETS.......................................     100.0%       $
30,268,406
                                                      -------      -----------
-
                                                      -------      -----------
-

-------------------
* Aggregate cost for Federal tax purposes.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Balanced Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Corporate Bonds and Notes                                       4.7%
    U.S. Government Agency Securities                               9.1%
    U.S. Treasury Notes                                            12.5%
    Other Common Stocks                                            20.4%
    Capital Goods                                                   4.4%
    Health Care                                                     4.5%
    Consumer Services                                               4.6%
    Retail                                                          5.6%
    Financial Services                                              8.6%
    Oil & Gas                                                       9.1%
    Consumer Products                                              15.2%
    Net Other Assets and Liabilities                                1.3%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS -- 98.0%
FINANCIAL SERVICES -- 15.9%
   94,000     American General Corporation.....................     $
3,313,500
   52,500     AmSouth Bancorp..................................
1,962,187
  157,400     Banc One Corporation.............................
5,292,574
   12,900     Bank of Boston Corporation.......................
567,600
   76,000     Bank of New York, Inc............................
3,306,000
  105,600     BankAmerica Corporation..........................
5,966,400
   81,800     Bankers Trust New York Corporation...............
5,633,975
   42,400     BanPonce Corporation, New........................
1,574,100
   28,400     Barnett Banks, Inc...............................
1,622,350
    7,300     BayBanks, Inc....................................
585,825
  111,104     Bear Stearns Companies, Inc......................
2,291,520
   32,700     Beneficial Corporation...........................
1,606,387
   61,700     Boatmen's Bancshares, Inc........................
2,282,900
   61,600     Central Fidelity Banks, Inc......................
2,017,400
   37,800     Chase Manhattan Corporation......................
2,173,500
   73,400     Chemical Banking Corporation.....................
4,275,550
  117,400     Citicorp.........................................
7,792,425
   40,400     Comerica, Inc....................................
1,439,250
   63,000     Compass Bancshares, Inc..........................
1,890,000
   75,900     Countrywide Credit Industries, Inc...............
1,669,800
   35,500     Crestar Financial Corporation....................
2,001,312
   44,300     First American Bank Corporation..................
1,960,275
   37,000     First Bank System, Inc...........................
1,688,125
   25,633     First Chicago Corporation........................
1,624,490
   92,300     First Commercial Corporation.....................
2,976,675
   45,800     First Fidelity Bancorporation, New...............
2,994,175
   24,200     First Interstate Bancorp.........................
2,311,100
   63,100     First Security Corporation.......................
1,987,650
   44,800     First Tennessee National Corporation.............
2,374,400
   55,900     First Union Corporation..........................
2,801,987
   29,900     First Virginia Banks, Inc........................
1,229,637
   55,400     Firstar Corporation..............................
2,056,725
  135,300     Fleet Financial Group, Inc., New.................
5,006,100
   32,700     Golden West Financial Corporation................
1,561,425
  145,267     Huntington Bancshares, Inc.......................
3,195,873
   39,700     Integra Financial Corporation....................
2,228,162
   26,500     Kansas City Southern Industries, Inc.............
1,166,000
   80,200     KeyCorp, New.....................................
2,486,200
   80,700     Marshall & Ilsley Corporation....................
2,037,675
   78,200     Mellon Bank Corporation..........................
3,704,725
   66,600     Mercantile Bancorporation, Inc...................
3,013,650

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
   42,800     Meridian Bancorp, Inc............................     $
1,717,350
   88,800     Merrill Lynch & Company, Inc.....................
5,117,100
   45,300     Morgan (J.P.) & Company, Inc.....................
3,301,237
   14,100     Morgan Stanley Group, Inc........................
1,224,937
   60,500     National City Corporation........................
1,799,875
   94,000     NationsBank Corporation..........................
5,769,250
   39,100     NBD Bancorp Inc..................................
1,397,825
   22,800     New Plan Realty Trust SBI........................
507,300
  159,100     Norwest Corporation..............................
4,792,887
   42,735     Old Kent Financial Corporation...................
1,629,272
   17,235     Old National Bancorp.............................
590,299
   47,600     Paine Webber Group, Inc..........................
916,300
  100,000     PNC Bank Corporation.............................
2,625,000
   48,600     Regions Financial Corporation....................
1,956,150
   22,700     Republic New York Corporation....................
1,276,875
   67,500     Salomon, Inc.....................................
2,590,312
   67,000     SCEcorp..........................................
1,113,875
   24,800     Shawmut National Corporation.....................
802,900
  116,200     Signet Banking Corporation.......................
3,035,725
   80,300     SouthTrust Corporation...........................
2,077,762
   46,900     Standard Federal Bank, Troy, Michigan............
1,829,100
   27,500     Star Banc Corporation............................
1,457,500
   67,400     SunTrust Banks, Inc..............................
4,136,675
   85,200     U S Bancorp......................................
2,438,850
   52,000     Wachovia Corporation, New........................
2,067,000
   50,800     Washington Federal Savings Inc...................
1,181,100
   25,800     Wells Fargo & Company............................
4,808,475
                                                                    ----------
----

169,830,535
                                                                    ----------
----
UTILITIES -- 12.6%
   47,900     Allegheny Power System, Inc.+....................
1,167,561
   62,200     American Electric Power, Inc.....................
2,122,575
  144,100     Ameritech Corporation, New.......................
7,385,125
   41,300     Atlanta Gas & Light Company......................
1,522,937
   22,500     Atlantic Energy, Inc.............................
427,500
   44,200     Baltimore Gas & Electric Company.................
1,160,250
  112,500     Boston Edison Company............................
2,882,811
   78,100     Brooklyn Union Gas Company.......................
1,962,261
   85,100     Carolina Power & Light Company...................
2,606,186
  147,057     Cinergy Corporation..............................
3,768,335
   36,000     CIPSCO, Inc......................................
1,183,500
   62,200     Comsat Corporation, Series 1.....................
1,446,150

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
   52,600     Consolidated Edison Company, New York Inc........     $
1,485,950
   20,900     Consolidated Natural Gas Company.................
807,262
   28,700     Delmarva Power & Light Company...................
624,225
  107,600     Detroit Edison Company...........................
3,295,250
   63,400     Dominion Resources, Inc..........................
2,290,325
  155,500     DPL Inc..........................................
3,459,875
  109,950     DQE Inc..........................................
2,625,055
  112,700     Duke Power Company...............................
4,578,437
  284,800     Entergy Corporation, New.........................
6,835,200
   77,300     Equitable Iowa Companies, New....................
2,879,425
   15,900     Equitable Resources, Inc.........................
443,212
   41,800     Florida Progress Corporation.....................
1,269,675
  151,700     FPL Group, Inc...................................
5,897,338
  219,300     General Public Utilities Corporation.............
6,277,463
  118,500     Houston Industries, Inc..........................
5,021,437
   32,800     IPALCO Enterprises, Inc..........................
1,135,700
   71,400     Kansas City Power & Light Company................
1,597,575
   45,900     KU Energy Corporation............................
1,250,775
   75,500     LG&E Energy Corporation..........................
2,925,625
   30,200     Montana Power Company............................
664,400
   31,200     National Fuel Gas Company........................
877,500
   45,400     New England Electric System......................
1,589,000
   23,100     New York State Electric & Gas Corporation........
557,287
   41,100     Niagara Mohawk Power Corporation.................
493,200
   66,800     NICOR, Inc.......................................
1,711,750
   84,300     NIPSCO Industries, Inc...........................
2,760,825
   37,900     Northeast Utilities..............................
866,962
   21,100     Northern States Power Company, Minnesota.........
899,387
   18,100     Ohio Edison Company..............................
391,412
   18,000     Oklahoma Gas & Electric Company..................
636,750
  137,300     Pacific Gas & Electric Company...................
3,947,375
   64,700     PacifiCorp.......................................
1,172,687
   42,000     PP&L Resources, Inc..............................
918,750
   56,300     Peoples Energy Corporation.......................
1,534,175
  138,300     Pinnacle West Capital Corporation................
3,440,212
   41,500     Public Service Company Colorado..................
1,343,562
   60,600     Public Service Enterprise Group..................
1,666,500
   42,200     Puget Sound Power & Light Company................
912,575
   91,300     Questar Corporation..............................
2,784,650
   18,800     Rochester Gas & Electric Corporation.............
418,300
   26,100     San Diego Gas & Electric Company.................
567,675

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
   97,400     SCANA Corporation................................     $
2,264,550
  310,300     Southern Company.................................
6,555,088
   15,200     Southwestern Public Service Company..............
456,000
   84,800     Texas Utilities Company..........................
2,946,800
   91,400     Unicom Corporation...............................
2,570,626
   47,100     Union Electric Company...........................
1,677,937
   64,800     UtiliCorp United, Inc............................
1,757,700
   54,800     Washington Gas & Light Company...................
1,048,050
   28,800     Washington Water Power Company...................
446,400
   33,500     Western Resources, Inc...........................
1,013,375
   62,200     Wisconsin Energy Corporation.....................
1,671,625
   13,400     WPS Resources Corporation........................
386,925
                                                                    ----------
----

135,285,005
                                                                    ----------
----
ENERGY -- 12.4%
   59,500     Amerada Hess Corporation.........................
2,818,812
  170,600     Amoco Corporation................................
10,875,750
   19,700     Ashland Oil Inc..................................
645,175
  109,600     Atlantic Richfield Company.......................
11,960,101
   40,500     Cabot Corporation................................
1,949,063
  332,600     Chevron Corporation..............................
16,089,525
   63,600     Coastal Corporation..............................
2,082,900
  397,400     Exxon Corporation................................
27,321,250
   33,800     Georgia Gulf Corporation.........................
1,119,625
   77,700     Halliburton Company..............................
3,292,538
   45,500     Kerr McGee Corporation...........................
2,502,500
  152,066     MCN Corporation..................................
2,832,229
  131,300     Mobil Corporation................................
12,506,325
   22,800     Murphy Oil Corporation...........................
923,400
   91,800     Occidental Petroleum Corporation.................
1,996,650
  223,400     Panhandle Eastern Corporation....................
5,585,000
  102,900     Peco Energy Company..............................
2,739,713
    7,300     Pennzoil Company.................................
321,200
   66,600     Schlumberger Ltd.................................
4,295,700
  112,400     Sonat, Inc.......................................
3,568,700
   19,300     Sun, Inc.........................................
513,863
   82,000     Texaco Inc.......................................
5,309,500
  263,100     TransCanada Pipeline Ltd.........................
3,584,738
  198,400     USX-Marathon Group...............................
4,092,001
   89,800     Williams Companies, Inc..........................
3,288,925
                                                                    ----------
----

132,215,183
                                                                    ----------
----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
CAPITAL GOODS -- 8.2%
   37,300     Armstrong World Industries, Inc..................     $
2,140,088
   29,400     Avnet, Inc.......................................
1,514,100
  185,900     Boeing Company...................................
11,851,125
   58,100     CBI Industries, Inc..............................
1,423,450
   62,100     Cooper Industries, Inc...........................
2,359,800
    9,300     Crane Company....................................
334,800
   99,100     Dana Corporation.................................
2,960,613
   41,400     Deere & Company..................................
3,539,700
   65,900     Eaton Corporation................................
3,566,838
   24,500     Echlin, Inc......................................
845,250
   67,900     General Dynamics Corporation.....................
3,573,238
   67,000     Ingersoll Rand Company...........................
2,537,625
   22,300     Johnson Controls, Inc............................
1,357,513
  101,703     Lockheed Corporation.............................
6,191,170
   67,100     McDonnell Douglas Corporation....................
5,384,775
   62,300     Northrop Grumman Corporation.....................
3,792,513
   21,100     PACCAR, Inc......................................
1,044,450
   79,500     Parker Hannifin Corporation......................
3,150,188
   65,200     Raytheon Company.................................
5,273,050
   69,300     Rockwell International Corporation...............
3,101,175
   40,200     Sundstrand Corporation...........................
2,738,625
   61,900     Textron, Inc.....................................
4,240,150
   45,100     TRW, Inc.........................................
3,512,163
  132,400     United Technologies Corporation..................
11,038,851
   12,800     Vulcan Materials Company.........................
673,600
                                                                    ----------
----

88,144,850
                                                                    ----------
----
TELECOMMUNICATIONS -- 8.1%
  225,300     AT & T Corporation...............................
12,729,450
  145,600     Bell Atlantic Corporation........................
8,699,600
  124,200     BellSouth Corporation............................
8,538,750
  310,000     GTE Corporation..................................
11,353,750
  232,900     MCI Communications Corporation...................
5,604,157
  283,500     NYNEX Corporation................................
12,757,500
  124,800     Pacific Telesis Group............................
3,541,200
  180,000     SBC Communications, Inc..........................
9,112,500
  245,500     Sprint Corporation...............................
8,715,250
  127,000     U S West Inc.....................................
5,524,500
                                                                    ----------
----

86,576,657
                                                                    ----------
----
BASIC INDUSTRIES -- 5.7%
   57,700     Air Products & Chemicals, Inc....................
3,094,163

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
BASIC INDUSTRIES (CONTINUED)
  124,870     Aluminum Company of America......................     $
7,133,199
   46,200     Cyprus Amax Minerals Company.....................
1,293,600
  130,000     Dow Chemical Company.............................
9,620,000
  155,400     Du Pont (E.I.) de Nemours & Company..............
10,159,275
   56,300     Georgia Pacific Corporation......................
5,067,000
   25,400     Grace (W.R.) & Company...........................
1,692,275
  139,670     Mark IV Industries, Inc..........................
3,107,658
   60,200     Phelps Dodge Corporation.........................
3,815,175
  104,100     Rhone Poulenc S.A., ADR..........................
2,160,075
   57,900     Rohm & Haas Company..............................
3,459,525
    5,000     Service Corporation International................
175,000
   96,500     Terra Industries, Inc............................
1,290,688
  121,100     Union Carbide Corporation........................
4,299,050
   56,500     Weyerhaeuser Company.............................
2,599,000
   43,700     Witco Corporation................................
1,453,025
                                                                    ----------
----

60,418,708
                                                                    ----------
----
INSURANCE -- 5.1%
   58,500     Aetna Life & Casulty Company.....................
3,992,625
    5,518     Alleghany Corporation............................
933,922
   78,705     Allstate Corporation.............................
2,666,132
   55,550     Aon Corporation..................................
2,166,450
   87,100     Chubb Corporation................................
7,947,875
   26,900     CIGNA Corporation................................
2,602,575
   52,960     Cincinnati Financial Corporation.................
2,753,920
   34,700     Conseco, Inc.....................................
1,743,675
   44,100     Jefferson Pilot Corporation......................
2,772,788
   17,100     Leucadia National Corporation....................
910,575
   32,100     Lincoln National Corporation.....................
1,380,300
   46,400     MBIA Inc.........................................
3,155,200
   37,300     Mercury General Corporation, New.................
1,408,075
   39,000     Old Republic International Corporation...........
1,077,375
  125,050     Providian Corporation............................
4,798,794
   30,300     SAFECO Corporation...............................
1,958,138
   83,400     St Paul Companies, Inc...........................
4,524,450
   38,200     Transamerica Corporation.........................
2,597,600
   77,400     UNUM Corporation.................................
3,715,200
   55,700     Washington Mutual, Inc...........................
1,441,238
                                                                    ----------
----

54,546,907
                                                                    ----------
----
HEALTH CARE -- 4.7%
   40,500     American Home Products Corporation...............
3,118,500

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
  234,400     Baxter International, Inc........................     $
9,141,600
   26,900     Becton Dickinson & Company.......................
1,516,488
  156,600     Bristol Myers Squibb.............................
10,746,675
   39,100     FHP International Corporation+...................
967,725
   72,000     Lilly (Eli) & Company............................
5,895,000
   31,400     McKesson Corporation.............................
1,365,900
   89,200     Meditrust, SBI...................................
2,932,450
  144,600     Tenet Healthcare Corporation+....................
2,295,525
   31,700     United Healthcare Corporation....................
1,339,325
   79,100     U.S. HealthCare Inc..............................
2,531,200
   86,000     Warner-Lambert Company...........................
7,772,250
                                                                    ----------
----

49,622,638
                                                                    ----------
----
CONSUMER PRODUCTS -- 4.5%
   56,900     American Brands, Inc.............................
2,389,800
  107,800     American Greetings Corporation, Class A..........
3,314,850
   39,300     Anheuser Busch Companies, Inc....................
2,245,013
  387,941     Archer Daniels Midland Company...................
6,449,517
   44,100     Black & Decker Corporation.......................
1,427,737
   15,600     Bob Evans Farms, Inc.............................
278,850
   41,700     Briggs & Stratton Corporation....................
1,579,387
   20,000     Brown Forman Corporation, Class B................
740,000
   65,400     Brunswick Corporation............................
1,316,175
   20,000     Campbell Soup Company............................
915,000
   40,000     ConAgra, Inc.....................................
1,515,000
    7,550     Crown Vantage, Inc.+.............................
183,087
   48,600     Dean Foods Company...............................
1,287,900
   53,700     Eastman Kodak Company............................
3,094,462
   12,900     Fruit of the Loom, Inc., Class A+................
303,150
   63,900     Genuine Parts Company............................
2,516,062
   42,700     Hasbro, Inc......................................
1,382,412
   41,900     Hershey Foods Corporation........................
2,508,762
   78,100     IBP, Inc.........................................
3,846,425
    4,800     Kellogg Company..................................
324,000
   56,400     Liz Claiborne, Inc...............................
1,283,100
  195,480     RJR Nabisco Holdings Corporation.................
5,571,180
   48,100     Union Planters Corporation.......................
1,424,962
   56,000     Universal Foods Corporation......................
1,778,000
   25,000     Wendy's International, Inc.......................
490,625
                                                                    ----------
----

48,165,456
                                                                    ----------
----

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
CONSUMER DURABLES -- 4.2%
   35,197     Chrysler Corporation.............................     $
1,896,238
   34,600     Cummins Engine, Inc..............................
1,358,050
  412,200     Ford Motor Company...............................
12,623,625
  264,900     General Motors Corporation.......................
12,450,300
   62,200     General Motors Corporation, Class H..............
2,480,225
  190,400     Goodyear Tire & Rubber Company...................
7,616,000
  130,500     Masco Corporation................................
3,654,000
   12,300     Snap On, Inc.....................................
504,300
   47,900     Whirlpool Corporation............................
2,610,550
                                                                    ----------
----

45,193,288
                                                                    ----------
----
RETAIL -- 4.1%
  223,400     American Stores Company, New.....................
6,562,375
   44,300     Dayton Hudson Corporation........................
3,239,438
   74,900     Dillard Dept Stores, Inc., Class A...............
2,312,538
   28,900     Giant Food, Inc., Class A........................
899,513
   27,400     Heilig Meyers Company............................
602,800
  358,300     K Mart Corporation...............................
4,881,838
  306,800     Limited Inc......................................
5,675,800
   49,400     May Department Stores Company....................
2,093,325
   17,900     Nordstrom, Inc...................................
738,375
   98,700     Penney (J.C.), Inc...............................
4,466,175
  143,700     Price/Costco, Inc.+..............................
2,424,938
   37,100     Reebok International, Ltd........................
1,317,050
  134,900     Sears Roebuck & Company..........................
4,367,388
   28,900     Spiegel Inc., Class A, Non-Voting................
343,188
   37,900     Supervalu Inc....................................
1,122,788
   45,000     Tandy Corporation................................
2,795,625
    5,900     VF Corporation...................................
323,025
                                                                    ----------
----

44,166,179
                                                                    ----------
----
TECHNOLOGY -- 3.9%
   37,700     Advanced Micro Devices, Inc......................
1,272,375
    9,000     Arrow Electronics, Inc.+.........................
488,250
   47,800     Frontier Corporation.............................
1,332,425
  173,500     International Business Machines Corporation......
17,935,563
   37,100     Litton Industries, Inc.+.........................
1,437,625
   80,800     Loral Corporation................................
4,423,800
   45,200     National Semiconductor Corporation+..............
1,276,900
   59,100     Pitney Bowes, Inc................................
2,400,938
   77,200     Seagate Technology+..............................
3,416,100
   91,600     Storage Technology Corporation+..................
2,507,550

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
   28,300     Tektronix, Inc...................................     $
1,291,188
   98,200     Unisys Corporation+..............................
785,600
   27,600     Xerox Corporation................................
3,332,700
                                                                    ----------
----

41,901,014
                                                                    ----------
----
PAPER & PAPER PRODUCTS -- 2.9%
   54,200     Bowater, Inc.....................................
2,588,050
   33,400     Consolidated Papers, Inc.........................
2,020,700
   48,300     Federal Paper Board, Inc.........................
1,913,888
   95,500     International Paper Company......................
7,819,063
   75,500     James River Corporation..........................
2,623,625
   61,033     Mead Corporation.................................
3,745,900
   38,700     Scott Paper Company..............................
1,794,713
   51,700     Temple Inland, Inc...............................
2,675,475
   19,500     Union Camp Corporation...........................
1,109,063
   13,900     Westvaco Corporation.............................
613,338
   60,700     Willamette Industries, Inc.......................
4,173,125
                                                                    ----------
----

31,076,940
                                                                    ----------
----
DIVERSIFIED -- 1.8%
   29,100     AFLAC, Inc.......................................
1,189,462
   41,900     General Electric Company.........................
2,466,863
  209,200     Hanson Plc, ADR..................................
3,582,550
   41,900     Honeywell, Inc...................................
1,833,125
   48,600     ITT Corporation..................................
5,813,776
   96,400     Tenneco, Inc.....................................
4,675,400
                                                                    ----------
----

19,561,176
                                                                    ----------
----
TRANSPORTATION -- 1.8%
   77,000     Conrail, Inc.....................................
5,178,250
   56,500     Consolidated Freightways, Inc....................
1,461,938
   55,600     CSX Corporation..................................
4,587,000
   38,800     Norfolk Southern Corporation.....................
2,745,100
   37,100     Roadway Services, Inc............................
2,040,500
   74,200     Southwest Airlines Company.......................
1,919,925
   29,600     XTRA Corporation.................................
1,309,800
                                                                    ----------
----

19,242,513
                                                                    ----------
----
CONSUMER SERVICES -- 0.9%
   91,500     Beverly Enterprises, Inc.+.......................
1,212,375
   42,600     Donnelley (R.R.) & Sons Company..................
1,618,800
   80,300     Dun & Bradstreet Corporation.....................
4,647,363
   22,000     Hillhaven Corporation+...........................
613,250

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                        VALUE
 SHARES                                                                (NOTE
1)
---------                                                           ----------
----
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
   38,400     Host Marriott Corporation+.......................     $
441,600
   22,600     National Services Industries, Inc................
655,400
   52,100     Spelling Entertainment Group, Inc.+..............
683,813
                                                                    ----------
----

9,872,601
                                                                    ----------
----
POLLUTION CONTROL -- 0.4%
  151,200     WMX Technologies, Inc............................
4,441,500
                                                                    ----------
----
PUBLISHING -- 0.4%
   20,300     Knight Ridder, Inc...............................
1,141,875
   94,500     New York Times Company, Class A..................
2,350,687
   27,028     Times Mirror Company, Class A....................
827,732
                                                                    ----------
----

4,320,294
                                                                    ----------
----
OTHER -- 0.4%
  183,800     Health & Retirement Properties Trust.............
2,825,925
   25,000     Kimco Realty Corporation.........................
1,015,625
                                                                    ----------
----

3,841,550
                                                                    ----------
----
              TOTAL COMMON STOCKS (Cost $923,184,052)..........
1,048,422,994
                                                                    ----------
----
CONVERTIBLE PREFERRED STOCK -- 0.1% (Cost $1,140,305)
  174,800     RJR Nabisco Holdings Corporation, Depositary
                Shares Representing 1/10 Preferred C Percs
                9.250%.........................................
1,048,800
                                                                    ----------
----
PREFERRED STOCK -- 0.0% (Cost $266,520)
   11,972     Times Mirror Company Preferred...................
288,825
                                                                    ----------
----
  FACE
  VALUE
---------
COMMERCIAL PAPER -- 2.5% (Cost $26,606,000)
$24,258,000   General Electric Capital Corporation, 5.820% due
                9/1/95.........................................
24,258,000
2,348,000     Prudential Funding Capital Corporation, 5.820%
                due 9/1/95.....................................
2,348,000
                                                                    ----------
----

26,606,000
                                                                    ----------
----

TOTAL INVESTMENTS (Cost $951,196,877*)...........     100.6  %
1,076,366,619
OTHER ASSETS AND LIABILITIES (NET)...............      (0.6)
(6,329,254)
                                                      -------      -----------
---
NET ASSETS.......................................     100.0%
$1,070,037,365
                                                      -------      -----------
---
                                                      -------      -----------
---

-------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Large Capitalization Value Equity Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Convertible Preferred Stock, Preferred Stock,
     Commercial Paper and Net Other Assets and Liabilities          2.0%
    Other Common Stocks                                            25.3%
    Insurance                                                       5.1%
    Health Care                                                     4.7%
    Telecommunications                                              8.1%
    Basic Industries                                                5.7%
    Capital Goods                                                   8.2%
    Energy                                                         12.4%
    Utilities                                                      12.6%
    Financial Services                                             15.9%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS -- 95.9%
TECHNOLOGY -- 20.7%
   54,800     3Com Corporation+................................     $
2,137,200
   29,200     Advanced Micro Devices, Inc.+....................
985,500
   42,800     AMP, Inc.........................................
1,738,750
   54,900     Analog Devices, Inc.+............................
1,900,913
   83,850     Andrew Corporation+..............................
4,884,263
   61,100     Applied Materials, Inc.+.........................
6,354,400
   94,600     Autodesk, Inc....................................
4,363,425
  156,750     Cabletron Systems, Inc.+.........................
8,288,155
   30,000     Cheyenne Software, Inc.+.........................
618,750
  244,900     Cisco Systems, Inc.+.............................
16,071,563
   26,600     Compaq Computer Corporation+.....................
1,270,150
  106,100     Computer Association International, Inc..........
7,373,950
   80,000     Computer Sciences Corporation+...................
4,820,000
   64,200     Conner Peripherals, Inc.+........................
858,675
   49,300     CUC International, Inc.+.........................
1,682,362
   37,500     Danka Business Systems, ADR+.....................
1,134,375
   87,700     Hewlett-Packard Company..........................
7,016,000
   93,600     Informix Corporation+............................
2,620,800
  259,500     Intel Corporation................................
15,926,813
   34,000     LSI Logic Corporation+...........................
1,674,500
   42,000     Micron Technology, Inc...........................
3,228,750
  141,000     Microsoft Corporation+...........................
13,042,500
   56,800     Minnesota Mining & Manufacturing Company.........
3,102,700
  254,600     Motorola, Inc....................................
19,031,350
   70,200     Novell, Inc.+....................................
1,263,600
  278,050     Oracle Systems Corporation+......................
11,156,757
   35,700     Santa Fe Pacific Gold Corporation+...............
432,863
   91,200     Scientific-Atlanta, Inc..........................
1,824,000
  120,400     Silicon Graphics, Inc.+..........................
5,086,900
  136,200     Texas Instruments, Inc...........................
10,197,975
   12,000     U.S. Robotics Corporation+.......................
1,683,000
                                                                    ----------
--

161,770,939
                                                                    ----------
--
CONSUMER PRODUCTS -- 13.5%
   36,500     Anheuser Busch Companies, Inc....................
2,085,063
   31,300     Avon Products, Inc...............................
2,210,563
   47,600     Campbell Soup Company............................
2,177,700
   95,200     Clorox Company...................................
6,437,900
  286,300     Coca Cola Company................................
18,394,775
   23,600     Colgate-Palmolive Company........................
1,604,800
   50,500     ConAgra, Inc.....................................
1,912,688

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER PRODUCTS (CONTINUED)
   72,000     Cooper Tire & Rubber Company.....................     $
1,872,000
   30,700     CPC International, Inc...........................
1,930,263
   39,700     Crown Cork & Seal, Inc.+.........................
1,786,500
   28,600     General Mills, Inc...............................
1,476,475
  136,400     Gillette Company.................................
5,694,700
  199,000     Heinz (H. J.) Company............................
8,432,625
   43,400     International Flavors & Fragrances, Inc..........
2,077,775
   11,800     Kellogg Company..................................
796,500
   65,875     Mattel, Inc......................................
1,910,375
   24,900     McKesson Corporation.............................
1,083,150
  153,500     PepsiCo, Inc.....................................
6,945,875
  200,000     Philip Morris Companies, Inc.....................
14,925,000
   37,300     Pioneer Hi Bred International....................
1,603,900
  125,000     Procter & Gamble Company.........................
8,671,875
   48,200     Quaker Oats Company..............................
1,674,950
   56,400     Rubbermaid, Inc..................................
1,677,900
   74,800     Sara Lee Corporation.............................
2,075,700
   49,900     Sherwin-Williams Company.........................
1,790,163
   92,700     UST, Inc.........................................
2,526,075
   44,700     Wrigley, (Wm. Jr.) Company.......................
2,017,088
                                                                    ----------
--

105,792,378
                                                                    ----------
--
HEALTH CARE -- 10.0%
  136,600     Abbott Laboratories..............................
5,293,250
   47,200     American Home Products Corporation...............
3,634,400
   58,300     Amgen, Inc.+.....................................
2,791,113
   41,900     Bausch & Lomb, Inc...............................
1,665,525
   26,000     Cardinal Health, Inc.............................
1,391,000
   64,200     Columbia/HCA Healthcare Corporation..............
3,017,400
   50,000     Health Care & Retirement Corporation+............
1,575,000
   33,000     Health Management Associates, Inc., Class A+.....
1,105,500
  114,700     Johnson & Johnson................................
7,914,300
   75,000     Mallinckrodt Group, Inc..........................
2,821,875
   56,300     Medtronic, Inc...................................
5,313,313
  260,000     Merck & Company, Inc.............................
12,967,500
   39,800     OrNda Healthcorp+................................
805,950
   19,000     Oxford Health Plans, Inc.+.......................
931,000
  228,400     Pfizer, Inc......................................
11,277,250
   75,000     Schering-Plough Corporation......................
3,496,875
   34,000     St. Jude Medical Inc.+...........................
2,027,250
  149,400     United Healthcare Corporation....................
6,312,150
   50,300     U.S. HealthCare, Inc.............................
1,609,600

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
   22,300     Warner-Lambert Company...........................     $
2,015,362
                                                                    ----------
--

77,965,613
                                                                    ----------
--
FINANCIAL SERVICES -- 8.9%
   33,900     AFLAC, Inc.......................................
1,385,662
   34,500     Alden (John) Financial Corporation...............
724,500
  111,400     Alexander & Alexander Services, Inc..............
2,576,125
   49,050     American International Group, Inc................
3,954,655
  176,300     Block (H & R), Inc...............................
6,875,700
  130,600     Countrywide Credit Industries, Inc...............
2,873,200
   51,900     Dean Witter, Discover & Company..................
2,646,900
   62,100     Federal Home Loan Mortgage Corporation...........
3,989,925
  106,100     Federal National Mortgage Association............
10,119,288
   78,400     First Data Corporation...........................
4,576,600
   35,700     First Financial Management Corporation...........
3,217,462
   59,200     First USA, Inc...................................
2,723,200
   22,900     Marsh & McLennan Companies, Inc..................
1,886,388
  281,350     MBNA Corporation.................................
9,987,925
   85,400     MGIC Investment Corporation......................
4,782,400
   70,500     Paychex, Inc.....................................
2,890,500
   17,000     PMI Group, Inc...................................
756,500
   36,300     Torchmark Corporation............................
1,452,000
   83,300     Wilmington Trust Corporation.....................
2,540,650
                                                                    ----------
--

69,959,580
                                                                    ----------
--
RETAIL -- 6.9%
   54,000     Albertson's, Inc.................................
1,721,250
   59,800     AutoZone, Inc.+..................................
1,607,125
  118,200     Circuit City Stores, Inc.+.......................
4,077,900
  105,200     CML Group, Inc.+.................................
907,350
  186,000     Fruit of the Loom, Inc., Class A+................
4,371,000
   58,200     Gap, Inc.........................................
1,869,675
  255,900     Home Depot, Inc..................................
10,204,013
   86,200     Kroger Company+..................................
2,812,275
   70,000     Limited Inc......................................
1,295,000
   79,400     Lowe's Companies, Inc............................
2,640,050
   69,600     May Department Stores Company....................
2,949,300
  147,500     Pep Boys Manny Moe & Jack........................
4,056,250
   22,900     Reebok International Ltd.........................
812,950
   60,800     Toys R Us, Inc.+.................................
1,580,800
  124,500     Tyco International Ltd...........................
7,361,063
  176,300     Wal-Mart Stores, Inc.............................
4,341,388

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS (CONTINUED)
RETAIL (CONTINUED)
   66,000     Walgreen Company.................................     $
1,617,000
                                                                    ----------
--

54,224,389
                                                                    ----------
--
CAPITAL GOODS -- 5.8%
   63,600     Caterpillar Inc..................................
4,269,150
   48,200     Dover Corporation................................
3,843,950
   34,000     Emerson Electric Company.........................
2,426,750
   32,500     Fluor Corporation................................
1,901,250
  325,000     General Electric Company.........................
19,134,375
   50,900     General Instruments Corporation+.................
1,857,850
   30,200     Grainger (W.W.), Inc.............................
1,796,900
   42,500     Illinois Tool Works, Inc.........................
2,603,125
   20,800     Newmont Mining Corporation.......................
904,800
   40,600     Owens-Corning Fiberglass Corporation.............
1,593,550
   44,000     Pall Corporation.................................
962,500
   98,700     Thermo Electron Corporation+.....................
4,256,438
                                                                    ----------
--

45,550,638
                                                                    ----------
--
BASIC INDUSTRIES -- 4.6%
  101,100     AlliedSignal, Inc................................
4,486,313
   67,400     Bemis, Inc.......................................
1,954,600
   40,000     Franklin Quest Company+..........................
925,000
   31,100     Great Lakes Chemical Corporation.................
2,056,488
   27,500     Kimberly-Clark Corporation.......................
1,756,563
   40,200     Louisiana Pacific Corporation....................
954,750
   64,900     Morton International, Inc........................
2,109,250
  146,200     Nalco Chemical Company...........................
5,117,000
   70,200     Nucor Corporation................................
3,439,800
  147,100     PPG Industries, Inc..............................
6,288,525
   30,000     Premark International Inc........................
1,571,250
  112,800     WMX Technologies, Inc............................
3,313,500
   83,700     Worthington Industries, Inc......................
1,674,000
                                                                    ----------
--

35,647,039
                                                                    ----------
--
CONSUMER SERVICES -- 3.7%
   68,000     Alco Standard Corporation........................
5,474,000
  100,400     Browning-Ferris Industries, Inc..................
3,375,950
   15,000     Cablevision Systems Corporation, Class A+........
982,500
   98,000     Callaway Golf Company............................
1,519,000
   62,400     Ecolab, Inc......................................
1,708,200
  146,000     Harland (John H.) Company........................
3,230,250
   15,300     Hospitality Franchise Systems, Inc.+.............
717,187

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
   61,600     Loewen Group, Inc................................     $
2,356,200
  118,000     Office Depot, Inc.+..............................
3,672,750
   53,000     Pitney Bowes, Inc................................
2,153,125
   85,300     Sysco Corporation................................
2,452,375
   41,600     Vanguard Cellular Systems, Inc., Class A+........
1,128,400
                                                                    ----------
--

28,769,937
                                                                    ----------
--
ENERGY -- 3.5%
   10,000     Air Products & Chemicals Inc.....................
536,250
   50,400     Burlington Resources, Inc........................
2,047,500
    9,400     Dresser Industries, Inc..........................
225,600
  127,650     Engelhard Corporation............................
3,606,112
  240,500     Enron Corporation................................
8,086,812
  108,200     Enron Oil & Gas Company..........................
2,515,650
  102,600     Phillips Petroleum Company.......................
3,372,975
   71,800     Praxair, Inc.....................................
1,866,800
   61,000     Seagull Energy Corporation+......................
1,227,625
   51,300     Tenneco, Inc.....................................
2,488,050
   58,800     Unocal Corporation...............................
1,712,550
                                                                    ----------
--

27,685,924
                                                                    ----------
--
UTILITIES -- 3.4%
  374,500     AT & T Corporation...............................
21,159,250
  120,700     MCI Communications Corporation...................
2,904,343
   84,000     Sprint Corporation...............................
2,982,000
                                                                    ----------
--

27,045,593
                                                                    ----------
--
ENTERTAINMENT -- 3.1%
   21,000     Circus Circus Enterprises, Inc.+.................
687,750
  108,800     Disney (Walt) Company............................
6,106,400
   58,900     Harrahs Entertainment, Inc.+.....................
1,877,437
   25,000     Marriot International, Inc.......................
887,500
   29,450     Promus Companies, Inc.+..........................
607,405
  105,500     Time Warner, Inc.................................
4,444,187
  191,500     Viacom, Inc., Class B+...........................
9,311,687
                                                                    ----------
--

23,922,366
                                                                    ----------
--
TELECOMMUNICATIONS -- 2.8%
   20,000     ADC Telecommunications Inc.+.....................
775,000
  123,000     AirTouch Communications, Inc.+...................
3,997,500
   96,800     DSC Communications Corporation+..................
5,082,000
  292,000     Ericsson (LM) Tel B, ADR.........................
6,241,500
  100,400     Frontier Corporation.............................
2,798,650

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS (CONTINUED)
TELECOMMUNICATIONS (CONTINUED)
   72,300     Tellabs, Inc.+...................................     $
3,380,025
                                                                    ----------
--

22,274,675
                                                                    ----------
--
BROADCASTING -- 2.3%
   79,600     British Sky Broadcasting Group, ADR..............
2,527,300
   44,300     Capital Cities ABC, Inc..........................
5,094,500
   28,000     CBS, Inc.........................................
2,233,000
  155,300     Comcast Corporation, Class A, Special............
3,319,537
   45,525     Liberty Media Group, Class A+....................
1,209,257
  182,100     Tele-Communications, Inc., Class A+..............
3,368,850
                                                                    ----------
--

17,752,444
                                                                    ----------
--
TRANSPORTATION -- 1.5%
   76,500     Atlantic Southeast Airlines Inc..................
1,912,500
   30,000     Boeing Company...................................
1,912,500
   22,900     Burlington Northern, Inc.........................
1,585,825
   12,700     Fritz Companies, Inc.+...........................
904,875
  102,700     Southwest Airlines Company.......................
2,657,362
   36,700     Union Pacific Corporation........................
2,403,850
   14,700     Xtra Corporation.................................
650,475
                                                                    ----------
--

12,027,387
                                                                    ----------
--
RESTAURANTS -- 1.2%
   28,600     Darden Restaurants, Inc..........................
293,150
   73,400     Luby's Cafeterias, Inc...........................
1,458,825
  177,800     McDonald's Corporation...........................
6,489,700
  107,400     Shoney's, Inc.+..................................
1,248,525
                                                                    ----------
--

9,490,200
                                                                    ----------
--
COMPUTER SERVICES -- 1.1%
   59,000     Automatic Data Processing, Inc...................
3,835,000
   83,200     Ceridian Corporation+............................
3,640,000
   40,000     GTECH Holdings Corporation+......................
1,160,000
                                                                    ----------
--

8,635,000
                                                                    ----------
--
PUBLISHING -- 1.0%
   25,700     Dun & Bradstreet Corporation.....................
1,487,387
   44,000     Gannett, Inc.....................................
2,354,000
   25,200     McGraw-Hill, Inc.................................
1,984,500
   30,200     Tribune Company, New.............................
2,023,400
                                                                    ----------
--

7,849,287
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
 SHARES                                                               (NOTE 1)
---------                                                           ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER DURABLES -- 0.9%
  141,100     Corning, Inc.....................................     $
4,603,388
   59,300     Masco Corporation................................
1,660,400
                                                                    ----------
--

6,263,788
                                                                    ----------
--
OTHER -- 1.0%
  110,400     Nokia Corporation, ADR...........................
7,659,000
                                                                    ----------
--
              TOTAL COMMON STOCKS (Cost $617,033,795)..........
750,286,177
                                                                    ----------
--

  FACE
  VALUE
---------
COMMERCIAL PAPER -- 3.8% (Cost $30,263,000)
$15,000,000   General Electric Capital Corporation, 5.820% due
                9/1/95.........................................
15,000,000
15,263,000    Prudential Funding Capital Corporation, 5.820%
                due 9/1/95.....................................
15,263,000
                                                                    ----------
--

30,263,000
                                                                    ----------
--
U.S. TREASURY BILL -- 0.2% (Cost $1,495,545)
1,500,000     U.S. Treasury Bill, 5.690%# due 9/21/95++........
1,495,545
                                                                    ----------
--
REPURCHASE AGREEMENT -- 0.3% (Cost $2,169,000)
2,169,000     Agreement with Union Bank of Switzerland, 5.750%
                dated 8/31/95 to be repurchased at $2,169,346
                on 9/1/95, collateralized by $2,310,000 U.S.
                Treasury Note, 5.540% due 5/30/96..............
2,169,000
                                                                    ----------
--

TOTAL INVESTMENTS (Cost $650,961,340*).........................     100.2 %
784,213,722
OTHER ASSETS AND LIABILITIES (NET).............................      (0.2)
(1,819,458)
                                                                 ----------
------------
NET ASSETS.....................................................     100.0 %
$782,394,264
                                                                 ----------
                                                                 ----------
------------

------------

-------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.
# Represents annualized yield to maturity (unaudited).
ADR -- American Depository Receipt.
++At August 31, 1995, United States Treasury Bills, par value $1,500,000, were pledged to cover margin requirements for open futures contracts. (See Note
1).

FUTURES CONTRACTS -- LONG POSITION

                                                                     AGGREGATE
                                                     NUMBER OF     FACE VALUE
OF       EXPIRATION        UNREALIZED
                                                     CONTRACTS       CONTRACTS
DATE OF CONTRACTS   APPRECIATION
                                                  ---------------  -----------
---  -------------------  -------------
S&P 500 Index Futures...........................            72     $
20,141,200    September 1995      $   121,400
S&P 500 Midcap Futures..........................            99
10,209,000    September 1995          240,350
                                                                   -----------
---                       -------------
                                                                   $
30,350,200                        $   361,750
                                                                   -----------
---                       -------------
                                                                   -----------
---                       -------------

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Large Capitalization Growth Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Basic Industries                                                4.6%
    Consumer Services                                               3.7%
    Capital Goods                                                   5.8%
    Retail                                                          6.9%
    Financial Services                                              8.9%
    Health Care                                                    10.0%
    Technology                                                     20.7%
    Consumer Products                                              13.5%
    U.S. Treasury Bill, Commercial Paper,
     Repurchase Agreement, Futures Contracts and
     Net Other Assets and Liabilities                               4.1%
    Other Common Stock                                             21.8%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS -- 97.4%
FINANCIAL SERVICES -- 19.2%
       300     1st Source Corporation..........................     $
6,825
    78,000     Aames Financial Corporation.....................
2,125,500
     8,000     Albank Financial Corporation....................
244,000
     9,100     Alex Brown Inc..................................
546,000
     7,300     Alfa Corporation................................
80,300
     6,400     Allied Group Inc................................
203,200
     2,900     Amcore Financial Inc............................
59,450
    65,900     American Bankers Insurance Group Inc............
2,290,025
       600     American Financial Enterprises..................
13,950
     5,700     American Travelers Corporation+.................
105,450
    19,400     Americredit Corporation+........................
206,125
     3,000     American Heritage Life Corporation..............
60,375
     2,400     Amfed Financial Inc.............................
73,500
    17,300     Ampal American Israel Corporation, Class A+.....
115,694
     7,700     AMRESCO Inc.....................................
90,475
     5,400     Amvestors Financial Corporation.................
63,450
     7,800     Astoria Financial Corporation...................
335,400
     3,800     Avatar Holdings Inc.+...........................
136,800
    10,100     Baldwin & Lyons Inc., Class B...................
151,815
     4,100     Bay View Capital Corporation....................
114,287
     6,700     Berkley (W.R.) Corporation......................
287,262
     1,300     BHC Financial Inc...............................
22,587
     1,400     BOK Financial Corporation+......................
30,800
    12,100     Capital Guaranty Corporation....................
270,737
     7,600     Capital Re Corporation..........................
216,600
     2,100     Capitol American Financial Corporation..........
47,775
     1,200     Capitol Transamerica Corporation................
23,100
    50,000     Capstead Manufacturing Corporation..............
1,550,000
    11,700     Cash America International Inc..................
80,437
       500     Cabot Corporation...............................
11,500
     8,300     CCB Financial Corporation.......................
400,475
     9,500     Center Financial Corporation....................
161,500
    81,600     Charter One Financial Inc.......................
2,458,200
     1,700     Chemical Financial Corporation..................
63,750
    27,500     City National Corporation.......................
360,937
     7,000     CMAC Investment Corporation.....................
353,500
    13,100     Coast Savings Financial Inc.+...................
365,162
    20,500     Commerce Group Inc..............................
379,250
     9,200     Commercial Federal Corporation+.................
324,300
     3,200     CPB Inc.........................................
105,600
     5,650     CSF Holdings Inc., Class B+.....................
218,937

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
     5,200     Danielson Holding Corporation+..................     $
37,050
     1,100     Delphi Financial Group Inc., Class A+...........
19,800
    24,000     Deposit Guaranty Corporation....................
948,000
     3,200     Downey Financial Corporation....................
70,000
    49,700     Eaton Vance Corporation.........................
1,901,025
    55,100     Emphesys Financial Group Inc....................
2,018,037
     6,400     Enhance Financial Services Group Inc............
129,600
     3,900     Executive Risk Inc..............................
86,287
    15,545     F N B Corporation...............................
295,355
     6,000     F & M National Corporation......................
105,000
     8,100     Factory Stores America Inc......................
159,975
     5,000     Fidelity National Financial Corporation.........
65,000
     9,200     Financial Security Assurance Holdings Ltd.......
244,950
     2,400     Financial Trust Corporation.....................
67,200
     3,500     Finova Group Inc................................
142,625
    15,600     First American Financial Corporation............
374,400
    60,000     First Commerce Corporation......................
1,935,000
    10,000     First Commercial Corporation....................
282,500
     4,500     First Commonwealth Financial Corporation........
68,062
    12,600     First Federal Capital Corporation...............
229,950
       815     First Financial Corporation, Indiana............
24,450
   116,300     First Financial Corporation, Wisconsin..........
2,296,925
     4,800     First Financial Holdings Inc....................
91,200
    15,000     First Indiana Corporation.......................
367,500
       700     First Merchants Corporation.....................
27,825
       786     First Union Corporation.........................
39,398
     2,000     Firstier Financial Inc..........................
77,500
    22,600     Firstmerit Corporation..........................
604,550
    11,400     Foothill Group Inc., Class A....................
310,650
     6,400     Foremost Corporation............................
257,600
     8,000     Fort Wayne National Corporation, Indiana........
254,000
    73,000     Fremont General Corporation.....................
1,989,250
     2,800     Frontier Insurance Group Inc....................
81,200
     9,100     Fulton Financial Corporation....................
175,175
     3,499     Fund American Enterprises Holdings Inc.+........
253,677
     6,800     Gallagher (Arthur J.) & Company.................
249,900
     1,700     Great American Management & Investment
                 Company.......................................
62,050
     9,600     Great Financial Corporation.....................
200,400
     3,300     Guaranty National Corporation...................
58,162
    13,500     Hancock Holding Company.........................
452,250
     3,900     Harleysville Group Inc..........................
99,450
     6,470     Harleysville National Corporation,
                 Pennsylvania..................................
171,758

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
     2,800     HCC Insurance Holdings Inc.+....................     $
86,800
       300     Heritage Financial Services Inc.................
5,850
    20,600     Home Beneficial Corporation, Class B............
478,950
    10,300     Horace Mann Educators Corporation...............
292,262
     3,100     HUBCO Inc.......................................
61,225
     5,400     IBS Financial Corporation.......................
81,000
     3,900     Imperial Credit Industries+.....................
78,975
     2,600     Independent Insurance Group.....................
65,650
     6,800     Integon Corporation.............................
115,600
    64,900     Inter-Regional Financial Group Inc..............
2,076,800
     1,200     Irwin Financial Corporation.....................
42,600
       800     ISB Financial Corporation.......................
12,400
     6,500     JDN Realty Corporation..........................
140,562
    47,700     Jefferies Group Inc.............................
1,884,150
     8,700     Jefferson Bankshares Inc........................
195,750
    15,900     John Alden Financial Corporation................
333,900
     6,400     JSB Financial Inc...............................
198,400
     5,000     Kansas City Life Insurance Company..............
247,500
    16,700     Keystone Financial Inc..........................
534,400
     7,300     Lawyers Title Corporation.......................
107,675
     5,500     Leader Financial Corporation....................
187,000
    14,300     Legg Mason Inc..................................
421,850
    10,800     Liberty Corporation.............................
356,400
     9,072     Liberty Financial Companies.....................
243,810
     5,500     Life Partners Group Inc.........................
98,312
     8,400     Life Re Corporation.............................
169,050
    10,200     Life USA Holding Inc.+..........................
90,525
     5,800     Loyola Capital Corporation......................
203,000
    12,400     Magna Group Inc.................................
285,200
     7,700     Markel Corporation+.............................
523,600
     1,600     McDonald & Company Investments Inc..............
27,000
    60,500     McGrath Rent Corporation........................
1,028,500
     7,300     Mercer International Inc.+......................
176,112
     9,170     Mid Am Inc......................................
142,708
    11,800     Midland Company.................................
528,050
     4,700     MMI Companies Inc...............................
109,275
   128,700     Morgan Keegan Inc...............................
1,480,050
     7,815     Mutual Assurance Inc............................
234,938
     4,200     National Auto Center Inc.+......................
60,900
     9,200     National Re Corporation.........................
292,100
     2,800     Navigators Group Inc.+..........................
37,800
     7,900     North American Manufacturing Company............
176,762

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
       600     NYMAGIC Inc.....................................     $
9,825
     9,800     Oasis Residential Inc...........................
221,725
     3,900     Omega Financial Corporation.....................
109,200
    58,100     Orion Capital Corporation.......................
2,440,200
     3,700     PEC Israel Economic Corporation+................
94,812
    11,800     Penncorp Financial Group Inc....................
268,450
     1,900     Peoples First Corporation.......................
43,225
    11,500     Peoples Heritage Financial Group Inc............
234,312
    45,700     PHH Corporation.................................
1,993,662
     1,600     Pikeville Noat Corporation......................
32,000
   118,300     Pioneer Financial Services Inc..................
1,611,838
     7,400     Piper Jaffray Inc...............................
107,300
    15,200     Presidential Life Corporation...................
133,000
     9,600     Price Enterprises Inc...........................
139,200
     7,900     Primark Corporation+............................
199,475
    11,600     Protective Life Corporation.....................
330,600
     4,800     PXRE Corporation................................
120,600
    93,900     Raymond James Financial Inc.....................
2,065,800
     1,400     Reinsurance Group of America....................
47,250
    33,300     Reliance Group Holdings Inc.....................
266,400
     4,043     Resource Bankshares Manufacturing Group Inc.+...
66,196
    15,200     Riggs National Corporation+.....................
201,400
     1,700     Rightchoice Managed Care Inc., Class A+.........
25,075
     1,125     RLI Corporation.................................
25,312
    24,500     Roosevelt Financial Group Inc...................
444,062
       300     RS Financial Corporation........................
11,587
     9,100     St. Frances Capital Corporation+................
204,750
       500     SCOR U.S. Corporation...........................
5,500
    80,000     Scotsman Industries Inc.........................
1,500,000
     2,900     Seafield Capital Corporation....................
101,500
     5,800     Security Capital Corporation, Wisconsin+........
310,300
     3,300     Security-Connecticut Corporation................
87,862
     8,000     Selective Insurance Group Inc...................
274,000
     5,500     SFFed Corporation...............................
165,000
       300     Shoreline Financial Corporation.................
5,662
     5,100     Shurgard Storage Centers Inc., Class A..........
123,675
     8,500     Standard Financial Inc.+........................
123,250
    11,100     Stewart Information Services Corporation........
208,125
       500     Student Loan Corporation........................
14,875
     5,500     TR Financial Corporation........................
124,437
     2,600     The Money Store Inc.............................
170,625
     6,200     Trans Financial Inc.............................
106,950

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
     3,600     Transnational Re Corporation, Class A+..........     $
86,850
     4,200     Trenwick Group Inc..............................
198,450
     2,200     Trust Company...................................
30,800
    17,900     Trustmark Corporation...........................
313,250
     6,700     UMB Financial Corporation.......................
257,950
    24,000     United Insurance Companies Inc.+................
354,000
       700     United Wisconsin Services Inc...................
15,050
   100,000     US Facilities Corporation.......................
1,818,750
    11,000     UST Corporation+................................
152,625
     5,700     Vallicorp Holdings Inc..........................
101,175
       700     Vermont Financial Services Corporation..........
21,175
     5,600     Vesta Insurance Group Inc.......................
210,000
     5,300     Washington National Corporation.................
120,575
     9,100     Webster Financial Corporation...................
241,150
    11,300     Wellsford Residential Property Trust............
244,362
     3,700     Western National Corporation....................
46,250
     1,500     White River Corporation+........................
54,750
     3,700     Whitney Holding Company.........................
123,025
     2,900     York Financial Corporation......................
55,100
     7,800     Zenith National Insurance Corporation...........
178,425
                                                                    ----------
--

65,385,836
                                                                    ----------
--
BASIC INDUSTRIES -- 12.1%
       700     20th Century Industries+........................
11,025
     4,600     Acme Metals Inc.+...............................
78,200
     4,000     Addington Resources Inc.+.......................
54,750
     9,500     AK Steel Holding Corporation+...................
302,812
    12,900     Allied Waste Industries Inc.+...................
120,937
     5,300     Amax Gold Inc.+.................................
34,450
   104,900     Amcast Industrial Corporation...................
1,993,100
     3,500     AMCOL International Corporation.................
55,125
    65,400     Armco Inc.+.....................................
408,750
    41,500     Barnes Group Inc................................
1,711,875
    16,500     Birmingham Steel Corporation....................
334,125
     8,200     Brush Wellman Inc...............................
168,100
    65,000     Butler Manufacturing Company....................
1,763,125
    15,200     Calgon Carbon Corporation.......................
172,900
     8,200     Calmat Company..................................
149,650
     2,200     Cambrex Corporation.............................
88,000
     5,400     Carpenter Technology Corporation................
411,750
     6,200     CasTech Aluminum Group Inc.+....................
113,925
     1,600     Castle (A M) & Company..........................
34,800

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
BASIC INDUSTRIES (CONTINUED)
     2,100     Chaparral Steel Company.........................     $
24,150
    69,800     Chesapeake Corporation..........................
2,538,975
     5,800     Chic By H.I.S. Inc.+............................
52,200
    52,600     Cleveland Cliffs Inc............................
2,380,150
     8,600     Coeur d'Alene Mines Corporation.................
164,475
    44,000     Collins & Aikman Corporation+...................
379,500
    85,600     Commercial Metals Company.......................
2,418,200
    13,700     Cone Metals Corporation+........................
195,225
     6,200     Converse Inc.+..................................
37,200
    27,300     CSS Industries Inc.+............................
508,462
     2,500     Cytec Industries Inc.+..........................
151,250
     7,700     Dames & Moore Inc...............................
107,800
     9,300     Delta Woodside Industries Inc...................
77,887
     8,900     Dexter Corporation..............................
220,275
       400     Donnkenny Inc.+.................................
11,450
       900     Fab Industries Inc..............................
27,787
     4,000     Fibreboard Corporation+.........................
95,000
    60,000     First Mississippi Corporation...................
1,987,500
     6,100     Florida Rock Industries Inc.....................
169,275
     2,000     Foamex International Inc.+......................
19,000
     8,600     Fuller (H.B.) Company...........................
294,550
     5,000     Furon Company...................................
102,500
     7,800     Galey & Lord Inc.+..............................
99,450
    17,700     Gaylord Container Corp, Class A+................
207,975
     7,800     General Binding Corporation.....................
159,900
     8,500     Geneva Steel Company, Class A+..................
72,250
    13,400     Geon Company....................................
356,775
     1,900     Goody's Family Clothing Inc.....................
26,600
    13,800     Greif Brothers Corporation, Class A.............
300,150
    75,000     Guilford Metals Inc.............................
1,875,000
     7,900     Handy & Harman..................................
116,525
    32,000     Hecla Manufacturing Company+....................
368,000
     2,600     Huntco Inc, Class A.............................
44,850
    15,000     Interco Inc.+...................................
118,125
    22,400     International Technology Corporation+...........
72,800
     1,100     Interpool Inc.+.................................
19,112
     7,800     J & L Specialty Steel Inc.......................
199,875
    45,300     JLG Industries Inc..............................
1,676,100
     2,600     Johnston Industries Inc.........................
23,400
       800     Johnstown American Industries Inc.+.............
6,400
     5,000     Kaiser Aluminum Corporation+....................
86,875
     5,100     LADD Furniture Inc..............................
66,300

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
BASIC INDUSTRIES (CONTINUED)
     7,600     Lawter International Inc........................     $
89,300
     1,500     LeaRonal Inc....................................
34,125
     6,500     Lilly Industries Inc., Class A..................
78,812
     1,100     Lone Star Industries Inc........................
25,713
     3,800     Lufkin Industries Inc...........................
81,700
    10,100     Lukens Inc......................................
303,000
    26,700     Magma Copper Company+...........................
487,275
     5,300     McClatchy Newspapers Inc., Class A..............
118,587
     3,600     Medusa Corporation..............................
99,000
    15,200     Miller (Herman) Inc.............................
399,000
     2,000     Mine Safety Appliances Company..................
106,000
    11,100     Mississippi Chemical Corporation................
246,975
     2,800     MK Gold Company+................................
10,500
     4,800     MK Rail Corporation.............................
33,600
     6,100     Mohawk Industries Inc.+.........................
109,800
     1,300     Mosinee Paper Corporation.......................
30,225
     5,700     Mueller Industries Inc.+........................
314,925
     8,300     NAC Re Corporation..............................
302,950
     1,100     NACCO Industries Inc., Class A..................
63,250
    11,900     National Steel Corporation, Class B+............
199,325
     3,400     NCH Corporation.................................
194,650
     5,800     Nortek Inc.+....................................
53,650
     7,500     Northwestern Steel & Wire Company+..............
73,125
     5,600     O M Group Inc...................................
168,000
     2,600     Oil Dri Corporation.............................
40,950
    11,600     Oregon Steel Metals Inc.........................
194,300
    78,500     Oxford Industries Inc...........................
1,413,000
       900     Petrolite Corporation...........................
23,175
     7,900     Ply Gem Industries Inc..........................
148,125
    10,700     Pope & Talbot Inc...............................
167,187
    12,700     Precision Castparts Corporation.................
430,212
    18,000     Presley Companies, Class A+.....................
33,750
    23,100     Quaker Chemical Corporation.....................
352,275
     1,800     Quanex Corporation..............................
42,975
    16,300     Rock-Tenn Company, Class A......................
287,287
     6,500     Rouge Steel Company, Class A....................
163,312
     3,300     Sanderson Farms Inc.............................
38,775
       900     Schnitzer Steel Industries Inc., Class A........
24,075
    12,600     Sealright Company...............................
163,800
     1,200     Shiloh Industries Inc.+.........................
14,850
     2,700     Simpson Manufacturing Inc.+.....................
31,725
     9,000     Spartech Corporation............................
65,250

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
BASIC INDUSTRIES (CONTINUED)
    14,600     Steel Technologies Inc..........................     $
152,387
    10,600     Stepan Chemical Company.........................
178,875
    41,500     Texas Industries Inc............................
2,049,062
    61,800     Thiokol Corporation.............................
2,155,275
     5,500     Timberland Company, Class A+....................
160,187
     5,600     TJ International Inc............................
113,400
    10,400     Tredegar Industries Inc.........................
318,500
     1,100     Tuscarora Inc...................................
24,475
     3,300     Univar Corporation..............................
51,150
     3,700     Universal First Products Inc....................
32,375
     8,800     Universal Industries Inc........................
69,300
    45,000     Vigoro Corporation..............................
1,980,000
    25,300     Weirton Steel Corporation+......................
142,312
     8,900     Westpoint Stevens Inc., Class A+................
199,137
     2,900     Whittaker Corporation+..........................
56,550
    12,700     WHX Corporation+................................
160,337
     2,100     Wolverine Tube Inc.+............................
81,900
                                                                    ----------
--

41,050,404
                                                                    ----------
--
CONSUMER SERVICES -- 11.2%
     3,500     Aaron Rents Inc., Class A.......................
62,562
     7,600     ABM Industries Inc..............................
195,700
       800     Ackerley Communications Inc.....................
11,800
     8,000     Actava Group Inc.+..............................
127,000
     1,900     Adelphia Communications Corp, Class A+..........
18,525
       900     Alexanders Inc.+................................
53,775
    18,300     Allwaste Inc.+..................................
98,362
     2,900     American Classic Voyages Company................
30,812
    23,300     American Media Inc., Class A....................
139,800
     5,300     AnnTaylor Stores Corporation+...................
102,687
     4,500     Arbor Drugs Inc.................................
84,375
     7,900     Autotote Corporation, Class A+..................
28,637
    10,700     Aviall Inc......................................
82,925
    25,000     Aztar Corporation+..............................
246,875
     8,600     Baker (J.) Inc..................................
76,325
    33,200     Bally Entertainment Corporation+................
402,550
     7,800     Banta Corporation...............................
306,150
       200     Berlitz International Inc.+.....................
2,950
    18,300     Best Products Inc.+.............................
157,837
     1,200     Big B Inc.......................................
19,200
    16,088     BJ Services Company+............................
402,200
    54,800     Blair Corporation...............................
1,828,950

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
     8,100     Bon-Ton Stores Inc.+............................     $
68,850
    72,200     Borg Warner Automotive Inc......................
2,147,950
   106,600     Bowne & Company Inc.............................
1,932,125
    34,200     Broadway Stores Inc.+...........................
235,125
    11,300     C-Tec Corporation+..............................
263,431
    11,700     Caldor Corporation+.............................
90,675
     6,200     Carmike Cinemas Inc., Class A+..................
127,100
    11,400     Carson Pirie Scott & Company+...................
205,200
     1,200     Casino Magic Corporation+.......................
6,675
     7,500     Cato Corporation, Class A.......................
54,375
     1,300     Central Tractor Farm & Country Inc.+............
14,625
     3,200     Century Communications Corporation, Class A+....
31,600
    64,300     Charming Shoppes Inc............................
337,575
     7,600     Citicasters Inc., Class A+......................
290,700
     8,600     CKE Restaurants Inc.............................
118,250
     7,300     CPI Corporation.................................
146,912
       900     Dart Group Corporation, Class A.................
74,812
     1,900     Delchamps Inc...................................
36,100
     5,300     Dial Page Inc.+.................................
99,375
    23,400     Discovery Zone Inc.+............................
176,962
       500     Dollar Tree Stores Inc.+........................
14,875
    10,800     Dress Barn Inc.+................................
102,600
     4,900     Dual Drilling Company+..........................
51,450
     2,100     E Town Corporation..............................
56,437
     9,500     Eagle Hardware & Garden Inc.+...................
72,437
    11,100     Egghead Inc.+...................................
133,200
       200     Equity Corporation International+...............
4,400
     6,900     Equity Inns Inc.................................
81,937
     4,300     Exabyte Corporation+............................
65,038
    26,400     Executone Information Systems Inc.+.............
66,000
     3,100     Fabric Centers of America Inc., Class A+........
42,237
     3,100     Fabric Centers of America Inc., Class B+........
35,262
    24,700     Family Dollar Stores Inc........................
450,775
   127,400     Fays Inc........................................
1,019,200
    29,100     Fingerhut Companies Inc.........................
454,687
     2,100     GC Companies Inc.+..............................
70,350
    14,200     General Host Corporation+.......................
88,750
     2,700     Genovese Drug Stores Inc, Class A...............
28,012
    10,000     Gibson Greetings Inc............................
143,750
     5,200     Good Guys Inc.+.................................
65,650
       400     Grey Advertising Inc............................
74,000
    84,300     Haggar Corporation..............................
1,633,312

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
    14,100     Hancock Fabric Inc..............................     $
148,050
   146,800     Handleman Company...............................
1,394,600
     2,800     Harland John H Company..........................
61,950
     1,000     Harveys Casino Resorts..........................
18,750
     5,200     Haverty Furniture Companies Inc.................
63,700
     5,600     Hayes Wheels International Inc..................
119,000
    20,100     Hechinger Company, Class A......................
108,037
     6,029     Hills Stores Company+...........................
81,391
     1,200     Hollywood Casino Corporation, Class A+..........
10,200
    10,400     Hollywood Park Inc..............................
143,000
     1,200     Hornbeck Offshore Services Inc.+................
18,075
     9,300     Huffy Corporation...............................
110,437
     9,500     IDEON Group Inc.................................
100,937
     3,200     Interim Services Inc.+..........................
83,200
    12,700     Johnson Worldwide Association Inc.+.............
307,975
     6,000     Kinder Care Learning Centers Inc.+..............
80,250
     8,200     Lechters Inc.+..................................
86,100
     3,400     Libbey Inc......................................
77,350
     3,400     Lillian Vernon Corporation......................
54,825
     8,400     Longs Drug Stores Corporation...................
310,800
     9,000     Luby's Cafeterias Inc...........................
178,875
    14,800     MacFrugal's Bargains Close Out Inc.+............
247,900
    17,500     Marcus Corporation..............................
551,250
    18,800     Marine Drilling Companies Inc.+.................
91,650
    45,000     Marsh Supermarkets Inc., Class B................
540,000
       400     Medicine Shoppe International Inc...............
17,150
    77,100     Merrill Corporation.............................
1,426,350
    17,400     Meyer Fred Inc.+................................
417,600
     5,400     Michaels Stores Inc.+...........................
87,750
     4,800     MicroAge Inc.+..................................
56,400
    20,500     Musicland Stores Corporation+...................
194,750
    74,700     Nash Finch Company..............................
1,512,675
    20,800     National Ed Corporation+........................
158,600
     1,900     New England Business Service Inc................
37,050
    13,000     Omega Environmental Inc.+.......................
47,938
    15,100     Orion Pictures Corporation+.....................
138,731
    30,200     Payless Cashways Inc.+..........................
188,750
     1,200     Penn Traffic Company+...........................
20,100
    13,100     Petrie Stores Corporation.......................
50,762
     7,400     Pharmaceutical Marketing Services Inc.+.........
75,850
    23,070     Pier 1 Imports Inc..............................
213,397
     3,500     Pinkertons Inc.+................................
61,031

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
    10,100     Pool Energy Services Company+...................     $
95,319
    17,300     President Casinos Inc.+.........................
65,956
    17,600     Prime Hospitality Corporation+..................
189,200
       500     Proffits Inc.+..................................
13,187
   110,000     Quixote Corporation.............................
1,430,000
    39,600     Reading & Bates Corporation+....................
480,150
       200     Rex Stores Corporation+.........................
3,450
    42,900     Rollins Environmental Services Inc.+............
198,412
    17,100     Ross Stores Inc.................................
273,600
     2,400     Roto-Rooter Inc.................................
74,400
     6,800     Ruddick Corporation.............................
181,900
    28,100     Ryans Family Steak Houses Inc.+.................
210,750
     6,700     Rykoff (S.E.) & Company.........................
152,425
    18,900     Savoy Pictures Entertainment Inc.+..............
170,100
     4,800     Scotts Company, Class A+........................
108,000
    67,200     Service Merchandise Inc.+.......................
478,800
    20,100     Shoney's Inc.+..................................
233,662
   129,300     Shopko Stores Inc...............................
1,632,412
     4,400     Showbiz Pizza Time Inc.+........................
55,894
     8,100     Showboat Inc....................................
186,300
     1,000     Sodak Gaming Inc.+..............................
18,000
     3,800     Sonat Offshore Drilling Inc.....................
130,150
     3,300     Sportmart Inc.+.................................
32,175
     3,100     Sports Authority Inc.+..........................
84,863
     2,500     Sports & Recreation Inc.+.......................
29,687
     8,900     Storage USA Inc.................................
261,437
    75,400     Strawbridge & Clothier Company, Series A........
1,376,050
     9,100     Sun Television & Appliances Inc.................
59,719
   143,000     Super Food Services Inc.........................
1,894,750
     8,200     TCBY Enterprises Inc............................
45,100
     4,400     Tanger Factory Outlet Center....................
114,400
       200     Thompson PBE Inc.+..............................
3,600
       500     Tiffany & Company...............................
21,375
     1,310     Toys 'R' Us Inc.+...............................
34,060
    13,800     True North Communications Inc...................
296,700
     8,400     Tuboscope Vetco International Corporation+......
54,600
     9,300     Unifirst Corporation............................
129,037
     9,291     USA Waste Services Inc.+........................
181,175
    13,300     Valassis Communications Inc.+...................
197,837
     8,300     Value City Department Stores Inc.+..............
63,288
    12,400     Valuevision International Inc., Class A+........
84,475
    12,900     Venture Stores Inc..............................
75,787

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
     3,800     VICORP Restaurants Inc.+........................     $
47,500
    22,300     Waban Inc.+.....................................
420,912
     9,400     Webb (Del) Corporation..........................
175,075
    11,900     Western Publishing Group Inc.+..................
130,900
     1,200     Wolohan Lumber Company..........................
14,100
    17,100     Younkers Inc.+..................................
294,975
    17,400     Zale Corporation+...............................
252,300
                                                                    ----------
--

38,143,903
                                                                    ----------
--
CAPITAL GOODS -- 10.3%
    10,800     AAR Corporation.................................
179,550
    40,000     Agco Corporation................................
1,945,000
     7,600     Air & Water Technologies Corporation, Class
                 A+............................................
45,125
    12,100     Albany International Corporation, Class A.......
293,425
     4,900     American Annuity Group Inc......................
52,062
     8,500     American Mobile Satellite Corporation+..........
229,500
       500     American Telecasting Inc.+......................
5,375
     1,800     Ameron Inc......................................
65,025
     9,400     Apogee Enterprises Inc..........................
148,050
     2,300     Aptargroup Inc..................................
73,025
     4,800     Argonaut Group Inc..............................
146,400
    19,500     Arvin Industries Inc............................
426,562
     2,300     Astec Industries Inc.+..........................
25,875
     4,300     Avondale Industries Inc.+.......................
59,125
     6,600     Baldor Electric Company.........................
230,175
    17,700     Bassett Furniture Industries Inc................
438,075
     4,700     Bearings Inc....................................
159,212
     2,600     Beazer Homes USA Inc.+..........................
41,275
    12,500     Blount Inc., Class A............................
625,000
     6,100     BMC West Corporation+...........................
89,975
    50,300     Brenco Inc......................................
591,025
     3,300     Business Records Corporation Holdings
                 Company+......................................
136,950
     4,500     Centex Construction Products Inc.+..............
58,500
     2,800     Chittenden Corporation..........................
76,300
     6,400     Commercial Intertech Corporation................
128,800
     1,800     Computer Language Research Inc..................
18,900
    90,500     Continental Homes Holding Corporation...........
1,900,500
     5,700     Cubic Corporation...............................
137,512
       800     Curtiss Wright Corporation......................
35,200
     6,500     Daniel Industries Inc...........................
99,937
    35,000     Douglas & Lomason Company.......................
472,500
     1,700     DT Industries Inc...............................
22,100

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CAPITAL GOODS (CONTINUED)
    12,600     Duriron Company.................................     $
321,300
    12,900     Duty Free International Inc.....................
146,737
     1,500     Elcor Corporation+..............................
33,000
   222,200     Fedders Corporation.............................
1,499,850
    18,400     Giddings & Lewis Inc............................
301,300
    15,800     Gorman Rupp Company.............................
235,025
    13,100     Goulds Pumps Inc................................
281,650
     4,200     Granite Construction Inc........................
109,200
       420     Harman International Industries Inc.............
18,690
     2,500     Hughes Supply Inc...............................
65,937
     5,900     Imo Industries Inc.+............................
55,312
     1,500     Intelligent Electronics Inc.....................
13,875
     5,700     International Aluminum Corporation..............
178,125
    18,133     International Cabletel Inc.+....................
489,591
     4,700     Ionics Inc.+....................................
185,062
     4,100     Joslyn Corporation..............................
138,887
     1,000     Juno Lighting Inc...............................
17,562
    12,300     Justin Industries Inc...........................
133,762
   141,800     Kaman Corporation, Class A......................
1,701,600
     6,000     Kasler Holding Company+.........................
36,750
    21,000     Kaufman & Broad Home Corporation................
280,875
    90,700     Kysor Industrial Corporation....................
1,950,050
     1,200     Lawson Products Inc.............................
33,900
    71,700     Lennar Corporation..............................
1,389,187
       300     Lindsay Manufacturing Company+..................
10,350
     2,100     Manitowac Inc...................................
57,488
    18,700     MascoTech Inc...................................
245,438
     1,000     Matthews International Corporation, Class A.....
20,125
     5,200     Measurex Corporation............................
153,400
    15,900     Mesa Airlines Inc.+.............................
168,938
     1,000     Metricom Inc.+..................................
20,750
     3,200     Mikasa Inc.+....................................
44,800
    21,900     Morrison Knudsen Corporation....................
169,725
     2,300     National Presto Industries Inc..................
97,750
     6,500     NVR Inc.+.......................................
63,781
     4,400     Oakwood Homes Corporation.......................
140,800
     7,200     Pacific Scientific Company......................
180,900
     2,500     Park Ohio Industries & Inc.+....................
35,625
     5,900     Pittway Corporation, Class A....................
315,650
     1,700     Plantronics Inc.+...............................
61,200
     3,200     Raymond Corporation+............................
62,400
   104,700     Regal Beloit Corporation........................
1,963,125

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CAPITAL GOODS (CONTINUED)
     3,400     Rexel Inc.+.....................................     $
32,725
     1,500     Robbins & Myers Inc.............................
41,156
    12,200     Rohr Inc.+......................................
189,100
     4,100     Skywest Inc.....................................
92,763
    83,200     Smith (A.O.) Corporation........................
2,069,600
     3,100     Specialty Equipment Companies Inc.+.............
39,525
     9,000     SPS Technologies Inc.+..........................
351,000
     7,100     SPX Corporation.................................
107,388
    18,500     Standard Pacific Corporation....................
129,500
     7,700     Starrett (L.S.) Company, Class A................
177,100
     3,800     Stone & Webster Inc.............................
140,600
    51,000     Sturm Ruger & Company Inc.......................
1,721,250
    40,000     Tecumseh Products Company, Class A..............
1,940,000
     1,800     Teleflex Inc....................................
72,675
     1,300     Toll Bros Inc.+.................................
23,238
     1,375     US Data Corporation+............................
23,031
     8,500     US Home Corporation+............................
204,000
    12,400     Valmont Industries Inc..........................
275,900
    75,100     Varlen Corporation..............................
1,952,600
     5,400     Western Waste Industries+.......................
122,175
       900     Woodhead Daniel Inc.............................
12,713
    68,000     Wyle Electronics Company........................
2,592,500
    11,800     Wyman Gordon Company+...........................
151,925
     8,500     Zurn Industries Inc.............................
185,938
                                                                    ----------
--

35,033,909
                                                                    ----------
--
UTILITIES -- 7.5%
     3,200     Aquarion Company................................
74,000
    10,600     Atmos Energy Corporation........................
210,675
     3,900     Bay State Gas Company...........................
91,650
     4,400     Black Hills Corporation.........................
106,700
     2,000     California Water Service Company................
62,000
     6,000     Cascade Natural Gas Corporation.................
84,750
    54,800     Central Hudson Gas & Electric Corporation.......
1,520,700
    16,900     Central Louisiana Electric Inc..................
414,050
    22,800     Central Maine Power Company.....................
262,200
     6,000     Central Vermont Public Service Corporation......
82,500
     8,500     CILCORP Inc.....................................
303,875
    32,309     Citizens Utilities Company, Series B+...........
355,397
    13,500     Colonial Gas Company............................
263,250
    40,700     Commonwealth Energy Systems.....................
1,653,438
     1,400     Connecticut Energy Corporation..................
27,125

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
     5,400     Connecticut Natural Gas Corporation.............     $
118,800
     3,500     Consumers Water Company.........................
57,750
    57,400     Eastern Utilities Association...................
1,341,725
    26,000     El Paso Electric Company+.......................
17,875
     5,200     Empire District Electric Company................
92,300
    92,600     Energen Corporation.............................
2,025,625
     1,800     Green Mountain Power Corporation................
47,250
    69,000     IES Industries Inc..............................
1,742,250
     9,900     Indiana Energy Inc..............................
205,425
     7,500     Interstate Power Company........................
183,750
     2,400     IWC Resource Corporation........................
45,600
    18,000     KN Energy Inc...................................
470,250
     6,100     Laclede Gas Company.............................
121,238
     4,600     Madison Gas & Electric Company..................
151,800
    13,000     MDU Resources Group Inc.........................
393,250
    92,904     Midamerican Energy Company......................
1,323,881
     7,000     New Jersey Resource Corporation.................
168,000
     7,200     Northwest Natural Gas Company...................
223,200
     9,700     Northwestern Public Service Company.............
243,713
    20,000     ONEOK Inc.......................................
437,500
    37,800     Orange & Rockland Utilities Inc.................
1,242,675
    11,000     Otter Tail Power Company........................
365,750
     3,900     Penn Enterprises Inc............................
123,825
     2,700     Philadelphia Suburban Corporation...............
48,600
    12,700     Piedmont Natural Gas Inc........................
258,763
    27,900     Public Service Company of New Mexico+...........
425,475
     4,700     Public Service Company of North Carolina Inc....
71,675
     1,500     South Jersey Industries.........................
29,813
    77,500     Southern California Water Company...............
1,395,000
    42,900     Southern Indiana Gas & Electric Company.........
1,356,713
    16,200     Southwest Gas Corporation.......................
267,300
     5,800     Southwestern Energy Company.....................
73,225
     8,900     St Joseph Light & Power Company.................
263,663
    70,000     Swift Energy Company+...........................
630,000
     7,500     TNP Enterprises Inc.............................
127,500
   103,700     Tucson Electric Power Company+..................
311,100
    15,200     UGI Corporation.................................
324,900
     8,300     United Cities Gas Company.......................
128,650
    41,800     United Illuminating Company.....................
1,400,300
    12,800     United Water Resources..........................
166,400
    19,600     Washington Energy Company.......................
325,850
    12,200     WICOR Inc.......................................
358,375

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
UTILITIES (CONTINUED)
     9,600     WPS Resource Corporation........................     $
277,200
    26,600     Yankee Energy Systems Inc.......................
555,275
                                                                    ----------
--

25,451,519
                                                                    ----------
--
BANKING -- 7.4%
     6,400     American Federal Bank, Greenville, South
                 Carolina......................................
97,600
     1,300     Anchor Bancorp Wisconsin Inc....................
49,319
    21,250     Associated Banc Corporation.....................
755,703
    14,500     BancorpSouth Inc................................
580,000
     3,000     Bank of New Hampshire Corporation...............
89,250
     5,700     Bankers Corporation.............................
101,175
     7,000     Banker's First Corporation......................
209,125
     4,400     Banknorth Group Inc.............................
138,600
     4,500     Bell Bancorp Inc................................
144,000
    14,200     Boston Bancorp..................................
575,100
     1,400     Brenton Banks Inc...............................
28,175
     7,700     Brooklyn Bancorp Inc.+..........................
287,788
     3,400     BSB Bancorp Inc.................................
106,250
     3,300     California Bancshares Inc.+.....................
73,838
    34,100     California Federal Bank+........................
503,750
    11,900     Centura Banks Inc...............................
370,388
     1,400     Citfed Bancorp Inc..............................
52,500
     7,600     Citizens Bancorp, Maryland......................
232,750
     9,000     Citizens Bancshares Inc.........................
324,000
    16,100     Citizens Banking Corporation, Michigan..........
491,050
       800     Citizens Corporation............................
15,300
       600     Citizens Inc., Class A+.........................
5,550
     2,800     CNB Bancshares Inc..............................
80,500
    91,600     Collective Bancorp Inc..........................
2,290,000
    24,200     Colonial Bancgroup Inc..........................
695,750
     3,200     Columbia First Bank+............................
188,400
     7,200     Commerce Bancorp Inc............................
161,100
     3,100     Community First Bankshares Inc..................
55,800
     8,200     Cullen Frost Bankers Inc........................
377,200
     6,100     F & M Bancorp...................................
164,700
       600     Farmers Capital Bank Corporation................
23,400
     8,800     First Citizens Bancshares Inc...................
462,000
     2,500     First Federal Savings Bank......................
75,938
     2,700     First Financial Bancorp.........................
91,463
     1,700     First Financial Bankshares Inc..................
53,550
    10,070     First Michigan Bank Corporation.................
253,009
     4,000     First Midwest Bancorp Inc.......................
112,500
     5,200     First National Bancorp..........................
127,400

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
     2,000     First Western Bancorp Inc.......................     $
65,000
     1,600     Firstbank Illinois Company......................
45,200
     5,250     Firstbank Puerto Rico San Juan+.................
126,000
     4,100     Firstfed Financial Corporation+.................
67,650
    10,800     Firstfed Michigan Corporation...................
382,050
    29,200     Glendale Federal Savings Bank+..................
459,900
     9,400     Greater New York Savings Bank+..................
111,625
       800     Harris Savings Bank.............................
14,600
     8,800     Hawkeye Bancorporation..........................
220,550
   180,000     Hibernia Corporation............................
1,800,000
     2,800     Homeland Bankshares Corporation.................
79,800
     6,000     Imperial Bancorp+...............................
122,250
     1,300     Intercontinental Bank...........................
37,863
     5,700     Liberty Bancorp Inc.............................
209,475
     5,700     Life Bancorp Inc................................
90,488
     7,700     Long Island Bancorp Inc.........................
195,388
     1,760     MAF Bancorp Inc.................................
42,240
    12,100     Magna Bancorp Inc...............................
344,850
     5,000     Mark Twain Bancshares Inc.......................
175,000
     1,800     Maryland Federal Bancorp Inc....................
59,400
       600     Mid America Bancorp.............................
11,250
     3,100     MLF Bancorp Inc.................................
73,625
     4,400     NS Bancorp Inc..................................
151,800
       600     National Bancorp Alaska Inc.....................
34,800
       200     National City Bancshares Inc....................
8,250
    13,700     National Commerce Bancorporation................
335,650
    15,076     NBD Bancorp Inc.................................
538,967
     2,500     NBT Bancorp Inc.................................
40,000
     6,400     New York Bancorp Inc............................
130,400
    10,750     North Side Savings Bank.........................
311,750
    17,400     Northfork Bancorporation........................
337,125
    10,200     Onbancorp Inc...................................
291,975
     9,200     One Valley Bancorp West Virginia Inc............
282,900
     5,500     Peoples Bank....................................
109,313
       200     Pinnacle Banc Group Inc.........................
5,600
    23,600     Premier Bancorp.................................
469,050
     5,700     Provident Bancorp Inc...........................
238,688
     5,075     Provident Bankshares Corporation................
150,981
     2,900     Queens County Bancorp Inc.......................
105,850
     5,400     Reliance Bancorp Inc............................
76,275
     8,800     Republic Bancorp Inc............................
117,700
    13,300     River Forest Bancorp............................
598,500
     9,700     Rochester Community Savings Bank................
236,438

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
BANKING (CONTINUED)
     6,000     S & T Bancorp Inc...............................     $
147,000
    28,300     Sovereign Bancorp Inc...........................
283,000
    13,000     St Paul Bancorp Inc.............................
328,250
     1,600     Sumitomo Bank...................................
37,600
    24,500     Summit Bancorporation...........................
612,500
    22,400     Susquehanna Bancshares Inc......................
632,800
       100     Tompkins County Trust Company...................
3,200
     6,840     Trustco Bank Corporation........................
136,800
     1,400     United Bankshares Inc...........................
41,650
     9,700     United Carolina Bancshares Corporation..........
339,500
       900     United Countys Bancorporation...................
174,600
       700     US Bancorp......................................
20,125
     3,400     Victoria Bankshares Inc.........................
98,600
     3,700     Wesbanco Inc....................................
105,913
     5,600     Westamerica Bancorporation......................
208,600
    42,100     Zions Bancorp...................................
2,326,025
                                                                    ----------
--

25,246,300
                                                                    ----------
--
TECHNOLOGY -- 6.0%
    26,700     American Business Products Inc..................
503,963
     8,400     Amtrol Inc......................................
140,700
     4,300     Analogic Corporation............................
81,700
    16,300     Applied Magnetics Corporation+..................
187,450
     9,800     Artisoft Inc.+..................................
121,275
    11,100     Augat Inc.......................................
244,200
     5,100     BancTec Inc.+...................................
87,975
     3,700     Bell Industries Inc.+...........................
78,163
    16,000     Borland International Inc.+.....................
224,000
     4,900     Brooktree Corporation+..........................
97,388
     5,100     Caere Corporation+..............................
61,200
       300     Circon Corporation+.............................
5,588
     1,800     Comdata Holdings Corporation+...................
42,975
    50,000     Comdisco Inc....................................
1,525,000
     9,700     Compression Labs Inc.+..........................
80,025
    25,700     Computervision Corporation+.....................
298,763
    16,700     Conner Peripherals Inc.+........................
223,363
     4,400     Control Data Systems Inc.+......................
44,275
    18,400     Cray Research Inc.+.............................
427,800
     6,600     Crosscomm Corporation+..........................
76,725
    25,400     Data General Corporation+.......................
247,650
     3,600     Designs Inc.+...................................
31,050
     7,100     Ekco Group Inc..................................
47,038
    19,950     Electro Rent Corporation+.......................
339,150

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
   120,000     Ennis Business Forms Inc........................     $
1,560,000
     3,200     Evans & Sutherland Computer+....................
60,000
     3,800     Fluke Corporation...............................
146,300
     4,500     GenRad, Inc.+...................................
37,125
    14,800     Gerber Scientific Inc...........................
253,450
       400     Hutchinson Technology Inc.+.....................
31,300
     3,400     InaCom Corporation+.............................
42,500
    16,100     Information Resorces Inc.+......................
207,288
    32,700     Intergraph Corporation+.........................
404,663
     8,600     Intermet Corporation+...........................
95,675
     3,300     Logicon Inc.....................................
181,500
   120,000     MacNeal Schwendler Corporation..................
1,890,000
     4,000     Marshall Industries+............................
127,000
    39,400     Maxtor Corporation+.............................
214,238
     1,600     McWhorter Technologies Inc.+....................
23,800
    12,700     Merisel Inc.+...................................
80,963
     9,000     Minerals Technologies Inc.......................
326,250
    59,100     MTS Systems Corporation.........................
1,691,738
     9,900     Mycogen Corporation+............................
101,475
     4,700     Nashua Corporation..............................
84,600
     4,300     Network Computing Devices Inc.+.................
31,175
     6,138     NEXTEL Communications Inc., Class A+............
109,717
    11,400     Orbital Sciences Corporation+...................
195,225
    72,800     Park Electrochemical Corporation................
2,074,800
     5,125     Price Cellular Corporation+.....................
64,703
    75,000     Pioneer Standard Electronics Inc................
1,931,250
    11,400     Recognition International Inc.+.................
114,000
    16,200     Sci Systems Inc.+...............................
502,200
     8,600     Sequent Computer Systems Inc.+..................
203,175
     6,100     Southern Union Company+.........................
106,750
     9,100     Standard Microsystems Corporation+..............
151,288
    12,900     Standard Register Company.......................
274,125
     3,800     StarSight Telecast Inc.+........................
17,100
    14,400     Stratus Computer Inc.+..........................
403,200
     7,100     SyQuest Technology Inc.+........................
117,150
     2,900     Syratech Corporation+...........................
53,650
     5,700     Tech Data Corporation+..........................
67,688
     3,200     Tech System Corporation+........................
93,200
     3,900     Telxon Corporation..............................
81,900
     2,800     TETRA Technologies Inc.+........................
38,850
       200     TGV Software Inc.+..............................
3,000
     5,000     Tracor Inc.+....................................
85,000

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
     1,800     Wall Data Inc.+.................................     $
32,850
    20,900     Wang Labs Inc.+.................................
365,750
     4,900     Watkins Johnson Company.........................
246,225
     8,000     Winthrop Resources Corporation..................
138,000
     2,600     Xircom+.........................................
30,875
     3,800     Zeigler Coal Holding Company....................
47,975
    10,900     Zero Corporation................................
171,675
                                                                    ----------
--

20,529,777
                                                                    ----------
--
CONSUMER NON-DURABLES -- 5.9%
     5,500     Acceptance Insurance Companies Inc.+............
90,750
    16,800     Alico Inc.......................................
302,400
    63,900     American Maize Products Company, Class A........
2,484,112
     7,200     Angelica Corporation............................
180,000
     2,000     Au Bon Pain Inc., Class A+......................
18,000
     4,600     Bombay Company+.................................
38,525
    10,900     Brown Group Inc.................................
198,925
    10,600     Burlington Coat Factory Wholesale
                 Corporation+..................................
127,200
    22,900     Burlington Industries Inc.+.....................
283,388
    15,200     Carter Wallace Inc..............................
195,700
    12,600     Cephalon Inc.+..................................
305,550
    38,100     Checkers Drive-In Restaurants Inc.+.............
77,391
    19,700     Chiquita Brands International Inc...............
310,275
     6,200     Church & Dwight Inc.............................
141,825
     7,200     Circle K Corporation+...........................
155,700
     4,400     Coca Cola Bottling Company......................
146,300
    20,200     Coors Adolph Company, Class B...................
343,400
     3,300     Dekalb Genetics Corporation, Class B............
131,588
   100,000     Dimon Inc.......................................
1,750,000
    11,900     Edison Brothers Stores Inc......................
38,675
       600     Falcon Products Inc.............................
7,800
     4,200     Felcor Suite Hotels Inc.........................
115,500
    14,500     Fieldcrest Cannon Inc.+.........................
346,188
    19,500     Flagstar Companies Inc.+........................
97,500
    18,700     Flowers Industries Inc..........................
385,688
     7,500     Foodbrands America Inc.+........................
109,688
    27,600     Foodmaker Inc.+.................................
179,400
    26,400     Garan Inc.......................................
458,700
    18,800     Griffon Corporation+............................
150,400
    15,800     Hartmarx Corporation+...........................
102,700
     4,000     Helene Curtis Industries Inc....................
118,000
     5,500     Hometown Buffet Inc.+...........................
65,313

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER NON-DURABLES (CONTINUED)
    13,100     Hudson Foods Inc................................     $
193,225
     5,700     Ingles Markets Inc., Class A....................
59,138
    84,800     International Multifoods Corporation............
1,908,000
    12,200     Interstate Bakeries Corporation.................
237,900
     5,200     J & J Snack Foods Corporation+..................
63,700
       400     JP Foodservice Inc.+............................
5,700
    12,100     Kellwood Company................................
254,100
    18,100     Kimball International Inc., Class B.............
466,075
     1,000     Lands End Inc.+.................................
17,375
    11,700     Levitz Furniture Inc.+..........................
78,975
     3,000     Maybelline Inc..................................
75,750
     6,600     Michaels Foods Inc..............................
85,800
     2,400     Midwest Grain Products Inc......................
42,000
     1,100     Monvadi Robert Corporation, Class A+............
20,625
     6,000     Morningstar Group Inc.+.........................
51,750
     4,000     O'Sullivan Corporation..........................
44,000
    13,000     O'Sullivan Industries Holdings+.................
104,000
     1,600     Penwest Ltd.....................................
40,800
    15,700     Phillips Van Heusen Corporation.................
231,575
     6,700     Pilgrims Pride Corporation......................
52,763
     1,500     Pratt & Lambert United Inc......................
33,375
    12,400     Ralcorp Holdings Inc.+..........................
280,550
    16,900     Savannah Foods & Industries Inc.................
181,675
       100     Seaboard Corporation............................
25,000
     2,700     Sholodge Inc.+..................................
41,175
    14,800     Sizzler International Inc.......................
88,800
     9,500     Smucker (J.M.) Company, Class A.................
199,500
     2,626     Standard Commercial Corporation.................
31,184
    18,900     Stride Rite Corporation.........................
212,625
    72,600     Thorn Apple Valley Inc..........................
1,352,175
    66,400     Toro Company....................................
1,983,700
    14,200     Tultex Corporation+.............................
86,975
    26,500     Tyco Toys Inc.+.................................
175,563
   219,900     Windmere Corporation............................
1,704,225
     9,700     WLR Foods Inc...................................
128,525
                                                                    ----------
--

20,014,879
                                                                    ----------
--
CONSUMER DURABLES -- 5.0%
     3,200     Anthony Industries Inc..........................
64,400
    10,900     BE Aerospace Inc.+..............................
81,750
     4,800     BWIP Inc........................................
85,800
     4,600     Chromcraft Revington Inc.+......................
105,800

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER DURABLES (CONTINUED)
    12,100     CML Group Inc...................................     $
104,363
   105,000     Coachmen Industries Inc.........................
1,693,125
     2,300     Cross AT Company, Class A.......................
36,513
     2,900     Detroit Diesel Corporation+.....................
54,013
     5,400     Donaldson Inc...................................
137,025
     1,300     Donnelly Corporation............................
20,800
     9,400     Ethan Allen Interiors Inc.+.....................
198,575
     2,900     Excel Industries Inc............................
38,425
    22,300     Federal Mogul Corporation.......................
496,175
    12,500     Figgie International Holdings Inc., Class A+....
160,938
   152,300     GenCorp Inc.....................................
1,808,563
    50,000     General Housewares Corporation..................
606,250
    13,800     Hovnanian Enterprises Inc., Class A+............
84,525
     2,700     Hunt Manufacturing Company......................
36,788
    15,600     Indresco Inc.+..................................
261,300
     8,000     Interface Inc., Class A.........................
120,000
     5,300     Knape & Vogt Manufacturing Company..............
91,425
     6,200     La Z Boy Chair Company..........................
175,925
     7,800     MDC Holdings Inc................................
60,450
    13,800     Mid-American Waste Systems Inc.+................
74,175
    24,310     Myers Industries Inc............................
352,495
     4,100     Oneida Ltd......................................
64,063
     7,200     Oshkosh B Gosh Inc., Class A....................
127,800
    96,200     Outboard Marine Corporation.....................
2,056,275
     9,200     Pillowtex Corporation+..........................
116,150
    14,000     Pulte Corporation...............................
378,000
     4,000     Rival Company...................................
79,000
    20,400     Roadmaster Industries Inc.+.....................
58,650
     6,600     Russ Berrie & Company Inc.......................
95,700
    20,700     Ryland Group Inc................................
326,025
     6,700     Schuler Homes Inc.+.............................
79,563
     2,600     Sequa Corporation, Class A+.....................
69,225
     6,900     Simpson Industries Inc..........................
81,075
     5,800     Skyline Corporation.............................
102,225
    12,600     Southdown Inc.+.................................
239,400
     6,500     Springs Industries Inc..........................
280,313
    99,800     Standard Motor Products Inc.....................
1,983,525
    74,000     Standard Products Company.......................
1,443,000
     7,500     Stant Corporation...............................
82,500
     4,000     TBC Corporation+................................
38,000
     6,200     Thomas Industries Inc...........................
106,175
       700     Thor Industries Inc.............................
12,688

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER DURABLES (CONTINUED)
       850     Uno Restaurant Corporation+.....................     $
6,694
     3,200     Walbro Corporation..............................
73,200
   200,000     Winnebago Industries Inc........................
1,675,000
     2,500     Wynns International Inc.........................
67,500
    30,100     Zenith Electronics Corporation+.................
255,850
                                                                    ----------
--

16,847,194
                                                                    ----------
--
ENERGY -- 4.8%
     4,000     ACX Technologies Inc.+..........................
234,000
    12,300     Ameridata Technologies Inc.+....................
127,613
     1,100     Aquila Gas Pipeline Corporation.................
10,588
     6,600     Ashland Coal Inc................................
190,575
     1,300     Belden & Blake Corporation+.....................
21,125
       700     Brown Tom Inc.+.................................
9,625
    10,500     Cabot Oil & Gas Corporation, Class A............
152,250
    11,800     Camco International Inc.........................
268,450
     5,100     Capsure Holdings Corporation+...................
70,125
     4,200     Cascade Corporation.............................
65,100
     2,200     Cherry Corporation, Class B+....................
33,000
    14,600     Coda Energy Inc.+...............................
109,500
     1,900     Cross Timbers Oil Company.......................
27,788
     1,400     Crown Cent Pete Corporation, Class A+...........
22,400
     8,900     Destec Energy Inc.+.............................
141,288
    75,000     Diamond Shamrock Inc............................
1,996,875
     1,300     Dovatron International Inc.+....................
42,250
     3,900     Dravo Corporation+..............................
55,088
    15,700     Eastern Enterprises.............................
480,813
     1,100     Energy Conversion Devices Inc.+.................
18,425
     7,300     Energy Ventures Inc.+...........................
146,000
    20,300     Enterra Corporation+............................
444,063
     3,600     Getty Pete Corporation+.........................
45,000
    18,100     Helmerich & Payne Inc...........................
518,113
     1,100     Hondo Oil & Gas Company+........................
22,000
     5,100     HS Resources Inc.+..............................
75,225
   110,000     KCS Energy Inc..................................
1,595,000
    12,400     Lone Star Technologies Inc.+....................
116,250
     2,300     Louis Dreyfus Natural Gas Corporation+..........
31,338
    12,900     Magnetek Inc.+..................................
162,863
    21,200     Mesa Inc.+......................................
98,050
    41,100     Nabors Industries Inc.+.........................
380,175
    36,100     Noble Drilling Corporation+.....................
288,800
     1,800     North Carolina Natural Gas Corporation..........
39,375

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
     6,200     Nuevo Energy Company+...........................     $
153,450
     4,000     NUI Corporation.................................
60,500
       800     Oceaneering International Inc.+.................
9,400
   142,400     Offshore Logistics Inc.+........................
1,958,000
    43,500     Parker Drilling Company+........................
244,688
    20,900     Parker & Parsley Pete Company...................
446,738
     4,300     Petroleum Heat & Power Inc., Class A............
35,475
     4,800     Phoenix Resource Companies Inc..................
175,800
    17,100     Quaker State Corporation........................
256,500
    63,900     Rowan Companies Inc.+...........................
519,188
    19,600     Seagull Energy Corporation+.....................
394,450
    20,100     Sierra Pacific Resources........................
432,150
     8,500     Smith International Inc.+.......................
148,750
    12,800     Snyder Oil Corporation..........................
168,000
     2,200     Southeastern Michigan Gas Enterprises Inc.......
42,350
    13,000     St. Mary Land & Exploratory Company.............
169,000
     2,970     Tejas Gas Corporation+..........................
147,758
     1,600     Tejas Power Corporation+........................
14,400
    13,700     Tesoro Pete Corporation+........................
131,863
     5,100     Tide West Oil Inc.+.............................
52,275
    55,000     Tosco Corporation...............................
1,766,875
    15,700     Triarc Companiess Inc., Class A+................
227,650
     7,500     USX-Delhi Group.................................
79,688
    19,700     Varco International Inc.+.......................
216,700
     3,200     Weatherford International Inc.+.................
42,000
     7,460     Westcorp, Inc...................................
154,795
     9,000     Western Gas Resource Inc........................
154,125
     1,400     Wiser Oil Company...............................
19,600
                                                                    ----------
--

16,261,298
                                                                    ----------
--
HEALTH CARE -- 4.6%
     7,900     A L Pharma Inc..................................
165,900
    13,600     Acuson+.........................................
178,500
   140,000     ADAC Labs.......................................
1,610,000
     8,900     Advanced Technology Labs Inc.+..................
151,300
   108,000     Allied Healthcare Products Inc..................
1,728,000
     2,900     Amerisource Health Corporation, Class A+........
65,975
    18,100     AMSCO International Inc.+.......................
323,538
       700     Apogee Inc.+....................................
13,125
    13,200     Applied Bioscience International Inc.+..........
97,350
    90,000     Bergen Brunswig Corporation, Class A............
1,878,750
   119,300     Bindley Western Industries Inc..................
1,834,237

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
     4,100     Bio Rad Labs Inc., Class A+.....................     $
156,825
    11,800     Block Drug Inc., Class A........................
463,150
     9,000     CellPro Inc.+...................................
144,000
     2,300     Chemed Corporation..............................
81,075
     1,700     Coastal Physician Group Inc.+...................
25,713
     7,100     Coherent Inc.+..................................
252,050
     1,600     Columbia Labs Inc.+.............................
13,900
    32,100     Community Psychiatric Centers...................
377,175
       900     Coram Healthcare Corporation+...................
4,388
     6,000     Datascope Corporation+..........................
126,000
     5,700     Employee Benefit Plans Inc.+....................
101,175
    11,300     FoxMeyer Health Corporation+....................
290,975
     2,400     GranCare Inc.+..................................
45,300
   105,000     Herbalife International Inc.....................
1,338,750
    16,857     Horizon Healthcare Corporation+.................
368,747
     2,900     IGEN Inc.+......................................
19,575
     9,200     Immulogic Pharmaceutical Corporation+...........
98,900
     3,200     Integrated Health Services Inc..................
95,600
     3,500     Kinetic Concepts Inc............................
31,500
       400     Living Centers America Inc.+....................
12,200
    13,700     Mariner Health Group Inc.+......................
188,375
     3,100     Maxxim Med Inc.+................................
48,050
    45,000     Medex Inc.......................................
461,250
    10,700     NBTY Inc.+......................................
63,531
    12,600     NeXstar Pharmaceuticals+........................
185,850
    33,500     NovaCare Inc.+..................................
276,375
     5,800     NPC International Inc...........................
36,975
    10,100     Omega Healthcare Investors Inc..................
260,075
     7,600     Paragon Trade Brands Inc.+......................
117,800
    16,500     Playtex Products Inc.+..........................
162,938
    10,800     Regeneron Pharmaceuticals Inc.+.................
166,050
     2,600     Roberts Pharmaceutical Corporation+.............
47,450
     9,600     SciClone Pharmaceuticals Inc.+..................
84,000
    25,600     Scios-Nova Inc.+................................
105,600
    12,500     Smiths Food & Drug Centers Inc, Class B.........
235,938
     5,500     Sola International Inc.+........................
125,813
     5,400     Spacelabs Med Inc.+.............................
141,075
    10,500     Sun Healthcare Group Inc.+......................
153,563
     7,800     Superior Surgical Manufacturing Inc.............
82,875
       800     Systemix Inc.+..................................
10,400
    11,500     Unilab Corporation+.............................
54,625
     9,700     Universal Health Services Inc., Class B+........
333,438

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
       300     Vallen Corporation+.............................     $
5,550
    10,700     West Inc........................................
319,663
                                                                    ----------
--

15,760,932
                                                                    ----------
--
TRANSPORTATION -- 2.5%
    12,800     Airborne Freight Corporation....................
260,800
    38,900     Alaska Air Group Inc.+..........................
758,550
    18,300     America West Airlines Inc., Class B+............
240,188
    83,600     American President Companies Ltd................
2,455,750
     2,400     Arnold Industries Inc...........................
42,900
     4,300     Careline Inc.+..................................
39,036
     8,100     Champion Enterprises Inc.+......................
137,700
       700     Florida East Coast Industries Inc...............
49,263
     4,500     Fruehauf Trailer Corporation+...................
13,500
    34,600     Greyhound Lines Inc.+...........................
155,700
     5,300     Harper Group Inc................................
95,400
     9,900     Hunt (J.B.) Transportation Services Inc.........
158,400
    17,700     International Shipholding Corporation...........
435,863
    17,600     Kirby Corporation+..............................
272,800
     1,800     M S Carriers Inc.+..............................
33,750
    20,000     Omi Corporation+................................
155,000
    58,400     Oshkosh Truck Corporation, Class B..............
788,400
     4,700     Overseas Shipholding Group Inc..................
98,113
    15,600     Rollins Truck Leasing Corporation...............
169,650
   100,000     Sea Containers Ltd., Class A....................
1,750,000
       800     SEACOR Holdings Inc.+...........................
18,800
       800     Spartan Motors Inc..............................
7,250
     6,900     TNT Freightways Corporation.....................
143,175
     6,700     Tower Air Inc...................................
53,600
    23,600     US Air Group Inc.+..............................
191,750
     1,900     Werner Enterprises Inc..........................
38,475
    16,000     Yellow Corporation..............................
226,000
                                                                    ----------
--

8,789,813
                                                                    ----------
--
REAL ESTATE -- 0.9%
    70,000     American Health Properties Inc..................
1,522,500
     2,900     Amli Residential Properties Trust...............
54,738
     7,700     Bay Apartment Community Inc.....................
160,738
     7,200     Commercial Net Lease Realty Inc.................
91,800
    19,500     Debartolo Realty Corporation....................
275,438
     6,800     HGI Realty Inc..................................
170,850
     6,800     National Golf Properties Inc....................
148,750
     4,400     Prime Residential Inc...........................
68,750

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
----------                                                          ----------
--
COMMON STOCKS (CONTINUED)
REAL ESTATE (CONTINUED)
     7,400     Roc Communities Inc.............................     $
163,725
     4,800     Storage Trust Realty............................
100,800
     4,500     Urban Shopping Centers Inc......................
95,625
     9,400     Walden Residential Properties Inc...............
177,425
                                                                    ----------
--

3,031,139
                                                                    ----------
--
                 TOTAL COMMON STOCKS (Cost $301,233,135).......
331,546,903
                                                                    ----------
--

   FACE
  VALUE
----------
COMMERCIAL PAPER -- 0.3% (Cost $978,000)
$  978,000     General Electric Capital Corporation 5.820% due
                 9/1/95........................................
978,000
                                                                    ----------
--
REPURCHASE AGREEMENT -- 1.6% (Cost $5,565,000)
 5,565,000     Agreement with Union Bank of Switzerland
                 Securities Inc., 5.750% dated 8/31/95 to be
                 repurchased at $5,565,889 on 9/1/95,
                 collateralized by $5,920,000 U.S. Treasury
                 Note, Zero Coupon due 5/30/96.................
5,565,000
                                                                    ----------
--
TOTAL INVESTMENTS (Cost $307,776,135*)..............         99.3 %
338,089,903
OTHER ASSETS AND LIABILITIES (NET)..................          0.7
2,216,356
                                                         ---------      ------
------
NET ASSETS..........................................        100.0 %
$340,306,259
                                                         ---------      ------
------
                                                         ---------      ------
------

-------------------
* Aggregate cost for Federal tax puposes.
 + Non-income producing security.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Small Capitalization Value Equity Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Commercial Paper, Repurchase Agreement
     and Net Other Assets and Liabilities                           2.6%
    Other Common Stocks                                            12.8%
    Consumer Durables                                               5.0%
    Consumer Non-Durables                                           5.9%
    Technology                                                      6.0%
    Utilities                                                       7.5%
    Banking                                                         7.4%
    Capital Goods                                                  10.3%
    Consumer Services                                              11.2%
    Basic Industries                                               12.1%
    Financial Services                                             19.2%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS --97.0%
TECHNOLOGY -- 24.0%
      9,100     3Do Company+...................................     $
117,162
      3,700     Access Health Inc.+............................
86,487
     17,400     Advanced Tissue Sciences Inc., Class A+........
215,325
     54,600     Alantec Corporation+...........................
2,184,000
      7,600     Alliant Techsystems Inc.+......................
357,200
      4,900     Altron Inc.+...................................
133,525
      6,900     American Business Information, Inc.+...........
131,100
     14,400     American Management Systems Inc.+..............
367,200
      5,300     AMTROL Inc.....................................
88,775
      5,000     Analysts International Corporation.............
156,250
      8,200     ANTEC Corporation+.............................
146,575
      7,000     Applied Digital Access Inc.+...................
82,250
      2,400     Applied Innovation Inc.+.......................
117,000
      7,100     Applied Power Inc..............................
235,187
      3,200     Atria Software Inc.+...........................
163,200
     25,900     Aura Systems Inc.+.............................
123,025
     12,900     Auspex Systems Inc.+...........................
203,175
      7,000     Autofinance Group Inc.+........................
115,500
     10,200     Banyan Systems Inc.+...........................
121,125
     17,600     Biocontrol Technology Inc.+....................
58,850
      9,700     BISYS Group Inc.+..............................
237,650
     10,700     Black Box Corporation+.........................
176,550
      7,000     BMC Industries Inc.............................
259,000
      9,900     Bolt, Beranek & Newman Inc.+...................
329,175
      4,800     Boole Babbage Inc.+............................
144,600
     12,700     Borland International Inc.+....................
177,800
     10,300     Boston Technology Inc.+........................
144,200
      7,100     BroadBand Technologies Inc.+...................
173,950
      5,100     Broadway & Seymour Inc.+.......................
144,713
      7,200     Brooktree Corporation+.........................
143,100
      7,700     Burr-Brown Corporation+........................
254,100
      5,100     C-COR Electronics Inc.+........................
163,200
      7,200     California Microwave Inc.+.....................
189,000
      6,600     CDI Corporation+...............................
132,825
     32,500     CDW Computer Certified Inc.+...................
1,755,000
      6,200     Cellular Communications Inc.+..................
190,650
      3,400     Cellular Technical Services Inc.+..............
89,250
      7,800     Checkpoint Systems Inc.+.......................
187,200
     20,800     Cheyenne Software Inc.+........................
429,000
      9,400     Chipcom Corporation+...........................
377,175
     10,100     Chips & Technologies Inc.+.....................
138,875

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
     79,000     Cognex Corporation+............................     $
3,940,125
     58,100     Coherent Communications Systems+...............
1,321,775
      5,200     Cohu Inc.......................................
154,700
      7,100     Colonial Data Tech Corporation+................
128,687
      8,200     Comdata Holdings Corporation+..................
195,775
      6,900     Commnet Cellular Inc.+.........................
194,925
      5,800     Computer Horizons Corporation+.................
110,200
     14,700     Computer Network Technology Company+...........
124,950
     15,300     Computer Products Inc.+........................
118,575
     10,800     Comverse Technology Inc.+......................
216,000
     14,400     Conner Peripherals Inc.+.......................
192,600
     10,200     Continuum Inc.+................................
369,750
     13,600     Copytele Inc.+.................................
130,900
     10,100     Cyrix Corporation+.............................
347,188
     40,800     David & Associates Inc.+.......................
2,101,200
      3,800     Devon Group Inc.+..............................
152,475
      3,400     DH Technology Inc.+............................
97,750
      3,600     Dialogic Corporation+..........................
88,650
      7,000     Digi International Inc.+.......................
197,750
      2,700     Digital Link Corporation+......................
63,450
      7,800     Digital Microwave Corporation+.................
83,850
      4,400     Dionex Corporation+............................
223,300
     10,000     Dynatech Corporation+..........................
200,000
      2,850     Edmark Corporation+............................
114,000
      5,700     Eis International Inc.+........................
107,587
      4,600     Electro Scientific Industries Inc.+............
155,250
     63,900     Electronics For Imaging Inc.+..................
3,610,350
      4,500     Emmis Broadcasting Corporation+................
137,250
      5,200     EMPI Inc.+.....................................
90,350
      3,200     Encad Inc.+....................................
54,000
     14,700     Ennis Business Forms Inc.......................
191,100
     17,400     Epic Design Technology Inc.+...................
750,375
      5,300     Exar Corporation+..............................
197,425
      6,100     Filenet Corporation+...........................
279,075
      4,200     Fore Systems Inc.+.............................
141,750
      6,900     Frame Technology Corporation+..................
181,988
      4,000     Franklin Electronic Publishers Inc.+...........
120,500
     96,500     FSI International Inc.+........................
3,401,625
      9,700     FTP Software Inc.+.............................
225,525
     11,900     Gen Datacomm Industries Inc.+..................
139,825
      9,000     Genrad Inc.+...................................
74,250

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
     22,900     Geotek Communications Inc.+....................     $
178,906
    106,400     Global Village Communication+..................
1,662,501
      4,500     Hadco Corporation+.............................
126,563
     42,400     Helix Technology Corporation...................
2,158,425
      2,000     Hickory Technology Corporation.................
68,000
      8,200     Hogan Systems Inc.+............................
76,875
      2,800     Hutchinson Technology Inc.+....................
219,100
     50,900     Hyperion Software Corporation+.................
2,366,850
      6,900     ICC Technologies Inc.+.........................
93,150
      4,000     In Focus Systems Inc.+.........................
124,500
      4,300     Integrated Systems Inc.+.......................
125,775
     22,800     Interdigital Communications Corporation+.......
200,925
      7,004     Intermagnetics Gen Corporation+................
118,192
     11,100     Intermet Corporation+..........................
123,488
     12,100     International Rectifier Corporation+...........
490,050
      8,800     Intersolv Inc.+................................
173,800
      8,200     Irvine Sensors Corporation+....................
72,775
      5,700     ITI Technologies Inc.+.........................
159,600
     12,400     Jacobs Engineering Group Inc.+.................
314,650
     10,000     Keane Inc.+....................................
262,500
     15,200     Kenetech Corporation+..........................
96,900
      9,400     Kulicke & Soffa Industries Inc.+...............
365,425
      8,300     Landauer Inc...................................
151,475
      8,100     Landmark Graphics Corporation+.................
206,550
     10,000     Lattice Semiconductor Corporation+.............
328,750
      3,700     Learning Company+..............................
216,450
     15,600     LTX Corporation+...............................
177,450
      9,200     Macneal Schwendler Corporation.................
144,900
      6,100     Marcam Corporation+............................
68,625
      5,700     Marshall Industries+...........................
180,975
     72,700     Mcafee Associates Inc.+........................
3,189,713
      8,100     McWhorter Technologies Inc.+...................
120,487
     50,400     Medic Computer Systems Inc.+...................
2,217,600
      6,100     Mercury Interactive Corporation+...............
138,013
     11,300     Methode Electronics Inc., Class A..............
265,550
      6,000     Metrocall Inc.+................................
138,000
     43,500     Micro Warehouse Inc.+..........................
2,077,125
      6,500     Microcom Inc.+.................................
130,000
      4,100     Micron Electronics Inc.+.......................
73,800
      4,800     Microtouch Systems Inc.+.......................
97,200
      7,000     Minerals Technologies Inc.+....................
253,750

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
      4,950     Minnesota Educational Computing Corporation+...     $
143,550
      7,800     Mylex Corporation+.............................
124,800
      8,400     National Computer Systems Inc..................
172,200
     57,100     National Data Corporation......................
1,470,325
      4,400     Nationwide Cellular Service Inc.+..............
121,000
     14,696     Nellcor Puritan Bennett Inc.+..................
764,192
      4,600     Netcom On-Line Communication Services Inc.+....
171,925
     15,500     Netmanage Inc.+................................
298,375
      8,900     Network Equipment Technologies+................
333,750
     10,000     Network Gen Corporation+.......................
351,875
      7,200     Network Peripherals Inc.+......................
101,700
     12,800     Nu-Kote Holdings Inc., Class A+................
251,200
     11,900     Octel Communications Corporation+..............
406,087
     29,100     OIS Optical Imaging Systems Inc.+..............
134,588
      4,000     Opti Inc.+.....................................
80,500
      6,100     Organogenesis Inc.+............................
121,238
      6,400     Park Electrochemical Corporation...............
182,400
      7,900     Paxar Corporation+.............................
145,162
      4,500     Peak Technologies Group Inc.+..................
127,125
      8,200     Phoenix Technology Ltd.+.......................
89,175
      8,100     Picturetel Corporation+........................
455,625
      8,600     Pioneer Standard Electronics Inc...............
221,450
      4,200     Planar Systems Inc.+...........................
84,000
      7,100     Platinum Software Corporation+.................
83,425
     15,296     Platinum Technology Inc.+......................
361,368
      3,100     Progress Software Corporation+.................
180,575
      3,600     Proxima Corporation+...........................
67,050
     10,000     Quarterdeck Corporation+.......................
174,375
      8,500     Radius Inc.+...................................
62,688
     71,800     S3 Inc.+.......................................
2,818,150
     10,900     Sci Systems Inc.+..............................
337,900
      2,900     Security Dyamics Technologies Inc.+............
116,362
      8,500     SEI Corporation................................
188,063
     10,200     Sequent Computer Systems Inc.+.................
240,975
      4,600     Shiva Corporation+.............................
218,500
      8,000     Sierra On-Line Inc.+...........................
312,000
     31,700     Sierra Semiconductor Corporation+..............
1,565,188
     53,900     Silicon Valley Group+..........................
2,317,700
      4,500     Siliconix Inc.+................................
137,250
      9,400     Softkey International Inc.+....................
374,825
     35,800     Spectrian Corporation+.........................
1,655,750

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
TECHNOLOGY (CONTINUED)
      9,600     Spectrum Holobyte Inc.+........................     $
165,600
     11,600     Stac Electronics+..............................
104,400
     15,100     Structural Dynamics Research Corporation+......
273,687
      3,600     Summa Four Inc.+...............................
83,700
      9,400     System Software Associates Inc.................
296,688
     33,800     Systems & Computer Technology+.................
899,925
     13,300     Tech Data Corporation+.........................
157,937
      3,500     Tekelec+.......................................
81,375
      8,700     Telular Corporation+...........................
122,480
      7,900     Telxon Corporation.............................
165,900
      6,300     Tivoli Systems Inc.+...........................
191,362
      5,800     Trident Microsystems Inc.+.....................
126,875
      6,400     Unitrode Corporation+..........................
192,000
     12,400     Verifone Inc.+.................................
351,850
      3,500     Veritas Software Company+......................
89,250
     11,100     Viewlogic Systems Inc.+........................
144,300
      3,300     Xylogics Inc.+.................................
114,675
     47,800     Zebra Technologies Corporation, Class A+.......
2,784,350
     10,100     Zilog Inc.+....................................
449,450
                                                                    ----------
--

75,882,277
                                                                    ----------
--
CONSUMER SERVICES -- 21.1%
      5,800     ACS Enterprises Inc.+..........................
105,125
    140,600     Acxiom Corporation+............................
3,778,625
     11,600     ADVO Inc.......................................
216,050
      5,200     Affiliated Computer Services Inc., Class A+....
155,350
      1,300     Alexanders Inc.+...............................
77,675
     39,300     Alternative Resources Corporation+.............
1,169,175
      9,900     American Classic Voyages Company...............
105,187
     10,700     American Safety Razor Company+.................
107,000
      9,100     Ann Taylor Stores Corporation+.................
176,312
     15,100     Applebee's International Inc...................
453,000
      7,200     APS Holding Corporation, Class A+..............
187,200
      8,600     Arbor Drugs Inc................................
161,250
      6,500     Arch Communications Group Inc.+................
177,531
     18,100     Arctco Inc.....................................
246,612
      7,600     Argosy Gaming Corporation+.....................
108,300
      2,000     Associated Group Inc., Class A+................
41,500
      5,000     Baby Superstore Inc.+..........................
234,375
     10,900     Barefoot Inc...................................
129,438
      7,100     BET Holdings Inc., Class A+....................
130,462
     11,000     BJ Services Company+...........................
275,000

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
      7,800     Books A Million+...............................     $
129,675
      6,900     Borders Group Inc.+............................
139,725
     11,700     Borg Warner Security Corporation+..............
99,450
     15,900     Buffets Inc.+..................................
208,688
     72,700     Cambridge Technology Partners, Inc.+...........
2,853,475
     13,500     Casey's General Stores Inc.....................
271,687
      7,100     Casino America Inc.+...........................
102,950
     12,100     Casino Magic Corporation+......................
67,306
      5,900     Catalina Marketing Corporation+................
318,600
      9,000     Cato Corporation, Class A......................
65,250
     45,600     Cellstar Corporation+..........................
1,453,500
     19,400     Century Communications Corporation, Class A+...
191,575
      2,200     Churchill Downs Inc............................
80,300
      4,700     Citicasters Inc., Class A+.....................
179,775
      6,800     Claires Stores Inc.............................
147,050
     35,500     Clear Channel Communications Inc.+.............
2,649,187
      5,900     Cobra Golf Inc.+...............................
202,813
      9,800     CompUSA Inc.+..................................
362,600
     67,100     Corrections Corporation America+...............
3,019,500
      8,600     Devry Inc.+....................................
190,275
     80,500     Discount Auto Parts Inc.+......................
2,626,313
     67,700     Doubletree Corporation+........................
1,303,225
     12,900     Eagle Hardware & Garden Inc.+..................
98,362
      5,600     EmCare Holdings Inc.+..........................
109,200
      5,100     Evergreen Media Corporation, Class A+..........
172,125
      8,000     Exabyte Corporation+...........................
121,000
      5,400     EZ Communications Inc., Class A+...............
109,350
      4,400     Fair, Issac & Company Inc......................
114,400
      3,300     First Team Sports Inc.+........................
69,300
     11,100     Franklin Quest Company+........................
256,688
      9,300     Friedmans Inc., Class A+.......................
216,225
      4,200     Fusion Systems Corporation+....................
119,700
     63,400     Gartner Group Inc., Class A+...................
1,798,975
     14,500     General Communication Inc., Class A+...........
52,562
     83,500     General Nutrition Companies Inc.+..............
3,486,125
      9,200     Grand Casinos Inc.+............................
336,950
     59,700     Gymboree Corporation+..........................
1,776,075
     33,000     Hanover Direct Inc.+...........................
72,188
     10,800     Harland (John H.) Company......................
238,950
      7,100     Harte-Hanks Communications Inc.................
195,250
      7,000     Heftel Broadcasting Corporation, Class A+......
131,250

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
      9,300     Heritage Media Corporation, Class A+...........     $
262,725
      9,600     Hollywood Entertainment Corporation+...........
273,600
     30,300     Home Shopping Network Inc.+....................
318,150
      6,900     Hornbeck Offshore Services Inc.+...............
103,931
      7,500     Houghton Mifflin Company.......................
366,563
     10,700     Idex Corporation...............................
430,675
      6,600     IHOP Corporation+..............................
169,125
      6,900     IMCO Recycling Inc.............................
139,725
      3,900     Insilco Corporation+...........................
142,350
      9,000     Insituform Technologies Inc., Class A+.........
148,500
      6,800     Insurance Auto Auctions Inc.+..................
86,700
     10,500     International Dairy Queen Inc., Class A+.......
221,812
     11,900     International Family Entertainment Inc., Class
                  B+...........................................
215,688
      4,400     International Imaging Materials+...............
103,400
     11,900     Jones Intercable Inc.+.........................
175,525
      3,650     Just For Feet Inc.+............................
106,306
     14,700     Kelley Oil & Gas Corporation+..................
44,100
     57,500     LCI International Inc.+........................
2,292,813
      6,300     Libbey Inc.....................................
143,325
      3,700     Marcus Corporation.............................
116,550
      7,500     Medco Research Inc.+...........................
94,688
      4,000     Medicine Shoppe International Inc..............
171,500
      3,900     Men's Wearhouse Inc.+..........................
122,362
     15,000     Meredith Corporation...........................
588,750
      6,100     Michaels Stores Inc.+..........................
99,125
      6,200     Molten Metal Technology Inc.+..................
137,950
     16,200     Morrison Restaurants Inc.......................
317,925
     12,000     Neiman Marcus Group Inc........................
180,000
      8,700     Nelson Thomas Inc..............................
221,850
      9,200     Oak Industries+................................
272,550
      7,100     Omega Environmental Inc.+......................
26,181
     44,300     Optical Data Systems Inc.+.....................
1,450,825
      6,200     Penn Traffic Company+..........................
103,850
      3,800     Peoples Choice TV Corporation+.................
73,150
     14,900     Photronics Inc.+...............................
521,267
     11,700     Playboy Enterprises Inc., Class B+.............
103,837
     14,900     Players International Inc.+....................
314,763
      4,400     Primadonna Resorts Inc.+.......................
89,100
     14,200     Prime Hospitality Corporation+.................
152,650
      4,200     Proffits Inc.+.................................
110,775
      4,100     Pronet Inc.+...................................
115,825

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
     69,400     Regal Cinemas Inc.+............................     $
2,359,600
     11,000     Renaissance Communications Corporation+........
407,000
      9,500     Rio Hotel & Casino Inc.+.......................
123,500
     12,400     Robert Half International Inc.+................
351,850
      4,200     Rotech Medical Corporation+....................
108,150
      7,200     Sbarro Inc.....................................
164,700
      7,200     Scientific Games Holdings Corporation+.........
273,600
     11,200     Scotts Company, Class A+.......................
252,000
      5,200     Seitel Inc.+...................................
135,850
      4,500     Shuffle Master Inc.+...........................
66,375
      5,400     Silver King Communication Inc.+................
196,087
      9,800     Smart & Final Inc..............................
170,275
      8,550     Sonic Corporation+.............................
175,275
     22,200     Sothebys Holdings Inc., Class A................
308,025
      6,000     Sports Authority Inc.+.........................
164,250
     10,200     Sports & Recreation Inc.+......................
121,125
     63,800     Station Casinos Inc.+..........................
1,236,125
      5,800     Stone Energy Corporation+......................
70,325
     67,000     Sunglass Hut International Inc.+...............
2,847,500
     54,000     Sylvan Learning Systems Inc.+..................
1,539,000
      9,000     TCA Cable TV Inc...............................
284,625
    140,076     TETRA Technologies Inc.+.......................
2,848,827
      7,600     Tiffany & Company..............................
324,900
      4,600     Titan Wheel International Inc..................
123,050
      4,200     Toy Biz Inc.+..................................
105,000
      7,200     U S Long Distance Corporation+.................
106,200
     17,500     United International Holdings Inc., Class A+...
312,812
     13,800     United Meridian Corporation+...................
246,675
      2,900     United Television Inc..........................
245,050
      3,800     United Video Satellite Group I, Class A+.......
113,288
      4,700     Unitog Company.................................
113,975
      3,400     Urban Outfitters Inc.+.........................
72,250
      7,100     USA Mobile Communications+.....................
154,425
     18,000     USA Waste Services Inc.+.......................
351,000
      8,500     Valassis Communications Inc.+..................
126,437
      2,800     Value City Department Stores Inc.+.............
21,350
     11,700     Vivra Inc.+....................................
387,563
     10,700     Wabash National Corporation....................
390,550
      3,000     Wackenhut Corporation, Series A................
43,125
      9,400     Westcott Communications Inc.+..................
139,825
     11,700     Westwood One Inc.+.............................
216,450

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER SERVICES (CONTINUED)
      4,000     Wiley John & Sons Inc., Class A................     $
226,500
     10,600     Williams Sonoma Inc.+..........................
206,700
     10,200     WMS Industries Inc.+...........................
232,050
     69,700     Wonderware Corporation+........................
2,404,650
      4,400     Young Broadcasting Inc., Class A+..............
151,800
                                                                    ----------
--

66,322,936
                                                                    ----------
--
CAPITAL GOODS -- 14.1%
      3,800     Acme Cleveland Corporation.....................
94,050
      9,300     Actel Corporation+.............................
154,613
     12,900     Air & Water Technologies Corporation, Class
                  A+...........................................
76,594
      5,300     Alamo Group Inc................................
94,737
      7,000     Albany International Corporation, Class A......
169,750
      5,300     American Superconductor Corporation+...........
70,225
     10,000     American Telecasting Inc.+.....................
107,500
     19,700     AMETEK Inc.....................................
344,750
      7,200     AptarGroup Inc.................................
228,600
     28,000     Ascend Communications Inc.+....................
1,806,000
      2,600     Asyst Technologies Inc.+.......................
117,650
      5,100     Baldor Electric Company........................
177,862
     13,200     Belden Inc.....................................
366,300
      3,200     Blount Inc., Class A...........................
160,000
     47,800     Blyth Industries Inc.+.........................
2,318,300
      8,700     Carlisle Companies Inc.........................
355,613
      8,800     C-Cube Microsystems Inc.+......................
378,400
      7,400     Centennial Cellular Corporation, Class A+......
136,900
      3,200     Central Sprinkler Corporation+.................
97,600
     11,900     CMI Corporation, Class A+......................
84,787
     45,800     Credence Systems Corporation+..................
1,614,450
     12,100     Dallas Semiconductor Corporation...............
287,375
      4,600     DSP Group Inc.+................................
89,700
      5,700     Duriron Company................................
145,350
      4,100     Elcor Corporation+.............................
90,200
     48,000     Electroglas Inc.+..............................
3,624,000
      7,400     Expeditors International Washington, Inc.......
172,050
     27,700     Fedders Corporation............................
186,975
      4,750     Fedders Corporation, Class A...................
22,563
     13,100     First Alert Inc.+..............................
209,600
      8,500     Fisher Scientific International Inc............
277,312
      9,700     Flow International Inc.+.......................
116,400
      3,600     Franklin Electric Inc..........................
113,175
     63,600     Gasonics International Corporation+............
2,210,100

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CAPITAL GOODS (CONTINUED)
      8,900     Gentex Corporation+............................     $
218,050
      8,100     Genus Inc.+....................................
111,375
      6,500     Gorman Rupp Company............................
96,688
      5,500     Graco Inc......................................
168,437
      9,100     Greenfield Industries Inc......................
307,125
      6,615     Harman International Industries Inc............
294,368
     49,300     Input/Output Inc.+.............................
1,836,425
     65,800     Integrated Silicon Solution Inc.+..............
3,273,550
     14,200     Intelligent Electronics Inc....................
131,350
     57,700     Intergrated Process Equipment Corporation+.....
2,084,413
      8,500     InterVoice Inc.+...............................
188,062
      9,900     Iomega Corporation+............................
235,125
      6,300     Ionics Inc.+...................................
248,063
      5,800     Itron Inc.+....................................
145,000
      3,900     JLG Industries Inc.............................
144,300
     11,200     Juno Lighting Inc..............................
196,700
      9,700     Kaydon Corporation.............................
295,850
     42,700     Kemet Corporation+.............................
2,433,900
      6,300     Kent Electronics Corporation+..................
255,150
      5,900     Lawson Products Inc............................
166,675
      7,700     Level One Communications Inc.+.................
190,575
      3,400     Lindsay Manufacturing Company+.................
117,300
     11,000     Lo Jack Corporation+...........................
143,000
     69,600     Lydall Inc.+...................................
1,661,700
     46,700     Macromedia Inc.+...............................
2,323,325
      3,900     Manitowac Inc..................................
106,762
      7,200     Metricom Inc.+.................................
149,400
      4,600     Norand Corporation+............................
177,100
     10,300     Oakwood Homes Corporation......................
329,600
      9,600     OEA Inc........................................
288,000
      9,400     Ohm Corporation+...............................
103,400
      5,900     Pacific Scientific Company.....................
148,238
      5,100     Pairgain Technologies Inc.+....................
146,625
      1,600     Pittway Corporation, Class A...................
85,600
      4,400     Plantronics Inc.+..............................
158,400
      8,900     Quickturn Design Systems Inc.+.................
104,575
      5,300     Redman Industries Inc.+........................
135,150
      7,100     Regal Beloit Corporation.......................
133,125
      6,700     Robotic Vision Systems Inc.+...................
124,787
      5,400     Rogers Corporation+............................
153,900
      8,100     Roper Industries Inc...........................
275,400

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CAPITAL GOODS (CONTINUED)
     47,200     Sanmina Corporation+...........................     $
2,147,600
      8,300     Specialty Equipment Companies Inc.+............
105,825
      8,100     Standex International Corporation..............
275,400
      1,600     Stimsonite Corporation+........................
18,000
      7,100     Sturm Ruger & Company Inc......................
239,625
      7,700     Symmetricom Inc.+..............................
171,325
      8,800     Teleflex Inc...................................
355,300
      5,300     Tennant Company................................
141,775
      5,400     Thermotrex Corporation+........................
171,450
      3,800     Three-Five Systems Inc.+.......................
113,525
     10,300     Toll Bros Inc.+................................
184,113
      9,000     Trimble Navigation Ltd.+.......................
289,125
     85,400     Ultratech Stepper Inc.+........................
3,373,300
      8,800     Vitesse Semiconductor Corporation+.............
88,000
      5,100     Wyle Electronics...............................
194,437
      7,300     X-Rite Inc.....................................
144,175
                                                                    ----------
--

44,399,024
                                                                    ----------
--
HEALTH CARE -- 13.1%
      7,300     A.L. Pharmaceutical Inc........................
153,300
     10,200     Adac Labs......................................
117,300
      4,300     Agouron Pharmaceuticals Inc.+..................
142,438
     15,200     Alliance Pharmaceutical Corporation+...........
129,200
      6,800     American Medical Response Inc.+................
193,800
      4,700     Amerisource Health Corporation, Class A+.......
106,925
     14,100     Amylin Pharmaceuticals Inc.+...................
107,513
     52,200     Apps Dental Inc.+..............................
1,422,450
     21,920     Apria Healthcare Group Inc.+...................
613,760
      4,200     Arbor Health Care Company+.....................
90,300
     14,300     Athena Neurosciences Inc.+.....................
148,363
     15,800     Ballard Medical Products.......................
227,125
      9,600     Benson Eyecare Corporation+....................
88,800
     25,000     Bio-Technology General Corporation+............
75,781
     17,500     Calgene Inc.+..................................
122,500
     15,700     Charter Medical Corporation+...................
315,962
      7,800     Chronimed Inc.+................................
101,400
      7,000     CNS Inc.+......................................
103,250
      7,400     Coastal Physician Group Inc.+..................
111,925
      6,000     Collagen Corporation...........................
108,000
     12,500     Columbia Laboratories Inc.+....................
108,594
     78,400     Community Health Systems Inc.+.................
3,018,400
      4,400     Conmed Corporation+............................
129,800

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
      4,800     Copley Pharmaceutical Inc.+....................     $
86,400
     11,100     Cor Therapeutics Inc.+.........................
129,038
     20,400     Coram Healthcare Corporation+..................
99,450
     10,500     Cygnus Therapeutic Systems+....................
191,625
     12,400     Cytel Corporation+.............................
110,050
     17,200     Cytogen Corporation+...........................
91,375
      7,700     Daig Corporation+..............................
184,800
      5,600     Diagnostic Products Corporation................
215,600
      7,900     Dura Pharmaceuticals Inc.+.....................
193,550
      4,700     Duramed Pharmaceutical+........................
78,725
     11,445     Enzo Biochem Inc.+.............................
207,441
      4,300     EP Technologies Inc.+..........................
57,512
      7,300     Epitope Inc.+..................................
112,237
     39,100     Express Scripts Inc., Class A+.................
1,446,700
      2,000     Forum Group Inc.+..............................
17,000
      8,100     Genesis Health Ventures Inc.+..................
256,163
     10,600     Gilead Sciences Inc.+..........................
230,550
      5,300     GMIS Inc.+.....................................
94,075
      6,200     GranCare Inc.+.................................
117,025
      5,500     GRC International Inc.+........................
134,750
     45,000     Gulf South Medical Supply Inc.+................
1,271,250
     12,200     Haemonetics Corporation+.......................
262,300
      5,700     Health Management Inc.+........................
77,306
      3,400     Healthwise America Inc.+.......................
91,800
      7,000     Heart Technology Inc.+.........................
190,750
      7,200     Herbalife International Inc....................
91,800
     12,800     Hilb, Rogal & Hamilton Company.................
169,600
     14,200     Horizon/CMS Healthcare Corporation+............
310,625
      6,600     Human Genome Sciences Inc.+....................
145,200
     16,084     ICN Pharmaceuticals Inc........................
325,695
     17,700     ICOS Corporation+..............................
121,688
     84,100     IDEXX Laboratories Inc.+.......................
2,848,887
     11,300     Immunex Corporation+...........................
175,150
      5,700     Inphynet Medical Management Inc.+..............
125,400
      7,400     Integrated Health Services Inc.................
221,075
     14,500     Interneuron Pharmaceuticals Inc.+..............
203,000
      6,700     Invacare Corporation...........................
289,775
     11,400     Isis Pharmaceuticals+..........................
138,225
      5,900     Isolyser Inc.+.................................
233,050
      4,500     I-Stat Corporation+............................
162,000
      8,000     Ligand Pharmaceutical Inc., Class B+...........
74,000

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
     14,400     Lincare Holdings Inc.+.........................     $
430,200
     14,800     Liposome Inc.+.................................
220,150
      7,500     Living Centers America Inc.+...................
228,750
      4,700     Marsam Pharmaceuticals Inc.+...................
98,186
     10,100     Maxicare Health Plans Inc.+....................
174,225
      7,200     MediSense Inc.+................................
171,000
      5,600     Mentor Corporation.............................
214,200
      6,100     Multicare Companies Inc.+......................
130,387
      8,800     North American Biologicals Institute+..........
80,300
     12,100     NovaCare Inc.+.................................
99,825
      9,000     Noven Pharmaceuticals Inc.+....................
72,000
     95,500     Omnicare Inc...................................
3,175,375
     21,900     OrNda Healthcorp+..............................
443,475
      7,200     Osmonics Inc.+.................................
118,800
      5,900     Ostex International Inc.+......................
100,300
     16,800     Owens & Minor Inc..............................
243,600
      5,700     Pacific Physician Services Inc.+...............
99,750
      6,700     Patterson Dental Company+......................
174,200
     10,000     Pharmaceutical Resources Inc.+.................
96,250
     79,750     PhyCor Inc.+...................................
3,329,562
      5,900     Physician Reliance Network Inc.+...............
174,050
     42,000     Physician Sales & Service Inc.+................
1,911,000
      4,200     Physicians Health Services Inc., Class A+......
118,125
      7,300     Protein Design Labs Inc.+......................
132,313
      8,900     Quantum Health Resources Inc.+.................
113,475
      3,300     Quintiles Transnational Corporation+...........
192,225
      6,900     Regency Health Services Inc.+..................
79,350
      5,900     REN Corporation USA+...........................
114,312
      5,700     Renal Treatment Centers Inc.+..................
185,250
      5,800     Research Industries Corporation+...............
154,425
      9,700     Resound Corporation+...........................
80,025
      7,700     Respironics Inc.+..............................
136,675
      4,200     Roberts Pharmaceutical Corporation+............
76,650
      8,900     Sepracor Inc.+.................................
166,875
     10,200     Sequus Pharmaceuticals Inc.+...................
133,875
      5,900     Sierra Health Services Inc.+...................
157,825
      9,600     Sofamor/Danek Group Inc.+......................
237,600
      9,600     Somatogen Inc.+................................
205,200
      7,800     STAAR Surgical Company+........................
81,900
      9,400     STERIS Corporation+............................
276,125
      9,000     Summit Technology Inc.+........................
389,250

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
      8,700     Sun Healthcare Group Inc.+.....................     $
127,238
      8,900     Sunrise Medical Inc.+..........................
230,287
     13,800     SysteMed Inc.+.................................
87,975
      2,900     Target Therapeutics Inc.+......................
141,375
      6,000     Techne Corporation+............................
117,000
      8,900     Tecnol Medical Products Inc.+..................
161,313
      3,100     TheraTech Inc.+................................
46,500
     64,900     TheraTx Inc.+..................................
859,925
      9,300     Thermedics Inc.+...............................
179,025
      5,600     Transmedia Network Inc.........................
55,300
     19,900     U.S. Bioscience Inc.+..........................
93,281
     12,200     Unilab Corporation+............................
57,950
      4,400     United American Healthcare Corporation+........
48,950
      9,900     UroMed Corporation+............................
94,050
     11,700     Ventritex Inc.+................................
236,925
      9,000     Vertex Pharmaceuticals Inc.+...................
186,750
      7,800     Vivus Inc.+....................................
187,200
     99,696     Watson Pharmaceuticals Inc.+...................
4,124,922
                                                                    ----------
--

41,172,554
                                                                    ----------
--
CONSUMER NON-DURABLES -- 5.4%
     69,850     Apple South Inc................................
1,711,325
      7,100     Armor All Products Corporation.................
115,375
     19,100     Bombay Company+................................
159,963
     70,600     Boston Chicken Inc.+...........................
1,694,400
      3,000     Bush Boake Allen Inc.+.........................
92,250
      6,700     Canandaigua Wine Inc., Class B+................
319,925
      4,200     Carrington Laboratories Inc.+..................
154,350
      5,700     Cheesecake Factory (The)+......................
163,162
      2,200     Consolidated Products Inc.+....................
30,800
     82,950     Corporate Express Inc.+........................
1,938,956
      4,500     DavCo Restaurants Inc.+........................
57,375
      6,000     Delta & Pine Land Company......................
198,000
     43,100     Department 56 Inc.+............................
1,907,175
      3,700     DF & R Restaurants Inc.+.......................
129,500
      6,600     Dreyers Grand Ice Cream Inc....................
255,750
      6,400     Hometown Buffet Inc.+..........................
76,000
     10,400     Lance Inc......................................
187,200
      5,000     Landry's Seafood Restaurants+..................
88,125
     10,200     Lands End Inc.+................................
177,225
      7,000     Maybelline Inc.................................
176,750
      5,800     Natures Sunshine Products Inc..................
136,300

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER NON-DURABLES (CONTINUED)
     44,500     Papa Johns International Inc.+.................     $
1,780,000
     11,000     Pride Pete Services Inc.+......................
97,625
     10,600     Ralcorp Holdings Inc.+.........................
239,825
      5,100     Regis Corporation+.............................
102,956
     11,800     Richfood Holdings Inc..........................
285,412
      7,000     Smithfield Foods Inc.+.........................
155,750
     12,400     Stride Rite Corporation........................
139,500
      7,200     Tejon Ranch Company............................
101,700
    116,800     Tommy Hilfiger Corporation+....................
3,912,800
     10,400     Tootsie Roll Industries Inc....................
414,700
     24,400     Topps Inc.+....................................
146,400
      9,200     Whole Foods Market Inc.+.......................
112,125
                                                                    ----------
--

17,258,699
                                                                    ----------
--
BASIC INDUSTRIES -- 5.2%
     19,500     20th Century Industries+.......................
307,125
      5,400     ABC Rail Products Corporation+.................
126,900
      5,000     Allied Products Corporation....................
108,125
      6,300     Alltrista Corporation+.........................
126,000
     10,900     Authentic Fitness Corporation..................
241,163
     14,300     Berry Pete Company, Class A....................
139,425
      3,400     Brady W H Company..............................
248,200
      4,350     Butler Manufacturing Company...................
117,994
      9,100     Caraustar Industries Inc.......................
197,356
      7,200     Castle A M & Company...........................
156,600
      6,200     Chase Brass Industries Inc.+...................
86,800
      9,000     Chesapeake Corporation.........................
327,375
      9,500     CLARCOR Inc....................................
218,500
      3,400     Dames & Moore Inc..............................
47,600
     11,600     First Miss Corporation.........................
384,250
     12,600     G & K Services Inc.............................
263,025
     11,100     Gaylord Container Corporation, Class A+........
130,425
     11,400     Handy & Harman.................................
168,150
      8,400     Hecla Mining Company+..........................
96,600
      5,600     Insituform Mid-American, Class A...............
102,550
      9,900     J & L Specialty Steel Inc......................
253,687
     13,800     Lawter International Inc.......................
162,150
      7,100     Littelfuse Inc.+...............................
236,075
      4,600     Liqui Box Corporation..........................
136,850
      9,400     Material Sciences Corporation+.................
180,950
      6,500     Medusa Corporation.............................
178,750
      5,400     Mohawk Industries Inc.+........................
97,200

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
BASIC INDUSTRIES (CONTINUED)
      3,200     Mosinee Paper Corporation......................     $
74,400
      2,000     NACCO Industries Inc., Class A.................
115,000
     61,750     Nautica Enterprises Inc.+......................
1,952,844
      6,200     Newpark Research Inc.+.........................
114,700
      4,300     Precision Castparts Corporation................
145,663
      7,800     Quanex Corporation.............................
186,225
      3,500     Quiksilver Inc.+...............................
104,125
     11,100     Rexene Corporation+............................
138,750
      9,100     Sanifill Inc.+.................................
290,062
      9,300     Shorewood Packaging Corporation+...............
167,400
     38,500     St John Knits Inc..............................
1,703,625
      7,500     Stein Mart Inc.+...............................
103,125
     22,200     Sterling Chemicals Inc.+.......................
230,325
      8,800     Stillwater Mining Company+.....................
192,500
    105,500     Sunshine Mining & Refining Company+............
184,625
      5,000     Sybron Chemical Inc.+..........................
72,500
      4,800     Synetic Inc.+..................................
107,400
     10,600     Triangle Pacific Corporation+..................
188,150
      5,000     Ultralife Batteries Inc.+......................
93,750
    105,000     United Waste Systems+..........................
4,068,750
      6,700     US Can Corporation+............................
85,425
      7,900     VWR Corporation................................
92,825
     11,500     Wausau Paper Mills Company.....................
267,375
      5,000     WD 40 Company..................................
215,000
      1,500     Weeks Corporation..............................
38,250
      6,900     Wolverine Tube Inc.+...........................
269,100
      9,600     Wolverine World Wide Inc.......................
234,000
                                                                    ----------
--

16,275,719
                                                                    ----------
--
FINANCIAL SERVICES -- 3.4%
      7,700     Acordia Inc....................................
215,600
     15,100     AmeriCredit Corporation+.......................
160,438
      5,100     Bank Granite Corporation.......................
133,875
      5,700     Capitol American Financial Corporation.........
129,675
      9,200     Cash America International Inc.................
63,250
     44,200     Catellus Development Corporation+..............
281,775
      4,300     Citizens Bancshares Inc........................
154,800
      6,550     Concord EFS Inc.+..............................
186,675
     13,800     Coventry Corporation+..........................
274,275
     12,200     Crawford & Company, Class B....................
189,100
     12,300     Duff & Phelps Corporation......................
129,150
      7,600     E.W. Blanch Holdings Inc.......................
137,750

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
FINANCIAL SERVICES (CONTINUED)
      7,800     Financial Trust Corporation....................     $
218,400
      8,100     Foothill Group Inc., Class A...................
220,725
      4,200     Foremost Corporation...........................
169,050
      2,300     Frontier Insurance Group Inc...................
66,700
     13,000     Gainsco Inc....................................
122,688
      7,800     Gallagher (Arthur J.) & Company................
286,650
      2,000     Harleysville National Corporation..............
53,094
      5,700     Health Management Systems Inc.+................
175,275
     43,500     Healthsource Inc.+.............................
1,740,000
     16,400     Home Financial Corporation.....................
252,150
      6,900     Insignia Financial Group Inc., Class A+........
206,137
      8,600     Irvine Apartment Communites Inc................
155,875
      9,600     Mills Corporation..............................
176,400
     35,900     National Auto Credit Inc.+.....................
520,550
      7,300     National Commerce Bancorporation...............
178,850
      4,800     National Penn Banchares Inc....................
120,000
      8,600     Olympic Financial Ltd.+........................
196,725
      3,900     Park National Corporation......................
177,938
     12,300     Pioneer Group Inc..............................
350,550
      8,000     Protective Life Corporation....................
228,000
      2,000     Putnam Trust Company...........................
113,500
      5,400     Quick & Reilly Group Inc.......................
201,825
      4,800     Reinsurance Group Of America...................
162,000
     21,800     Reliance Group Holdings Inc....................
174,400
      3,200     The Money Store Inc............................
210,000
      4,300     U S Trust Corporation..........................
342,925
      6,000     United Companies Financial Corporation.........
373,500
     14,400     United Insurance Companies Inc.+...............
212,400
     18,800     Valley National Bancorp........................
439,450
      3,800     Waterhouse Investment Services Inc.............
108,775
      3,400     WellCare Management Group Inc.+................
72,250
      6,100     Western Bank Companies.........................
80,825
     12,700     Western National Corporation...................
158,750
      2,800     White River Corporation+.......................
102,200
      3,800     World Acceptance Corporation+..................
154,850
                                                                    ----------
--

10,579,770
                                                                    ----------
--
CONSUMER DURABLES -- 3.3%
      3,700     3D Systems Corporation+........................
60,588
     72,900     Allen Group Inc................................
2,378,363
      7,600     Breed Technologies Inc.........................
145,350
      8,400     BWIP Inc.......................................
150,150

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
CONSUMER DURABLES (CONTINUED)
     19,900     CML Group Inc..................................     $
171,637
      6,400     Copart Inc.+...................................
140,800
      8,800     Cross (A.T.) Company, Class A..................
139,700
      9,400     Donaldson Inc..................................
238,525
      8,900     Exide Corporation..............................
463,913
      8,100     Figgie International Holdings Inc., Class A+...
104,287
      5,300     General Magic Inc.+............................
86,788
     18,700     Inso Corporation+..............................
1,171,088
      6,500     Integrated Circuit Systems Inc.+...............
107,250
      2,500     Kronos Inc.+...................................
115,625
      8,800     Masland Corporation............................
127,600
      5,900     Numerex Corporation+...........................
50,887
      4,600     PSC Inc.+......................................
59,800
      6,700     Rational Software Corporation+.................
103,013
      5,200     Recoton Corporation+...........................
102,700
      4,700     Safeguard Scientifics Inc.+....................
235,587
     10,200     Stanhome Inc...................................
316,200
     44,400     Stormedia Inc., Class A+.......................
1,842,600
      4,000     Thor Industries Inc............................
72,500
     16,200     Top Source Technologies Inc.+..................
133,650
     10,300     United States Filter Corporation+..............
226,600
     32,100     Vicor Corporation+.............................
1,508,700
     12,000     Winnebago Industries Inc.......................
100,500
                                                                    ----------
--

10,354,401
                                                                    ----------
--
ENERGY -- 3.0%
      4,300     ADflex Solutions Inc.+.........................
116,638
     32,100     Avid Technology Inc.+..........................
1,275,975
     14,260     Barrett Resource Corporation+..................
306,590
     13,900     Benton Oil & Gas Company+......................
144,212
     12,300     Box Energy Corporation, Class B+...............
129,727
      8,000     Brown (Tom) Inc.+..............................
110,000
      6,300     Cable Design Technologies Corporation+.........
162,225
     45,600     CIDCO Inc.+....................................
1,596,000
      5,400     Cree Research Inc.+............................
147,150
      8,900     Cross Timbers Oil Company......................
130,162
     11,100     Devon Energy Corporation.......................
234,488
      5,000     DOVatron International Inc.+...................
162,500
      3,500     Dravo Corporation+.............................
49,437
     16,200     Global National Resources Inc.+................
176,175
      3,500     Holly Corporation..............................
79,188
      6,100     KCS Energy Inc.................................
88,450

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
ENERGY (CONTINUED)
     11,600     MagneTek Inc.+.................................     $
146,450
     35,500     Mattson Technology Inc.+.......................
1,819,375
      2,700     MAXXAM Inc.+...................................
158,625
      8,700     Micro Linear Corporation+......................
137,025
     15,000     Nabors Industries Inc.+........................
138,750
      9,700     Newfield Exploration Company+..................
282,513
     14,700     Oceaneering International Inc.+................
172,725
     11,500     Petroleum Heat & Power Inc., Class A...........
94,875
      3,500     Phoenix Resource Companies Inc.................
128,187
      9,400     Plains Resources Inc.+.........................
101,050
      5,400     Production Operators Corporation...............
153,900
      8,500     Republic Waste Industries Inc.+................
180,625
     15,500     Smith International Inc.+......................
271,250
      3,200     Southeastern Michigan Gas Enterprises Inc......
61,600
      4,950     Tejas Gas Corporation+.........................
246,263
      8,700     Texas Meridian Resources Corporation+..........
95,700
      5,500     Vintage Petroleum Inc..........................
110,000
     12,300     Wainoco Oil Corporation+.......................
46,125
     27,700     Weatherford International Inc.+................
363,562
                                                                    ----------
--

9,617,517
                                                                    ----------
--
TRANSPORTATION -- 2.2%
      8,400     Air Express International Corporation..........
191,100
     12,000     American Freightways Corporation+..............
232,500
     11,100     Arnold Industries Inc..........................
198,412
     12,150     Comair Holdings Inc............................
306,788
      9,100     Continental Airlines Inc., Class B+............
269,588
     38,800     Fritz Companies Inc.+..........................
2,764,500
      5,300     Harmon Industries Inc..........................
105,337
      4,800     Heartland Express Inc.+........................
141,600
      7,900     Landstar Systems Inc.+.........................
221,200
      5,145     Monro Muffler Brake Inc.+......................
78,461
      4,700     Railtex Inc.+..................................
101,050
      7,200     Spartan Motors Inc.+...........................
65,250
      6,700     Swift Transportation Inc.+.....................
132,325
     11,200     TNT Freightways Corporation....................
232,400
      9,900     USAIR Group Inc.+..............................
80,438
      6,400     Werner Enterprises Inc.........................
129,600
     27,400     Wisconsin Central Transportation
                  Corporation+.................................
1,630,300
                                                                    ----------
--

6,880,849
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
REAL ESTATE -- 1.2%
      7,500     Associated Estates Realty Corporation..........     $
154,687
      9,700     Beacon Properties Corporation..................
208,550
      8,900     Carr Realty Corporation........................
171,325
      6,300     Centerpoint Properties Corporation.............
129,938
      4,000     Crescent Real Estate Equities Inc..............
123,500
      9,000     Developers Divers Realty Corporation...........
285,750
      9,400     Federal Realty Investment Trust................
205,625
     14,600     General Growth Properties Inc..................
293,825
      4,864     HGI Realty Inc.................................
122,208
      6,500     JP Realty Inc..................................
130,812
     10,000     Mego Financial Corporation+....................
87,500
      7,400     Nationwide Health Properties Inc...............
289,525
      6,000     Pennsylvania Real Estate Investment Trust......
126,750
      9,600     Post Properties Inc............................
302,400
      4,500     Smith (Charles E.) Residential Realty Inc......
102,937
     14,500     Spieker Properties Inc.........................
311,750
      8,200     Town & Country Trust...........................
112,750
     17,100     United Dominion Realty Trust Inc...............
241,538
      8,700     Urban Shopping Centers Inc.....................
184,875
     18,000     Washington Real Estate Investment Trust........
267,750
                                                                    ----------
--

3,853,995
                                                                    ----------
--
UTILITIES -- 0.9%
     45,000     Aspect Telecommunications Corporation+.........
2,148,750
      5,400     Cellular Communications International Inc.+....
205,200
      2,000     CFW Communications Company.....................
38,000
     16,900     Lincoln Telecommunications Company.............
312,650
                                                                    ----------
--

2,704,600
                                                                    ----------
--
BUSINESS EQUIPMENT & SERVICES -- 0.1%
     11,500     Alliance Entertainment Corporation+............
96,312
      6,700     Thermolase Corporation+........................
133,162
     19,900     Work Recovery Inc.+............................
63,431
                                                                    ----------
--

292,905
                                                                    ----------
--
OTHER -- 0.0%
      3,600     Incomnet Inc.+.................................
54,450
                                                                    ----------
--
                TOTAL COMMON STOCKS (Cost $251,472,499)........
305,649,696
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE
   VALUE
-----------                                                            VALUE
                                                                      (NOTE 1)
                                                                    ----------
--
COMMERCIAL PAPER -- 3.1%
$ 4,592,000     General Electric Capital Corporation, 5.820%
                  due 9/1/95...................................     $
4,592,000
  5,000,000     Prudential Funding Capital Corporation, 5.820%
                  due 9/1/95...................................
5,000,000
                                                                    ----------
--
                TOTAL COMMERCIAL PAPER (Cost $9,592,000).......
9,592,000
                                                                    ----------
--

TOTAL INVESTMENTS (Cost $261,064,499*)...........     100.1  %
315,241,696
OTHER ASSETS AND LIABILITIES (NET)...............      (0.1)
(208,283)
                                                      -------      -----------
-
NET ASSETS.......................................     100.0%
$315,033,413
                                                      -------      -----------
-
                                                      -------      -----------
-

-------------------
* Aggregate cost for Federal tax purposes.
+ Non-income producing security.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Small Capitalization Growth Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Commerical Paper and Net Other Assets and Liabilities           3.0%
    Other Common Stocks                                            10.7%
    Financial Services                                              3.4%
    Basic Industries                                                5.2%
    Consumer Non-Durables                                           5.4%
    Health Care                                                    13.1%
    Capital Goods                                                  14.1%
    Consumer Services                                              21.1%
    Technology                                                     24.0%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                        INTERNATIONAL EQUITY INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS -- 88.4%
JAPAN -- 39.3%
    959,000     Daiei Inc......................................     $
12,238,387
        725     Daito Trust Construction.......................
9,030
  1,192,000     Daiwa Securities Ltd...........................
14,968,453
      2,295     DDI Corporation................................
19,353,446
    461,000     Hokuetsu Bank Ltd..............................
2,569,740
    113,000     Ito-Yokado Company Ltd.........................
6,010,516
  1,274,000     Kawasaki Heavy Industries Ltd..................
5,163,634
    476,000     Keiyo Bank Ltd.................................
2,716,529
    341,000     Komori Corporation.............................
8,250,842
     89,000     Kyocera Corporation............................
7,850,536
    308,300     Matsuzakaya Ltd................................
3,336,376
    354,000     Mitsubishi Trust & Banking Corporation.........
5,890,965
     76,000     Murata Manufacturing Company Ltd...............
3,026,034
  1,408,000     NEC Corporation................................
18,399,592
  1,245,000     Nichido Fire & Marine Industries Ltd...........
9,850,689
    927,000     Nikon Corporation..............................
12,681,776
  3,288,000     Nippon Steel Corporation.......................
11,144,625
      1,202     Nippon Telegraph & Telephone Corporation.......
10,848,065
  2,117,000     Nissan Motor Company Ltd.......................
16,209,801
      4,080     NTT Data Communications Systems Corporation....
8,913,936
    802,000     Ohbayash Corporation...........................
6,296,457
    399,000     Pioneer Electric Corporation...................
7,617,458
  1,521,000     Sharp Corporation..............................
21,584,380
    286,400     Sony Corporation...............................
15,613,844
    488,000     Sumitomo Bank Ltd..............................
9,017,662
  1,722,000     Sumitomo Realty and Development Company Ltd....
12,622,726
    266,800     Tokyo Ohka Kogyo Company Ltd...................
8,552,853
                                                                    ----------
--

260,738,352
                                                                    ----------
--
UNITED KINGDOM -- 9.5%
 11,298,860     ASDA Group Plc.................................
19,034,468
  1,588,200     BPB Industries Plc.............................
8,020,467
  1,723,700     British Telecommunications Plc.................
10,800,828
     15,700     Cable and Wireless Plc.........................
101,904
    281,200     Huntingdon International Holding Ltd., ADR.....
1,687,200
  3,373,000     Sears Plc......................................
5,852,093
  2,379,100     Tarmac Ltd.....................................
3,759,150
  2,176,800     Vodafone Group Plc.............................
8,935,961
    838,100     W.H. Smith Group Plc., Class A.................
5,011,411
                                                                    ----------
--

63,203,482
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                        INTERNATIONAL EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
GERMANY -- 7.3%
     40,372     Daimler Benz AG................................     $
19,945,609
      8,446     Kaufhof Holding AG.............................
3,031,824
     49,310     Mannesmann AG..................................
15,526,190
     45,340     Schering AG....................................
3,301,381
     21,210     Volkswagen AG..................................
6,480,633
                                                                    ----------
--

48,285,637
                                                                    ----------
--
FRANCE -- 6.6%
    126,399     Compagnie Bancaire.............................
13,174,744
     60,518     Compagnie Generale Des Eaux....................
6,403,767
     88,748     Lafarge S.A....................................
6,629,941
    107,966     Michelin, Class B..............................
4,685,337
    144,024     Rhone Poulenc S.A., Class A....................
2,953,826
    134,714     Societe National Elf Aquitaine.................
9,863,633
                                                                    ----------
--

43,711,248
                                                                    ----------
--
ITALY -- 4.3%
  1,290,900     Banca Commerciale Italiana S.p.A...............
3,047,240
  5,548,999     Fiat S.p.A.....................................
20,400,480
  3,626,200     Pirelli S.p.A..................................
5,028,629
                                                                    ----------
--

28,476,349
                                                                    ----------
--
CANADA -- 3.7%
        100     Canadian Pacific Ltd...........................
1,687
  1,000,900     Echo Bay Mines Ltd.............................
10,384,337
    185,700     MacMillan Bloedel Ltd..........................
2,506,950
    453,600     Placer Dome Ltd., ADR..........................
11,850,300
                                                                    ----------
--

24,743,274
                                                                    ----------
--
SWEDEN -- 3.7%
    375,220     Astra AB (Free), Series A......................
12,439,311
    157,290     Astra AB (Free), Series B......................
5,106,748
  1,304,420     Skandinaviska Enskilda Banken (Free), Series
                  A............................................
6,754,672
                                                                    ----------
--

24,300,731
                                                                    ----------
--
HONG KONG -- 3.5%
    406,000     Hang Sang Bank Ltd.............................
3,304,224
     13,800     Hong Kong Telecommunications Ltd., ADR.........
246,675
  2,481,000     Hutchison Whampoa Ltd..........................
11,954,696
    722,000     Sun Hung Kai Properties........................
5,246,415
     36,500     Swire Pacific, Ltd., Class A...................
273,479
    756,000     Wharf Holdings.................................
2,172,975
                                                                    ----------
--

23,198,464
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                        INTERNATIONAL EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                              (NOTE 1)
-----------                                                         ----------
--
COMMON STOCKS (CONTINUED)
AUSTRALIA -- 3.0%
  1,673,883     Australia & New Zealand Bank Group.............     $
6,805,427
    389,223     The News Corporation Ltd.......................
2,238,867
         25     Pioneer International Ltd......................
65
  1,628,700     Western Mining Corporation Holdings............
10,962,640
                                                                    ----------
--

20,006,999
                                                                    ----------
--
SPAIN -- 2.2%
    156,370     Banco Santander S.A. Registered................
6,396,954
    355,600     Iberdrola S.A..................................
2,730,804
    407,650     Telefonica De Espana...........................
5,526,356
                                                                    ----------
--

14,654,114
                                                                    ----------
--
NETHERLANDS -- 2.0%
    147,070     Wolters Kluwer.................................
12,965,982
                                                                    ----------
--
SINGAPORE -- 1.8%
    254,000     City Developments Ltd..........................
1,528,828
    373,000     Fraser & Neave.................................
4,227,596
      5,800     Genting International Ltd. Registered, ADR.....
9,512
     28,400     Jardine Matheson Holdings Registered, ADR......
204,480
    706,000     Keppel Corporation Ltd. Registered.............
5,665,892
                                                                    ----------
--

11,636,308
                                                                    ----------
--
MALAYSIA -- 1.3%
    251,000     Genting Berhad.................................
2,223,465
     45,500     Magnum Corporation Berhad......................
92,102
        600     Malaysian Helicopter Services Berhad...........
1,000
    180,000     Petronas Gas Berhad............................
577,201
  2,364,000     Renong Berhad..................................
4,567,292
    215,000     Resorts World Berhad...........................
1,120,330
                                                                    ----------
--

8,581,390
                                                                    ----------
--
DENMARK -- 0.2%
     14,430     Novo Nordisk AS, Series B......................
1,652,686
                                                                    ----------
--
                TOTAL COMMON STOCKS (Cost $522,342,482)........
586,155,016
                                                                    ----------
--
PREFERRED STOCK -- 0.1% (Cost $681,864)
    192,662     The News Corporation Ltd.......................
997,978
                                                                    ----------
--
WARRANTS -- 0.0% (Cost $0)
      2,225     Michelin, Warrants, Expire 12/31/95+...........
1,230
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                        INTERNATIONAL EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                VALUE
   VALUE                                                              (NOTE 1)
-----------                                                         ----------
--
CONVERTIBLE NOTE -- 0.1% (Cost $287,170)
FRF 670,400     Michelin Convertible Note, 2.500% due 1/1/01...     $
350,045
                                                                    ----------
--
COMMERCIAL PAPER -- 8.9% (Cost $59,298,031)
$59,298,031     Barclays Bank, 5.813% due 9/1/95...............
59,298,031
                                                                    ----------
--

TOTAL INVESTMENTS (Cost $582,609,547*)...........        97.5%
646,802,300
OTHER ASSETS AND LIABILITIES (NET)...............         2.5
16,328,075
                                                      --------      ----------
--
NET ASSETS.......................................       100.0%
$663,130,375
                                                      --------
                                                      --------      ----------
--
                                                                    ----------
--

-------------------
* Aggregate cost for Federal tax purposes.
 + Non-income producing security.
ADR -- American Depository Receipt.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- International Equity Investments securities held at August 31, 1994 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                           PERCENTAGE
    Preferred Stock, Warrants,
     Convertible Note,
     Commercial Paper and Net Other
     Assets and
     Liabilities                         11.6%
    Other Countries                       5.3%
    Spain                                 2.2%
    Australia                             3.0%
    Hong Kong                             3.5%
    Sweden                                3.7%
    Canada                                3.7%
    Italy                                 4.3%
    France                                6.6%
    Germany                               7.3%
    United Kingdom                        9.5%
    Japan                                39.3%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                        INTERNATIONAL EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

  At August 31,1995, sector diversification of the Portfolio was as follows
(Unaudited):

                                                         % OF NET
               SECTOR DIVERSIFICATION                     ASSETS
VALUE
----------------------------------------------------     --------      -------
------
COMMON STOCKS:
  Technology........................................        14.0%      $
92,661,522
  Durable Goods.....................................        11.0
72,750,489
  Banking and Finance...............................         9.0
59,924,832
  Retail............................................         8.2
54,515,075
  Communications....................................         7.7
51,181,567
  Drugs and Chemicals...............................         5.1
34,006,805
  Mining and Metals.................................         5.0
33,197,277
  Utilities.........................................         4.9
32,525,084
  Real Estate and Development.......................         4.8
31,635,646
  Holding Companies & Financial Servies.............         4.7
31,308,473
  Basic Industries..................................         3.9
25,795,033
  Machinery.........................................         3.6
23,715,858
  Consumer Services.................................         2.0
12,965,982
  Insurance.........................................         1.5
9,850,689
  Non-Durable Goods.................................         0.6
4,227,596
  Leisure, Sporting and Recreation..................         0.5
3,446,409
  Paper and Forest Products.........................         0.4
2,506,950
  Transportation....................................         0.0
1,687
  Other.............................................         1.5
9,938,042
                                                         --------      -------
------
Total Common Stocks.................................        88.4
586,155,016
Preferred Stock.....................................         0.1
997,978
Warrants............................................         0.0
1,230
Convertible Note....................................         0.1
350,045
Commercial Paper....................................         8.9
59,298,031
                                                         --------      -------
------
Total Investments...................................        97.5
646,802,300
Other Assets and Liabilities (Net)..................         2.5
16,328,075
                                                         --------      -------
------
Net Assets..........................................       100.0%      $
663,130,375
                                                         --------      -------
------
                                                         --------      -------
------

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                        INTERNATIONAL EQUITY INVESTMENTS
                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                                AUGUST 31, 1995


CONTRACT          VALUE

VALUE DATE       (NOTE 1)

-----------     -----------

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
67,872 Singapore Dollars
9/1/95      $    47,780
234,625 Singapore Dollars
9/5/95          165,171
287,373 Singapore Dollars
9/6/95          202,304
293,368 Singapore Dollars
9/7/95          206,524

-----------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
  (Contract amount $622,988)
$   621,779

-----------

-----------

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
145,733 New Zealand Dollars
9/1/95      $   (94,711)
479,305,350 Japanese Yen
9/5/95       (4,893,368)
41,425,000 German Deutsche Marks
9/21/95      (28,189,861)
147,210,000 French Francs
9/21/95      (29,170,712)
2,661,000,000 Japanese Yen
9/21/95      (27,166,922)
3,555,845 French Francs
9/29/95         (704,616)

-----------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
  (Contract amount $96,976,172)
$(90,220,190)

-----------

-----------

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERNATIONAL FIXED INCOME INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

       FACE                                                            VALUE
      VALUE                                                           (NOTE 1)
------------------                                                  ----------
--
FIXED INCOME INVESTMENTS -- 88.8%
ITALY -- 16.1%
ITL  9,255,000,000     BTP, 8.500% due 8/1/99..................     $
5,207,121
    20,400,000,000     Republic of Italy, 9.500% due 12/1/99...
11,833,058
                                                                    ----------
--

17,040,179
                                                                    ----------
--
UNITED KINGDOM -- 15.8%
  GBP    3,000,000     Barclays, 6.500% due 2/15/04............
4,072,535
         3,000,000     KFW International Finance, 6.625% due
                         11/26/04..............................
4,120,559
         3,000,000     Royal Bank of Scotland, 6.625% due
                         3/2/04................................
4,103,332
         2,611,000     United Kingdom Conversion, 9.500% due
                         4/18/05...............................
4,414,443
                                                                    ----------
--

16,710,869
                                                                    ----------
--
FRANCE -- 14.5%
 FRF    19,000,000     Caisse National D'Autoroute, 6.750% due
                         7/8/99................................
3,797,403
                       Government of France:
         6,500,000     8.500% due 11/25/02.....................
1,390,526
        26,200,000     6.750% due 10/25/03.....................
5,052,703
        24,750,000     Republic of France, 8.000% due
                         5/12/98...............................
5,123,107
                                                                    ----------
--

15,363,739
                                                                    ----------
--
NETHERLANDS -- 13.7%
  NLG    8,000,000     Eurofima, 6.125% due 10/1/03............
4,718,760
        15,889,000     Government of Netherlands, 7.000% due
                         6/15/05...............................
9,840,648
                                                                    ----------
--

14,559,408
                                                                    ----------
--
SPAIN -- 6.0%
                       Government of Spain:
  ESP  500,000,000     8.300% due 12/15/98.....................
3,745,415
       298,700,000     12.250% due 3/25/00.....................
2,494,724
                                                                    ----------
--

6,240,139
                                                                    ----------
--
GERMANY -- 5.9%
  DEM    3,000,000     Depfa Finance, 6.375% due 9/30/03.......
1,970,229
         1,784,000     Federal Republic of Germany, 6.250% due
                         1/4/24................................
1,052,765
         5,315,000     Government of Austria, 6.500% due
                         1/10/24...............................
3,182,808
                                                                    ----------
--

6,205,802
                                                                    ----------
--
CANADA -- 4.9%
  CAD    7,000,000     Canadian T-Bill, Zero Coupon due
                         10/26/95..............................
5,161,976
                                                                    ----------
--
DENMARK -- 4.6%
  DKK   11,300,000     Government of Denmark, 7.000% due
                         12/15/04..............................
1,856,404
        17,680,000     Kingdom of Denmark, 8.000% due
                         3/15/06...............................
3,066,551
                                                                    ----------
--

4,922,955
                                                                    ----------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERNATIONAL FIXED INCOME INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

       FACE                                                            VALUE
      VALUE                                                           (NOTE 1)
------------------                                                  ----------
--
FIXED INCOME INVESTMENTS (CONTINUED)
JAPAN -- 4.2%
 JPY   403,000,000     Bank of Japan, 4.375% due 10/01/03......     $
4,437,329
                                                                    ----------
--
SWEDEN -- 1.8%
  SEK   12,500,000     Kingdom of Sweden, 13.000% due
                         6/15/01...............................
1,927,411
                                                                    ----------
--
NEW ZEALAND -- 1.3%
  NZD    2,200,000     Government of New Zealand, 9.000% due
                         11/15/96..............................
1,438,649
                                                                    ----------
--
                       TOTAL FIXED INCOME INVESTMENTS
                         (Cost $92,885,682)....................
94,008,456
                                                                    ----------
--
COMMERCIAL PAPER -- 1.8% (Cost $1,930,000)
        $1,930,000     General Electric Capital Corporation,
                         5.820% due 9/1/95.....................
1,930,000
                                                                    ----------
--
TOTAL INVESTMENTS (Cost $94,815,682*)...............     90.6%
95,938,456
OTHER ASSETS AND LIABILITIES (NET)..................       9.4
9,945,627
                                                         --------      -------
-----
NET ASSETS..........................................       100.0%
$105,884,083
                                                         --------      -------
-----
                                                         --------      -------
-----

-------------------
* Aggregate cost for Federal tax purposes.

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- International Fixed Income Investments securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    Commercial Paper and Net Other Assets
     and Liabilities                                               11.2%
    New Zealand                                                     1.3%
    Sweden                                                          1.8%
    Japan                                                           4.2%
    Denmark                                                         4.6%
    Canada                                                          4.9%
    Germany                                                         5.9%
    Spain                                                           6.0%
    Netherlands                                                    13.7%
    France                                                         14.5%
    Italy                                                          16.1%
    United Kingdom                                                 15.8%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                     INTERNATIONAL FIXED INCOME INVESTMENTS
                 SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS
                                AUGUST 31, 1995


CONTRACT          VALUE

VALUE DATE        (NOTE 1)

-----------     ------------

FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
8,293,040 German Deutsche Marks
9/5/95      $  5,650,118
576,860,700 Japanese Yen
9/5/95         5,902,565
7,801,653 German Deutsche Marks
9/18/95         5,318,996

------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO BUY
  (Contract amount $17,100,000)
$ 16,871,679

------------

------------

FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
8,173,713 German Deutsche Marks
9/5/95      $ (5,568,819)
534,023,750 Japanese Yen
9/5/95        (5,464,248)
9,379,820 Netherland Guilders
9/14/95        (5,707,525)
7,605,500 German Deutsche Marks
9/18/95        (5,185,263)
9,545,610 Netherland Guilders
9/18/95        (5,809,901)
567,108,000 Japanese Yen
9/18/95        (5,822,070)

------------
TOTAL FORWARD FOREIGN EXCHANGE CONTRACTS TO SELL
  (Contract amount $34,800,000)
$(33,557,826)

------------

------------

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                            PORTFOLIO OF INVESTMENTS
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                             (NOTE 1)
-----------                                                         ----------
-
COMMON STOCKS -- 85.3%
HONG KONG -- 11.9%
    140,000     Cathay Pacific Airways.........................     $
210,696
    141,000     Cheung Kong Holdings...........................
699,445
    220,000     Citic Pacific Limited..........................
626,663
    820,000     Continental Mariner Investment.................
88,981
  1,000,000     Guangdong Investment...........................
574,861
    140,000     Guoco Group....................................
665,548
    200,000     Hong Kong Electric Holdings....................
693,709
     60,000     HSBC Holdings..................................
806,097
    200,000     Hutchinson Whampoa.............................
963,700
    190,000     New World Development Company Limited..........
692,159
    477,000     Shangri-La Asia................................
520,689
  1,850,000     Yizheng Chem Fibre Company Limited.............
549,670
                                                                    ----------
-

7,092,218
                                                                    ----------
-
MEXICO -- 9.4%
    100,000     Cementos Mexicanos S.A., Class A...............
434,263
     10,000     Empresas La Moderna S.A., ADR..................
171,250
     80,000     Empresas La Moderna S.A., Class A..............
339,124
     11,500     Empress ICA, ADR...............................
138,000
     30,200     Empress ICA Sociedad Control...................
360,956
     12,000     Grupo Carso S.A. de CV, ADR....................
153,000
     50,000     Grupo Carso S.A. de CV, Series A1..............
321,116
     11,111     Grupo Financiero, Class L......................
3,896
    300,000     Grupo Financiero Bancomer, Class B.............
119,522
     47,000     Grupo Financiero Bancomer, GDS.................
346,860
     24,000     Grupo Televisa S.A.............................
279,586
     14,500     Hylsamex, ADR**................................
297,250
     32,000     Jugos Del Valle S.A. de CV.....................
70,374
     30,000     Kimberly Clark De Mexico, Class A..............
416,892
     45,000     Sears Roebuck Mexico, ADS......................
286,650
     80,000     Sociedad De Fomento Industrial, Class B........
326,374
    642,500     Telefonos De Mexico, Series L..................
1,048,478
     80,000     Tolmex S.A., Series B2.........................
457,689
                                                                    ----------
-

5,571,280
                                                                    ----------
-
MALAYSIA -- 9.3%
     82,250     Buildcon Berhad................................
191,202
     75,000     Commerce Asset Holdings Berhad.................
414,830
     90,000     Hong Leong Industries Berhad...................
483,367
    143,000     Malaysian Pacific Industries...................
372,545
    160,000     Meta-Corp Berhad...............................
484,168
    385,000     Multi Purpose Holdings.........................
611,062
    160,000     Tan Jong.......................................
458,517

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                             (NOTE 1)
-----------                                                         ----------
-
COMMON STOCKS (CONTINUED)
MALAYSIA (CONTINUED)
     80,000     Telekom Malaysia...............................     $
561,122
     86,000     Tenaga Nasional................................
318,838
    150,000     Time Engineering...............................
517,034
    174,533     UMW Holdings Berhad............................
573,615
    120,000     Westmont Berhad................................
509,820
                                                                    ----------
-

5,496,120
                                                                    ----------
-
BRAZIL -- 7.4%
  2,250,000     Brasmotor S.A..................................
578,047
  9,000,000     Cia Paulista De Forca Luz......................
506,976
     27,876     Companhia Energetica De Minas Gerais, ADR......
620,246
     38,842     Telebras, ADR..................................
1,631,364
     40,000     Usminas, ADR...................................
400,000
     10,000     Usminas Siderurg Minas.........................
100,000
     15,000     Vale Rio Doce Cia, ADR.........................
576,437
                                                                    ----------
-

4,413,070
                                                                    ----------
-
SINGAPORE -- 6.9%
    580,000     China North, Class A+..........................
522,000
     16,000     Creative Technology+...........................
163,265
    210,000     First Capital Corporation......................
602,956
    140,000     Hotel Properties...............................
225,616
     69,600     Jardine Matheson...............................
501,120
    173,812     Jardine Strategic..............................
545,770
     90,000     Keppel Corporation.............................
722,027
    120,000     Malayan Credit.................................
229,697
    244,000     PCI Limited....................................
233,526
     60,000     Singapore Land.................................
337,790
                                                                    ----------
-

4,083,767
                                                                    ----------
-
KOREA -- 5.9%
     31,000     Cho Hung Bank..................................
404,940
      6,100     Hyundai Engine & Construction..................
303,738
     10,000     Hyundai Motor Company, GDR.....................
165,000
     17,700     Korea Electric Power Corporation, ADR..........
404,888
     15,000     LG Information & Communications................
894,335
     43,450     Sammi Steel Company............................
456,866
          2     Samsung Electric, GDR+.........................
200
         16     Samsung Electronic Company Limited.............
3,320
     12,020     Samsung Electronic Company Limited, GDR........
87,145
         77     Samsung Electronics............................
13,942
     11,642     Samsung Electronics, GDS**.....................
739,267
                                                                    ----------
-

3,473,641
                                                                    ----------
-

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                             (NOTE 1)
-----------                                                         ----------
-
COMMON STOCKS (CONTINUED)
SOUTH AFRICA -- 5.7%
     10,000     Anglo American Corporation.....................     $
534,701
     10,000     AMIC S.A. Rand.................................
454,017
     53,800     Free State Consolidated Gold...................
630,518
      9,750     Polifin Limited................................
19,867
     98,200     Safmarine & Rennies............................
282,010
     65,000     Sasol, NPV.....................................
555,555
     90,000     Smith (CG).....................................
541,538
     12,800     South African Breweries........................
388,595
                                                                    ----------
-

3,406,801
                                                                    ----------
-
THAILAND -- 4.7%
     24,400     Advanced Information Services..................
360,255
     42,800     International Engineering Company..............
244,230
     30,000     Kang Yong Electric Public Company..............
187,949
     16,100     Loxley Public Company Limited..................
327,654
     32,000     Siam City Cement...............................
523,543
    150,000     Thai Military Bank.............................
520,750
    150,000     Thai Airways International.....................
284,318
    300,000     Thai Modern Plastics Industries................
326,217
                                                                    ----------
-

2,774,916
                                                                    ----------
-
ISRAEL -- 3.8%
    300,000     Bank Hapoalim, Limited.........................
510,908
     23,000     ECI Telecom, Limited...........................
474,375
      6,100     Koor Industries................................
561,170
     39,800     Osem Investments...............................
319,134
     16,000     Tadiran, Limited...............................
364,000
                                                                    ----------
-

2,229,587
                                                                    ----------
-
INDIA -- 3.7%
     43,000     Arvind Mills, GDS..............................
165,550
     32,000     Ashok Leyland, GDR.............................
400,000
     16,000     East India Hotels, GDR+**......................
280,000
     42,000     Indal, GDR.....................................
291,900
     19,000     Indian Hotels, Series S**......................
322,620
     15,000     Indian Rayon, GDR**............................
221,250
     25,000     Raymond Woolen Mills, GDR+.....................
425,000
     20,000     Tube Invest, GDR**.............................
110,000
                                                                    ----------
-

2,216,320
                                                                    ----------
-
ARGENTINA -- 3.4%
    260,000     Astra Cia Argentina De Petroleo+...............
451,348
     25,000     Massalin Particulares S.A., Class B............
250,137
    100,000     Cia Naviera Perez Companc, Class B.............
490,270

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                             (NOTE 1)
-----------                                                         ----------
-
COMMON STOCKS (CONTINUED)
ARGENTINA (CONTINUED)
     10,000     Telecom De Argentina, ADR**....................     $
435,000
    201,379     Transportadora Del Gas Del Sur, Class B........
417,084
                                                                    ----------
-

2,043,839
                                                                    ----------
-
INDONESIA -- 2.5%
     93,500     Panca Wiratama Sakti...........................
92,819
    437,500     Panin Bank.....................................
579,087
    191,200     Semen Cibinong.................................
518,809
     60,000     Tempo Scan Pacific.............................
309,729
                                                                    ----------
-

1,500,444
                                                                    ----------
-
CHILE -- 2.3%
     60,000     Antofagasta Holdings...........................
293,328
     12,500     Banco Osorno Y La Union, ADR...................
185,937
     12,379     Chilquinta S.A., ADR**.........................
210,443
      3,200     Compania De Telef De Chile, ADR................
233,600
      4,500     Embotelladora Andina S.A., ADR.................
155,812
     10,000     Enersis S.A., ADR..............................
253,750
                                                                    ----------
-

1,332,870
                                                                    ----------
-
GREECE -- 2.0%
     39,000     Aegek, GDR.....................................
459,368
      9,100     Ergo Bank......................................
418,333
     17,500     Silver & Baryte Ores Mining Company............
300,292
                                                                    ----------
-

1,177,993
                                                                    ----------
-
SRI LANKA -- 1.7%
    796,100     Asian Hotel Corporation+.......................
219,640
     56,667     Development Finance Corporation................
334,624
  1,235,000     Distilleries Company...........................
179,332
     75,300     Hayleys........................................
278,457
                                                                    ----------
-

1,012,053
                                                                    ----------
-
COLOMBIA -- 1.5%
     35,400     Cemento Argos..................................
266,321
     19,500     Gran Cadena Almacenes, ADS.....................
297,375
     17,300     Suramericana...................................
333,626
                                                                    ----------
-

897,322
                                                                    ----------
-
PERU -- 1.2%
    195,000     Banco De Credito...............................
379,746
    110,665     CPT Telefonica Del Peru, Class B...............
216,497
     99,563     Indeco Peruana S.A. Trabajo+...................
115,359
                                                                    ----------
-

711,602
                                                                    ----------
-

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

                                                                       VALUE
  SHARES                                                             (NOTE 1)
-----------                                                         ----------
-
COMMON STOCKS (CONTINUED)
PHILLIPINES -- 1.0%
     42,000     Bacnotan Construction, Inc.....................     $
293,287
    313,000     Philipino Telephone+...........................
301,890
                                                                    ----------
-

595,177
                                                                    ----------
-
TAIWAN -- 1.0%
     16,610     Asia Cement, GDS...............................
323,895
      4,542     Taiwan Fund, Inc...............................
98,221
     18,080     Tung Ho Steel, GDR**...........................
171,760
                                                                    ----------
-

593,876
                                                                    ----------
-
                TOTAL COMMON STOCKS (Cost $51,932,425).........
50,622,896
                                                                    ----------
-
PREFERRED STOCKS -- 3.8%
 60,680,000     Acesita........................................
456,817
  1,500,000     Banco Itau, S.A................................
472,230
     16,081     Brahma.........................................
6,011
  1,000,000     Cia Cervejaria Brahma..........................
373,782
200,000,000     Refrigeracao Parana, S.A.......................
486,444
 13,000,000     Votorantim Celulose Papel......................
438,010
                                                                    ----------
-
                TOTAL PREFERRED STOCKS (Cost $2,265,941).......
2,233,294
                                                                    ----------
-
RIGHTS AND WARRANTS -- 0.4%
     19,500     Aegek Ordinary, Rights, Expire 9/29/95+........
18,589
     19,500     Aegek Preferred, Rights, Expire 9/29/95+.......
19,003
     41,125     Buildcon Berhad, Warrants, Expire 1/1/99+......
38,570
         32     Daewoo Corporation, Warrants, Expire
                  11/8/96+.....................................
8,000
     19,312     Jardine Strategic Holdings, Warrants, Expire
                  5/2/98+......................................
8,788
     90,000     Semen Gresik, Rights, Expire 9/7/95+...........
131,832
     24,533     UMW Holdings Berhad, Warrants, Expire
                  1/26/00+.....................................
28,810
                                                                    ----------
-
                TOTAL RIGHTS AND WARRANTS (Cost $198,059)......
253,592
                                                                    ----------
-

   FACE
   VALUE
-----------
CONVERTIBLE BONDS -- 3.1%
$    90,000     Acer Inc., 4.000% due 6/10/01...................
272,700
    390,000     Essar Gujarat, 5.500% due 8/5/98................
388,050
    310,000     President Enterprise Corporation, Zero Coupon
                  due 7/22/01...................................
372,000
    170,000     United Microelectronics, 1.250% due 6/8/04......
280,500
    650,000     Yukong, 1.000% due 12/31/98.....................
550,230
                                                                     ---------
--
                TOTAL CONVERTIBLE BONDS (Cost $1,724,505).......
1,863,480
                                                                     ---------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

   FACE                                                                 VALUE
   VALUE                                                              (NOTE 1)
-----------                                                          ---------
--
REPURCHASE AGREEMENT -- 6.1% (Cost $3,595,000)
$ 3,595,000     Agreement with Union Bank of Switzerland, 5.750%
                  dated 8/31/95 to be repurchased at $3,595,574
                  on 9/1/95 collateralized by $3,825,000 U.S.
                  Treasury Bill, Zero Coupon due 5/30/96             $
3,595,000
                                                                     ---------
--

TOTAL INVESTMENTS (Cost $59,715,930*)............        98.7%
58,568,262
OTHER ASSETS AND LIABILITIES (NET)...............         1.3
764,826
                                                      --------      ----------
--
NET ASSETS.......................................       100.0%      $
59,333,088
                                                      --------
                                                      --------      ----------
--
                                                                    ----------
--

-------------------
   * Aggregate cost for Federal tax purposes.
  ** Security exempt from registration under Rule 144A of the Securities Act of
     1933. These may be resold in transactions exempt from registration to qualified institutional buyers.
   + Non-income producing security.
 ADR -- American Depository Receipt
 ADS -- American Depository Shares
GDR -- Global Depository Receipt
 GDS -- Global Depository Shares

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

  At August 31, 1995, sector diversification of the Portfolio was as follows
(Unaudited):

                                                          % OF NET
                 SECTOR DIVERSIFICATION                    ASSETS       VALUE
--------------------------------------------------------  --------   ---------
--
COMMON STOCKS:
  Banking & Finance.....................................      15.0%  $
8,888,710
  Transportation........................................       9.9
5,871,778
  Construction & Building Materials.....................       9.4
5,559,838
  Communications........................................       8.7
5,136,537
  Holding Companies.....................................       7.2
4,261,478
  Mining & Metals.......................................       6.8
4,005,937
  Utilities.............................................       5.6
3,302,549
  Electronics...........................................       3.4
2,008,893
  Drugs & Chemicals.....................................       3.0
1,811,404
  Hotels & Lodging......................................       2.6
1,568,565
  Textiles..............................................       2.2
1,321,620
  Non-Durable Goods.....................................       1.9
1,133,057
  Technology............................................       1.5
920,395
  Industrial............................................       1.3
780,392
  Food and Beverage.....................................       1.2
723,740
  Consumer Services.....................................       0.9
535,701
  Basic Industries......................................       0.8
506,976
  Manufacturing.........................................       0.7
416,892
  Retail................................................       0.5
286,650
  Other.................................................       2.7
1,581,784
                                                          --------   ---------
--
Total Common Stocks.....................................      85.3
50,622,896
Preferred Stocks........................................       3.8
2,233,294
Rights and Warrants.....................................       0.4
253,592
Convertible Bonds.......................................       3.1
1,863,480
Repurchase Agreement....................................       6.1
3,595,000
                                                          --------   ---------
--
Total Investments.......................................      98.7
58,568,262
Other Assets and Liabilities (Net)......................       1.3
764,826
                                                          --------   ---------
--
Net Assets..............................................     100.0%
$59,333,088
                                                          --------   ---------
--
                                                          --------   ---------
--

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                      EMERGING MARKETS EQUITY INVESTMENTS
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                AUGUST 31, 1995

Investment Breakdown
Pie chart depicting the allocation of the Consulting Group Capital Markets
Funds
-- Emerging Markets securities held at August 31, 1995 by investment classification. The pie is broken in pieces representing investments in the following percentages:

    INVESTMENTS                                                     PERCENTAGE
    India                                                           3.7%
    Israel                                                          3.8%
    Thailand                                                        4.7%
    South Africa                                                    5.7%
    Korea                                                           5.9%
    Singapore                                                       6.9%
    Brazil                                                          7.4%
    Malaysia                                                        9.3%
    Mexico                                                          9.4%
    Hong Kong                                                      11.9%
    Preferred Stocks, Rights and Warrants,
     Convertible Bonds, Repurchase
     Agreement, and Net Other Assets and
     Liabilities                                                   14.7%
    Other Common Stocks                                            16.6%

                       See Notes to Financial Statements.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
  Consulting  Group Capital Markets Funds, formerly  known as The Trust for
TRAK
Investments  (the  "Trust"),  is  an  open-end  management  investment company
registered  with  the Securities  and Exchange  Commission under  the
Investment
Company Act  of  1940, as  amended  (the  "1940 Act"),  consisting  of thirteen
portfolios: Government Money Investments, Intermediate Fixed Income
Investments,
Long-Term  Bond Investments  (formerly Total  Return Fixed  Income
Investments),
Municipal Bond Investments, Mortgage  Backed Investments, Balanced
Investments,
Large  Capitalization  Value  Equity  Investments,  Large  Capitalization
Growth
Investments, Small Capitalization Value Equity Investments, Small
Capitalization
Growth Investments, International Equity Investments, International Fixed
Income
Investments  and  Emerging  Markets   Equity  Investments  (the
"Portfolios").
Shareholders participating in the TRAK investment advisory service may purchase, redeem and exchange shares of the Portfolios without the imposition of any sales or redemption charge, but will be subject to the payment of a quarterly fee ranging up to an annual rate of 1.50% of assets held in their TRAK account. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:
  Generally, a Portfolio's investments are valued at market value or, in the absence of a market value, at fair value as determined by or under the direction of the Trust's Board of Trustees. A security that is primarily traded on a U.S.
or foreign exchange is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price.
Over-the-counter securities and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market are valued on the basis of the bid price at the close of business on each day.
Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. Investments maturing within 60 days of the valuation date are valued at amortized cost. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument.

REPURCHASE AGREEMENTS:
  Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of the underlying security (collateral) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period.
This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal, at all times, to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the
Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. The
Portfolio's investment advisers, acting under the supervision of the Board of
Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

FORWARD FOREIGN CURRENCY TRANSACTIONS:
  International Equity Investments, International  Fixed Income Investments
and
Emerging  Markets  Equity Investments  may  engage in  forward  foreign currency
contracts. Forward foreign currency contracts are valued at the forward rate
and
are   marked-to-market    daily.    The    change    in    market    value
is

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Portfolio's investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

FOREIGN CURRENCY:
  The books and records of the Portfolios are maintained in United States
(U.S.)
dollars. Foreign currencies,  investments and other  assets and liabilities are
translated  into U.S. dollars at the exchange rates prevailing at the end of the
period, and purchases and  sales of investment  securities, income and expenses
are  translated on the  respective dates of  such transactions. Unrealized gains
and losses which  result from changes  in foreign currency  exchange rates have
been  included in the unrealized appreciation/(depreciation) of investments.
Net
realized foreign currency gains  and losses resulting  from changes in exchange
rates  include  foreign  currency  gains  and  losses  between  trade  date
and
settlement  date  on  investment   securities  transactions,  foreign
currency
transactions and the difference between the amounts of interest and dividends recorded on the books of the Portfolio and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

FUTURES CONTRACTS:
  Each Portfolio except Government Money Investments, Balanced Investments and
Municipal Bond Investments may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

  There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or index, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

INDEXED SECURITIES:
  Indexed securities held by the Portfolio are investments whose value is indexed to another financial instrument, index, currency, or commodity (the
"reference instrument"). For principal indexed securities, the principal amount payable at maturity may be more or less than the amounts shown depending on fluctuations in the value of the reference instruments. The price sensitivity of these securities may be greater than that of non-indexed securities with similar maturities.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:
  Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

  Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Interest income is not accrued until settlement date. The Portfolio instructs the custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from  net  investment income  of  Government Money  Investments are
declared  daily  and  paid  monthly. Dividends  from  net  investment  income of
Intermediate Fixed  Income Investments,  Long-Term Bond  Investments,
Municipal
Bond   Investments,  Mortgage  Backed   Investments,  Balanced  Investments
and
International Fixed Income Investments are declared and paid monthly. Dividends from net investment income of Large Capitalization Value Equity Investments,
Large Capitalization  Growth  Investments,  Small  Capitalization  Value
Equity
Investments,  Small  Capitalization  Growth  Investments,  International
Equity
Investments and Emerging Markets Equity Investments are declared and paid annually. Distributions, for all Portfolios, from net realized capital gains are declared and paid on an annual basis. In addition, the Portfolios intend to make any additional distributions to avoid the application of a 4.00% nondeductible excise tax on certain undistributed amounts of net investment income and capital gains. Income distributions and capital gain distributions of a Portfolio are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various securities held by a
Portfolio, timing differences and/or differing characterization of distributions made by the Portfolio. Any permanent book and tax basis differences at fiscal year end have been reclassified to reflect the tax characterization.

FEDERAL TAXES:
  It is each Portfolio's policy to qualify as a regulated investment company, if such qualification is in the best interest of its shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies and by distributing all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

2.  MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER RELATED
    TRANSACTIONS
  The Trust has entered into an investment management agreement (the
"Management
Agreement")  with the  Consulting Group (the  "Manager") of  Smith Barney
Mutual
Funds Management  Inc. ("SBMFM")  (formerly known  as "Smith,  Barney
Advisors,
Inc."). SBMFM is a wholly owned subsidiary of

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
Smith Barney Holdings Inc., which is in turn a wholly owned subsidiary of
Travelers Group Inc. Under the Management Agreement, each Portfolio pays a monthly fee (the "Manager's Fee") at the following annual rates applied to the value of their average daily net assets:


MANAGER'S
                              PORTFOLIO
FEE
---------------------------------------------------------------------     ----
-----
Government Money Investments.........................................
 .15%
Intermediate Fixed Income Investments................................
 .40%
Long-Term Bond Investments...........................................
 .40%
Municipal Bond Investments...........................................
 .40%
Mortgage Backed Investments..........................................
 .50%
Balanced Investments.................................................
 .60%
Large Capitalization Value Equity Investments........................
 .60%*
Large Capitalization Growth Investments..............................
 .60%*
Small Capitalization Value Equity Investments........................
 .60%*
Small Capitalization Growth Investments..............................
 .60%*
International Equity Investments.....................................
 .70%
International Fixed Income Investments...............................
 .50%
Emerging Markets Equity Investments..................................
 .90%

-------------------
* The Manager has agreed to waive a portion of the fees otherwise payable to it
  by  Large Capitalization Value Equity Investments, Large Capitalization
Growth
  Investments,  Small  Capitalization   Value  Equity   Investments  and
Small
  Capitalization Growth Investments. The Manager will retain as its annual fee
  (net of amounts paid to advisors) an amount equal to no more than 0.30% of the value of each such Portfolio's average daily net assets.

  The Manager has  in turn entered  into an investment  advisory agreement
(the
"Advisory   Agreement")   with  each   adviser   selected  for   the
Portfolios
(collectively, the "Advisers").  The Trust's  current Advisers  are as follows:
Standish,   Ayer  &  Wood,  Inc.,  Intermediate  Fixed  Income  Investments
and
Government Money Investments; Wolf, Webb, Burk & Campbell, Inc., Long-Term
Bond
Investments;   Smith  Affiliated  Capital  Corp.,  Municipal  Bond
Investments;
Atlantic Portfolio Analytics  & Management, Inc.,  Mortgage Backed
Investments;
Palley-Needelman  Asset Management, Inc.,  Balanced Investments; Newbold's
Asset
Management, Inc. and Parametric Portfolio Associates, Inc., Large
Capitalization
Value Equity  Investments; Provident  Investment Counsel  and Boston
Structured
Advisors,  Large Capitalization  Growth Investments; NFJ  Investments Group
Inc.
and Wells Fargo  Nikko Investment  Advisors, Small  Capitalization Value
Equity
Investments;  Pilgrim Baxter  & Associates,  Ltd. and  Mellon Capital
Management
Corporation, Small  Capitalization  Growth  Investments;  Oechsle
International
Advisors,   L.P.  and   State  Street  Global   Advisors,  International
Equity
Investments; Julius Baer Investment Management Inc., International Fixed
Income
Investments; and John Govett & Co. Limited, Emerging Markets Equity
Investments.
The Manager pays the Advisers a monthly portfolio management fee. The Portfolios pay no direct investment advisory fee to any of the Advisers.

  From  the period of November 17, 1994 to March 10, 1995, NFJ Investments
Group
Inc. and Parametric Portfolio Associates Inc. served without compensation due to the "assignment" of their previously existing Advisory Agreements. After shareholder approval was received on March 10, 1995, NFJ Investments Group Inc.
and Parametric Portfolio Associates received payment in an amount equal to their cost of providing services during this period. Beginning July 1, 1995. Wolf,
Webb, Burk & Campbell, Inc. served without compensation due to the "assignment" of its previously existing Advisory Agreement. A new Advisory Agreement was approved by the Board of Trustees with Wolf, Webb, Burk & Campbell, Inc.

  The  Trust is also  party to an  administration agreement (the
"Administration
Agreement") with SBMFM. Under the Administration Agreement, each Portfolio pays a monthly fee at the annual rate of .20% of the value of its average daily net assets.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Trust and SBMFM have also entered into a sub-administration agreement
(the
"Sub-Administration  Agreement")  with   The  Boston   Advisors  Inc.
("Boston
Advisors"),  an  indirect  wholly-owned subsidiary  of  Mellon  Bank
Corporation
("Mellon"). Under the Sub-Administration Agreement, SBMFM pays Boston Advisors a portion of its fee at a rate agreed upon from time to time between SBMFM and
Boston Advisors.

  Boston Safe Deposit and Trust Company ("Boston Safe"), an indirect wholly owned subsidiary of Mellon, serves as each Portfolio's custodian, except for
International  Equity Investments which is served by J.P. Morgan & Company,
Inc.
The Shareholder Services Group Inc., a subsidiary of First Data Corporation, serves as the Trust's transfer agent.

  From  time  to  time, the  Manager,  SBMFM,  Boston Advisors  and  Boston
Safe
(collectively known as the "Agents") may voluntarily waive a portion or all of their respective fees otherwise payable to them and/or reimburse expenses.

  For the year ended August 31, 1995, the Agents waived fees pursuant to the above agreements as follows:

                                        TOTAL FEE
                                         WAIVERS      MANAGER
ADMINISTRATOR CUSTODIAN
                                        ---------     --------     --------
-------
Government Money Investments.......      $302,812     $121,089     $161,452
$20,271
Long-Term Bond Investments.........       177,584      111,430      55,714
10,440
Municipal Bond Investments.........       114,970       71,421      35,710
7,839
Mortgage Backed Investments........       306,275      202,297      80,919
23,059
Balanced Investments...............       143,109       96,966      32,322
13,821
Large Capitalization Value Equity
 Investments.......................       890,922      890,922       --
--
Large Capitalization Growth
 Investments.......................       594,507      594,507       --
--
Small Capitalization Value Equity
 Investments.......................        63,448       63,448       --
--
Small Capitalization Growth
 Investments.......................        62,278       62,278       --
--
International Fixed Income
 Investments.......................       246,444      144,494      57,797
44,153
Emerging Markets Equity
 Investments.......................       104,739       64,970      14,438
25,331

  For the year ended August 31, 1995, the Trust incurred total brokerage commissions of $4,507,170 of which $37,582 was paid to Smith Barney, Inc.
("Smith Barney").

  No officer, director or employee of Smith Barney, the Agents, or any of their affiliates receives any compensation from the Portfolios for serving as a
Trustee or officer of the Trust. The Trust pays each Trustee who is not an officer, director or employee of Smith Barney, the Agents or any of their affiliates $22,000 per annum plus $1,000 per meeting attended and reimburses each such Trustee for travel and out-of-pocket expenses. Prior to January 1,
1995, the annual fee paid to such Trustees was $10,000.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.  SECURITIES TRANSACTIONS
  Cost of  purchases  and proceeds  from  sales of  securities,  excluding
U.S.
Government  securities and short-term investments, for the year ended August
31,
1995 were as follows:

                                                    PURCHASES          SALES
                                                   ------------     ----------
--
Intermediate Fixed Income Investments.........     $ 51,308,999     $
37,790,997
Long-Term Bond Investments....................       31,520,392
23,847,947
Municipal Bond Investments....................       22,765,030
34,398,060
Balanced Investments..........................       16,312,615
5,703,918
Large Capitalization Value Equity
 Investments..................................      327,750,225
174,593,219
Large Capitalization Growth Investments.......      425,153,408
223,732,881
Small Capitalization Value Equity
 Investments..................................      326,938,361
358,531,994
Small Capitalization Growth Investments.......      419,302,437
359,177,984
International Equity Investments..............      185,051,185
156,148,168
International Fixed Income Investments........      298,927,201
332,768,589
Emerging Markets Equity Investments...........       68,264,162
39,088,812

  Cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the year ended August 31, 1995 were as follows:

                                                    PURCHASES          SALES
                                                   ------------     ----------
--
Intermediate Fixed Income Investments.........     $191,140,162
$172,181,340
Long-Term Bond Investments....................       87,050,830
51,842,900
Mortgage Backed Investments...................       30,612,323
44,898,521
Balanced Investments..........................        6,418,096
2,907,197

  At August 31, 1995, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value were as follows:

                                                    TAX BASIS        TAX BASIS
                                                    UNREALIZED
UNREALIZED
                                                   APPRECIATION
DEPRECIATION
                                                   ------------     ----------
--
Intermediate Fixed Income Investments.........      $ 3,152,051      $
1,759,503
Long-Term Bond Investments....................        5,134,689
793,229
Municipal Bond Investments....................          392,800
1,339,059
Mortgage Backed Investments...................          797,192
1,812,208
Balanced Investments..........................        1,833,779
200,709
Large Capitalization Value Equity
 Investments..................................      140,593,201
15,423,459
Large Capitalization Growth Investments.......      141,174,315
7,921,933
Small Capitalization Value Equity
 Investments..................................       42,774,817
12,461,049
Small Capitalization Growth Investments.......       58,486,139
4,308,942
International Equity Investments..............       78,691,100
14,498,347
International Fixed Income Investments........        1,939,616
816,842
Emerging Markets Equity Investments...........        3,567,098
4,714,766

4.  SHARES OF BENEFICIAL INTEREST
  The Trust may issue an unlimited number of shares of beneficial interest of separate Portfolios with a $.001 par value per share. Since Government Money
Investments has sold shares, issued shares as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share,

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED) the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar amounts shown for such transactions. Changes in shares of beneficial interest for each Portfolio were as follows:

                                             YEAR ENDED
YEAR ENDED
                                           AUGUST 31, 1995
AUGUST 31, 1994
                                   -------------------------------      ------
------------------------
                                      SHARES            AMOUNT
SHARES            AMOUNT
                                   ------------      -------------      ------
-----      -------------
GOVERNMENT MONEY INVESTMENTS:
Sold..........................                       $ 307,350,449
$ 345,194,367
Issued as reinvestment of
 dividends....................                          10,833,392
4,540,400
Redeemed......................                        (261,236,040)
(249,071,098)
                                                     -------------
-------------
Net increase..................                       $  56,947,801
$ 100,663,669
                                                     -------------
-------------
                                                     -------------
-------------
INTERMEDIATE FIXED INCOME
 INVESTMENTS:
Sold..........................       14,257,926      $ 112,872,502
22,381,600      $ 185,007,845
Issued as reinvestment of
 dividends....................        1,644,966         12,965,781
1,568,507         12,839,876
Redeemed......................      (13,738,827)      (107,976,586)
(12,108,834)       (98,876,075)
                                   ------------      -------------      ------
-----      -------------
Net increase..................        2,164,065      $  17,861,697
11,841,273      $  98,971,646
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
LONG-TERM BOND INVESTMENTS:...
Sold..........................       11,749,472      $  91,845,047
8,683,417      $  72,680,596
Issued as reinvestment of
 dividends....................          893,508          7,052,493
624,452          5,139,012
Redeemed......................       (7,964,868)       (62,959,427)
(4,713,343)       (38,652,303)
                                   ------------      -------------      ------
-----      -------------
Net increase..................        4,678,112      $  35,938,113
4,594,526      $  39,167,305
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
MUNICIPAL BOND INVESTMENTS:
Sold..........................        1,867,148      $  14,838,689
4,962,612      $  42,778,188
Issued as reinvestment of
 dividends....................          274,716          2,175,381
352,791          2,992,923
Redeemed......................       (3,684,749)       (28,954,538)
(3,695,644)       (30,900,670)
                                   ------------      -------------      ------
-----      -------------
Net increase/(decrease).......       (1,542,885)     $ (11,940,468)
1,619,759      $  14,870,441
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
MORTGAGE BACKED INVESTMENTS:
Sold..........................        4,269,136      $  32,672,111
10,000,128      $  79,873,717
Issued as reinvestment of
 dividends....................          874,423          6,696,916
874,769          6,914,524
Redeemed......................       (7,555,641)       (57,534,987)
(6,727,653)       (53,557,681)
                                   ------------      -------------      ------
-----      -------------
Net increase/(decrease).......       (2,412,082)     $ (18,165,960)
4,147,244      $  33,230,560
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
BALANCED INVESTMENTS:
Sold..........................        3,206,487      $  28,901,315
1,714,853      $  14,427,658
Issued as reinvestment of
 dividends....................           82,632            703,833
26,504            222,987
Redeemed......................       (1,789,639)       (16,010,557)
(636,219)        (5,327,603)
                                   ------------      -------------      ------
-----      -------------
Net increase..................        1,499,480      $  13,594,591
1,105,138      $   9,323,042
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
LARGE CAPITALIZATION VALUE
 EQUITY INVESTMENTS:
Sold..........................       40,567,406      $ 380,422,455
57,067,774      $ 524,060,959
Issued as reinvestment of
 dividends....................        4,143,981         35,140,953
1,243,086         11,448,832
Redeemed......................      (30,602,117)      (282,838,427)
(29,902,432)      (275,127,432)
                                   ------------      -------------      ------
-----      -------------
Net increase..................       14,109,270      $ 132,724,981
28,408,428      $ 260,382,359
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
LARGE CAPITALIZATION GROWTH
 INVESTMENTS:
Sold..........................       34,793,582      $ 362,502,760
37,994,847      $ 368,606,148
Issued as reinvestment of
 dividends....................          466,363          4,611,574          --
--
Redeemed......................      (16,532,262)      (174,537,827)
(16,647,531)      (159,774,915)
                                   ------------      -------------      ------
-----      -------------
Net increase..................       18,727,683      $ 192,576,507
21,347,316      $ 208,831,233
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                             YEAR ENDED
YEAR ENDED
                                           AUGUST 31, 1995
AUGUST 31, 1994
                                   -------------------------------      ------
------------------------
                                      SHARES            AMOUNT
SHARES            AMOUNT
                                   ------------      -------------      ------
-----      -------------
SMALL CAPITALIZATION VALUE
 EQUITY INVESTMENTS:
Sold..........................       14,946,504      $ 132,442,395
24,961,805      $ 229,169,814
Issued as reinvestment of
 dividends....................          472,906          3,858,908
1,439,020         13,253,371
Redeemed......................      (19,338,022)      (169,548,095)
(6,884,450)       (62,861,738)
                                   ------------      -------------      ------
-----      -------------
Net increase/(decrease).......       (3,918,612)     $ (33,246,792)
19,516,375      $ 179,561,447
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
SMALL CAPITALIZATION GROWTH
 INVESTMENTS:
Sold..........................       11,435,282      $ 162,081,212
13,655,513      $ 166,661,153
Issued as reinvestment of
 dividends....................           83,420          1,128,666
136,380          1,667,927
Redeemed......................       (7,607,305)      (107,067,464)
(6,106,555)       (74,640,060)
                                   ------------      -------------      ------
-----      -------------
Net increase..................        3,911,397      $  56,142,414
7,685,338      $  93,689,020
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
INTERNATIONAL EQUITY
 INVESTMENTS:
Sold..........................       27,699,298      $ 280,767,233
36,546,773      $ 364,735,786
Issued as reinvestment of
 dividends....................        1,843,836         18,256,451
1,020,865          9,534,883
Redeemed......................      (21,167,881)      (213,192,359)
(11,016,786)      (110,574,450)
                                   ------------      -------------      ------
-----      -------------
Net increase..................        8,375,253      $  85,831,325
26,550,852      $ 263,696,219
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------
INTERNATIONAL FIXED INCOME
 INVESTMENTS:
Sold..........................        3,564,496      $  30,711,397
9,382,953      $  80,752,952
Issued as reinvestment of
 dividends....................          771,628          6,591,458
1,305,302         10,993,448
Redeemed......................       (6,898,451)       (58,608,069)
(7,699,173)       (64,843,492)
                                   ------------      -------------      ------
-----      -------------
Net increase/(decrease).......       (2,562,327)     $ (21,305,214)
2,989,082      $  26,902,908
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------


PERIOD ENDED

AUGUST 31, 1994*
                                                                        ------
------------------------

SHARES            AMOUNT
                                                                        ------
-----      -------------
EMERGING MARKETS EQUITY
 INVESTMENTS:
Sold..........................        6,214,297      $  51,754,032
3,950,355      $  32,960,776
Issued as reinvestment of
 dividends....................          148,020          1,160,479          --
--
Redeemed......................       (2,632,648)       (21,112,073)
(120,410)        (1,028,997)
                                   ------------      -------------      ------
-----      -------------
Net increase..................        3,729,669      $  31,802,438
3,829,945      $  31,931,779
                                   ------------      -------------      ------
-----      -------------
                                   ------------      -------------      ------
-----      -------------

------------------------
* Emerging Markets Equity Investments commenced operations on April 21, 1994.

5.  ORGANIZATION COSTS
  Each Portfolio bears all cost in connection with its initial organization including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations. The Manager has agreed that in the event any of the initial shares in any of the Portfolios are redeemed during such period, the appropriate Portfolio will be reimbursed for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares held at the time of redemption.

6.  FOREIGN SECURITIES
  The Balanced  Investments,  International  Equity  Investments,
International
Fixed  Income  Investments and  Emerging  Markets Equity  Investments  invest in
foreign securities. Investing  in securities  of foreign  companies and foreign
governments  involves special risks and  considerations not typically associated
with investing in U.S.  companies and the U.S.  Government. These risks include
revaluation   of   currencies  and   future   adverse  political   and
economic
developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of U.S. companies and the U.S. Government.

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.  CAPITAL LOSS CARRYFORWARD
  At August 31, 1995, the following Portfolios had available for federal income tax purposes unused capital losses as follows:

                                              EXPIRING  EXPIRING    EXPIRING
PORTFOLIO                                     IN 2001   IN 2002      IN 2003
--------------------------------------------  --------  --------   -----------
Government Money Investments................   $   197    $525      $   45,381
Intermediate Fixed Income Investments.......     --       --         5,085,822
Long-Term Bond Investments..................     --       --         1,929,476
Municipal Bond Investments..................     --       --           237,845
Mortgage Backed Investments.................     --       --           557,378
Small Capitalization Value Equity
 Investments................................     --       --         3,013,032
International Fixed Income Investments......     --       --         1,132,206

                          INDEPENDENT AUDITORS' REPORT

The Board of Trustees
Consulting Group Capital Markets Funds

  We  have  audited the  accompanying statements  of  assets and  liabilities of
Government Money Investments, Intermediate  Fixed Income Investments,  Long-
Term
Bond  Investments,  Municipal  Bond  Investments,  Mortgage  Backed
Investments,
Balanced Investments,  Large  Capitalization  Value  Equity  Investments,
Large
Capitalization   Growth   Investments,   Small   Capitalization   Value
Equity
Investments,  Small  Capitalization  Growth  Investments,  International
Equity
Investments, International Fixed Income Investments, and Emerging Markets
Equity
Investments  (the "Portfolios") of  Consulting Group Capital  Markets Funds
(the
"Trust"), including the schedules of investments, as of August 31, 1995, and the related statements of operations, changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statements of changes in net assets for the year ended
August 31, 1994 and the financial highlights for each of the years or periods in the three-year period then ended were audited by other auditors whose report thereon, dated October 19, 1994, expressed an unqualified opinion on these financial statements and financial highlights.

  We  conducted  our  audit  in  accordance  with  generally  accepted auditing
standards. Those standards require that we plan and perform the audit to obtain
reasonable  assurance  about  whether  the  financial  statements  and financial
highlights are free of material misstatement. An audit includes examining, on
a
test  basis, evidence  supporting the amounts  and disclosures  in the financial
statements. Our  procedures  included confirmation  of  securities owned  as of
August  31, 1995 by correspondence with the custodian and brokers. An audit also
includes assessing the accounting principles used and significant estimates made
by  management,  as   well  as  evaluating   the  overall  financial
statement
presentation. We believe that our audit provides a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Portfolios of the Trust as of August 31, 1995, and the results of their operations, changes in their net assets, and their financial highlights for the year then ended in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP
Boston, Massachusetts
October 24, 1995

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                                TAX INFORMATION
                 FOR THE YEAR ENDED AUGUST 31, 1995 (UNAUDITED)

  The following tax information represents fiscal year end disclosures of various tax benefits passed through to shareholders at calendar year end.

  Of the distributions made from investment income the following percentages have been derived from investments in U.S. Government and Agency Obligations.
All of a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for the state specific information.

Government Money Investments                     37.64 %
Intermediate Fixed Income Investments            13.64 %
Long-Term Bond Investments                       43.64 %
Balanced Investments                             27.79 %

  Of the distributions made by the following Portfolios the corresponding percentage represents the amount of each distribution which will qualify for the dividend received deduction available to corporate shareholders.

Balanced Investments                             35.41 %
Large Capitalization Value Equity Investments    83.07 %
Large Capitalization Growth Investments          75.56 %
Small Capitalization Value Equity Investments    67.84 %
Small Capitalization Growth Investments           1.12 %

  The capital gains dividend distribution paid to shareholders for fiscal year ended August 31, 1995, whether taken in shares or in cash, from long term capital gains is as follows:

Balanced Investments                           $     70,178
Large Capitalization Value Equity Investments    14,119,177
Large Capitalization Growth Investments             332,576
Small Capitalization Growth Investments           1,133,278
International Equity Investments                 16,786,396

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                             ADDITIONAL INFORMATION
                             SHAREHOLDERS MEETINGS
  On March 10, 1995 a meeting of shareholders of certain Portfolios of the Trust was held for the purpose of voting on the following matters:

  PROPOSAL 1: To approve or disapprove for shareholders of Large
Capitalization
Growth  Investments an  investment advisory agreement  with Provident
Investment
Counsel

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         88.817%                       1.884%                 9.299%

  PROPOSAL 2: To approve or disapprove for shareholders of Large
Capitalization
Value Equity Investments an investment advisory agreement with Parametric
Portfolio Associates

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         88.036%                       2.005%                 9.959%

  PROPOSAL 3: To approve or disapprove for shareholders of Small
Capitalization
Value  Equity Investments an  investment advisory agreement  with NFJ
Investment
Group

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         88.234%                       2.228%                 9.538%

  PROPOSAL 4: To approve or disapprove for shareholders of Small
Capitalization
Value Equity Investments an investment advisory agreement with Wells Fargo
Nikko
Investment Advisors

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         88.714%                       2.077%                 9.211%

  PROPOSAL  5: To approve or disapprove for shareholders of Small
Capitalization
Growth  Investments  an  investment  advisory  agreement  with  Mellon
Capital
Management Corporation

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         85.210%                       4.482%                 10.308%

  PROPOSAL  6: To approve or disapprove for shareholders of Small
Capitalization
Growth Investments an investment advisory agreement with Pilgrim Baxter

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         87.783%                       2.092%                 10.125%

  PROPOSAL 7: To approve or disapprove for shareholders of International
Equity
Investments an investment advisory agreement with State Street Global Advisors

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         88.640%                       2.528%                 8.832%

  PROPOSAL  8: To approve or disapprove for shareholders of International
Equity
Investments an investment advisory agreement with Oechsle International
Advisors
L.P.

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         88.998%                       2.287%                 8.715%

                     CONSULTING GROUP CAPITAL MARKETS FUNDS
                       ADDITIONAL INFORMATION (CONTINUED)
                        SHAREHOLDER MEETINGS (CONTINUED)

  The May 19, 1995 shareholder meeting which had been adjourned was reconvened on May 23, 1995. The first adjourned meeting of shareholders of Small
Capitalization Growth Investments, a portfolio  of the Consulting Group
Capital
Markets Funds, was held for the following purpose:

  PROPOSAL  1: To approve or disapprove for shareholders of Small
Capitalization
Growth Investments an investment advisory agreement with Pilgrim Baxter.

% VOTING FOR THE PROPOSAL  % VOTING AGAINST THE PROPOSAL   % ABSTAINING
-------------------------  ------------------------------  -------------
         82.641%                       2.011%                 15.348%

                               OTHER DEVELOPMENTS

  On September 21, 1995, based upon the recommendation of the Audit Committee of the Trust, the Board of Trustees determined not to retain Coopers & Lybrand
L.L.P. ("Coopers & Lybrand") as the Trust's independent auditor and voted to appoint KPMG Peat Marwick LLP. During the Trust's three most recent fiscal years, Coopers & Lybrand's audit reports contained no adverse opinion or disclaimer of opinion; nor were the reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, during this same period there were no disagreements with Coopers & Lybrand on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of
Coopers & Lybrand, would have caused it to make reference to the subject matter of such disagreements in connection with its audit reports. The Trust has requested Coopers & Lybrand to provide a letter to the Securities and Exchange
Commission stating whether Coopers & Lybrand agrees with the foregoing statements, and to provide the Trust with a copy of such letter.

                          GOVERNMENT MONEY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                  AVERAGE ANNUAL TOTAL RETURN
                                       WITHOUT TRAK FEE+               WITH
TRAK FEE+
                                  ---------------------------    -------------
--------------
   GOVERNMENT MONEY INVESTMENTS   ACTUAL    WITHOUT WAIVERS*     ACTUAL
WITHOUT WAIVERS*
   ----------------------------   ------   ------------------    ------   ----
--------------
   Year Ended 8/31/95              5.24%          5.10%           3.67%
3.53%
   Inception (11/18/91) through
    8/31/95                        3.65%          2.70%           2.11%
1.17%

    The Portfolio had an aggregate total return of 3.70% for the period from
January 1, 1995  through August  31, 1995. The  Portfolio's benchmark,
Donoghue
Money Market Funds Average, had an aggregate total return for the same period of
3.86% and average annual total returns of 5.43% and 3.69% for the fiscal year ended August 31, 1995 and for the period from inception through August 31, 1995, respectively.

*See Note 2 to Financial Statements.
 + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                     INTERMEDIATE FIXED INCOME INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 8.70% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, Lehman Brothers
Intermediate Government/Corporate Bond Index, had an aggregate total return of
9.47% for the same period.

    The U.S. bond markets rallied in 1995 in the face of lower interest rates and weaker than expected economic reports. Indicators such as new home sales and the purchasing managers' index signaled a slowdown. In 1995, the bond market posted double digit positive returns in all maturity sectors (except the 1-3 year issues), and Treasury issues longer than 15 years posted returns nearly commensurate with stocks (23.48% versus 24.54%). The Federal Reserve Board has apparently realized its objective of a "soft landing" for the economy. Real growth rates are near 1.3%, and are expected to inch toward 2.5%, the Federal
Reserve Board's "neutral target", 12 months from now. Inflation is under control, with annualized inflation rate near 2.5% and little upward pressure from wage increases even at a time of full employment. Average hourly earnings have been trending lower and unit labor costs have remained unchanged year over year (lowest in 30 years). A record inflow of capital into Treasuries has also boosted returns in the bond market as inter-country bond yield differentials favor the U.S.

    The mortgage sector posted lower returns during the last twelve months as lower interest rates prompted a pick-up in refinancing of existing mortgages. In
1995 mortgage backed securities continue to lag Treasuries but are posting double digit positive returns.

    Corporate bonds have performed better than Treasuries as lower interest rates (and lower financing costs) and strong corporate earnings boosted the returns of corporate issuers.

    Bonds have continued their rally since the peak in yields back in October of
1994. Federal Reserve Board easing earlier  this year also gave the bond market
another  upward thrust. With 30  year Treasury bond yields  near 6.45%, it would
appear that unless the U.S. economy falls back into recession, we have probably
seen  the peak in  bond prices. The  bond market has  already absorbed the
"soft
landing"  and  low   inflation  rates.  If   capacity  pressures  continue
and
manufacturers begin to pass commodity price increases on to retail consumers, inflation could creep up near the 3.5%-4.0% level. Potential constraints on consumer spending such as higher debt levels and job security should keep consumer prices in check near the 2.5%-3.0% level.

    The Portfolio's return slightly underperformed its benchmark index for the fiscal year ended August 31, 1995 due to its exposure to the mortgage backed sector of the market. During the fiscal year, the Portfolio maintained a diversified portfolio of intermediate term fixed income securities with exposure to the mortgage sector. The benchmark index has no exposure to these securities.
As noted above, the mortgage sector underperformed the government and corporate sectors during the previous fiscal year.

                     INTERMEDIATE FIXED INCOME INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                                     AVERAGE ANNUAL TOTAL
RETURN
                                                         WITHOUT TRAK FEE+
WITH TRAK FEE+
                                              --------------------------------
--------    ----------------------------------------
   INTERMEDIATE FIXED INCOME INVESTMENTS            ACTUAL          WITHOUT
WAIVERS**           ACTUAL          WITHOUT WAIVERS**
   ----------------------------------------         ------          ----------
--------         -------          ------------------
   Year Ended 8/31/95                                8.70%
8.70%                 7.08%                 7.08%
   Inception (11/18/91) through 8/31/95              6.70%
6.56%                 5.10%                 4.96%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     INTERMEDIATE FIXED INCOME INVESTMENTS
                                      VS.
          LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in  the  Consulting Group  Capital Markets  Funds  -- Intermediate  Fixed
Income
Investments on December  1, 1991 through  August 31, 1995  as compared with the
growth    of   a   $10,000   investment    in   Lehman   Brothers
Intermediate
Government/Corporate Bond Index. The plot points used to draw the line graph were as follows:

           GROWTH OF $10,000   GROWTH OF $10,000    GROWTH OF $10,000
           INVESTED IN TRAK    INVESTED IN TRAK     INVESTMENT IN THE
             INTERMEDIATE        INTERMEDIATE        LEHMAN BROTHERS
             FIXED INCOME        FIXED INCOME          INTERMEDIATE
 MONTH        INVESTMENTS         INVESTMENTS          GOVERNMENT/
 ENDING     (EXCLUDING FEE)     (INCLUDING FEE)    CORPORATE BOND INDEX
 12/01/91       $10,000             $10,000               $10,000
 12/91          $10,210             $10,197               $10,244
 03/92          $10,084             $10,034               $10,151
 06/92          $10,443             $10,352               $10,553
 09/92          $10,909             $10,774               $11,018
 12/92          $10,809             $10,635               $10,979
 03/93          $11,357             $11,133               $11,415
 06/93          $11,643             $11,370               $11,661
 09/93          $11,919             $11,595               $11,925
 12/93          $11,943             $11,573               $11,945
 03/94          $11,668             $11,264               $11,703
 06/94          $11,552             $11,110               $11,632
 09/94          $11,625             $11,137               $11,727
 12/94          $11,613             $11,083               $11,714
 03/95          $12,099             $11,505               $12,228
 06/95          $12,671             $12,003               $12,838
 08/95          $12,765             $12,062               $12,956

------------------------------------------------------------------------------
--

The Lehman Brothers Intermediate Government/Corporate Bond Index is a weighted composite of (i) Lehman Brothers Intermediate Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government with a maturity between one and ten years and (ii) Lehman
Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt with a maturity of between one and ten years, excluding collateralized mortgage obligations.
Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                           LONG-TERM BOND INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 10.71% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, Lehman Brothers
Government/Corporate Bond Index, had an aggregate total return of 11.49% for the same period.

    The U.S. bond markets rallied in 1995 in the face of lower interest rates and weaker than expected economic reports. Indicators such as new home sales and the purchasing managers' index signaled a slowdown. In 1995, the bond market posted double digit positive returns in all maturity sectors (except the 1-3 year issues), and Treasury issues longer than 15 years posted returns nearly commensurate with stocks (23.48% versus 24.54%). The Federal Reserve Board has apparently realized its objective of a "soft landing" for the economy. Real growth rates are near 1.3%, and are expected to inch toward 2.5%, the Federal
Reserve Board's "neutral target", 12 months from now. Inflation is under control, with annualized inflation rate near 2.5% and little upward pressure from wage increases even at a time of full employment. Average hourly earnings have been trending lower and unit labor costs have remained unchanged year over year (lowest in 30 years). A record inflow of capital into Treasuries has also boosted returns in the bond market as inter-country bond yield differentials favor the U.S.

    The mortgage sector posted lower returns during the last twelve months as lower interest rates prompted a pick-up in refinancing of existing mortgages. In
1995 mortgage backed securities continue to lag Treasuries but are posting double digit positive returns.

    Corporate bonds have performed better than Treasuries as lower interest rates (and lower financing costs) and strong corporate earnings boosted the returns of corporate issuers.

    Bonds have continued their rally since the peak in yields back in October of
1994. Federal Reserve Board easing earlier  this year also gave the bond market
another  upward thrust. With 30  year Treasury bond yields  near 6.45%, it would
appear that unless the U.S. economy falls back into recession, we have probably
seen  the peak in  bond prices. The  bond market has  already absorbed the
"soft
landing"  and  low   inflation  rates.  If   capacity  pressures  continue
and
manufacturers begin to pass commodity price increases on to retail consumers, inflation could creep up near the 3.5%-4.0% level. Potential constraints on consumer spending such as higher debt levels and job security should keep consumer prices in check near the 2.5%-3.0% level.

    The Portfolio's return slightly underperformed its benchmark index for the fiscal year ended August 31, 1995 due to its exposure to the mortgage backed sector of the market. During the fiscal year, the Portfolio maintained a diversified portfolio of long term (greater than 10 year average maturity securities) with exposure to the mortgage sector. The benchmark index has no exposure to these securities. During the previous fiscal year, the mortgage sector underperformed the government and corporate sectors as noted above.

                           LONG-TERM BOND INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                                AVERAGE ANNUAL TOTAL RETURN
                                                   WITHOUT TRAK FEE+
WITH TRAK FEE+
                                        --------------------------------------
-   ---------------------------------------
   LONG-TERM BOND INVESTMENTS                 ACTUAL         WITHOUT WAIVERS**
ACTUAL         WITHOUT WAIVERS**
   -----------------------------------       -------         -----------------
-         ------         ------------------
   Year Ended 8/31/95                         10.71%               10.57%
9.07%                8.93%
   Inception (11/18/91) through
    8/31/95                                    6.49%                6.10%
4.90%                4.53%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           LONG-TERM BOND INVESTMENTS
                                      VS.
                LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in the Consulting Group Capital Markets Funds -- Lomg-Term Bond Investments on
December 1, 1991 through August 31, 1995 as compared with the growth of a
$10,000 investment in Lehman Brothers Government/Corporate Bond Index. The plot points used to draw the line graph were as follows:

           GROWTH OF $10,000   GROWTH OF $10,000    GROWTH OF $10,000
           INVESTED IN TRAK    INVESTED IN TRAK     INVESTMENT IN THE
            LONG-TERM BOND      LONG-TERM BOND       LEHMAN BROTHERS
 MONTH        INVESTMENTS         INVESTMENTS          GOVERNMENT/
 ENDING     (EXCLUDING FEE)     (INCLUDING FEE)    CORPORATE BOND INDEX
 12/01/91       $10,000             $10,000               $10,000
 12/91          $10,249             $10,236               $10,337
 03/92          $ 9,950             $ 9,901               $10,182
 06/92          $10,356             $10,266               $10,594
 09/92          $10,876             $10,742               $11,112
 12/92          $10,857             $10,683               $11,120
 03/93          $11,362             $11,138               $11,638
 06/93          $11,648             $11,375               $11,988
 09/93          $11,990             $11,666               $12,386
 12/93          $11,945             $11,578               $12,350
 03/94          $11,535             $11,139               $11,962
 06/94          $11,293             $10,864               $11,814
 09/94          $11,293             $10,823               $11,873
 12/94          $11,333             $10,822               $11,917
 03/95          $11,857             $11,281               $12,510
 06/95          $12,555             $11,900               $13,323
 08/95          $12,684             $11,992               $13,441

------------------------------------------------------------------------------
--

The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                           MUNICIPAL BOND INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 7.86% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, Lehman Brothers
Municipal Bond Index, had an aggregate total return of 8.86% for the same period.

    Throughout the year the municipal bond market has been affected by the various tax proposals coming out of Washington particularly the flat tax proposals. These events have caused many individual investors to focus on the short and intermediate term municipal issues believing that focus on these areas will minimize the risks associated with tax reform. While it is still too early to fully assess the impact of new tax laws on the municipal bond market the municipal bond market reacted to many of the same macro-economic factors as the taxable bond market.

    The Portfolio's return underperformed its benchmark index for the fiscal year ended August 31, 1995 due to rising interest rates at the end of 1994, which caused a decline in the value of long term bonds. The Portfolio's return for the calendar year to date has outperformed the index as a result of falling interest rates and the Portfolio's longer term maturity positioning.

                           MUNICIPAL BOND INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                               AVERAGE ANNUAL TOTAL RETURN
                                             WITHOUT TRAK FEE+
WITH TRAK FEE+
                                  ----------------------------------------
----------------------------------------
   MUNICIPAL BOND INVESTMENTS           ACTUAL          WITHOUT WAIVERS**
ACTUAL          WITHOUT WAIVERS**
   ----------------------------         ------          ------------------
------          ------------------
   Year Ended 8/31/95                    7.86%                 7.63%
6.25%                 6.02%
   Inception (11/18/91) through
    8/31/95                              6.18%                 5.81%
4.60%                 4.23%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                           MUNICIPAL BOND INVESTMENTS
                                      VS.
                      LEHMAN BROTHERS MUNICIPAL BOND INDEX
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A  line graph depicting the total growth of a hypothetical investment of
$10,000
in Consulting Group Capital Markets Funds -- Municipal Bond Investments on
December 1, 1991 through August 31, 1995 as compared with the growth of a
$10,000 investment in the Lehman Brothers Municipal Bond Index. The plot points used to draw the line graph were as follows:

           GROWTH OF $10,000   GROWTH OF $10,000
           INVESTED IN TRAK    INVESTED IN TRAK     GROWTH OF $10,000
            MUNICIPAL BOND      MUNICIPAL BOND      INVESTMENT IN THE
 MONTH        INVESTMENTS         INVESTMENTS        LEHMAN BROTHERS
 ENDING     (EXCLUDING FEE)     (INCLUDING FEE)    MUNICIPAL BOND INDEX
 12/01/91       $10,000             $10,000               $10,000
 12/91          $10,262             $10,249               $10,215
 03/92          $10,247             $10,195               $10,246
 06/92          $10,632             $10,539               $10,635
 09/92          $10,831             $10,696               $10,918
 12/92          $11,096             $10,916               $11,117
 03/93          $11,525             $11,296               $11,529
 06/93          $11,923             $11,642               $11,906
 09/93          $12,325             $11,990               $12,309
 12/93          $12,493             $12,107               $12,481
 03/94          $11,474             $11,077               $11,796
 06/94          $11,483             $11,045               $11,927
 09/94          $11,479             $11,000               $12,008
 12/94          $11,219             $10,710               $11,836
 03/95          $12,228             $11,629               $12,673
 06/95          $12,422             $11,770               $12,979
 08/95          $12,659             $11,965               $13,269

------------------------------------------------------------------------------
--

The  Lehman  Brothers Municipal  Bond  Index is  a  weighted composite  which is
comprised of more than  15,000 bonds issued  within the last  5 years, having
a
minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                          MORTGAGE BACKED INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 9.96% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, Lehman Brothers
Mortgage-Backed Securities Index, had an aggregate total return of 10.94% for the same period. The Lipper U.S. Mortgage Fund Average had an aggregate return of 9.12% for this period.

    The U.S. bond markets rallied in 1995 in the face of lower interest rates and weaker than expected economic reports. Indicators such as new home sales and the purchasing managers' index signaled a slowdown. In 1995, the bond market posted double digit positive returns in all maturity sectors (except the 1-3 year issues), and Treasury issues longer than 15 years posted returns nearly commensurate with stocks (23.48% versus 24.54%). The Federal Reserve Board has apparently realized its objective of a "soft landing" for the economy. Real growth rates are near 1.3%, and are expected to inch toward 2.5%, the Federal
Reserve Board's "neutral target", 12 months from now. Inflation is under control, with annualized inflation rate near 2.5% and little upward pressure from wage increases even at a time of full employment. Average hourly earnings have been trending lower and unit labor costs have remained unchanged year over year (lowest in 30 years). A record inflow of capital into Treasuries has also boosted returns in the bond market as inter-country bond yield differentials favor the U.S.

    The mortgage sector posted lower returns during the last twelve months as lower interest rates prompted a pick-up in refinancing of existing mortgages. In
1995, mortgage backed securities continue to lag Treasuries but are posting double digit positive returns.

    Corporate bonds have performed better than Treasuries as lower interest rates (and lower financing costs) and strong corporate earnings boosted the returns of corporate issuers.

    Bonds have continued their rally since the peak in yields back in October of
1994.  Federal Reserve Board easing earlier this  year also gave the bond market
another upward thrust. With  30 year Treasury bond  yields near 6.45%, it would
appear  that unless the U.S. economy falls back into recession, we have probably
seen the peak in  bond prices. The  bond market has  already absorbed the
"soft
landing"   and  low  inflation   rates.  If  capacity   pressures  continue
and
manufacturers begin to pass commodity price increases on to retail consumers, inflation could creep up near the 3.5%-4.0% level. Potential constraints on consumer spending such as higher debt levels and job security should keep consumer prices in check near the 2.5%-3.0% level.

                          MORTGAGE BACKED INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                               AVERAGE ANNUAL TOTAL RETURN
                                             WITHOUT TRAK FEE+
WITH TRAK FEE+
                                  ----------------------------------------
----------------------------------------
   MORTGAGE BACKED INVESTMENTS          ACTUAL          WITHOUT WAIVERS**
ACTUAL          WITHOUT WAIVERS**
   ----------------------------         ------          ------------------
------          ------------------
   Year Ended 8/31/95                    9.96%                 9.65%
8.33%                 8.02%
   Inception (11/18/91) through
    8/31/95                              6.28%                 5.88%
4.69%                 4.30%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                          MORTGAGE BACKED INVESTMENTS
                                      VS.
 LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX AND LIPPER U.S. MORTGAGE
FUND
                                    AVERAGE
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A  line graph depicting the total growth of a hypothetical investment of
$10,000
in Consulting Group Capital Markets Funds -- Mortgage Backed Investments on
December 1, 1991 through August 31, 1995 as compared with the growth of a
$10,000 investment in the Lehman Brothers Mortgage-Backed Securities Index and
Lipper U.S. Mortgage Fund Average. The plot points used to draw the line graph were as follows:

           GROWTH OF $10,000   GROWTH OF $10,000   GROWTH OF $10,000   GROWTH
OF $10,000
           INVESTED IN TRAK    INVESTED IN TRAK    INVESTMENT IN THE
INVESTMENT IN THE
            MORTGAGE BACKED     MORTGAGE BACKED     LEHMAN BROTHERS
LIPPER U.S.
 MONTH        INVESTMENTS         INVESTMENTS       MORTGAGE-BACKED
MORTGAGE FUND
 ENDING     (EXCLUDING FEE)     (INCLUDING FEE)    SECURITIES INDEX
AVERAGE
 12/01/91       $10,000             $10,000             $10,000
$10,000
 12/91          $10,220             $10,207             $10,201
$10,249
 03/92          $10,132             $10,081             $10,113
$10,121
 06/92          $10,525             $10,433             $10,519
$10,510
 09/92          $10,812             $10,677             $10,833
$10,868
 12/92          $10,889             $10,713             $10,911
$10,889
 03/93          $11,168             $10,947             $11,233
$11,247
 06/93          $11,384             $11,116             $11,444
$11,489
 09/93          $11,463             $11,151             $11,554
$11,665
 12/93          $11,564             $11,207             $11,658
$11,703
 03/94          $11,315             $10,924             $11,387
$11,387
 06/94          $11,224             $10,795             $11,323
$11,182
 09/94          $11,292             $10,820             $11,422
$11,221
 12/94          $11,324             $10,811             $11,470
$11,200
 03/95          $11,855             $11,275             $12,071
$11,719
 06/95          $12,442             $11,789             $12,700
$12,291
 08/95          $12,577             $11,887             $12,854
$12,406

------------------------------------------------------------------------------
--

The Lehman  Brothers Mortgage-Backed  Securities Index  includes all  fixed-
rate
securities  backed  by  mortgage  pools  of  the  Government  National
Mortgage
Association (GNMA), Federal Home Loan  Mortgage Corporation (FHLMC) and
Federal
National  Mortgage Association (FNMA). The Lipper  U.S. Mortgage Fund Average
is
an average  of funds  invested at  least 65%  in mortgage  securities issued
or
guaranteed  as  to principal  and interest  by the  U.S. Government  and certain
federal agencies. Because  the index is  not a managed  portfolio, there are no
advisory   fees  or  internal  management  expenses  reflected  in  the index's
performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                              BALANCED INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The  Portfolio had an aggregate  total return of 12.76%  for the fiscal year
ended August 31, 1995.  The Portfolio's benchmark  indices, the Lehman
Brothers
Government/Corporate  Index and the Standard &  Poor's 500 Composite Stock
Price
Index  ("S&P  500")  had   aggregate  total  returns   of  11.49%  and
21.42%,
respectively, for the same period.

    The  Portfolio holds a mix of stocks and bonds making comparisons to a blend
of 60% S&P 500 and 40% Lehman Brothers Government/Corporate Index more relevant
than  either stock or  bond index individually.  The 60/40 blended  index was up
17.43% for the fiscal year ended  August 31, 1995. The Portfolio underperformed
the  benchmark  index for  two main  reasons: (1)  the Portfolio  manager
Palley
Needelman  tends  to  focus  on  large  company  value  oriented  stocks which
underperformed  their growth oriented counterparts for  the fiscal year, and
(2)
the Portfolio manager tends to focus on the short and intermediate term high quality fixed income securities and therefore the fixed income component of the
Portfolio underperformed the Lehman Brothers Government/Corporate Index which has a significantly longer average maturity.

    The Portfolio benefited from a strong stock market as lower interest rates and stronger than generally expected corporate earnings drove the U.S. equity market higher. Growth oriented stocks outperformed value oriented stocks as investors bid up stocks that maintained earnings growth in excess of the market's growth rate while economic growth declined from a high of 5.5% in the fourth quarter of 1994 to a present level of 1.3% real GDP annual growth.

    The best performing sectors of the market were technology, financial services and health care. Of these noted sectors financial services had the greatest impact on the Portfolio. In financial services, most of the money center banks, regional banks, insurance companies and brokerage firms posted strong double digit gains for the first nine months of 1995. Many financial services companies benefited from strong earnings in an environment of lower interest rates, increased fee based revenue and continued consumer credit card purchases.

    The worst performing sectors of the market were consumer durables, retail, and energy. The retail sector continued to suffer due to weak demand in the area due to weak consumer demand in the area of specialty and general department store retailers. Lower energy prices, specifically oil prices, contributed to the small gains in the energy sector.

    The U.S. bond markets rallied in 1995 in the face of lower interest rates and weaker than expected economic reports. Indicators such as new home sales and the purchasing managers' index signaled a slowdown. In 1995, the bond market posted double digit positive returns in all maturity sectors (except the 1-3 year issues), and Treasury issues longer than 15 years posted returns nearly commensurate with stocks (23.48% versus 24.54%). The Federal Reserve Board has apparently realized its objective of a "soft landing" for the economy. Real growth rates are near 1.3%, and are expected to inch toward 2.5%, the Federal
Reserve Board's "neutral target", 12 months from now. Inflation is under control, with annualized inflation rate near 2.5% and little upward pressure from wage increases even at a time of full employment. Average hourly earnings have been trending lower and unit labor costs have remained unchanged year over year (lowest in 30 years). A record inflow of capital into Treasuries has also boosted returns in the bond market as inter-country bond yield differentials favor the U.S.

    The mortgage sector posted lower returns during the last twelve months as lower interest rates prompted a pick-up in refinancing of existing mortgages. In
1995, mortgage backed securities continue to lag Treasuries but are posting double digit positive returns.

    Corporate bonds have performed better than Treasuries as lower interest rates (and lower financing costs) and strong corporate earnings boosted the returns of corporate issuers.

    Bonds have continued their rally since the peak in yields back in October of
1994.  Federal Reserve Board easing earlier this  year also gave the bond market
another upward thrust. With  30 year Treasury bond  yields near 6.45%, it would
appear  that unless the U.S. economy falls back into recession, we have probably
seen the peak in  bond prices. The  bond market has  already absorbed the
"soft
landing"   and  low  inflation   rates.  If  capacity   pressures  continue
and
manufacturers begin to pass commodity price
increases on to retail  consumers, inflation could creep  up near the  3.5%-
4.0%
level. Potential constraints on consumer spending such as higher debt levels and job security should keep consumer prices in check near the 2.5%-3.0% level.

    Looking forward, the Consulting Group believes that higher than normal valuation levels, slower corporate earnings growth, record inflows of first time money into aggressive equity mutual funds, low levels of cash as a percentage of total mutual fund values and fading consumer confidence are all factors which should weigh heavily on any further acceleration of U.S. equity prices. Given the consensus outlook for stable economic growth and subdued inflation, once an adjustment is made in the stock market and valuations come down to levels more comparable with future earnings growth potential, equities should perform slightly below their historical average return of 10% per year.

                              BALANCED INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                  AVERAGE ANNUAL TOTAL RETURN
                                       WITHOUT TRAK FEE+               WITH
TRAK FEE+
                                  ---------------------------    -------------
--------------
   BALANCED INVESTMENTS           ACTUAL   WITHOUT WAIVERS**     ACTUAL
WITHOUT WAIVERS**
   ----------------------------   ------   ------------------    ------   ----
--------------
   Year Ended 8/31/95             12.76%         12.06%          11.09%
10.40%
   Inception (2/16/93) through
    8/31/95                        9.31%          7.97%           7.69%
6.36%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                              BALANCED INVESTMENTS
                                      VS.
    LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX AND S&P 500 STOCK INDEX
                     MARCH 1, 1993 THROUGH AUGUST 31, 1995

A  line graph depicting the total growth of a hypothetical investment of
$10,000
in Consulting Group Capital  Markets Funds -- Balanced  Investments on March
1,
1993 through August 31, 1995 as compared with the growth of a $10,000 investment in the Lehman Brothers Government/Corporate Bond Index and S&P 500 Stock Index.
The plot points used to draw the line graph were as follows:

                                                   GROWTH OF $10,000
           GROWTH OF $10,000   GROWTH OF $10,000   INVESTMENT IN THE
           INVESTED IN TRAK    INVESTED IN TRAK     LEHMAN BROTHERS    GROWTH
OF $10,000
               BALANCED            BALANCED           GOVERNMENT/
INVESTMENT IN THE
 MONTH        INVESTMENTS         INVESTMENTS          CORPORATE
S&P 500
 ENDING     (INCLUDING FEE)     (EXCLUDING FEE)       BOND INDEX
STOCK INDEX
 03/01/93       $10,000             $10,000             $10,000
$10,000
 03/93          $10,212             $10,225             $10,034
$10,211
 06/93          $10,315             $10,366             $10,336
$10,260
 09/93          $10,430             $10,521             $10,678
$10,524
 12/93          $10,746             $10,880             $10,648
$10,769
 03/94          $10,369             $10,539             $10,313
$10,362
 06/94          $10,276             $10,484             $10,185
$10,404
 09/94          $10,548             $10,801             $10,236
$10,912
 12/94          $10,302             $10,588             $10,274
$10,910
 03/95          $11,060             $11,409             $10,786
$11,970
 06/95          $11,793             $12,212             $11,486
$13,111
 08/95          $12,072             $12,532             $11,588
$13,579

------------------------------------------------------------------------------
--
The Lehman Brothers Government/Corporate Bond Index is a weighted composite of
(i) Lehman Brothers Government Bond Index, which is comprised of all publicly issued, non-convertible debt of the U.S. government or any agency thereof, quasi-federal corporations, and corporate debt guaranteed by the U.S. government and (ii) Lehman Brothers Corporate Bond Index, which is comprised of all public fixed-rate, non-convertible investment-grade domestic corporate debt, excluding collateralized mortgage obligations. The S&P 500 Stock Index is an index composed of 500 widely held common stocks listed on the New York Stock Exchange,
American Stock Exchange and over-the-counter market. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 16.14% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Russell 1000 Value
Index,  had an aggregate total return of  19.14% for the same period. The
Lipper
Growth and Income Fund Average had an aggregate return of 16.92% for this period.

    The Portfolio benefited from a strong stock market as lower interest rates and stronger than generally expected corporate earnings drove the U.S. equity market higher. Growth oriented stocks outperformed value oriented stocks as investors bid up stocks that maintained earnings growth in excess of the market's growth rate while economic growth declined from a high of 5.5% in the fourth quarter of 1994 to a present level of 1.3% real GDP annual growth.

    The best performing sectors of the market were technology, financial services and health care. Of these noted sectors financial services had the greatest impact on the Large Capitalization Value Fund. In financial services, most of the money center banks, regional banks, insurance companies and brokerage firms posted strong double digit gains for the first nine months of
1995. Many financial services companies benefited from strong earnings in an environment of lower interest rates, increased fee based revenue and continued consumer credit card purchases.

    The worst performing sectors of the market were consumer durables, retail, and energy. The retail sector continued to suffer due to weak demand in the area due to weak consumer demand in the area of specialty and general department store retailers. Lower energy prices, specifically oil prices, contributed to the small gains in the energy sector.

    The Portfolio for  the last  12 months  has been  co-managed 80%
Parametric
Portfolio Associates and 20% Newbold's Asset Management in a fully invested large capitalization value oriented portfolio. The Parametric portion of the
Portfolio is managed through a quantitative investment process with risk characteristics similar to that of the Russell 1000 Value Index. The Newbold's
Asset Management portfolio of the Portfolio is managed with a focus on high quality companies selling at attractive valuation levels.

    Looking forward, the Consulting Group believes that higher than normal valuation levels, slower corporate earnings growth, record inflows of first time money into aggressive equity mutual funds, low levels of cash as a percentage of total mutual fund values and fading consumer confidence are all factors which should weigh heavily on any further acceleration of U.S. equity prices. Given the consensus outlook for stable economic growth and subdued inflation, once an adjustment is made in the stock market and valuations come down to levels more comparable with future earnings growth potential, equities should perform slightly below their historical average return of 10% per year.

                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                          AVERAGE ANNUAL TOTAL RETURN
                                                        WITHOUT TRAK FEE+
WITH TRAK FEE+
                                                   ---------------------------
---------------------------
   LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS   ACTUAL   WITHOUT WAIVERS**
ACTUAL   WITHOUT WAIVERS**
   ---------------------------------------------   ------   ------------------
------   ------------------
   Year Ended 8/31/95                              16.14%         16.04%
14.41%         14.31%
   Inception (11/18/91) through 8/31/95             9.71%          9.68%
8.07%          8.04%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
                                      VS.
       RUSSELL 1000 VALUE INDEX AND LIPPER GROWTH AND INCOME FUND AVERAGE
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in  Consulting Group Capital Markets Funds  -- Large Capitalization Value
Equity
Investments on December 1, 1991 through August 31, 1995 as compared with the growth of a $10,000 investment in Russell 1000 Value Index and Lipper Growth and
Income Fund Average. The plot points used to draw the line graph were as follows:

            GROWTH OF $10,000      GROWTH OF $10,000
             INVESTED IN TRAK       INVESTED IN TRAK
GROWTH OF $10,000
           LARGE CAPITALIZATION   LARGE CAPITALIZATION   GROWTH OF $10,000
INVESTMENT IN THE
               VALUE EQUITY           VALUE EQUITY       INVESTMENT IN THE
LIPPER GROWTH
 MONTH         INVESTMENTS            INVESTMENTS          RUSSELL 1000
AND INCOME
 ENDING      (EXCLUDING FEE)        (INCLUDING FEE)         VALUE INDEX
FUND AVERAGE
 12/01/91         $10,000                $10,000              $10,000
$10,000
 12/91            $10,677                $10,664              $10,838
$10,986
 03/92            $10,485                $10,433              $10,960
$10,985
 06/92            $11,034                $10,937              $11,418
$11,006
 09/92            $11,239                $11,098              $11,655
$11,292
 12/92            $11,150                $10,969              $12,335
$11,960
 03/93            $11,582                $11,351              $13,527
$12,505
 06/93            $11,674                $11,397              $13,923
$12,610
 09/93            $12,080                $11,750              $14,611
$13,056
 12/93            $12,252                $11,873              $14,571
$13,350
 03/94            $11,720                $11,316              $14,062
$12,939
 06/94            $11,800                $11,351              $14,149
$12,888
 09/94            $12,079                $11,576              $14,509
$13,444
 12/94            $11,807                $11,273              $14,279
$13,225
 03/95            $12,837                $12,212              $15,635
$14,279
 06/95            $13,868                $13,141              $17,037
$15,438
 08/95            $14,508                $13,713              $17,878
$16,073

------------------------------------------------------------------------------
--
The Russell 1000 Value Index is a capitalization weighted total return index which is comprised of 1000 of the largest capitalized U.S. domiciled companies with greater-than-average value orientation whose common stock is traded in the
United States on the New York Stock Exchange, American Stock Exchange and
NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper
Growth and Income Fund Average is composed of the Portfolio's peer group of mutual funds investing in growth and income oriented funds.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 22.30% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Russell 1000 Growth
Index, had an aggregate total return of  24.64% for the same period. The
Lipper
Growth Fund Average had an aggregate return of 20.01% for this period.

    The Portfolio benefited from the excellent environment for equity investment for the last 12 months as the U.S. stock market was driven by falling interest rates and stronger than expected corporate earnings. Growth stocks outperformed value stocks as investors bid up prices of stocks that maintained earnings growth in excess of the market's growth rate while economic growth declined from a high of 5.5% in the fourth quarter of 1994 to a present level of 1.3% real GDP annual growth.

    The best performing sectors were  technology, financial services and health
care.  Of these sectors technology and health care had the largest impact on the
Portfolio. The technology sector garnished most of the financial press over the
last twelve months as Microsoft rolled out the long-awaited and much anticipated
Windows   95  operating  software.  In  addition,  strong  demand  for personal
computers, semiconductors, and peripheral hardware and software drove the technology sector to a 52% gain over the last twelve months. In the health care sector, multi-national drug companies posted strong advances on stronger than expected earnings.

    The worst performing sectors of the market were consumer durables, retail, and energy. The retail sector continued to suffer due to weak demand in the area due to weak consumer demand in specialty and general department store retailers.
Lower energy prices, specifically oil prices, contributed to the small gains in the energy sector.

    The  Portfolio  for  the  last  12 months  has  been  co-managed  80%
Boston
Structured Advisors and  20% Provident  Investment Counsel in  a fully invested
large capitalization growth oriented portfolio. The Boston Structured portion of
the   portfolio  is  managed  in   quantitative  investment  process  with
risk
characteristics similar to that of the Russell 1000 Growth Index. The
Provident
Investment Counsel portfolio of the portfolio is managed with a focus on high quality companies selling at attractive valuation levels.

    Looking forward, the Consulting Group believes with slower corporate earnings growth investors are usually willing to pay a premium for growth. When growth is plentiful investors are usually more selective, and look for the best price when shopping for growth. With the economy showing few signs of regaining significant strength, only a nominal increase in industrial production and real
GDP expected to move near the Federal Reserve Board target of 2.5%, growth stocks are poised to benefit from investor re-focus as corporate earnings growth slows.

                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                          AVERAGE ANNUAL TOTAL RETURN
                                                        WITHOUT TRAK FEE+
WITH TRAK FEE+
                                                   ---------------------------
---------------------------
   LARGE CAPITALIZATION GROWTH INVESTMENTS         ACTUAL   WITHOUT WAIVERS**
ACTUAL   WITHOUT WAIVERS**
   ---------------------------------------------   ------   ------------------
------   ------------------
   Year Ended 8/31/95                              22.30%         22.21%
20.48%         20.38%
   Inception (11/18/91) through 8/31/95            11.90%         11.84%
10.22%         10.17%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                    LARGE CAPITALIZATION GROWTH INVESTMENTS
                                      VS.
            RUSSELL 1000 GROWTH INDEX AND LIPPER GROWTH FUND AVERAGE
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in  the Consulting  Group Capital Markets  Funds --  Large Capitalization
Growth
Investments on December 1, 1991 through August 31, 1995 as compared with the growth of a $10,000 investment in Russell 1000 Growth Index and Lipper Growth
Fund Average. The plot points used to draw the line graph were as follows:

            GROWTH OF $10,000      GROWTH OF $10,000
             INVESTED IN TRAK       INVESTED IN TRAK     GROWTH OF $10,000
GROWTH OF $10,000
           LARGE CAPITALIZATION   LARGE CAPITALIZATION   INVESTMENT IN THE
INVESTMENT IN THE
 MONTH      GROWTH INVESTMENTS     GROWTH INVESTMENTS      RUSSELL 1000
LIPPER GROWTH
 ENDING      (EXCLUDING FEE)        (INCLUDING FEE)        GROWTH INDEX
FUND AVERAGE
 12/01/91         $10,000                $10,000              $10,000
$10,000
 12/91            $11,448                $11,434              $11,413
$11,123
 03/92            $10,699                $10,646              $10,849
$11,004
 06/92            $10,587                $10,493              $10,731
$10,715
 09/92            $11,511                $11,367              $11,203
$11,032
 12/92            $12,195                $11,997              $11,984
$12,015
 03/93            $11,957                $11,720              $11,884
$12,324
 06/93            $11,832                $11,555              $11,700
$12,411
 09/93            $12,495                $12,155              $11,873
$13,012
 12/93            $12,220                $11,843              $12,332
$13,313
 03/94            $11,745                $11,339              $11,789
$12,866
 06/94            $11,533                $11,092              $11,670
$12,531
 09/94            $12,245                $11,732              $12,567
$13,209
 12/94            $12,252                $11,695              $12,661
$13,035
 03/95            $13,310                $12,657              $13,866
$13,997
 06/95            $14,695                $13,922              $15,230
$15,312
 08/95            $15,281                $14,441              $15,881
$16,149

------------------------------------------------------------------------------
--
The Russell 1000 Growth  Index is a capitalization  weighted total return index
which  is comprised of 1000 of  the largest capitalized U.S. domiciled companies
with a greater-than-average growth orientation  whose common stock is traded in
the  United States on the  New York Stock Exchange,  American Stock Exchange
and
NASDAQ. Because the index is not a managed portfolio, there are no advisory fees
or internal management expenses reflected in the index's performance. The
Lipper
Growth Fund Average is  composed of the Portfolio's  peer group of mutual funds
investing   in  companies  where  long  term   earnings  are  expected  to
grow
significantly faster than the earnings of the stocks represented in the major unmanaged stock indices.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 12.50% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Russell 2000 Value
Index, had an aggregate total return of 15.58% for the same period. In addition, the Lipper Small Company Fund Average had an aggregate return of 25.98% for this period.

    Small company stocks slightly underperformed large company stocks for the
12
months ended August  31, 1995. During  that time period  growth oriented stocks
outperformed  valued oriented stocks  by a significant  margin. The Russell
2000
Growth Index, a proxy for small company growth stocks was up 26.12%, while the
Russell 2000 Value Index was up 15.58%, a proxy for small company value stocks.
Small company value stocks were beneficiaries of the generally positive environment for equity investing in the U.S. over the last twelve months.

    Falling interest rates and the positive environment for the financial services sector aided the performance of the portfolio over the last fiscal year. In addition, the high level merger and acquisition activity in the banking and savings and loan industry served as an additional stimulus to returns in the small company value sector. Unfortunately positive earnings surprises did not affect the small cap value sector of the market as much as other sectors as disappointing earnings in retail and some cyclical stocks caused lagging returns in comparison to the rest of the U.S. stock market. Retail companies continue to be affected by weak consumer demand and consumer price sensitivity. In apparel manufacturing some companies were affected by rising commodity prices and their inability to pass on the price increases at the retail level. Continuing industry competition also has not helped the poor pricing environment. A slowdown in housing starts has negatively impacted stocks in the shelter sector.
Lower energy prices, specifically oil prices, contributed to the small gains in the energy sector.

    During the fiscal year the Portfolio terminated sub-advisor Thorsell, Parker
Partners and hired co-manager Wells Fargo/Nikko. The Portfolio is currently managed 50% by Wells Fargo/Nikko and 50% by NFJ Investment Group in a fully invested small capitalization value oriented portfolios. The Wells Fargo/ Nikko portion of the portfolio is managed in quantitative investment process with risk characteristics similar to that of the Russell 2000 Value Index. The NFJ
Investment Group portfolio is managed with a focus on high quality companies selling at attractive valuation levels.

    The Consulting Group believes that higher than normal valuation levels, slower corporate earnings growth, record inflows of first time money into aggressive equity mutual funds, low levels of cash as a percentage of total mutual fund values and fading consumer confidence are all factors which should weigh heavily on any further acceleration of U.S. equity prices. Given the consensus outlook for stable economic growth and subdued inflation, once an adjustment is made in the stock market and valuations come down to levels more comparable with future earnings growth potential, equities should perform slightly below their historical average return of 10% per year, while investors should expect somewhat higher returns from small company stocks.

                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                                AVERAGE ANNUAL TOTAL RETURN
                                                        WITHOUT TRAK FEE+
WITH TRAK FEE+
                                               -------------------------------
----   -----------------------------------
   SMALL CAPITALIZATION VALUE EQUITY                                  WITHOUT
WITHOUT
    INVESTMENTS                                     ACTUAL           WAIVERS**
ACTUAL           WAIVERS**
   ------------------------------------------      -------        ------------
----       -------        ----------------
   Year Ended 8/31/95                              12.50%             12.48%
10.83%             10.81%
   Inception (11/18/91) through 8/31/95             8.60%              8.56%
6.98%              6.95%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                 SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
                                      VS.
         RUSSELL 2000 VALUE INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in  the Consulting  Group Capital  Markets Funds  -- Small  Capitalization
Value
Equity Investments on December 1, 1991 through August 31, 1995 as compared with the growth of a $10,000 investment in the Russell 2000 Index and Lipper Small
Company Fund Average. The plot points used to draw the line graph were as follows:

            GROWTH OF $10,000      GROWTH OF $10,000
             INVESTED IN TRAK       INVESTED IN TRAK
GROWTH OF $10,000
           SMALL CAPITALIZATION   SMALL CAPITALIZATION   GROWTH OF $10,000
INVESTMENT IN THE
               VALUE EQUITY           VALUE EQUITY       INVESTMENT IN THE
LIPPER SMALL
 MONTH         INVESTMENTS            INVESTMENTS          RUSSELL 2000
COMPANY FUND
 ENDING      (EXCLUDING FEE)        (INCLUDING FEE)            INDEX
AVERAGE
 12/01/91         $10,000                $10,000              $10,000
$10,000
 12/91            $10,717                $10,704              $10,648
$11,113
 03/92            $11,383                $11,326              $11,957
$11,472
 06/92            $11,204                $11,107              $11,720
$10,520
 09/92            $11,255                $11,116              $12,150
$10,871
 12/92            $13,251                $13,039              $13,751
$12,638
 03/93            $13,057                $12,800              $15,090
$12,958
 06/93            $12,591                $12,297              $15,333
$13,303
 09/93            $12,928                $12,579              $16,595
$14,435
 12/93            $12,686                $12,298              $17,031
$14,803
 03/94            $12,218                $11,800              $16,800
$14,382
 06/94            $11,749                $11,305              $16,546
$13,570
 09/94            $12,121                $11,618              $17,329
$14,724
 12/94            $11,603                $11,080              $16,815
$14,686
 03/95            $12,134                $11,544              $17,438
$15,501
 06/95            $13,071                $12,389              $18,967
$16,896
 08/95            $13,993                $13,230              $20,244
$18,446

------------------------------------------------------------------------------
--
The Russell 2000 Value Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with less-than-average growth orientation whose common stock is traded in the
United States on the New York Stock Exchange, American Stock Exchange and
NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper
Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.
NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.
 *Assumes the reinvestment of all distributions.
**See Note 2 to Financial Statements.
  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 38.25% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Russell 2000 Growth
Index,  had an aggregate total return of  26.12% for the same period. The
Lipper
Small Company Fund Average had an aggregate return of 25.98% for this period.

    Small company growth stocks were the best performing domestic equity investment style for the fiscal year. Small company growth stocks were beneficiaries of the generally positive environment for equities created by falling interest rates and stronger than expected corporate earnings. In addition, the heavily technology oriented small company growth sector benefited from investor excitement regarding these rapidly growing and volatile companies.

    The  best performing sectors were  technology, financial services and health
care. Of these sectors, technology and health care had the largest impact on the
Portfolio. The technology sector garnished most of the financial press over the
last twelve months as Microsoft rolled out the long-awaited and much anticipated
Windows   95  operating  software.  In  addition,  strong  demand  for personal
computers, semiconductors, and peripheral hardware and software drove the technology sector to a 52% gain over the last twelve months. In the health care sector, multi-national drug companies posted strong advances on stronger than expected earnings.

    The worst performing sectors of the market were consumer durables, retail, and energy. The retail sector continued to suffer due to weak demand in the area due to weak consumer demand in specialty and general department store retailers.
Lower energy prices, specifically oil prices, contributed to the small gains in the energy sector.

    During  the fiscal year  the Portfolio employed  a co-manager structure.
The
Portfolio is currently managed 50% by Mellon Capital and 50% by Pilgrim, Baxter in fully invested small capitalization growth oriented portfolios. The Mellon
Capital portion of the portfolio is managed through a quantitative investment process with risk characteristics similar to that of the Russell 2000 Growth
Index. The Pilgrim, Baxter portfolio is managed with a focus on rapidly growing companies which have the potential to realize earnings in excess of the consensus earnings expectation.

    The Consulting Group believes that higher than normal valuation levels, slower corporate earnings growth, record inflows of first time money into aggressive equity mutual funds, low levels of cash as a percentage of total mutual fund values and fading consumer confidence are all factors which should weigh heavily on any further acceleration of U.S. equity prices. Given the consensus outlook for stable economic growth and subdued inflation, once an adjustment is made in the stock market and valuations come down to levels more comparable with future earnings growth potential, equities should perform slightly below their historical average return of 10% per year, while investors should expect somewhat higher returns from small company stocks.

                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                          AVERAGE ANNUAL TOTAL RETURN
                                                        WITHOUT TRAK FEE+
WITH TRAK FEE+
                                                   ---------------------------
---------------------------
   SMALL CAPITALIZATION GROWTH INVESTMENTS         ACTUAL   WITHOUT WAIVERS**
ACTUAL   WITHOUT WAIVERS**
   ---------------------------------------------   ------   ------------------
------   ------------------
   Year Ended 8/31/95                              38.25%         38.22%
36.19%         36.16%
   Inception (11/18/91) through 8/31/95            23.06%         22.94%
21.22%         21.10%

               HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTMENT IN
                    SMALL CAPITALIZATION GROWTH INVESTMENTS
                                      VS.
        RUSSELL 2000 GROWTH INDEX AND LIPPER SMALL COMPANY FUND AVERAGE
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A  line graph depicting the total growth of a hypothetical investment of
$10,000
in Consulting  Group  Capital  Markets  Funds  --  Small  Capitalization
Growth
Investments on December 1, 1991 through August 31, 1995 as compared with the growth of a $10,000 investment in the Russell 2000 Index and Lipper Small
Company Fund Average. The plot points used to draw the line graph were as follows:

            GROWTH OF $10,000      GROWTH OF $10,000
GROWTH OF $10,000
             INVESTED IN TRAK       INVESTED IN TRAK     GROWTH OF $10,000
INVESTMENT IN THE
           SMALL CAPITALIZATION   SMALL CAPITALIZATION   INVESTMENT IN THE
LIPPER SMALL
 MONTH      GROWTH INVESTMENTS     GROWTH INVESTMENTS      RUSSELL 2000
COMPANY FUND
 ENDING      (EXCLUDING FEE)        (INCLUDING FEE)            INDEX
AVERAGE
 12/01/91         $10,000                $10,000              $10,000
$10,000
 12/91            $11,191                $11,177              $10,958
$11,113
 03/92            $10,844                $10,789              $11,258
$11,472
 06/92            $10,112                $10,023              $ 9,905
$10,520
 09/92            $10,397                $10,268              $10,097
$10,871
 12/92            $12,469                $12,268              $11,808
$12,638
 03/93            $12,060                $11,820              $11,597
$12,958
 06/93            $13,412                $13,096              $11,932
$13,303
 09/93            $15,025                $14,617              $13,045
$14,435
 12/93            $15,402                $14,927              $13,388
$14,803
 03/94            $15,490                $14,955              $12,844
$14,382
 06/94            $13,840                $13,312              $12,038
$13,570
 09/94            $16,346                $15,663              $13,160
$14,724
 12/94            $17,420                $16,631              $13,062
$14,686
 03/95            $18,193                $17,303              $13,778
$15,501
 06/95            $19,763                $18,725              $15,144
$16,896
 08/95            $21,763                $20,569              $16,524
$18,446

------------------------------------------------------------------------------
--
The Russell 2000 Growth Index is a capitalization weighted total return index which is comprised of 2000 of the smallest capitalized U.S. domiciled companies with greater-than-average growth orientation whose common stock is traded in the
United States on the New York Stock Exchange, American Stock Exchange and
NASDAQ. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance. The Lipper
Small Company Fund Average is composed of the Portfolio's peer group of mutual funds which limit their investments to companies on the basis of the size of the company.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                        INTERNATIONAL EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of (0.18%) for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Morgan Stanley
EAFE-Capitalization Weighted Index had an aggregate total return of 0.51% for the same period.

    The fiscal year has seen dramatic movements in the currency markets with the
US Dollar moving to post World War II lows versus the Yen only to see it rebound substantially. The Japanese stock market was down 8.41% on US dollar basis while most of the other markets in the Morgan Stanley EAFE index posted gains in US
Dollar  terms. In  Europe, the United  Kingdom was  up 14%, Germany  was up
10%,
France was up 2%, and Spain was up 10%. The largest gains from Finland which was up 50% in US dollar terms (30% in local currency terms).

    The Consulting Group has scaled back its expectations in the overseas equity markets, as a number of factors indicate weakness in Europe, Japan and the U.K.
Europe, dominated primarily by Germany, France, Spain, and Italy in terms of market capitalization, has been buffeted by high valuations, slower than expected export growth caused by a stronger D-Mark, high levels of unemployment and still high real interest rates. In addition, the recent row over the scheduled convergence requirements for a unified European Monetary Union, has created uncertainty in those markets, such as Italy and Belgium, that appear unlikely to meet the debt reduction requirements by 1998. Market valuations are mixed throughout much of Europe as many of the high return markets of 1995 such as Finland and Sweden are trading at high price earnings ratios, price to book and price to cash flow multiples relative to other major developed non-US markets. Germany and the UK are also trading at fairly expensive levels relative to expected earnings growth. Selected markets such as France, Italy and Spain, however, seem to be relatively cheap on a book value or cash flow basis. Many of the export drive markets of Europe have been adversely affected by the strong currency of Europe, the D-Mark, as it continues to gain strength relative to the dollar.

    The Japanese stock market has begun to show some signs of fair valuation in select sectors, as prices have declined from their post 1980's highs and earnings of export driven companies begin to improve slightly with the advent of a weaker Yen. These faint rays of hope for Japan are overshadowed by a deflationary environment, continued weak demand and the banking crisis. Add to this the government's inability to attack the banking problem. Consumer demand has continued to remain weak, with virtually all stock purchases coming from capital inflows. Five banks have failed in Japan over the last year with more than 50,000 billion Yen still outstanding in bad loans. Unfortunately, the banks aggressively lent capital during the 1980s using inflated property and land prices as collateral. The dramatic reduction in property and land values over the last 5-10 years has placed enormous financial burden on most major Japanese banks. Overall earnings growth potential looks weak in Japan and the recession may continue into its fourth and fifth straight years.

                        INTERNATIONAL EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                                  AVERAGE ANNUAL TOTAL RETURN

                                                    WITHOUT TRAK FEE+
WITH TRAK FEE+
                                         -------------------------------------
---    ----------------------------------------
   INTERNATIONAL EQUITY INVESTMENTS            ACTUAL          WITHOUT
WAIVERS**           ACTUAL          WITHOUT WAIVERS**
   -----------------------------------        -------          ---------------
---         -------          ------------------
   Year Ended 8/31/95                          (0.18)%               (0.18)%
(1.66)%               (1.66)%
   Inception (11/18/91) through
    8/31/95                                     9.27%                 9.27%
7.64%                 7.64%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                        INTERNATIONAL EQUITY INVESTMENTS
                                      VS.
                     MORGAN STANLEY EAFE-GDP WEIGHTED INDEX
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in Consulting Group Capital Markets Funds -- International Equity Investments on
December 1, 1991 through August 31, 1995 as compared with the growth of a
$10,000 investment  in the  Morgan Stanley  EAFE-GDP Weighted  Index and
Morgan
Stanley EAFE - Capitalization Weighted. The plot points used to draw the line graph were as follows:


GROWTH OF $10,000
            GROWTH OF $10,000      GROWTH OF $10,000     GROWTH OF $10,000
INVESTMENT IN THE
             INVESTED IN TRAK       INVESTED IN TRAK     INVESTMENT IN THE
MORGAN STANLEY
           INTERNATIONAL EQUITY   INTERNATIONAL EQUITY    MORGAN STANLEY
EAFE-
 MONTH         INVESTMENTS            INVESTMENTS            EAFE-GDP
CAPITALIZATION
 ENDING      (EXCLUDING FEE)        (INCLUDING FEE)       WEIGHTED INDEX
WEIGHTED
 12/01/91         $10,000                $10,000              $10,000
$10,000
 12/91            $10,025                $10,165              $10,575
$10,517
 03/92            $ 9,474                $ 9,571              $ 9,833
$ 9,269
 06/92            $ 9,737                $ 9,799              $10,161
$ 9,465
 09/92            $ 9,312                $ 9,336              $ 9,912
$ 9,608
 12/92            $ 9,355                $ 9,344              $ 9,554
$ 9,237
 03/93            $10,058                $10,009              $10,686
$10,345
 06/93            $10,912                $10,818              $11,648
$11,386
 09/93            $11,653                $11,509              $12,607
$12,141
 12/93            $12,066                $11,873              $12,760
$12,246
 03/94            $13,073                $12,816              $13,463
$12,673
 06/94            $13,435                $13,121              $13,814
$13,320
 09/94            $13,577                $13,210              $13,867
$13,333
 12/94            $13,212                $12,807              $13,755
$13,197
 03/95            $12,958                $12,515              $13,995
$13,443
 06/95            $13,052                $12,557              $14,317
$13,541
 08/95            $14,004                $13,440              $14,615
$13,837

------------------------------------------------------------------------------
--
The Morgan Stanley EAFE-GDP Weighted Index is a composite portfolio consisting of equity total returns for the countries of Australia and New Zealand and countries in Europe and the Far East, weighted based on each country's gross domestic product. The Morgan Stanley EAFE-Capitalization Weighted Index is a composite portfolio consisting of equity total returns for the countries of
Australia, New Zealand and countries in Europe and the Far East, weighted based on each country's market capitalization. Because the indices are not managed portfolios, there are no advisory fees or internal management expenses reflected in the indices' performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                     INTERNATIONAL FIXED INCOME INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of 17.66% for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Salomon Brothers
Non-U.S. Government Bond Index had an aggregate total return of 16.69% for the same period.

    International bonds rallied as yields fell. Yields on long dated issues have fallen an average of 1.57% from their levels at the beginning of 1995. Strong returns in the non-US bond markets have been bolstered by strong gains in markets such as Denmark, Belgium and Netherlands. All major bond markets posted strong gains for the last twelve months. Global central bank easing has occurred throughout the G-7 countries as Japan, Germany and the U.K. moved rates lower.
Foreign economies are expected to stay weak well into mid-1996 with possibly some growth toward the late 1996 or early 1997. It appears that rates have bottomed in markets such as Germany and Japan.

    During the last several months the dollar reversed its long decline relative to the Japanese Yen and the German D-Mark as both the Bank of Japan and the
Bundesbank lowered local market interest rates. In the case of Japan where the economy has been virtually stagnant, the central bank has attempted to jump start the economy and stem the negative effect of a strong Yen relative to the dollar. Strong dollar gains were posted relative to both the Yen and D-Mark during the quarter. This has been a continuation of a trend that began in mid-April, when the Yen peaked relative to the dollar.

    Growth and inflation has been revised downward for the G-7 economies with the interest rate bias remaining downward. The Japanese bond market, a large component of the G-7 bond market, has witnessed slightly higher growth as the
Yen has appreciated from record high levels relative to the US dollar. With growth moving slightly higher and interest rates already at record lows, it would suggest that there is very little room for any further appreciation in the bond market. The weakness in the banking sector should also act as a drag on any significant increase in activity in the Japanese economy. In Europe, with growth subdued due to restrictive fiscal policies and weak consumer demand, it would appear that there is greater probability for a further decline in interest rates relative to the US market. This scenario suggests that there are still some good values in the European bond market.

    The trend towards a stronger dollar appears to be in place as Japan continues its symbolic measure of supporting a stronger US dollar. The large interest rate differentials between the U.S. and Japan would also support an increase in foreign purchases of US denominated securities. The Japanese have targeted a level of 108 yen/Dollar. The one unknown variable for the direction of the Yen is the still high trade imbalance between the US and Japan. Aside from this, the overall gap for Japan has shrunk to low levels, this signaling further depreciation for the Yen. A stronger dollar relative to the Yen will dampen local market gains as US investors convert their local market currency denominated investments back into US dollars.

                     INTERNATIONAL FIXED INCOME INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                                 AVERAGE ANNUAL TOTAL RETURN

                                                        WITHOUT TRAK FEE+
WITH TRAK FEE+
                                                   ---------------------------
----------------------------------------
   INTERNATIONAL FIXED INCOME INVESTMENTS          ACTUAL   WITHOUT WAIVERS**
ACTUAL          WITHOUT WAIVERS**
   ---------------------------------------------   ------   ------------------
-------          ------------------
   Year Ended 8/31/95                              17.66%         17.40%
15.92%                15.66%
   Inception (11/18/91) through 8/31/95            10.75%         10.39%
9.09%                 8.74%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                     INTERNATIONAL FIXED INCOME INVESTMENTS
                                      VS.
                SALOMON BROTHERS NON-U.S. GOVERNMENT BOND INDEX
                    DECEMBER 1, 1991 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in  the Consulting  Group Capital  Markets Funds  -- International  Fixed
Income
Investments on December 1, 1991 through August 31, 1995 as compared with the growth of a $10,000 investment in the Salomon Brothers Non-U.S. Government Bond
Index. The plot points used to draw the line graph were as follows:

           GROWTH OF $10,000   GROWTH OF $10,000
           INVESTED IN TRAK    INVESTED IN TRAK     GROWTH OF $10,000
             INTERNATIONAL       INTERNATIONAL      INVESTMENT IN THE
             FIXED INCOME        FIXED INCOME       SALOMON BROTHERS
 MONTH        INVESTMENTS         INVESTMENTS      NON-U.S. GOVERNMENT
 ENDING     (EXCLUDING FEE)     (INCLUDING FEE)        BOND INDEX
 12/01/91       $10,000             $10,000              $10,000
 12/91          $10,709             $10,696              $10,686
 03/92          $10,223             $10,173              $10,170
 06/92          $10,949             $10,854              $11,125
 09/92          $11,496             $11,353              $11,946
 12/92          $11,055             $10,877              $11,195
 03/93          $11,589             $11,360              $11,861
 06/93          $12,140             $11,856              $12,207
 09/93          $12,605             $12,262              $12,864
 12/93          $12,583             $12,196              $12,887
 03/94          $12,568             $12,135              $13,137
 06/94          $12,539             $12,061              $13,361
 09/94          $12,785             $12,251              $13,582
 12/94          $12,873             $12,290              $13,659
 03/95          $14,347             $13,646              $15,631
 06/95          $14,977             $14,192              $16,395
 08/95          $14,861             $14,048              $15,539

------------------------------------------------------------------------------
--
The Salomon Brothers Non-U.S. Government Bond Index is an index subset of the
Salomon Brothers World Bond Index that excludes corporate bonds and bonds denominated in U.S. dollars. It contains foreign government and supranational bonds denominated in Australian, Austrian, Belgian, British, Canadian, Danish,
Dutch, French, German, Italian, Japanese, Spanish, and Swedish currencies.
Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

                      EMERGING MARKETS EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

    The Portfolio had an aggregate total return of (15.13%) for the fiscal year ended August 31, 1995. The Portfolio's benchmark index, the Morgan Stanley
Emerging Markets Free Index, had an aggregate total return of (16.40%) for the same period.

    The currency devaluation and accompanying stock market collapse in Mexico late last year and in early 1995 had a far reaching influence on many emerging stock markets over the last twelve months. Most of the markets of Latin America posted poor returns over the fiscal year, with Mexico down 45%, Colombia, Brazil and Argentina all down over 20%, while only Chile and Peru were able to post positive gains, 11% and 47% respectively. Among the Asian markets, returns were also disappointing, with Taiwan, Sri Lanka, India and Pakistan all posting large negative double digit returns. Only Indonesia and Malaysia managed positive returns of approximately 6%.

    The emerging markets continue to exhibit their high quarter-to-quarter stock
market volatility. Select Latin  American markets have  recently shown signs of
rebounding  while Asia's growth markets  have continued to disappoint investors.
Most of  the developing  markets  performance is  heavily dependent  on foreign
capital flows from major markets such as the U.S. As the higher returns recently
achieved  in the U.S. markets  begin to fade, many  of these high growth markets
will begin to  see higher  capital inflows  from U.S.  investors seeking higher
potential  returns.  Also,  lower interest  rates  and  a lower  Yen  will force
investors to  re-visit  investing  in neighboring  developing  markets  such as
Malaysia,   Singapore,  the  Philippines  and  Indonesia.  Fresh  injections of
international capital to these markets should provide some cause for optimism near term. Longer term, the growth potential of these markets is still in place and the reasonable investor would be well advised to diversify his or her emerging markets exposure into as many markets as possible, lessening the risk of overweighting any one of these extremely volatile local stock markets.

                      EMERGING MARKETS EQUITY INVESTMENTS
                              PORTFOLIO HIGHLIGHTS
                                AUGUST 31, 1995

                                                AVERAGE ANNUAL TOTAL RETURN

                                                   WITHOUT TRAK FEE+
WITH TRAK FEE+
                                        --------------------------------------
-   ---------------------------------------
   EMERGING MARKETS EQUITY INVESTMENTS        ACTUAL         WITHOUT WAIVERS**
ACTUAL         WITHOUT WAIVERS**
   -----------------------------------       --------        -----------------
-        --------        ------------------
   Year Ended 8/31/95                        (15.13)%             (15.44)%
(16.39)%             (16.70)%
   Inception (4/21/94) through 8/31/95         0.50%                0.04%
(1.00)%              (1.45)%

                HYPOTHETICAL ILLUSTRATION OF $10,000 INVESTED IN
                      EMERGING MARKETS EQUITY INVESTMENTS
                                      VS.
                   MORGAN STANLEY EMERGING MARKETS FREE INDEX
                      MAY 1, 1994 THROUGH AUGUST 31, 1995

A line graph depicting the total growth of a hypothetical investment of
$10,000
in Consulting Group Capital Markets Funds -- Emerging Markets Equity
Investments
on  May 1, 1994 through August 31, 1995 as compared with the growth of a
$10,000
investment in the Morgan Stanley Emerging Markets Free Index. The plot points used to draw the line graph were as follows:

                                                     GROWTH OF $10,000
           GROWTH OF $10,000    GROWTH OF $10,000    INVESTMENT IN THE
            INVESTED IN TRAK     INVESTED IN TRAK     MORGAN STANLEY
            EMERGING MARKETS     EMERGING MARKETS        EMERGING
 MONTH     EQUITY INVESTMENTS   EQUITY INVESTMENTS     MARKETS FREE
 ENDING     (EXCLUDING FEE)      (INCLUDING FEE)           INDEX
 05/01/94        $10,000              $10,000             $10,000
 05/94           $10,249              $10,236             $10,342
 06/94           $ 9,826              $ 9,801             $10,057
 09/94           $12,015              $11,940             $12,145
 12/94           $10,120              $10,019             $10,398
 03/95           $ 9,188              $ 9,063             $ 9,111
 06/95           $ 9,916              $ 9,744             $10,056
 08/95           $10,018              $ 9,820             $10,039

------------------------------------------------------------------------------
--

The Morgan Stanley Emerging Markets Free Index is an index comprised of thirteen emerging markets open to direct foreign participation. Because the index is not a managed portfolio, there are no advisory fees or internal management expenses reflected in the index's performance.

NOTE: The performance shown represents past performance and is not a guarantee of future results. A Portfolio's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than original cost.

 *Assumes the reinvestment of all distributions.

**See Note 2 to Financial Statements.

  + The maximum annual TRAK fee is 1.50% of the value of TRAK assets.

  THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF
                    CONSULTING GROUP CAPITAL MARKETS FUNDS.
     IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS FOR THE TRUST WHICH CONTAINS
      INFORMATION CONCERNING THE TRUST'S INVESTMENT POLICIES, CHARGES AND
                EXPENSES AS WELL AS OTHER PERTINENT INFORMATION.

TK2120,  10/95  CONSULTING GROUP  CAPITAL MARKETS FUNDS -  222 DELAWARE AVENUE
-
WILMINGTON, DELAWARE  -  19801